UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

1999 Avenue of the stars, 27th Floor Los Angeles, CA 90067

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: January 31

Date of reporting period: October 31, 2014

SunAmerica Series Trust

Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2014 —

(unaudited)

Security Description	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENT SECURITIES — 100.2%
Asset-Backed Commercial Paper — 29.5%
Albion Capital LLC 0.20% due 11/17/2014*	$1,000,000	$999,917
Albion Capital LLC 0.20% due 11/21/2014*	825,000	824,913
Atlantic Asset Securization LLC 0.12% due 11/03/2014*	600,000	599,998
Autobahn Funding Co. LLC 0.18% due 01/02/2015*	912,000	911,690
Autobahn Funding Co. LLC 0.19% due 11/18/2014*	1,265,000	1,264,893
Barton Capital Corp. 0.07% due 11/03/2014*	8,980,000	8,979,983
Chariot Funding LLC 0.21% due 11/12/2014*	1,000,000	999,942
Chariot Funding LLC 0.21% due 12/15/2014*	2,035,000	2,034,490
Charta LLC 0.21% due 11/10/2014*	3,000,000	2,999,860
Collateralized Commercial Paper Co. LLC 0.25% due 12/01/2014	1,500,000	1,499,698
Collateralized Commercial Paper Co. LLC 0.27% due 02/05/2015	1,400,000	1,399,328
Collateralized Commercial Paper Co. LLC 0.27% due 03/09/2015	2,000,000	1,998,400
Collateralized Commercial Paper Co. LLC 0.30% due 03/02/2015	1,400,000	1,398,992
Collateralized Commercial Paper Co. LLC 0.30% due 04/24/2015	1,500,000	1,497,930
Collateralized Commercial Paper Co. LLC 0.30% due 05/18/2015	1,800,000	1,796,922
Fairway Finance LLC 0.20% due 01/12/2015*	500,000	499,820
Fairway Finance LLC 0.21% due 01/14/2015*	1,030,000	1,029,619
Fairway Finance LLC 0.21% due 01/20/2015*	337,000	336,862
Fairway Finance LLC 0.22% due 04/16/2015*	2,600,000	2,597,088
Fairway Finance LLC 0.22% due 04/23/2015*	2,695,000	2,691,793
Gotham Funding Corp. 0.16% due 01/02/2015*	350,000	349,881
Govco, LLC 0.20% due 11/24/2014*	1,005,000	1,004,877
Jupiter Securitization Co. LLC 0.21% due 12/03/2014*	2,200,000	2,199,602
Jupiter Securitization Co. LLC 0.21% due 12/08/2014*	1,000,000	999,790
Jupiter Securitization Co. LLC 0.21% due 01/07/2015*	670,000	669,772
Jupiter Securitization Co. LLC 0.22% due 11/03/2014*	445,000	444,997
Kells Funding LLC 0.24% due 04/23/2015*	1,500,000	1,499,925
Kells Funding LLC FRS 0.24% due 06/25/2015*	713,000	712,907
LMA Americas LLC 0.11% due 11/03/2014*	250,000	249,999
Manhattan Asset Funding Co. LLC 0.18% due 11/05/2014*	1,500,000	1,499,978
Matchpoint Master Trust 0.08% due 11/03/2014*	8,980,000	8,979,980
Old Line Funding LLC 0.22% due 04/13/2015*	2,695,000	2,692,197
Old Line Funding LLC 0.23% due 01/26/2015*	330,000	329,858
Old Line Funding LLC 0.23% due 05/12/2015*	2,700,000	2,696,468
Old Line Funding LLC 0.24% due 02/26/2015*	4,000,000	3,997,391
Old Line Funding LLC 0.24% due 04/28/2015*	731,000	730,131
Old Line Funding LLC 0.25% due 01/21/2015*	385,000	384,847
Old Line Funding LLC 0.25% due 02/02/2015*	390,000	389,814
Regency Markets No. 1 LLC 0.12% due 11/06/2014*	524,000	523,993
Regency Markets No. 1 LLC 0.12% due 11/07/2014*	2,096,000	2,095,965
Thunder Bay Funding LLC 0.24% due 01/21/2015*	2,500,000	2,498,817
Thunder Bay Funding LLC 0.24% due 04/28/2015*	1,211,000	1,209,677
Thunder Bay Funding LLC 0.25% due 01/21/2015*	340,000	339,839
Versailles Commercial Paper LLC 0.22% due 11/03/2014*	2,700,000	2,699,983
Versailles Commercial Paper LLC 0.22% due 11/10/2014*	2,000,000	1,999,902
Versailles Commercial Paper LLC 0.22% due 12/02/2014*	493,000	492,910
Versailles Commercial Paper LLC 0.22% due 12/15/2014*	454,000	453,881
Working Capital Management Co. 0.11% due 11/04/2014*	305,000	304,998
Working Capital Management Co. 0.11% due 11/06/2014*	528,000	527,994
Working Capital Management Co. 0.12% due 11/04/2014*	380,000	379,997
Working Capital Management Co. 0.12% due 11/05/2014*	300,000	299,997
Working Capital Management Co. 0.12% due 11/06/2014*	264,000	263,996

Total Asset-Backed Commercial Paper (cost $80,285,724)		80,286,501

Certificates of Deposit — 32.0%
Australia & New Zealand Banking Group, Ltd. NY FRS 0.48% due 01/29/2015	500,000	500,385
Bank of Montreal Chicago 0.18% due 12/08/2014	600,000	600,000

Bank of Nova Scotia Houston 0.20% due 02/04/2015	3,000,000	2,999,760
Bank of Nova Scotia Houston 0.22% due 12/23/2014	950,000	950,000
Bank of Nova Scotia Houston 0.24% due 02/04/2015	1,400,000	1,400,378
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.24% due 12/12/2014	500,000	500,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.24% due 01/02/2015	2,600,000	2,600,182
Barclays Bank PLC NY 0.25% due 12/16/2014	2,700,000	2,700,000
Canadian Imperial Bank of Commerce NY FRS 0.18% due 02/06/2015	3,500,000	3,499,720
Canadian Imperial Bank of Commerce NY FRS 0.21% due 02/10/2015	2,625,000	2,624,869
Citibank NA 0.23% due 12/17/2014	3,584,000	3,584,045
Citibank NA 0.24% due 01/08/2015	900,000	900,189
Credit Industriel et Commercial NY 0.24% due 01/02/2015	1,000,000	1,000,070
Credit Industriel et Commercial NY 0.25% due 01/02/2015	2,000,000	2,000,175
Credit Industriel et Commercial NY 0.26% due 11/03/2014	1,000,000	1,000,000
Credit Suisse NY 0.28% due 12/26/2014	3,100,000	3,100,000
Credit Suisse NY 0.28% due 01/26/2015	3,600,000	3,600,360
Credit Suisse NY 0.28% due 01/30/2015	1,200,000	1,200,120
Credit Suisse NY FRS 0.44% due 01/12/2015	165,000	165,033
DG Bank NY 0.31% due 02/13/2015	768,000	768,115
DZ Bank AG Deutsche Zentral 0.23% due 11/19/2014	1,000,000	1,000,002
HSBC Bank USA NA NY 0.21% due 11/05/2014	4,250,000	4,250,004
HSBC Bank USA NA NY 0.24% due 04/06/2015	2,400,000	2,399,904
HSBC Bank USA NA NY 0.24% due 04/27/2015	1,454,000	1,453,927
Mizuho Corporate Bank 0.25% due 12/29/2014	3,016,000	3,016,024
Rabobank Nederland NV NY 0.22% due 01/06/2015	2,950,000	2,950,177
Rabobank Nederland NV NY FRS 0.24% due 11/14/2014	505,000	505,007
Royal Bank of Canada NY 0.26% due 01/15/2015	729,000	729,044
Skandinaviska Enskilda Banken NY 0.23% due 02/10/2015	1,500,000	1,500,090
State Street Bank & Trust Co. 0.20% due 12/15/2014	2,515,000	2,515,000
State Street Bank & Trust Co. 0.20% due 02/09/2015	2,500,000	2,499,875
State Street Bank & Trust Co. 0.21% due 12/17/2014	4,435,000	4,435,000
Sumitomo Mitsui Banking Corp. NY FRS 0.24% due 02/02/2015	1,850,000	1,849,907
Sumitomo Mitsui Banking Corp. NY 0.25% due 11/13/2014	900,000	900,000
Sumitomo Mitsui Banking Corp. NY 0.25% due 01/02/2015	1,500,000	1,500,075
Sumitomo Mitsui Banking Corp. NY 0.25% due 01/15/2015	2,500,000	2,500,150
Sumitomo Mitsui Banking Corp. NY 0.36% due 01/13/2015	858,000	858,249
Svenska Handelsbanken NY 0.18% due 11/12/2014	2,500,000	2,500,003
Svenska Handelsbanken NY 0.18% due 12/30/2014	1,000,000	1,000,008
Svenska Handelsbanken NY 0.23% due 03/24/2015	7,000,000	7,000,280
UBS AG Stamford CT 0.23% due 11/28/2014	3,000,000	3,000,065
Wells Fargo Bank NA 0.21% due 12/01/2014	3,000,000	3,000,000

Total Certificates of Deposit (cost $87,055,113)		87,056,192

Commercial Paper — 16.4%
ANZ New Zealand International, Ltd. 0.21% due 01/09/2015*	260,000	259,927
ASB Finance, Ltd. 0.21% due 01/16/2015*	260,000	259,917
Automatic Data Processing, Inc. 0.09% due 11/06/2014*	795,000	794,994
Bank of New York Mellon Corp. 0.07% due 11/03/2014*	2,951,000	2,950,994
Bank of Nova Scotia 0.23% due 02/06/2015*	725,000	724,797
BNZ International Funding, Ltd. 0.21% due 01/15/2015*	1,050,000	1,049,590
Caisse Centrale Desjardins 0.17% due 12/19/2014*	2,750,000	2,749,408
Caisse Centrale Desjardins 0.20% due 11/03/2014*	2,600,000	2,599,986
Caisse des Depots et Consignations 0.21% due 11/18/2014*	1,245,000	1,244,887
Coca-Cola Co. 0.16% due 12/01/2014*	640,000	639,917
Coca-Cola Co. 0.16% due 12/29/2014*	515,000	514,870
Coca-Cola Co. 0.24% due 06/23/2015*	1,000,000	998,770
Dexia Credit Local SA NY 0.27% due 04/01/2015	2,800,000	2,797,592
Mizuho Funding LLC 0.23% due 12/23/2014*	3,115,000	3,114,007
National Australia Funding Delaware, Inc. 0.22% due 03/13/2015*	578,000	577,960

Nordea Bank AB 0.20% due 11/26/2014*	500,000	499,933
Nordea Bank AB 0.23% due 04/14/2015*	250,000	249,752
Prudential Funding LLC 0.06% due 11/03/2014	11,010,000	11,009,982
Rabobank USA Financial Corp. 0.22% due 12/22/2014	334,000	333,898
Toyota Credit Canada, Inc. 0.22% due 01/28/2015	2,600,000	2,599,428
Toyota Credit Canada, Inc. 0.24% due 05/12/2015	185,000	184,802
Toyota Financial Services de Puerto Rico, Inc. 0.26% due 03/10/2015	373,000	372,840
Toyota Motor Credit Corp. FRS 0.20% due 03/02/2015	2,027,000	2,026,878
Westpac Securities NZ, Ltd. 0.20% due 11/13/2014*	5,900,000	5,899,639

Total Commercial Paper (cost $44,452,554)		44,454,768

Corporate Notes — 7.1%
Cheyne Finance LLC FRS Escrow Security 4.83% due 10/25/2007*(1)(2)(3)(4)(5)	2,169,914	31,681
Cheyne Finance LLC FRS Escrow Security 4.83% due 01/25/2008*(1)(2)(3)(4)(5)	3,157,859	46,105
Commonwealth Bank of Australia Senior Notes 3.50% due 03/19/2015*	60,000	60,647
General Electric Capital Corp. Senior Notes 1.63% due 07/02/2015	758,000	764,572
General Electric Capital Corp. Senior Notes 2.15% due 01/09/2015	7,525,000	7,549,757
General Electric Capital Corp. Senior Notes 3.75% due 11/14/2014	3,955,000	3,959,544
IBM Corp. FRS Senior Notes 0.22% due 02/04/2015	2,845,000	2,844,659
Royal Bank of Canada Senior Notes 1.15% due 03/13/2015	229,000	229,730
Sumitomo Mitsui Banking Corp. Senior Notes 1.90% due 01/12/2015*	469,000	470,111
Toyota Motor Credit Corp. Senior Notes 1.00% due 02/17/2015	188,000	188,391
Toyota Motor Credit Corp. Senior Notes 1.25% due 11/17/2014	665,000	665,281
UBS AG Stamford CT Senior Notes 3.88% due 01/15/2015	2,510,000	2,526,993

Total Corporate Notes (cost $19,400,426)		19,337,471

Municipal Bonds & Notes(6) — 3.3%
Calleguas-Las Virgenes Public Financing Authority VRDN Revenue Bonds (LOC-Wells Fargo Bank NA) 0.04% due 07/01/2037	240,000	240,000
Cleveland Department of Public Utilities Division of Water VRDN Revenue Bonds (LOC-Bank of NY Mellon) 0.04% due 01/01/2033	390,000	390,000
Colorado Housing & Finance Authority VRDN Revenue Bonds 0.07% due 10/01/2034	145,000	145,000
Indiana Finance Authority VRDN Revenue Bonds (LOC-Bank of NY Mellon) 0.05% due 09/01/2048	630,000	630,000
Iowa Finance Authority Single Family Mtg. VRDN Revenue Bonds 0.13% due 07/01/2037	880,000	880,000
Kent Hospital Finance Authority VRDN Revenue Bonds (LOC-Bank of NY Mellon) 0.05% due 01/15/2026	1,140,000	1,140,000
Metropolitan Transportation Authority VRDN Revenue Bonds (LOC-Landesbank Hessen) 0.09% due 11/01/2035	1,075,000	1,075,000
Miami-Dade County Industrial Development Authority VRDN Revenue Bonds (LOC-TD Bank NA) 0.12% due 07/01/2037	100,000	100,000
Minnesota Office of Higher Education VRDN Series A Revenue Bonds (LOC-US Bank NA) 0.11% due 12/01/2043	610,000	610,000
Mississippi Business Finance Corp. VRDN Series A Revenue Bonds 0.07% due 11/01/2035	385,000	385,000
New Hampshire Health & Education Facilities Authority VRDN Revenue Bonds 0.07% due 06/01/2041	170,000	170,000

New York State Energy Research & Development Authority VRDN Revenue Bonds (LOC-Mizuho Corporate Bank) 0.04% due 05/01/2039	400,000	400,000
Pima County Industrial Development Authority VRDN Revenue Bonds (LOC-Bank of NY Mellon) 0.07% due 12/01/2022	300,000	300,000
Rhode Island Health & Educational Building Corp. VRDN Revenue Bonds (LOC-TD Bank NA) 0.04% due 08/15/2036	395,000	395,000
Sacramento Municipal Utility District VRDN Series L Revenue Bonds (LOC-US Bank NA) 0.04% due 08/15/2041	345,000	345,000
Simmons College Massachusetts VRDN Revenue Bonds (LOC-TD Bank NA) 0.11% due 10/01/2022	195,000	195,000
St Louis Industrial Development Authority VRDN Revenue Bonds (LOC-US Bank NA) 0.05% due 12/01/2040	100,000	100,000
State of Texas VRDN General Obligation Bonds 0.07% due 06/01/2045	400,000	400,000
Wisconsin Health & Educational Facilities Authority VRDN Revenue Bonds (LOC-US Bank NA) 0.05% due 08/15/2033	185,000	185,000
Wisconsin Health & Educational Facilities Authority VRDN Revenue Bonds (LOC-PNC Bank NA) 0.05% due 08/15/2036	790,000	790,000

Total Municipal Bonds & Notes (cost $8,874,995)		8,875,000

Time Deposits — 5.6%
Lloyds Banking Group PLC 0.05% due 11/03/2014	7,263,000	7,263,000
Swedbank AB 0.06% due 11/03/2014	7,869,000	7,869,000

Total Time Deposits (cost $15,132,000)		15,132,000

U.S. Government Agencies — 4.8%
Federal Home Loan Bank Disc. Notes 0.00% due 11/03/2014	12,449,000	12,449,000
Federal National Mtg. Assoc. Disc. Notes 0.07% due 01/02/2015	444,000	443,978

Total U.S. Government Agencies (cost $12,892,951)		12,892,978

U.S. Government Treasuries — 1.5%
United States Treasury Notes 2.38% due 02/28/2015 (cost $4,166,386)	4,135,000	4,165,682

Total Short-Term Investment Securities — 100.2% (cost $272,260,149)		272,200,592

TOTAL INVESTMENTS — (cost $272,260,149)(7)	100.2%	272,200,592
Liabilities in excess of other assets	(0.2)	(433,585)

NET ASSETS	100.0%	$271,767,007

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2014, the aggregate value of these securities was $96,433,123 representing 35.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security in default
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At October 31, 2014, the aggregate value of these securities was $77,786 representing 0.0% of net assets.
(4)	Security issued by a structured investment vehicle (“SIV”). These SIV’s may be affected by, among other things, changes in interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.
(5)	On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC (“SIV Portfolio”) (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the “Notes”) held by the Portfolio, triggered the appointment of receivers (Deloitte &Touche LLP) (collectively, the “Receiver”). On October 17, 2007, the Receiver determined that SIV Portfolio was about to become unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio’s investment portfolio and a distribution to senior creditors, including the Portfolio, was made. Furthermore, an additional distribution to senior creditors, including the Portfolio, was made on August 13, 2008. The market value of the Notes, as of October 31, 2014, represents the Notes’ residual value that may be distributed to the Portfolio.
(6)	The security’s effective maturity date is less than one year.
(7)	See Note 4 for cost of investments on a tax basis.

FRS — Floating Rate Security
LOC — Letter of Credit
VRDN — Variable Rate Demand Note

The rates shown on FRS and VRDN are the current interest rates at October 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

Industry Allocation*

Banks-Foreign-US Branches	23.2%
Asset Backed Commercial Paper/Auto	12.2
Banks-Foreign	12.0
Banks-Domestic	10.3
Asset Backed Commercial Paper/Fully Supported	10.0
U.S. Government Agencies	4.7
Diversified	4.5
Insurance	4.1
Asset Backed Commercial Paper/Diversified	3.6
Collateralized Commercial Paper/REPO Backed	3.5
Municipal	3.0
Automobile	2.2
Government-Related Entity	1.5
Sovereigns/Supranational	1.5
Brokerage/Investment	1.2
Computers	1.1
Food & Beverage	0.8
Consumer Noncyclical	0.3
Asset Backed Commercial Paper/Trade Receivables	0.2
Student Loan	0.2
Higher Education	0.1
Asset Backed/Structured Investment	0.0

100.2%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2014 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Short-Term Investment Securities:
Asset-Backed Commercial Paper	$—	$80,286,501	$—	$80,286,501
Certificates of Deposit	—	87,056,192	—	87,056,192
Commercial Paper	—	44,454,768	—	44,454,768
Corporate Notes	—	19,259,685	77,786	19,337,471
Municipal Bonds & Notes	—	8,875,000	—	8,875,000
Time Deposits	—	15,132,000	—	15,132,000
U.S. Government Agencies	—	12,892,978	—	12,892,978
U.S. Government Treasuries	—	4,165,682	—	4,165,682

Total	$—	$272,122,806	$77,786	$272,200,592

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
U.S. CORPORATE BONDS & NOTES — 80.8%
Advertising Agencies — 0.5%
Interpublic Group of Cos., Inc. Senior Notes 2.25% due 11/15/2017	$2,160,000	$2,176,516
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	1,000,000	996,088
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022	250,000	254,625
Omnicom Group, Inc. Company Guar. Notes 3.63% due 05/01/2022	3,000,000	3,074,256
Omnicom Group, Inc. Company Guar. Notes 3.65% due 11/01/2024	1,270,000	1,261,591

		7,763,076

Advertising Sales — 0.2%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Company Guar. Notes 5.25% due 02/15/2022*	125,000	129,063
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Company Guar. Notes 5.63% due 02/15/2024*	875,000	912,187
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Company Guar. Notes 5.88% due 03/15/2025*	550,000	577,500
Lamar Media Corp. Company Guar. Notes 5.00% due 05/01/2023	400,000	400,050
Lamar Media Corp. Company Guar. Notes 5.38% due 01/15/2024	750,000	776,250
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	675,000	712,125

		3,507,175

Aerospace/Defense — 0.2%
BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/2015*	3,020,000	3,125,791
Rockwell Collins, Inc. Senior Notes 3.10% due 11/15/2021	750,000	764,292

		3,890,083

Aerospace/Defense-Equipment — 0.2%
B/E Aerospace, Inc. Senior Notes 5.25% due 04/01/2022	1,075,000	1,195,938
TransDigm, Inc. Company Guar. Notes 5.50% due 10/15/2020	575,000	575,000
TransDigm, Inc. Company Guar. Notes 6.00% due 07/15/2022	225,000	227,531
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	775,000	798,250
TransDigm, Inc. Company Guar. Notes 7.50% due 07/15/2021	1,000,000	1,080,000

		3,876,719

Agricultural Chemicals — 0.2%
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/2019*	2,940,000	3,320,357

Airlines — 0.3%
Southwest Airlines Co. Senior Notes 5.13% due 03/01/2017	2,500,000	2,698,918
Southwest Airlines Co. Senior Notes 7.38% due 03/01/2027	1,215,000	1,551,879

		4,250,797

Applications Software — 0.2%
Emdeon, Inc. Company Guar. Notes 11.00% due 12/31/2019	850,000	942,437
Nuance Communications, Inc. Company Guar. Notes 5.38% due 08/15/2020*	1,900,000	1,909,500

		2,851,937

Auto-Cars/Light Trucks — 1.6%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	600,000	670,500
Daimler Finance North America LLC Company Guar. Notes 1.65% due 04/10/2015*	660,000	663,359
Daimler Finance North America LLC Company Guar. Notes 1.88% due 01/11/2018*	5,000,000	5,017,125
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/2016*	1,700,000	1,748,882
Daimler Finance North America LLC Company Guar. Notes 2.95% due 01/11/2017*	4,000,000	4,147,864
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	3,000,000	3,060,720
General Motors Corp. Escrow Notes 7.20% due 01/15/2011(1)(2)(3)†	1,000,000	0
General Motors Corp. Escrow Notes 7.40% due 09/01/2025(1)(2)(3)†	2,800,000	0
General Motors Corp. Escrow Notes 9.45% due 12/31/2011(1)(2)(3)†	250,000	0
Harley-Davidson Financial Services, Inc. Company Guar. Notes 2.70% due 03/15/2017*	910,000	937,541

Harley-Davidson Financial Services, Inc. Company Guar. Notes 3.88% due 03/15/2016*	1,190,000	1,237,358
Hyundai Capital America Senior Notes 2.88% due 08/09/2018*	2,500,000	2,560,990
Nissan Motor Acceptance Corp. Senior Notes 1.95% due 09/12/2017*	3,380,000	3,410,623
Nissan Motor Acceptance Corp. Senior Notes 4.50% due 01/30/2015*	3,570,000	3,604,504

		27,059,466

Auto-Heavy Duty Trucks — 0.1%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	1,025,000	1,117,250

Auto/Truck Parts & Equipment-Original — 0.5%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	1,725,000	1,746,562
American Axle & Manufacturing, Inc. Company Guar. Notes 5.13% due 02/15/2019	250,000	253,750
American Axle & Manufacturing, Inc. Company Guar. Notes 6.63% due 10/15/2022	250,000	266,875
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/2019	1,925,000	2,156,000
Lear Corp. Company Guar. Notes 4.75% due 01/15/2023	1,525,000	1,528,812
MPG Holdco I, Inc. Company Guar. Notes 7.38% due 10/15/2022*	1,850,000	1,942,500
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	825,000	878,625
Titan International, Inc. Sr. Sec. Notes 6.88% due 10/01/2020	225,000	203,063

		8,976,187

Auto/Truck Parts & Equipment-Replacement — 0.2%
Allison Transmission, Inc. Company Guar. Notes 7.13% due 05/15/2019*	725,000	762,156
Exide Technologies Senior Sec. Notes 8.63% due 02/01/2018†(4)(5)	425,000	75,438
IDQ Holdings, Inc. Senior Sec. Notes 11.50% due 04/01/2017*	250,000	270,625
UCI International, Inc. Company Guar. Notes 8.63% due 02/15/2019	2,025,000	1,944,000

		3,052,219

Banks-Commercial — 1.6%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/2016	3,245,000	3,417,741
BB&T Corp. Senior Notes 2.25% due 02/01/2019	2,445,000	2,461,594
Branch Banking & Trust Co. Sub. Notes 3.80% due 10/30/2026	3,000,000	3,043,014
CIT Group, Inc. Senior Notes 5.00% due 05/15/2017	600,000	628,500
CIT Group, Inc. Senior Notes 5.00% due 08/01/2023	625,000	652,344
CIT Group, Inc. Senior Notes 5.25% due 03/15/2018	2,250,000	2,373,750
CIT Group, Inc. Senior Notes 5.38% due 05/15/2020	250,000	267,188
CIT Group, Inc. Senior Notes 6.63% due 04/01/2018*	475,000	520,125
City National Corp. Senior Notes 5.25% due 09/15/2020	2,205,000	2,456,138
Compass Bank Senior Notes 2.75% due 09/29/2019	1,530,000	1,541,106
Discover Bank Senior Notes 2.00% due 02/21/2018	1,700,000	1,692,522
Discover Bank Sub. Notes 8.70% due 11/18/2019	688,000	854,427
HSBC USA, Inc. Senior Notes 1.63% due 01/16/2018	700,000	699,590
HSBC USA, Inc. Senior Notes 2.38% due 02/13/2015	500,000	502,771
Manufacturers & Traders Trust Co. FRS Sub. Notes 5.63% due 12/01/2021	2,860,000	2,967,259
Sophia Holding Finance Company Guar. Notes 9.63% due 12/01/2018*(6)	525,000	534,187
Union Bank NA Senior Notes 2.63% due 09/26/2018	2,300,000	2,342,394

		26,954,650

Banks-Fiduciary — 0.4%
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	3,510,000	3,540,516
Wilmington Trust Corp. Sub. Notes 8.50% due 04/02/2018	3,390,000	4,032,273

		7,572,789

Banks-Super Regional — 1.1%
Banc One Corp. Sub. Debentures 8.00% due 04/29/2027	460,000	618,822
Comerica, Inc. Sub. Notes 3.80% due 07/22/2026	2,330,000	2,329,916
Fifth Third Bancorp Senior Notes 3.63% due 01/25/2016	1,730,000	1,788,119

Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	1,780,000	2,137,506
PNC Funding Corp. Bank Guar. Notes 5.13% due 02/08/2020	1,260,000	1,421,407
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/2016	1,600,000	1,662,904
Wachovia Bank NA Sub. Notes 4.80% due 11/01/2014	2,000,000	2,000,000
Wachovia Bank NA Sub. Notes 4.88% due 02/01/2015	1,350,000	1,364,483
Wachovia Corp. Senior Notes 5.75% due 02/01/2018	4,020,000	4,536,458

		17,859,615

Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 4.75% due 11/15/2024	350,000	357,875

Brewery — 0.1%
SABMiller Holdings, Inc. Company Guar. Notes 2.45% due 01/15/2017*	1,840,000	1,880,649

Broadcast Services/Program — 0.6%
Clear Channel Communications, Inc. Senior Sec. Notes 9.00% due 03/01/2021	2,225,000	2,225,000
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series A 6.50% due 11/15/2022	75,000	77,250
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series B 6.50% due 11/15/2022	2,475,000	2,561,625
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series A 7.63% due 03/15/2020	225,000	237,375
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series B 7.63% due 03/15/2020	425,000	452,094
Crown Media Holdings, Inc. Company Guar. Notes 10.50% due 07/15/2019	1,750,000	1,916,250
Discovery Communications LLC Company Guar. Notes 5.05% due 06/01/2020	2,000,000	2,223,154

		9,692,748

Building & Construction Products-Misc. — 0.3%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	625,000	670,313
Building Materials Corp. of America Company Guar. Notes 7.50% due 03/15/2020*	200,000	211,750
CPG Merger Sub LLC Company Guar. Notes 8.00% due 10/01/2021*	825,000	847,687
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021	2,000,000	2,150,000
Nortek, Inc. Company Guar. Notes 10.00% due 12/01/2018	400,000	421,000
Roofing Supply Group LLC/Roofing Supply Finance, Inc. Company Guar. Notes 10.00% due 06/01/2020*	875,000	907,812
Unifrax I LLC / Unifrax Holding, Co. Company Guar. Notes 7.50% due 02/15/2019*	175,000	177,625
USG Corp. Company Guar. Notes 5.88% due 11/01/2021*	225,000	232,313

		5,618,500

Building & Construction-Misc. — 0.1%
Ply Gem Industries Inc. Company Guar. Notes 6.50% due 02/01/2022	550,000	541,062
Unifrax I LLC/Unifrax Holding Co. Company Guar. Notes 7.50% due 02/15/2019*	975,000	989,625

		1,530,687

Building Products-Wood — 0.6%
Masco Corp. Senior Bonds 4.80% due 06/15/2015	5,500,000	5,603,532
Masco Corp. Senior Notes 5.85% due 03/15/2017	3,250,000	3,526,250
Masco Corp. Senior Notes 5.95% due 03/15/2022	730,000	803,000

		9,932,782

Building-Heavy Construction — 0.1%
MasTec, Inc. Company Guar. Notes 4.88% due 03/15/2023	275,000	262,625
SBA Tower Trust Sec. Notes 5.10% due 04/15/2042*	1,790,000	1,897,941

		2,160,566

Building-Residential/Commercial — 0.1%
Allegion US Holding Co., Inc. Company Guar. Notes 5.75% due 10/01/2021	925,000	968,938

Cable/Satellite TV — 1.8%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	1,025,000	1,022,437
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 03/15/2021	225,000	227,813
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 01/15/2024	300,000	307,125

CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	1,250,000	1,328,125
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.25% due 10/30/2017	800,000	833,000
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.38% due 06/01/2020	650,000	696,719
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 8.13% due 04/30/2020	150,000	159,000
CCOH Safari LLC Company Guar. Notes 5.50% due 12/01/2022	425,000	429,250
CCOH Safari LLC Company Guar. Notes 5.75% due 12/01/2024	250,000	251,406
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	700,000	683,375
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	175,000	170,844
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 6.38% due 09/15/2020*	1,325,000	1,381,312
Comcast Corp. Company Guar. Notes 5.88% due 02/15/2018	1,000,000	1,135,317
Comcast Corp. Company Guar. Notes 6.50% due 01/15/2017	748,000	835,264
Cox Communications, Inc. Senior Notes 2.95% due 06/30/2023*	1,000,000	948,082
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	820,000	802,778
Cox Communications, Inc. Senior Notes 5.45% due 12/15/2014	1,067,000	1,072,793
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 4.45% due 04/01/2024	1,500,000	1,564,998
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	1,500,000	1,524,156
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 03/01/2041	2,750,000	3,214,450
DISH DBS Corp. Company Guar. Notes 4.63% due 07/15/2017	200,000	208,500
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	225,000	224,156
DISH DBS Corp. Company Guar. Notes 5.13% due 05/01/2020	775,000	806,000
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022	2,225,000	2,358,500
Time Warner Cable, Inc. Company Guar. Notes 4.00% due 09/01/2021	3,273,000	3,465,632
Time Warner Cable, Inc. Company Guar. Notes 5.50% due 09/01/2041	3,410,000	3,851,176
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/2039	690,000	893,722
Time Warner Cable, Inc. Company Guar. Notes 8.75% due 02/14/2019	490,000	615,479

		31,011,409

Casino Hotels — 0.5%
Chester Downs & Marina LLC Senior Sec. Notes 9.25% due 02/01/2020*	650,000	578,500
MGM Resorts International Company Guar. Notes 5.25% due 03/31/2020	425,000	435,625
MGM Resorts International Company Guar. Notes 6.75% due 10/01/2020	950,000	1,042,625
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	1,925,000	2,218,562
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	2,175,000	2,142,375
Station Casinos LLC Company Guar. Notes 7.50% due 03/01/2021	1,575,000	1,645,875

		8,063,562

Casino Services — 0.1%
Affinity Gaming LLC/Affinity Gaming Finance Corp. Company Guar. Notes 9.00% due 05/15/2018	925,000	897,250
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 9.50% due 06/15/2019*	912,000	973,560

		1,870,810

Cellular Telecom — 1.2%
Crown Castle Towers LLC Senior Sec. Notes 5.50% due 01/15/2037*	5,650,000	6,010,854
Sprint Communications Company Guar. Notes 7.00% due 03/01/2020*	375,000	418,312
Sprint Communications Company Guar. Notes 9.00% due 11/15/2018*	400,000	470,500

Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024*	600,000	616,500
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023*	1,700,000	1,840,250
Sprint Nextel Corp. Senior Notes 6.00% due 11/15/2022	1,825,000	1,820,437
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019	2,500,000	2,625,000
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	200,000	206,000
T-Mobile USA, Inc. Company Guar. Notes 6.13% due 01/15/2022	1,075,000	1,113,969
T-Mobile USA, Inc. Company Guar. Notes 6.25% due 04/01/2021	425,000	443,594
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	275,000	282,563
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	175,000	183,313
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	1,350,000	1,422,562
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/01/2023	650,000	685,750
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	100,000	105,375
T-Mobile USA, Inc. Company Guar. Notes 6.73% due 04/28/2022	375,000	396,563
T-Mobile USA, Inc. Company Guar. Notes 6.84% due 04/28/2023	900,000	951,750

		19,593,292

Chemicals-Diversified — 0.6%
Axiall Corp. Company Guar. Notes 4.88% due 05/15/2023	125,000	121,250
Celanese US Holdings LLC Company Guar. Notes 4.63% due 11/15/2022	825,000	831,188
Dow Chemical Co. Senior Notes 8.55% due 05/15/2019	4,730,000	5,957,388
Eagle Spinco, Inc. Company Guar. Notes 4.63% due 02/15/2021	950,000	921,500
Eco Services Operations LLC/Eco Finance Corp. Senior Notes 8.50% due 11/01/2022*	950,000	978,500
FMC Corp. Senior Notes 3.95% due 02/01/2022	1,500,000	1,567,081

		10,376,907

Chemicals-Plastics — 0.2%
Hexion US Finance Corp. Senior Sec. Notes 6.63% due 04/15/2020	425,000	425,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/2018	1,600,000	1,582,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Sec. Notes 9.00% due 11/15/2020	375,000	345,938
Rohm & Haas Co. Senior Notes 6.00% due 09/15/2017	402,000	449,550

		2,802,488

Chemicals-Specialty — 0.3%
Ashland, Inc. Senior Notes 3.88% due 04/15/2018	425,000	431,906
Ashland, Inc. Company Guar. Notes 4.75% due 08/15/2022	500,000	503,750
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	1,475,000	1,486,062
Huntsman International LLC Company Guar. Notes 5.13% due 11/15/2022*	475,000	477,969
Omnova Solutions, Inc. Company Guar. Notes 7.88% due 11/01/2018	725,000	741,313
W.R. Grace & Co. Company Guar. Notes 5.13% due 10/01/2021*	325,000	338,611
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*	325,000	342,469

		4,322,080

Coatings/Paint — 0.4%
RPM International, Inc. Senior Notes 6.13% due 10/15/2019	1,875,000	2,145,727
RPM International, Inc. Senior Notes 6.50% due 02/15/2018	2,350,000	2,665,889
US Coatings Acquisition, Inc./Flash Dutch 2 BV Company Guar. Notes 7.38% due 05/01/2021*	1,625,000	1,759,063

		6,570,679

Commercial Services — 0.3%
Anna Merger Sub, Inc. Senior Notes 7.75% due 10/01/2022*	2,050,000	2,088,437
Iron Mountain, Inc. Company Guar. Notes 5.75% due 08/15/2024	250,000	255,000
ServiceMaster Co. Company Guar. Notes 7.00% due 08/15/2020	1,686,000	1,782,945
ServiceMaster Co. Senior Notes 7.10% due 03/01/2018	550,000	566,500

ServiceMaster Co. Senior Notes 7.45% due 08/15/2027	275,000	278,438
ServiceMaster Co. Company Guar. Notes 8.00% due 02/15/2020	536,000	572,180

		5,543,500

Commercial Services-Finance — 0.5%
Igloo Holdings Corp. Senior Notes 8.25% due 12/15/2017*(6)	1,425,000	1,437,469
Interactive Data Corp. Company Guar. Notes 5.88% due 04/15/2019*	1,825,000	1,799,906
Lender Processing Services, Inc. Company Guar. Notes 5.75% due 04/15/2023	900,000	954,000
Moody’s Corp. Senior Notes 5.50% due 09/01/2020	900,000	1,029,229
TransUnion Holding Co., Inc. Senior Notes 8.13% due 06/15/2018(6)	725,000	754,000
TransUnion Holding Co., Inc. Senior Notes 9.63% due 06/15/2018(6)	2,000,000	2,065,000

		8,039,604

Computer Graphics — 0.1%
Logo Merger Sub Corp. Company Guar. Notes 8.38% due 10/15/2020*	1,950,000	2,008,500

Computer Services — 0.2%
Compiler Finance Sub, Inc. Senior Notes 7.00% due 05/01/2021*	1,100,000	1,006,500
IHS, Inc. Company Guar. Notes 5.00% due 11/01/2022*	400,000	406,000
SAIC, Inc. Company Guar. Notes 5.95% due 12/01/2040	850,000	858,850
SunGard Data Systems, Inc. Company Guar. Notes 6.63% due 11/01/2019	825,000	853,875
SunGard Data Systems, Inc. Company Guar. Notes 7.63% due 11/15/2020	825,000	879,656

		4,004,881

Computers — 0.4%
Apple, Inc. Senior Notes 1.00% due 05/03/2018	1,300,000	1,274,961
Apple, Inc. Senior Notes 2.40% due 05/03/2023	790,000	762,190
Apple, Inc. Senior Notes 4.45% due 05/06/2044	775,000	810,902
Hewlett-Packard Co. Senior Notes 2.60% due 09/15/2017	2,100,000	2,152,040
Hewlett-Packard Co. Senior Notes 3.30% due 12/09/2016	1,250,000	1,296,598

		6,296,691

Computers-Integrated Systems — 0.2%
NCR Corp. Company Guar. Notes 4.63% due 02/15/2021	1,250,000	1,243,750
NCR Corp. Company Guar. Notes 5.00% due 07/15/2022	425,000	422,875
NCR Corp. Company Guar. Notes 5.88% due 12/15/2021	275,000	281,875
NCR Corp. Company Guar. Notes 6.38% due 12/15/2023	625,000	659,375

		2,607,875

Consulting Services — 0.3%
Verisk Analytics, Inc. Company Guar. Notes 4.13% due 09/12/2022	2,068,000	2,145,930
Verisk Analytics, Inc. Company Guar. Notes 4.88% due 01/15/2019	2,770,000	2,999,453

		5,145,383

Consumer Products-Misc. — 0.7%
Clorox Co. Senior Notes 3.55% due 11/01/2015	800,000	822,387
Prestige Brands, Inc. Senior Notes 5.38% due 12/15/2021*	1,725,000	1,668,938
Prestige Brands, Inc. Company Guar. Notes 8.13% due 02/01/2020	250,000	267,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	1,450,000	1,508,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.88% due 08/15/2019	125,000	133,906
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 8.25% due 02/15/2021	3,175,000	3,413,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 9.00% due 04/15/2019	1,075,000	1,123,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 9.88% due 08/15/2019	1,275,000	1,384,969
Spectrum Brands, Inc. Company Guar. Notes 6.75% due 03/15/2020	1,500,000	1,586,250

		11,908,450

Containers-Metal/Glass — 0.4%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	1,425,000	1,368,000

BWAY Holding Co. Senior Notes 9.13% due 08/15/2021*	2,025,000	2,100,937
Crown Americas LLC/Crown Americas Capital Corp. IV Company Guar. Notes 4.50% due 01/15/2023	1,475,000	1,449,188
Greif, Inc. Senior Notes 7.75% due 08/01/2019	900,000	1,030,500

		5,948,625

Containers-Paper/Plastic — 0.9%
Berry Plastics Corp. Sec. Notes 5.50% due 05/15/2022	2,975,000	2,986,156
Graphic Packaging International, Inc. Company Guar. Notes 4.75% due 04/15/2021	950,000	959,500
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	2,750,000	2,706,217
Packaging Corp. of America Senior Notes 3.90% due 06/15/2022	1,250,000	1,278,134
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	915,000	971,375
Packaging Dynamics Corp. Senior Sec. Notes 8.75% due 02/01/2016*	540,000	544,050
Pactiv LLC Senior Notes 7.95% due 12/15/2025	375,000	392,812
Rock-Tenn Co. Company Guar. Notes 4.00% due 03/01/2023	700,000	713,068
Rock-Tenn Co. Company Guar. Notes 4.45% due 03/01/2019	740,000	792,984
Sealed Air Corp. Senior Notes 5.25% due 04/01/2023*	325,000	333,938
Sealed Air Corp. Company Guar. Notes 8.38% due 09/15/2021*	1,850,000	2,095,125
Sonoco Products Co. Senior Notes 5.75% due 11/01/2040	770,000	900,158

		14,673,517

Cosmetics & Toiletries — 0.1%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	1,325,000	1,225,625

Data Processing/Management — 1.1%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	1,125,000	1,189,688
Audatex North America, Inc. Company Guar. Notes 6.13% due 11/01/2023*	275,000	291,500
Fidelity National Information Services, Inc. Company Guar. Notes 3.50% due 04/15/2023	3,800,000	3,777,979
Fidelity National Information Services, Inc. Company Guar. Notes 3.88% due 06/05/2024	1,765,000	1,789,212
First Data Corp. Sec. Notes 8.25% due 01/15/2021*	675,000	732,375
First Data Corp. Sec. Notes 8.75% due 01/15/2022*(6)	5,075,000	5,544,438
First Data Corp. Company Guar. Notes 11.25% due 01/15/2021	276,000	318,090
Fiserv, Inc. Company Guar. Notes 3.13% due 06/15/2016	2,000,000	2,065,942
Fiserv, Inc. Company Guar. Notes 6.80% due 11/20/2017	3,120,000	3,566,456

		19,275,680

Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc. Senior Notes 2.75% due 08/15/2016	680,000	696,838

Diagnostic Equipment — 0.2%
Crimson Merger Sub, Inc. Senior Notes 6.63% due 05/15/2022*	3,250,000	3,038,750

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	275,000	280,500
DaVita, Inc. Company Guar. Notes 5.75% due 08/15/2022	1,275,000	1,351,500

		1,632,000

Distribution/Wholesale — 0.4%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.63% due 04/15/2021*	1,175,000	1,189,688
Ingram Micro, Inc. Senior Notes 5.00% due 08/10/2022	1,800,000	1,893,848
Interline Brands, Inc. Senior Notes 10.00% due 11/15/2018(6)	1,150,000	1,198,875
VWR Funding, Inc. Company Guar. Notes 7.25% due 09/15/2017	1,925,000	2,021,250

		6,303,661

Diversified Banking Institutions — 7.3%
Bank of America Corp. Senior Notes 2.00% due 01/11/2018	5,000,000	5,012,455
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	5,000,000	5,047,845
Bank of America Corp. Senior Notes 3.70% due 09/01/2015	2,000,000	2,047,000
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	3,350,000	3,461,455

Bank of America Corp. Senior Notes 5.63% due 07/01/2020	9,100,000	10,334,415
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	6,540,000	7,557,251
Citigroup, Inc. Senior Notes 3.88% due 10/25/2023	5,000,000	5,147,185
Citigroup, Inc. Senior Notes 4.45% due 01/10/2017	1,430,000	1,522,256
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	1,370,000	1,486,306
Citigroup, Inc. Senior Notes 4.59% due 12/15/2015	2,000,000	2,083,368
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	3,000,000	3,406,770
Citigroup, Inc. Senior Notes 6.88% due 03/05/2038	1,341,000	1,800,334
Goldman Sachs Group, Inc. Senior Notes 3.63% due 02/07/2016	2,350,000	2,425,254
Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/2015	1,000,000	1,008,382
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	9,000,000	10,368,288
Goldman Sachs Group, Inc. Senior Notes 6.00% due 06/15/2020	1,000,000	1,150,011
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	3,800,000	4,708,797
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/2019	1,500,000	1,791,053
JPMorgan Chase & Co. Senior Notes 1.63% due 05/15/2018	5,000,000	4,943,400
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	1,510,000	1,474,530
JPMorgan Chase & Co. Sub. Notes 3.88% due 09/10/2024	10,500,000	10,431,677
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	2,330,000	2,626,308
Morgan Stanley Senior Notes 3.45% due 11/02/2015	990,000	1,015,809
Morgan Stanley Senior Notes 3.80% due 04/29/2016	4,740,000	4,926,690
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	4,000,000	4,037,332
Morgan Stanley Senior Notes 4.75% due 03/22/2017	1,450,000	1,558,066
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	2,000,000	2,125,726
Morgan Stanley Senior Notes 5.50% due 07/24/2020	5,000,000	5,648,420
Morgan Stanley Senior Notes 5.75% due 01/25/2021	4,000,000	4,593,032
Morgan Stanley Senior Notes 5.95% due 12/28/2017	2,130,000	2,393,766
Morgan Stanley Senior Notes 6.00% due 04/28/2015	1,980,000	2,031,078
Morgan Stanley Senior Notes 6.38% due 07/24/2042	450,000	579,402
Morgan Stanley Senior Notes 6.63% due 04/01/2018	3,090,000	3,538,532

		122,282,193

Diversified Financial Services — 2.4%
General Electric Capital Corp. Senior Notes 2.90% due 01/09/2017	2,300,000	2,394,728
General Electric Capital Corp. Senior Notes 2.95% due 05/09/2016	5,290,000	5,469,389
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023	21,000,000	21,037,254
General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	3,000,000	3,344,277
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	7,580,000	8,573,041

		40,818,689

Diversified Manufacturing Operations — 0.3%
Harsco Corp. Senior Notes 5.75% due 05/15/2018	3,128,000	3,354,780
Textron, Inc. Senior Notes 3.88% due 03/01/2025	905,000	906,550
Textron, Inc. Senior Notes 4.30% due 03/01/2024	695,000	724,707

		4,986,037

E-Commerce/Services — 0.4%
Expedia, Inc. Company Guar. Notes 4.50% due 08/15/2024	3,300,000	3,297,245
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/2020	930,000	1,036,943
IAC/InterActiveCorp. Company Guar. Notes 4.75% due 12/15/2022	1,850,000	1,808,375

		6,142,563

Educational Software — 0.1%
Blackboard, Inc. Senior Notes 7.75% due 11/15/2019*	850,000	858,500

Electric Products-Misc. — 0.1%
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 12/15/2021	1,900,000	1,909,500

Electric-Distribution — 0.0%
Great River Energy 1st Mtg. Bonds 5.83% due 07/01/2017*	747,106	802,161

Electric-Integrated — 1.8%
American Electric Power Co., Inc. Senior Notes 2.95% due 12/15/2022	1,900,000	1,858,287
Appalachian Power Co. Senior Notes 7.95% due 01/15/2020	720,000	909,284
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	1,145,000	1,319,645
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/2017	820,000	928,042
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	4,900,000	5,113,581
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/2041	500,000	548,783
FirstEnergy Solutions Corp. Company Guar. Notes 6.05% due 08/15/2021	585,000	643,515
FPL Energy National Wind Portfolio LLC Senior Sec. Notes 6.13% due 03/25/2019*(1)(2)	23,826	23,485
FPL Group Capital, Inc. Company Guar. Notes 7.88% due 12/15/2015	280,000	302,103
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/2021	1,000,000	1,111,482
Midamerican Energy Holdings Co. Senior Notes 5.95% due 05/15/2037	4,750,000	5,857,524
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.40% due 09/15/2019	1,100,000	1,102,569
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.63% due 06/15/2023	1,500,000	1,527,228
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 4.50% due 06/01/2021	2,000,000	2,177,712
PPL Capital Funding, Inc. Company Guar. Notes 3.95% due 03/15/2024	1,000,000	1,038,870
PPL Capital Funding, Inc. Company Guar. Notes 4.20% due 06/15/2022	590,000	624,245
PSEG Power LLC Company Guar. Notes 2.45% due 11/15/2018	1,275,000	1,288,270
PSEG Power LLC Company Guar. Notes 4.15% due 09/15/2021	725,000	772,149
UIL Holdings Corp. Senior Notes 4.63% due 10/01/2020	2,070,000	2,226,146
Virginia Electric & Power Co. Senior Notes 5.00% due 06/30/2019	810,000	915,463
Westar Energy, Inc. 1st Mtg. Bonds 5.88% due 07/15/2036	860,000	875,314

		31,163,697

Electronic Components-Semiconductors — 0.2%
Advanced Micro Devices, Inc. Senior Notes 7.00% due 07/01/2024	1,125,000	987,187
Advanced Micro Devices, Inc. Senior Notes 7.50% due 08/15/2022	525,000	480,375
Freescale Semiconductor, Inc. Senior Sec. Notes 6.00% due 01/15/2022*	1,375,000	1,409,375
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/2020	194,000	211,945

		3,088,882

Electronic Forms — 0.1%
Adobe Systems, Inc. Senior Notes 3.25% due 02/01/2015	1,340,000	1,348,859

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc. Senior Notes 3.20% due 10/01/2022	1,170,000	1,133,323
Agilent Technologies, Inc. Senior Notes 3.88% due 07/15/2023	1,600,000	1,618,982
Keysight Technologies, Inc. Company Guar. Notes 4.55% due 10/30/2024*	3,675,000	3,673,387

		6,425,692

Engineering/R&D Services — 0.1%
ABB Finance USA, Inc. Company Guar. Notes 2.88% due 05/08/2022	1,170,000	1,167,260

Enterprise Software/Service — 0.8%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	1,350,000	1,292,625
BMC Software, Inc. Senior Notes 7.25% due 06/01/2018	1,175,000	1,163,250
Boxer Parent Co., Inc. Senior Notes 9.00% due 10/15/2019*(6)	1,525,000	1,367,742
Eagle Midco, Inc. Senior Notes 9.00% due 06/15/2018*(6)	1,225,000	1,249,500
Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/2019	1,575,000	1,675,406

Infor Software Parent LLC/Infor Software Parent, Inc. Company Guar. Notes 7.13% due 05/01/2021*(6)	2,525,000	2,556,563
Infor US, Inc. Company Guar. Notes 9.38% due 04/01/2019	1,000,000	1,087,500
Infor US, Inc. Company Guar. Notes 11.50% due 07/15/2018	850,000	939,250
Sophia LP/Sophia Finance, Inc. Company Guar. Notes 9.75% due 01/15/2019*	1,450,000	1,555,125

		12,886,961

Entertainment Software — 0.1%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	250,000	265,937
Activision Blizzard, Inc. Company Guar. Notes 6.13% due 09/15/2023*	750,000	811,875

		1,077,812

Finance-Auto Loans — 1.3%
Ally Financial, Inc. Company Guar. Notes 2.75% due 01/30/2017	300,000	300,360
Ally Financial, Inc. Senior Notes 3.25% due 09/29/2017	325,000	327,438
Ally Financial, Inc. Company Guar. Notes 3.50% due 07/18/2016	750,000	762,000
Ally Financial, Inc. Company Guar. Notes 3.50% due 01/27/2019	225,000	226,688
Ally Financial, Inc. Company Guar. Notes 4.75% due 09/10/2018	700,000	735,000
Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024	825,000	858,000
Ally Financial, Inc. Company Guar. Notes 6.25% due 12/01/2017	1,475,000	1,607,750
Ally Financial, Inc. Company Guar. Notes 8.30% due 02/12/2015	1,000,000	1,016,250
Ford Motor Credit Co. LLC Senior Notes 3.00% due 06/12/2017	3,600,000	3,711,794
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	550,000	577,582
Ford Motor Credit Co. LLC Senior Notes 4.38% due 08/06/2023	5,500,000	5,834,339
Ford Motor Credit Co. LLC Senior Notes 5.00% due 05/15/2018	2,500,000	2,735,575
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 07/10/2019	150,000	154,615
General Motors Financial Co., Inc. Company Guar. Notes 4.25% due 05/15/2023	350,000	360,500
General Motors Financial Co., Inc. Company Guar. Notes 4.38% due 09/25/2021	1,100,000	1,152,360
GMAC LLC Company Guar. Notes 8.00% due 11/01/2031	860,000	1,094,350

		21,454,601

Finance-Commercial — 0.2%
Football Trust V Pass Through Certs. 5.35% due 10/05/2020*(1)	2,400,000	2,670,580

Finance-Consumer Loans — 0.7%
HSBC Finance Capital Trust IX FRS Company Guar. Notes 5.91% due 11/30/2035	3,700,000	3,783,250
HSBC Finance Corp. Senior Sub. Notes 6.68% due 01/15/2021	7,178,000	8,459,151

		12,242,401

Finance-Credit Card — 0.6%
Capital One Bank USA NA Senior Notes 2.15% due 11/21/2018	1,650,000	1,644,370
Capital One Bank USA NA Sub. Notes 3.38% due 02/15/2023	6,100,000	6,041,099
Discover Financial Services Senior Notes 3.85% due 11/21/2022	3,212,000	3,249,696

		10,935,165

Finance-Investment Banker/Broker — 1.5%
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	3,810,000	4,429,102
Jefferies Group LLC Senior Notes 6.50% due 01/20/2043	1,170,000	1,311,040
Jefferies Group LLC Senior Notes 6.88% due 04/15/2021	3,750,000	4,391,925
Jefferies Group LLC Senior Notes 8.50% due 07/15/2019	3,870,000	4,800,348
Raymond James Financial, Inc. Senior Notes 4.25% due 04/15/2016	1,215,000	1,271,387
Raymond James Financial, Inc. Senior Notes 5.63% due 04/01/2024	2,150,000	2,443,228
Raymond James Financial, Inc. Senior Notes 8.60% due 08/15/2019	2,650,000	3,327,478
Stifel Financial Corp. Senior Notes 4.25% due 07/18/2024	865,000	877,339
TD Ameritrade Holding Corp. Senior Notes 3.63% due 04/01/2025	2,650,000	2,627,348

		25,479,195

Finance-Mortgage Loan/Banker — 0.1%
CoreLogic, Inc. Company Guar. Notes 7.25% due 06/01/2021	1,350,000	1,417,500

Finance-Other Services — 0.2%
Cantor Fitzgerald LP Bonds 7.88% due 10/15/2019*	2,200,000	2,424,576
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 10.38% due 11/01/2018	1,155,000	1,520,510

		3,945,086

Financial Guarantee Insurance — 0.0%
MBIA, Inc. Senior Notes 6.63% due 10/01/2028	250,000	252,500

Firearms & Ammunition — 0.1%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	1,125,000	1,071,563

Food-Canned — 0.0%
TreeHouse Foods, Inc. Company Guar. Notes 4.88% due 03/15/2022	500,000	507,500

Food-Catering — 0.2%
Aramark Services, Inc. Company Guar. Notes 5.75% due 03/15/2020	3,000,000	3,135,000

Food-Dairy Products — 0.0%
WhiteWave Foods Co. Company Guar. Notes 5.38% due 10/01/2022	275,000	289,438

Food-Meat Products — 0.4%
Darling Ingredients, Inc. Company Guar. Notes 5.38% due 01/15/2022	375,000	375,938
Smithfield Foods, Inc. Senior Notes 6.63% due 08/15/2022	725,000	790,250
Sun Merger Sub, Inc. Senior Notes 5.25% due 08/01/2018*	575,000	592,250
Sun Merger Sub, Inc. Senior Notes 5.88% due 08/01/2021*	750,000	795,000
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	1,475,000	1,504,361
Tyson Foods, Inc. Company Guar. Notes 4.50% due 06/15/2022	1,250,000	1,337,631
Tyson Foods, Inc. Company Guar. Notes 5.15% due 08/15/2044	1,250,000	1,334,619

		6,730,049

Food-Misc./Diversified — 1.1%
ConAgra Foods, Inc. Senior Notes 3.20% due 01/25/2023	2,134,000	2,069,207
ConAgra Foods, Inc. Senior Notes 6.63% due 08/15/2039	1,030,000	1,276,294
Del Monte Corp. Company Guar. Notes 7.63% due 02/15/2019	1,931,000	1,935,828
Hearthside Group Holdings LLC/Hearthside Finance Co. Company Guar. Notes 6.50% due 05/01/2022*	1,750,000	1,723,750
HJ Heinz Co. Sec. Notes 4.25% due 10/15/2020	2,725,000	2,751,705
Kellogg Co. Senior Notes 1.75% due 05/17/2017	1,580,000	1,593,776
Mondelez International, Inc. Senior Notes 4.00% due 02/01/2024	2,850,000	2,941,294
Mondelez International, Inc. Senior Notes 6.50% due 02/09/2040	908,000	1,155,981
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Company Guar. Notes 4.88% due 05/01/2021	2,125,000	2,103,750
Shearer’s Foods LLC/Chip Fin Corp. Senior Sec. Notes 9.00% due 11/01/2019*	825,000	907,500

		18,459,085

Food-Retail — 0.1%
Kroger Co. Company Guar. Notes 6.90% due 04/15/2038	940,000	1,223,822

Food-Wholesale/Distribution — 0.3%
Sysco Corp. Company Guar. Notes 3.50% due 10/02/2024	1,290,000	1,309,068
US Foods, Inc. Company Guar. Notes 8.50% due 06/30/2019	3,075,000	3,240,281

		4,549,349

Footwear & Related Apparel — 0.0%
Wolverine World Wide, Inc. Company Guar. Notes 6.13% due 10/15/2020	300,000	315,750

Gambling (Non-Hotel) — 0.3%
Ameristar Casinos, Inc. Company Guar. Notes 7.50% due 04/15/2021	575,000	613,812
Mohegan Tribal Gaming Authority Company Guar. Notes 9.75% due 09/01/2021	1,375,000	1,416,250
Pinnacle Entertainment, Inc. Company Guar. Notes 6.38% due 08/01/2021	1,375,000	1,471,250
Pinnacle Entertainment, Inc. Company Guar. Notes 7.75% due 04/01/2022	500,000	546,250
Seminole Indian Tribe of Florida Senior Notes 7.80% due 10/01/2020*	855,000	919,125

		4,966,687

Gas-Distribution — 0.9%
Atmos Energy Corp. Senior Notes 8.50% due 03/15/2019	230,000	289,073
Consolidated Natural Gas Co. Senior Notes 5.00% due 12/01/2014	880,000	883,107

Florida Gas Transmission Co. LLC Senior Notes 5.45% due 07/15/2020*	700,000	791,807
National Fuel Gas Co. Senior Notes 3.75% due 03/01/2023	3,800,000	3,802,565
National Fuel Gas Co. Senior Notes 4.90% due 12/01/2021	1,880,000	2,030,257
Sempra Energy Senior Notes 3.55% due 06/15/2024	3,000,000	3,061,284
Sempra Energy Senior Notes 6.00% due 10/15/2039	1,170,000	1,457,830
Sempra Energy Senior Notes 6.50% due 06/01/2016	2,230,000	2,424,677

		14,740,600

Gold Mining — 0.0%
Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/2035	760,000	734,944

Health Care Cost Containment — 0.0%
Truven Health Analytics, Inc. Company Guar. Notes 10.63% due 06/01/2020	750,000	802,500

Home Decoration Products — 0.1%
RSI Home Products, Inc. Sec. Notes 6.88% due 03/01/2018*	925,000	966,625

Hotels/Motels — 1.4%
Choice Hotels International, Inc. Company Guar. Notes 5.70% due 08/28/2020	2,400,000	2,610,000
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	3,769,000	4,061,097
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. Company Guar. Notes 5.63% due 10/15/2021*	950,000	1,001,063
Hyatt Hotels Corp. Senior Notes 3.38% due 07/15/2023	4,420,000	4,281,875
Marriott International, Inc. Senior Notes 3.00% due 03/01/2019	4,550,000	4,671,603
Wyndham Worldwide Corp. Senior Notes 2.95% due 03/01/2017	3,150,000	3,226,788
Wyndham Worldwide Corp. Senior Notes 3.90% due 03/01/2023	1,050,000	1,032,732
Wyndham Worldwide Corp. Senior Notes 4.25% due 03/01/2022	2,090,000	2,109,069
Wyndham Worldwide Corp. Senior Notes 5.63% due 03/01/2021	610,000	681,818
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/2016	11,000	11,955

		23,688,000

Independent Power Producers — 0.3%
Calpine Corp Senior Notes 5.75% due 01/15/2025	1,775,000	1,797,187
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	325,000	349,375
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	250,000	269,375
NRG Energy, Inc. Company Guar. Notes 6.25% due 05/01/2024*	500,000	516,250
NRG Energy, Inc. Company Guar. Notes 6.63% due 03/15/2023	400,000	422,000
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	1,750,000	1,964,375
NRG Energy, Inc. Company Guar. Notes 7.88% due 05/15/2021	175,000	189,875

		5,508,437

Insurance Brokers — 0.1%
Hockey Merger Sub 2, Inc. Senior Notes 7.88% due 10/01/2021*	1,275,000	1,329,187
Hub Holdings LLC/Hub Holdings Finance, Inc. Senior Notes 8.13% due 07/15/2019*(6)	1,200,000	1,191,000

		2,520,187

Insurance-Life/Health — 1.9%
Aflac, Inc. Senior Notes 3.63% due 06/15/2023	5,900,000	5,985,031
Aflac, Inc. Senior Notes 8.50% due 05/15/2019	2,380,000	3,006,521
Lincoln National Corp. Senior Notes 4.00% due 09/01/2023	4,255,000	4,405,329
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	1,900,000	2,019,193
Lincoln National Corp. Senior Notes 7.00% due 06/15/2040	1,425,000	1,909,935
Pacific Life Corp. Senior Bonds 6.60% due 09/15/2033*	2,700,000	3,415,311
Principal Financial Group, Inc. Company Guar. Notes 3.13% due 05/15/2023	2,740,000	2,688,606
Principal Financial Group, Inc. Company Guar. Notes 3.30% due 09/15/2022	1,850,000	1,860,167
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	2,200,000	2,275,854
Prudential Financial, Inc. Senior Notes 6.20% due 11/15/2040	850,000	1,049,093

Prudential Financial, Inc. Senior Notes 6.63% due 12/01/2037	2,130,000	2,735,461
TIAA Asset Management Finance Co. LLC Senior Notes 4.13% due 11/01/2024*	1,080,000	1,085,716

		32,436,217

Insurance-Multi-line — 1.2%
CNA Financial Corp. Senior Notes 5.75% due 08/15/2021	1,415,000	1,621,163
CNA Financial Corp. Senior Notes 5.88% due 08/15/2020	570,000	654,888
CNA Financial Corp. Senior Notes 6.50% due 08/15/2016	410,000	448,250
CNA Financial Corp. Senior Notes 7.35% due 11/15/2019	810,000	981,356
Hartford Financial Services Group, Inc. Senior Notes 5.13% due 04/15/2022	4,275,000	4,777,218
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 04/15/2042	2,255,000	2,958,215
Horace Mann Educators Corp. Senior Notes 6.85% due 04/15/2016	830,000	896,253
MetLife, Inc. Senior Notes 6.75% due 06/01/2016	2,100,000	2,292,026
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	2,870,000	4,423,146
Onex York Acquisition Corp. Company Guar. Notes 8.50% due 10/01/2022*	925,000	938,875

		19,991,390

Insurance-Mutual — 0.9%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	2,600,000	2,689,034
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	3,120,000	3,124,415
Liberty Mutual Group, Inc. Company Guar. Notes 4.95% due 05/01/2022*	180,000	195,090
Liberty Mutual Group, Inc. Company Guar. Notes 5.00% due 06/01/2021*	580,000	636,741
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	3,350,000	5,253,226
New York Life Insurance Co. Sub. Notes 6.75% due 11/15/2039*	420,000	566,448
Penn Mutual Life Insurance Co. Sub. Bonds 7.63% due 06/15/2040*	875,000	1,223,874
Union Central Life Insurance Co. Sub. Notes 8.20% due 11/01/2026*(1)	1,250,000	1,668,111

		15,356,939

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/2015	2,050,000	2,104,171

Internet Security — 0.1%
VeriSign, Inc. Company Guar. Notes 4.63% due 05/01/2023	975,000	971,344

Investment Companies — 0.0%
NRG Yield Operating LLC Company Guar. Notes 5.38% due 08/15/2024*	450,000	468,000

Investment Management/Advisor Services — 1.0%
BlackRock, Inc. Senior Notes 6.25% due 09/15/2017	4,200,000	4,767,542
Eaton Vance Corp. Senior Notes 3.63% due 06/15/2023	1,100,000	1,110,123
Eaton Vance Corp. Senior Notes 6.50% due 10/02/2017	288,000	326,193
FMR LLC Senior Notes 5.35% due 11/15/2021*	1,260,000	1,448,082
FMR LLC Notes 7.49% due 06/15/2019*	400,000	483,330
FMR LLC Bonds 7.57% due 06/15/2029*	2,200,000	2,994,640
Franklin Resources, Inc. Senior Notes 4.63% due 05/20/2020	890,000	987,363
Janus Capital Group, Inc. Senior Notes 6.70% due 06/15/2017	1,450,000	1,619,612
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. Senior Notes 5.63% due 03/15/2020*	275,000	287,375
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. Senior Notes 5.88% due 03/15/2022*	725,000	768,500
Nuveen Investments, Inc. Senior Notes 5.50% due 09/15/2015	430,000	448,813
Nuveen Investments, Inc. Senior Notes 9.50% due 10/15/2020*	2,000,000	2,440,000

		17,681,573

Machine Tools & Related Products — 0.1%
Mcron Finance Sub LLC/Mcron Finance Corp. Senior Sec. Notes 8.38% due 05/15/2019*	520,000	553,800

Milacron LLC/Mcron Finance Corp. Company Guar. Notes 7.75% due 02/15/2021*	350,000	364,000

		917,800

Machinery-Farming — 0.3%
AGCO Corp. Senior Notes 5.88% due 12/01/2021	4,750,000	5,307,332

Machinery-General Industrial — 0.2%
Gardner Denver, Inc. Senior Notes 6.88% due 08/15/2021*	1,750,000	1,824,375
Roper Industries, Inc. Senior Notes 6.25% due 09/01/2019	290,000	337,515
Waterjet Holdings, Inc. Senior Sec. Notes 7.63% due 02/01/2020*	300,000	313,500
Zebra Technologies Corp. Senior Notes 7.25% due 10/15/2022*	1,000,000	1,052,500

		3,527,890

Machinery-Thermal Process — 0.1%
Cleaver-Brooks, Inc. Senior Sec. Notes 8.75% due 12/15/2019*	775,000	842,813

Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 3.75% due 08/23/2022	750,000	764,342

Medical Products — 0.6%
Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020	1,175,000	1,257,250
Biomet, Inc. Company Guar. Notes 6.50% due 10/01/2020	1,825,000	1,929,937
DJO Finance LLC/DJO Finance Corp. Company Guar. Notes 7.75% due 04/15/2018	1,650,000	1,666,500
DJO Finance LLC/DJO Finance Corp. Sec. Notes 8.75% due 03/15/2018	200,000	211,000
DJO Finance LLC/DJO Finance Corp. Company Guar. Notes 9.88% due 04/15/2018	275,000	289,438
Stryker Corp. Senior Notes 1.30% due 04/01/2018	2,000,000	1,975,444
Teleflex, Inc. Company Guar. Notes 5.25% due 06/15/2024*	900,000	913,500
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	1,025,000	955,915
Zimmer Holdings, Inc. Senior Notes 5.75% due 11/30/2039	600,000	696,052

		9,895,036

Medical-Biomedical/Gene — 0.3%
Bio-Rad Laboratories, Inc. Senior Notes 4.88% due 12/15/2020	2,380,000	2,549,489
Gilead Sciences, Inc. Senior Notes 4.50% due 04/01/2021	2,620,000	2,889,174

		5,438,663

Medical-Drugs — 0.2%
Bayer US Finance LLC Company Guar. Notes 2.38% due 10/08/2019*	2,700,000	2,704,525
Bayer US Finance LLC Company Guar. Notes 3.38% due 10/08/2024*	720,000	722,106

		3,426,631

Medical-HMO — 0.2%
MPH Acquisition Holdings LLC Company Guar. Notes 6.63% due 04/01/2022*	2,300,000	2,406,375
WellPoint, Inc. Senior Notes 5.85% due 01/15/2036	760,000	903,752

		3,310,127

Medical-Hospitals — 1.5%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	775,000	809,875
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	1,925,000	2,074,187
HCA ,Inc. Senior Sec. Notes 5.25% due 04/15/2025	1,525,000	1,580,281
HCA Holdings, Inc. Senior Notes 6.25% due 02/15/2021	825,000	887,906
HCA Holdings, Inc. Senior Notes 7.75% due 05/15/2021	1,675,000	1,804,812
HCA, Inc. Senior Notes 4.75% due 05/01/2023	900,000	914,625
HCA, Inc. Senior Sec. Notes 5.00% due 03/15/2024	2,700,000	2,784,402
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	575,000	631,063
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	800,000	893,000
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	2,550,000	2,961,187
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	1,875,000	1,978,125
LifePoint Hospitals, Inc. Company Guar. Notes 5.50% due 12/01/2021	1,275,000	1,335,563
Tenet Healthcare Corp. Senior Sec. Notes 4.38% due 10/01/2021	1,125,000	1,117,969
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021	1,325,000	1,328,313

Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	1,900,000	2,177,875
United Surgical Partners International, Inc. Company Guar. Notes 9.00% due 04/01/2020	1,075,000	1,161,000

		24,440,183

Medical-Outpatient/Home Medical — 0.1%
Amsurg Corp. Company Guar. Notes 5.63% due 07/15/2022*	1,200,000	1,243,350

Metal Processors & Fabrication — 0.1%
Dynacast International LLC/Dynacast Finance, Inc. Sec. Notes 9.25% due 07/15/2019	300,000	320,625
Wise Metals Group LLC/Wise Alloys Finance Corp. Senior Sec. Notes 8.75% due 12/15/2018*	1,175,000	1,269,000
Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp. Senior Notes 9.75% due 06/15/2019*(6)	675,000	732,375

		2,322,000

Metal-Aluminum — 0.5%
Alcoa, Inc. Senior Notes 5.40% due 04/15/2021	2,200,000	2,408,701
Alcoa, Inc. Senior Notes 5.55% due 02/01/2017	1,470,000	1,578,679
Alcoa, Inc. Senior Notes 5.87% due 02/23/2022	3,500,000	3,875,574

		7,862,954

Metal-Copper — 0.2%
Southern Copper Corp. Senior Notes 3.50% due 11/08/2022	1,755,000	1,712,599
Southern Copper Corp. Senior Notes 6.75% due 04/16/2040	950,000	1,049,988

		2,762,587

Multimedia — 1.8%
21st Century Fox America, Inc. Company Guar. Notes 4.00% due 10/01/2023	2,000,000	2,093,852
21st Century Fox America, Inc. Company Guar. Notes 5.40% due 10/01/2043	1,000,000	1,132,300
Media General Financing Sub, Inc. Senior Notes 5.88% due 11/15/2022*	325,000	327,438
NBCUniversal Media LLC Company Guar. Notes 2.88% due 01/15/2023	2,710,000	2,682,580
NBCUniversal Media LLC Company Guar. Notes 5.15% due 04/30/2020	1,100,000	1,251,677
NBCUniversal Media LLC Company Guar. Notes 5.95% due 04/01/2041	2,000,000	2,464,810
NBCUniversal Media LLC Company Guar. Notes 6.40% due 04/30/2040	1,125,000	1,448,111
News America Holdings, Inc. Company Guar. Bonds 8.00% due 10/17/2016	650,000	735,266
News America, Inc. Company Guar. Notes 3.00% due 09/15/2022	2,000,000	1,966,886
News America, Inc. Company Guar. Bonds 7.63% due 11/30/2028	1,000,000	1,310,767
Time Warner, Inc. Company Guar. Notes 6.20% due 03/15/2040	1,500,000	1,776,261
Time Warner, Inc. Company Guar. Bonds 6.25% due 03/29/2041	2,570,000	3,093,447
Viacom, Inc. Senior Notes 2.20% due 04/01/2019	4,675,000	4,630,559
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	2,725,000	2,809,963
Walt Disney Co. Senior Notes 3.75% due 06/01/2021	1,690,000	1,817,286

		29,541,203

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Company Guar. Notes 5.50% due 09/15/2019	1,000,000	1,138,519

Office Automation & Equipment — 0.2%
CDW LLC/CDW Finance Corp. Company Guar. Notes 6.00% due 08/15/2022	600,000	633,000
CDW LLC/CDW Finance Corp. Company Guar. Notes 8.50% due 04/01/2019	1,592,000	1,687,520
Xerox Corp. Senior Notes 2.95% due 03/15/2017	670,000	693,262
Xerox Corp. Senior Notes 4.50% due 05/15/2021	825,000	881,459

		3,895,241

Oil & Gas Drilling — 0.3%
Nabors Industries, Inc. Company Guar. Notes 4.63% due 09/15/2021	2,200,000	2,320,873
Nabors Industries, Inc. Company Guar. Notes 5.00% due 09/15/2020	700,000	762,584
Nabors Industries, Inc. Company Guar. Notes 5.10% due 09/15/2023	1,605,000	1,717,456
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	1,025,000	1,025,000

		5,825,913

Oil Companies-Exploration & Production — 2.5%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	4,100,000	4,041,641
Antero Resources Corp. Company Guar. Notes 5.13% due 12/01/2022*	1,025,000	1,025,205
Antero Resources Finance Corp. Company Guar. Notes 5.38% due 11/01/2021	725,000	735,875
Antero Resources Finance Corp. Company Guar. Notes 6.00% due 12/01/2020	1,225,000	1,274,000
Approach Resources, Inc. Company Guar. Notes 7.00% due 06/15/2021	1,350,000	1,242,000
Athlon Holdings LP/Athlon Finance Corp. Company Guar. Notes 6.00% due 05/01/2022*	625,000	673,047
Athlon Holdings LP/Athlon Finance Corp Company Guar. Notes 7.38% due 04/15/2021	850,000	930,750
BreitBurn Energy Partners LP/BreitBurn Finance Corp. Company Guar. Notes 7.88% due 04/15/2022	1,750,000	1,678,906
California Resources Corp. Company Guar. Notes 5.50% due 09/15/2021*	275,000	280,500
California Resources Corp. Company Guar. Notes 6.00% due 11/15/2024*	1,300,000	1,326,000
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	975,000	984,750
Carrizo Oil & Gas, Inc. Senior Notes 7.50% due 09/15/2020*	425,000	429,250
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	1,000,000	975,000
Chaparral Energy, Inc. Company Guar. Notes 9.88% due 10/01/2020	900,000	949,500
Chesapeake Energy Corp. Company Guar. Notes 5.38% due 06/15/2021	525,000	547,312
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	800,000	876,000
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 11/15/2020	900,000	1,028,250
Energy XXI Gulf Coast, Inc. Company Guar. Notes 6.88% due 03/15/2024*	300,000	237,000
Energy XXI Gulf Coast, Inc. Company Guar. Notes 7.50% due 12/15/2021	1,000,000	830,000
Energy XXI Gulf Coast, Inc. Company Guar. Notes 7.75% due 06/15/2019	275,000	247,500
Energy XXI Gulf Coast, Inc. Company Guar. Notes 9.25% due 12/15/2017	850,000	833,000
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 9.38% due 05/01/2020	350,000	382,375
Gulfport Energy Corp. Company Guar. Notes 7.75% due 11/01/2020*	1,175,000	1,198,500
Hess Corp. Senior Notes 5.60% due 02/15/2041	2,000,000	2,266,412
Hess Corp. Senior Notes 8.13% due 02/15/2019	3,000,000	3,677,862
Legacy Reserves LP/Legacy Reserves Finance Corp. Company Guar. Notes 6.63% due 12/01/2021	200,000	194,000
Legacy Reserves LP/Legacy Reserves Finance Corp. Company Guar. Notes 6.63% due 12/01/2021*	1,400,000	1,358,000
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019	850,000	782,000
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.50% due 05/15/2019	400,000	374,000
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.50% due 09/15/2021	300,000	274,500
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.75% due 02/01/2021	575,000	563,500
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/2020	425,000	426,063
Newfield Exploration Co. Senior Notes 5.63% due 07/01/2024	1,050,000	1,128,750
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/2020	1,825,000	1,701,812
Oasis Petroleum, Inc. Company Guar. Notes 6.50% due 11/01/2021	850,000	871,250
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	500,000	520,000
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	125,000	130,000
Range Resources Corp. Company Guar. Notes 5.00% due 03/15/2023	875,000	914,375
RSP Permian, Inc. Company Guar. Notes 6.63% due 10/01/2022*	650,000	648,245

SandRidge Energy, Inc. Company Guar. Notes 7.50% due 03/15/2021	1,100,000	990,000
SandRidge Energy, Inc. Company Guar. Notes 8.13% due 10/15/2022	400,000	362,000
SM Energy Co. Senior Notes 5.00% due 01/15/2024	325,000	303,875
W&T Offshore, Inc. Company Guar. Notes 8.50% due 06/15/2019	1,125,000	1,096,875

		41,309,880

Oil Companies-Integrated — 0.5%
BP Capital Markets America, Inc. Company Guar. Notes 4.20% due 06/15/2018	1,450,000	1,551,092
PC Financial Partnership Company Guar. Notes 5.00% due 11/15/2014	1,800,000	1,802,230
Phillips 66 Company Guar. Notes 1.95% due 03/05/2015	1,460,000	1,467,231
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	2,490,000	2,669,275
XTO Energy, Inc. Company Guar. Notes 6.38% due 06/15/2038	440,000	613,195
XTO Energy, Inc. Company Guar. Notes 6.75% due 08/01/2037	605,000	870,314

		8,973,337

Oil Field Machinery & Equipment — 0.0%
Light Tower Rentals, Inc. Senior Sec. Notes 8.13% due 08/01/2019*	475,000	467,875

Oil Refining & Marketing — 0.6%
CVR Refining LLC/Coffeyville Finance, Inc. Sec. Notes 6.50% due 11/01/2022	250,000	252,500
Marathon Petroleum Corp. Senior Notes 3.63% due 09/15/2024	1,850,000	1,843,090
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	730,000	883,083
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	1,150,000	1,152,875
Valero Energy Corp. Company Guar. Notes 7.50% due 04/15/2032	1,540,000	1,984,489
Valero Energy Corp. Company Guar. Notes 9.38% due 03/15/2019	3,568,000	4,551,823

		10,667,860

Oil-Field Services — 0.2%
Basic Energy Services, Inc. Company Guar. Notes 7.75% due 02/15/2019	325,000	316,875
Basic Energy Services, Inc. Company Guar. Notes 7.75% due 10/15/2022	250,000	243,750
FTS International, Inc. Company Guar. Notes 6.25% due 05/01/2022*	1,300,000	1,228,500
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 5.50% due 05/15/2022*	1,475,000	1,452,875

		3,242,000

Paper & Related Products — 0.5%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	700,000	682,500
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	1,150,000	1,164,375
International Paper Co. Senior Notes 7.30% due 11/15/2039	1,000,000	1,310,676
International Paper Co. Senior Notes 7.50% due 08/15/2021	2,020,000	2,527,180
Plum Creek Timberlands LP Company Guar. Notes 3.25% due 03/15/2023	1,370,000	1,330,802
Plum Creek Timberlands LP Company Guar. Notes 4.70% due 03/15/2021	1,200,000	1,298,510
Pope & Talbot, Inc. Debentures 8.38% due 06/01/2013†(1)(3)(5)(9)	250,000	25
Westvaco Corp. Company Guar. Notes 7.65% due 03/15/2027	600,000	670,711

		8,984,779

Pharmacy Services — 0.0%
Omnicare, Inc. Company Guar. Notes 7.75% due 06/01/2020	700,000	745,500

Physicians Practice Management — 0.1%
Envision Healthcare Corp. Company Guar. Notes 5.13% due 07/01/2022*	1,850,000	1,873,125

Pipelines — 2.8%
Access Midstream Partners LP/ACMP Finance Corp Company Guar. Notes 4.88% due 03/15/2024	375,000	391,875
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	800,000	836,000
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	525,000	570,937
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 4.75% due 11/15/2021	550,000	548,625

Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023	375,000	389,063
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 6.00% due 12/15/2020	375,000	379,688
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 6.13% due 03/01/2022	450,000	454,500
El Paso Corp. Company Guar. Notes 7.25% due 06/01/2018	525,000	598,500
Energy Transfer Equity LP Senior Sec. Notes 5.88% due 01/15/2024	3,300,000	3,465,000
Energy Transfer Partners LP Senior Notes 4.90% due 02/01/2024	4,250,000	4,528,116
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 06/01/2015	900,000	914,892
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	2,800,000	2,816,470
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.50% due 03/01/2020	500,000	518,750
Kinder Morgan Energy Partners LP Senior Notes 3.95% due 09/01/2022	4,600,000	4,587,562
Kinder Morgan Energy Partners LP Senior Notes 5.80% due 03/15/2035	2,540,000	2,651,394
Kinder Morgan Energy Partners LP Senior Notes 6.38% due 03/01/2041	570,000	627,840
Kinder Morgan Energy Partners LP Senior Notes 6.55% due 09/15/2040	2,960,000	3,341,310
Kinder Morgan, Inc. Senior Notes 5.63% due 11/15/2023*	1,675,000	1,842,500
Kinder Morgan, Inc. Senior Notes 6.50% due 09/15/2020	600,000	682,500
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	375,000	384,375
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.75% due 11/01/2020	675,000	715,500
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	250,000	248,125
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.00% due 10/01/2022	100,000	102,000
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.88% due 03/01/2022	275,000	292,875
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 6.88% due 12/01/2018	950,000	985,625
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	1,225,000	1,221,937
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 02/01/2021	2,275,000	2,383,062
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	100,000	103,500
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022*	250,000	269,375
Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	2,370,000	2,443,970
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Senior Notes 5.50% due 10/15/2019*	75,000	77,063
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	646,000	660,535
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	675,000	693,562
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Senior Notes 6.25% due 10/15/2022*	200,000	207,000
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	1,510,000	1,421,665
Williams Partners LP Senior Notes 4.90% due 01/15/2045	2,460,000	2,410,205
Williams Partners LP Senior Notes 5.25% due 03/15/2020	2,720,000	3,019,671

		47,785,567

Power Converter/Supply Equipment — 0.1%
Hubbell, Inc. Senior Notes 5.95% due 06/01/2018	2,160,000	2,462,031

Printing-Commercial — 0.1%
Mustang Merger Corp. Senior Notes 8.50% due 08/15/2021*	1,350,000	1,363,500

Publishing-Newspapers — 0.1%
Gannett Co., Inc. Company Guar. Notes 4.88% due 09/15/2021*	150,000	151,125
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019	325,000	338,000
Gannett Co., Inc. Company Guar. Notes 5.50% due 09/15/2024*	175,000	180,687
Gannett Co., Inc. Company Guar. Notes 6.38% due 10/15/2023	1,425,000	1,531,875

		2,201,687

Publishing-Periodicals — 0.3%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	1,575,000	1,626,187
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 4.50% due 10/01/2020	1,300,000	1,300,260
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	1,300,000	1,319,500
Time, Inc. Company Guar. Notes 5.75% due 04/15/2022*	975,000	953,063

		5,199,010

Quarrying — 0.1%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	875,000	857,500

Racetracks — 0.2%
Churchill Downs, Inc. Company Guar. Notes 5.38% due 12/15/2021*	325,000	333,125
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020	850,000	884,000
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 11/01/2023	725,000	763,062
Penn National Gaming, Inc. Senior Notes 5.88% due 11/01/2021	1,700,000	1,623,500

		3,603,687

Radio — 0.5%
Cumulus Media Holdings, Inc. Company Guar. Notes 7.75% due 05/01/2019	1,300,000	1,332,500
Entercom Radio LLC Company Guar. Notes 10.50% due 12/01/2019	950,000	1,052,125
Radio One, Inc. Senior Sub. Notes 9.25% due 02/15/2020*	1,100,000	1,091,750
Sirius XM Radio, Inc. Senior Notes 4.25% due 05/15/2020*	100,000	99,438
Sirius XM Radio, Inc. Senior Notes 4.63% due 05/15/2023*	1,100,000	1,061,500
Sirius XM Radio, Inc. Senior Sec. Notes 5.25% due 08/15/2022*	375,000	394,687
Sirius XM Radio, Inc. Senior Notes 5.88% due 10/01/2020*	1,250,000	1,318,750
Sirius XM Radio, Inc. Company Guar. Notes 6.00% due 07/15/2024*	1,200,000	1,251,000
Townsquare Radio LLC/Townsquare Radio, Inc. Company Guar. Notes 9.00% due 04/01/2019*	1,300,000	1,404,000

		9,005,750

Real Estate Investment Trusts — 3.0%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.90% due 06/15/2023	2,100,000	2,109,700
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.60% due 04/01/2022	1,100,000	1,160,339
American Tower Corp. Senior Notes 3.45% due 09/15/2021	3,100,000	3,032,525
American Tower Corp. Senior Notes 4.50% due 01/15/2018	900,000	960,660
American Tower Corp. Senior Notes 5.00% due 02/15/2024	2,400,000	2,526,336
Boston Properties LP Senior Notes 3.80% due 02/01/2024	1,400,000	1,413,819
Boston Properties LP Senior Notes 5.88% due 10/15/2019	3,000,000	3,460,791
Equity One, Inc. Company Guar. Notes 3.75% due 11/15/2022	2,200,000	2,203,010
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/2017	910,000	1,006,670
Health Care REIT, Inc. Senior Notes 4.13% due 04/01/2019	200,000	214,316
Health Care REIT, Inc. Senior Notes 6.13% due 04/15/2020	1,750,000	2,026,724
Healthcare Trust of America Holdings LP Company Guar. Notes 3.70% due 04/15/2023	2,300,000	2,268,775
Iron Mountain, Inc. Company Guar. Notes 7.75% due 10/01/2019	850,000	913,750
Liberty Property LP Senior Notes 6.63% due 10/01/2017	1,300,000	1,470,446
Mid-America Apartments LP Senior Notes 3.75% due 06/15/2024	3,200,000	3,194,800
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	3,150,000	3,182,895

Prologis LP Company Guar. Notes 4.25% due 08/15/2023	5,200,000	5,419,102
ProLogis LP Company Guar. Notes 6.88% due 03/15/2020	339,000	399,820
Simon Property Group LP Senior Notes 6.13% due 05/30/2018	1,350,000	1,548,005
Tanger Properties LP Senior Notes 3.88% due 12/01/2023	2,100,000	2,132,229
Tanger Properties LP Senior Notes 6.13% due 06/01/2020	1,760,000	2,049,221
UDR, Inc. Company Guar. Notes 4.63% due 01/10/2022	710,000	766,030
Weyerhaeuser Co. Senior Notes 7.38% due 10/01/2019	2,000,000	2,421,852
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	3,675,000	4,796,092

		50,677,907

Real Estate Management/Services — 0.1%
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	1,890,000	1,968,885

Real Estate Operations & Development — 0.2%
Post Apartment Homes LP Senior Notes 3.38% due 12/01/2022	1,520,000	1,490,981
Regency Centers LP Company Guar. Notes 4.80% due 04/15/2021	1,200,000	1,313,189
Susa Partnership LP Company Guar. Notes 8.20% due 06/01/2017	250,000	288,078

		3,092,248

Recycling— 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(3)	250,000	9

Rental Auto/Equipment — 0.8%
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	4,090,000	4,654,817
ERAC USA Finance LLC Company Guar. Notes 6.38% due 10/15/2017*	3,005,000	3,404,587
Hertz Corp. Company Guar. Notes 5.88% due 10/15/2020	425,000	428,187
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022	1,150,000	1,173,000
Hertz Corp. Company Guar. Notes 6.75% due 04/15/2019	1,000,000	1,042,500
RSC Equipment Rental, Inc./RSC Holdings III LLC Senior Notes 8.25% due 02/01/2021	250,000	272,500
United Rentals North America, Inc. Company Guar. Notes 5.75% due 11/15/2024	250,000	262,188
United Rentals North America, Inc. Company Guar. Notes 6.13% due 06/15/2023	250,000	269,063
United Rentals North America, Inc. Company Guar. Notes 7.38% due 05/15/2020	75,000	81,375
United Rentals North America, Inc. Company Guar. Notes 7.63% due 04/15/2022	75,000	83,625
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/2020	1,175,000	1,271,937

		12,943,779

Research & Development — 0.2%
Jaguar Holding Co. I Senior Notes 9.38% due 10/15/2017*(6)	2,100,000	2,149,875
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. Senior Notes 9.50% due 12/01/2019*	1,050,000	1,126,125

		3,276,000

Resorts/Theme Parks — 0.2%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. Company Guar. Notes 5.25% due 03/15/2021	575,000	577,875
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. Company Guar. Notes 5.38% due 06/01/2024*	425,000	425,000
HRP Myrtle Beach Operations LLC Escrow Notes 7.38% due 04/01/2012†*(1)(2)(3)	475,000	0
Six Flags Entertainment Corp. Company Guar. Notes 5.25% due 01/15/2021*	1,675,000	1,683,375

		2,686,250

Retail-Apparel/Shoe — 0.2%
L Brands, Inc. Company Guar. Notes 5.63% due 10/15/2023	325,000	348,563
Limited Brands, Inc. Company Guar. Notes 5.63% due 02/15/2022	900,000	965,250
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/2020	500,000	567,500
PVH Corp. Senior Notes 4.50% due 12/15/2022	1,125,000	1,116,562

		2,997,875

Retail-Arts & Crafts — 0.2%
Michaels FinCo., Holdings LLC/Michaels FinCo., Inc. Senior Notes 7.50% due 08/01/2018*(6)	744,000	755,160

Michaels Stores, Inc. Company Guar. Notes 5.88% due 12/15/2020*	1,775,000	1,797,187

		2,552,347

Retail-Auto Parts — 0.4%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 01/15/2022	840,000	886,613
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	2,750,000	2,901,643
AutoZone, Inc. Senior Notes 1.30% due 01/13/2017	1,420,000	1,423,590
O’Reilly Automotive, Inc. Company Guar. Notes 3.85% due 06/15/2023	800,000	824,839
O’Reilly Automotive, Inc. Company Guar. Notes 4.88% due 01/14/2021	1,040,000	1,140,065

		7,176,750

Retail-Automobile — 0.0%
Penske Automotive Group, Inc. Company Guar. Notes 5.75% due 10/01/2022	650,000	676,000

Retail-Bedding — 0.3%
Bed Bath & Beyond, Inc. Senior Notes 5.17% due 08/01/2044	2,790,000	2,787,408
Serta Simmons Holdings LLC Senior Notes 8.13% due 10/01/2020*	2,475,000	2,654,438

		5,441,846

Retail-Building Products — 0.2%
Hillman Group, Inc. Senior Notes 6.38% due 07/15/2022*	1,300,000	1,264,250
Home Depot, Inc. Senior Bonds 5.95% due 04/01/2041	1,510,000	1,910,620

		3,174,870

Retail-Drug Store — 0.3%
CVS Caremark Corp. Senior Notes 2.25% due 12/05/2018	3,100,000	3,133,396
CVS Caremark Corp. Senior Notes 4.00% due 12/05/2023	1,240,000	1,305,086
CVS Pass-Through Trust Pass Through Certs. 5.30% due 01/11/2027*	506,743	552,350

		4,990,832

Retail-Fabric Store — 0.2%
Jo-Ann Stores Holdings, Inc. Senior Notes 9.75% due 10/15/2019*(6)	975,000	897,000
Jo-Ann Stores, Inc. Senior Notes 8.13% due 03/15/2019*	1,775,000	1,704,000

		2,601,000

Retail-Leisure Products — 0.2%
Party City Holdings, Inc. Company Guar. Notes 8.88% due 08/01/2020	925,000	1,003,625
PC Nextco Holdings LLC/PC Nextco Finance, Inc. Senior Notes 8.75% due 08/15/2019	2,275,000	2,309,125

		3,312,750

Retail-Major Department Stores — 0.1%
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.00% due 10/15/2021*	725,000	773,347
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.75% due 10/15/2021*(6)	975,000	1,043,250

		1,816,597

Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.50% due 11/01/2023	125,000	131,875
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.75% due 06/01/2022	300,000	319,500
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	675,000	723,937

		1,175,312

Retail-Pet Food & Supplies — 0.2%
Petco Animal Supplies, Inc. Company Guar. Notes 9.25% due 12/01/2018*	1,250,000	1,303,125
Petco Holdings, Inc. Senior Notes 8.50% due 10/15/2017*(6)	1,675,000	1,683,375

		2,986,500

Retail-Propane Distribution — 0.2%
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	775,000	780,812
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.75% due 01/15/2022	450,000	453,375
Suburban Propane Partners LP/Suburban Energy Finance Corp Senior Notes 5.50% due 06/01/2024	675,000	669,938
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 7.38% due 08/01/2021	1,016,000	1,092,200

		2,996,325

Retail-Restaurants — 0.1%
NPC International, Inc./NPC Operating Co. Company Guar. Notes 10.50% due 01/15/2020	1,275,000	1,329,187

Retail-Sporting Goods — 0.2%
Academy, Ltd./Academy Finance Corp. Company Guar. Notes 9.25% due 08/01/2019*	1,225,000	1,304,625

New Academy Finance Co. LLC/New Academy Finance Corp. Senior Notes 8.00% due 06/15/2018*(6)	1,925,000	1,937,031

		3,241,656

Rubber/Plastic Products — 0.1%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.00% due 07/15/2022*	2,000,000	1,940,000

Schools — 0.2%
Boston University Senior Notes 7.63% due 07/15/2097	2,000,000	2,548,534
University of Southern California Senior Bonds 5.25% due 10/01/2111	850,000	1,056,128

		3,604,662

Semiconductor Equipment — 0.3%
Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	1,275,000	1,297,312
KLA-Tencor Corp. Senior Notes 6.90% due 05/01/2018	2,640,000	3,056,566
Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021	1,425,000	1,296,750

		5,650,628

Special Purpose Entities — 0.5%
Army Hawaii Family Housing Trust Company Guar. Bonds 5.52% due 06/15/2050*	790,000	854,369
Camp Pendleton & Quantico Housing LLC Sec. Bonds 5.57% due 10/01/2050*	1,600,000	1,727,808
General Electric Capital Corp./LJ VP Holdings LLC Senior Notes 3.80% due 06/18/2019*	1,340,000	1,424,039
Murray Street Investment Trust I Company Guar. Notes 4.65% due 03/09/2017(7)	4,930,000	5,263,362

		9,269,578

Steel Pipe & Tube — 0.3%
Mueller Water Products, Inc. Company Guar. Notes 7.38% due 06/01/2017	1,104,000	1,120,560
Mueller Water Products, Inc. Company Guar. Notes 8.75% due 09/01/2020	280,000	302,400
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	2,600,000	2,497,006
Valmont Industries, Inc. Company Guar. Notes 6.63% due 04/20/2020	1,474,000	1,743,175

		5,663,141

Steel-Producers — 1.3%
Carpenter Technology Corp. Senior Notes 4.45% due 03/01/2023	2,300,000	2,358,017
Carpenter Technology Corp. Senior Notes 5.20% due 07/15/2021	2,600,000	2,801,703
Reliance Steel & Aluminum Co. Company Guar. Notes 4.50% due 04/15/2023	5,725,000	5,839,197
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021*	325,000	336,375
Steel Dynamics, Inc. Company Guar. Notes 5.25% due 04/15/2023	125,000	131,250
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024*	575,000	608,062
Worthington Industries, Inc. Senior Notes 4.55% due 04/15/2026	4,083,000	4,283,716
Worthington Industries, Inc. Senior Notes 6.50% due 04/15/2020	4,550,000	5,190,622

		21,548,942

Steel-Specialty — 0.2%
Allegheny Technologies, Inc. Senior Notes 9.38% due 06/01/2019	1,620,000	1,960,982
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. Senior Notes 6.38% due 05/01/2022*	2,325,000	2,255,250

		4,216,232

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	1,100,000	1,142,889

Telecom Services — 0.0%
Level 3 Communications, Inc. Senior Notes 8.88% due 06/01/2019	350,000	375,375

Telecommunication Equipment — 0.5%
CommScope Holding Co., Inc. Senior Notes 6.63% due 06/01/2020*(6)	1,675,000	1,762,937
CommScope, Inc. Company Guar. Notes 5.50% due 06/15/2024*	950,000	960,687
Harris Corp. Senior Notes 5.95% due 12/01/2017	5,000,000	5,641,270
Juniper Networks, Inc. Senior Notes 5.95% due 03/15/2041	500,000	553,409

		8,918,303

Telephone-Integrated — 2.4%
CenturyLink, Inc. Senior Notes 6.45% due 06/15/2021	4,000,000	4,380,000
CenturyLink, Inc. Senior Notes 7.65% due 03/15/2042	3,000,000	2,992,500
Citizens Communications Co. Senior Notes 9.00% due 08/15/2031	900,000	976,500

Level 3 Financing, Inc. Company Guar. Notes 6.13% due 01/15/2021*	100,000	104,875
Level 3 Financing, Inc. Company Guar. Notes 7.00% due 06/01/2020	125,000	133,437
Level 3 Financing, Inc. Company Guar. Notes 8.13% due 07/01/2019	950,000	1,016,500
Level 3 Financing, Inc. Company Guar. Notes 8.63% due 07/15/2020	700,000	770,000
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	1,300,000	1,264,250
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/2019	1,500,000	1,590,000
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	14,950,000	16,742,326
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	8,550,000	10,778,181

		40,748,569

Television — 0.4%
AMC Networks, Inc. Company Guar. Notes 4.75% due 12/15/2022	525,000	521,063
AMC Networks, Inc. Company Guar. Notes 7.75% due 07/15/2021	850,000	926,500
CBS Corp Company Guar. Notes 4.90% due 08/15/2044	2,550,000	2,545,688
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	1,625,000	1,700,156
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	1,475,000	1,456,562

		7,149,969

Textile-Home Furnishings — 0.1%
Springs Industries, Inc. Senior Notes 6.25% due 06/01/2021	900,000	883,125

Theaters — 0.1%
Cinemark USA, Inc. Company Guar. Notes 5.13% due 12/15/2022	450,000	450,000
Cinemark USA, Inc. Company Guar. Notes 7.38% due 06/15/2021	150,000	160,875
Regal Entertainment Group Senior Notes 5.75% due 02/01/2025	625,000	590,625

		1,201,500

Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 4.00% due 01/31/2024	1,635,000	1,692,447
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	226,000	294,199
Lorillard Tobacco Co. Company Guar. Notes 6.88% due 05/01/2020	1,000,000	1,180,417
Lorillard Tobacco Co. Company Guar. Notes 7.00% due 08/04/2041	810,000	1,008,247

		4,175,310

Tools-Hand Held — 0.0%
Apex Tool Group LLC Company Guar. Notes 7.00% due 02/01/2021*	500,000	450,000

Toys — 0.3%
Hasbro, Inc. Senior Notes 3.15% due 05/15/2021	3,100,000	3,127,246
Hasbro, Inc. Senior Notes 6.35% due 03/15/2040	1,240,000	1,487,010

		4,614,256

Transactional Software — 0.0%
ACI Worldwide, Inc. Company Guar. Notes 6.38% due 08/15/2020*	225,000	234,563

Transport-Equipment & Leasing — 0.1%
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*	1,325,000	1,334,937

Transport-Rail — 0.4%
Burlington Northern and Santa Fe Railway Co. Pass Through Certs. Series 1992-2 7.57% due 01/02/2021	223,864	253,845
Burlington Northern Santa Fe LLC Senior Notes 3.45% due 09/15/2021	1,000,000	1,039,297
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	2,200,000	2,619,993
Union Pacific Corp. Senior Notes 3.75% due 03/15/2024	1,200,000	1,264,433
Union Pacific Corp. Senior Notes 4.88% due 01/15/2015	1,520,000	1,533,168

		6,710,736

Transport-Services — 0.4%
Ryder System, Inc. Senior Notes 2.45% due 11/15/2018	1,570,000	1,580,105
Ryder System, Inc. Senior Notes 2.50% due 03/01/2018	1,325,000	1,352,825
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	2,000,000	2,011,116
Ryder System, Inc. Senior Notes 3.15% due 03/02/2015	1,055,000	1,063,802
Ryder System, Inc. Senior Notes 3.50% due 06/01/2017	800,000	841,203

		6,849,051

Trucking/Leasing — 0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	2,400,000	2,390,782
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.75% due 05/11/2017*	4,020,000	4,222,841

		6,613,623

Wire & Cable Products — 0.3%
Anixter, Inc. Company Guar. Notes 5.13% due 10/01/2021	600,000	608,925
Anixter, Inc. Company Guar. Notes 5.63% due 05/01/2019	1,075,000	1,134,125
Belden, Inc. Company Guar. Notes 5.25% due 07/15/2024*	425,000	417,562
Belden, Inc. Company Guar. Notes 5.50% due 09/01/2022*	1,500,000	1,526,250
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	650,000	572,000

		4,258,862

X-Ray Equipment — 0.0%
Hologic, Inc. Company Guar. Notes 6.25% due 08/01/2020	600,000	630,750

Total U.S. Corporate Bonds & Notes (cost $1,292,706,199)		1,360,236,474

FOREIGN CORPORATE BONDS & NOTES — 16.0%
Advertising Services — 0.4%
WPP Finance Company Guar. Notes 3.75% due 09/19/2024	3,300,000	3,283,744
WPP Finance 2010 Company Guar. Notes 5.13% due 09/07/2042	2,460,000	2,539,470
WPP Finance 2010 Company Guar. Notes 5.63% due 11/15/2043	1,000,000	1,111,571

		6,934,785

Aerospace/Defense — 0.2%
Embraer Overseas, Ltd. Company Guar. Notes 5.70% due 09/16/2023*	3,804,000	4,084,545

Aerospace/Defense-Equipment — 0.1%
Silver II Borrower/Silver II US Holdings LLC Company Guar. Notes 7.75% due 12/15/2020*	1,725,000	1,794,000

Agricultural Chemicals — 0.1%
Incitec Pivot, Ltd. Company Guar. Notes 4.00% due 12/07/2015*	1,270,000	1,307,710

Auto-Cars/Light Trucks — 0.6%
Jaguar Land Rover PLC Company Guar. Notes 8.13% due 05/15/2021*	1,200,000	1,320,000
RCI Banque SA Senior Notes 3.50% due 04/03/2018*	3,825,000	3,954,515
RCI Banque SA Senior Notes 4.60% due 04/12/2016*	1,900,000	1,988,386
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	3,150,000	3,233,160

		10,496,061

Auto/Truck Parts & Equipment-Original — 0.3%
International Automotive Components Group SL Sec. Notes 9.13% due 06/01/2018*	975,000	1,014,000
Schaeffler Finance BV Senior Notes 4.25% due 05/15/2021*	725,000	705,062
Schaeffler Finance BV Senior Sec. Notes 4.75% due 05/15/2021*	375,000	374,063
Schaeffler Finance BV Senior Sec. Notes 7.75% due 02/15/2017*	700,000	770,000
Schaeffler Holding Finance BV Senior Sec. Notes 6.75% due 11/15/2022*	475,000	504,688
Schaeffler Holding Finance BV Senior Sec. Notes 6.88% due 08/15/2018*(6)	900,000	942,750
Stackpole International Senior Sec. Notes 7.75% due 10/15/2021*	1,325,000	1,346,531

		5,657,094

Banks-Commercial — 0.3%
Bank of Montreal Senior Notes 1.45% due 04/09/2018	1,900,000	1,883,702
Santander US Debt SA Unipersonal Bank Guar. Notes 3.78% due 10/07/2015*	3,500,000	3,588,812

		5,472,514

Beverages-Non-alcoholic — 0.2%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	2,850,000	2,871,802

Beverages-Wine/Spirits — 0.2%
Pernod-Ricard SA Senior Notes 4.25% due 07/15/2022*	2,950,000	3,091,912
Pernod-Ricard SA Senior Notes 5.75% due 04/07/2021*	950,000	1,086,938

		4,178,850

Broadcast Services/Program — 0.6%
Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045	835,000	830,992
Grupo Televisa SAB Senior Notes 6.63% due 03/18/2025	7,015,000	8,548,788

		9,379,780

Building Products-Doors & Windows — 0.1%
Masonite International Corp. Company Guar. Notes 8.25% due 04/15/2021*	1,150,000	1,230,500

Cable/Satellite TV — 0.6%
British Sky Broadcasting Group PLC Company Guar. Notes 3.75% due 09/16/2024*	4,875,000	4,890,849
Numericable Group SA Senior Sec. Notes 4.88% due 05/15/2019*	200,000	199,500
Numericable Group SA Senior Sec. Notes 6.00% due 05/15/2022*	1,500,000	1,533,750
Numericable Group SA Senior Sec. Notes 6.25% due 05/15/2024*	800,000	823,000
Unitymedia Hessen GmbH & Co. KG Senior Sec. Notes 5.50% due 01/15/2023*	1,025,000	1,068,562
Unitymedia KabelBW GmbH Company Guar. Notes 6.13% due 01/15/2025*	1,125,000	1,174,219

		9,689,880

Cellular Telecom — 0.3%
America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	1,200,000	1,179,468
America Movil SAB de CV Company Guar. Notes 5.75% due 01/15/2015	900,000	908,064
Digicel Group, Ltd. Senior Notes 8.25% due 09/30/2020*	2,850,000	2,978,250

		5,065,782

Computers-Memory Devices — 0.1%
Seagate HDD Cayman Company Guar. Notes 4.75% due 06/01/2023	1,200,000	1,238,436
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025*	1,075,000	1,087,094

		2,325,530

Containers-Metal/Glass — 0.2%
Ardagh Packaging Finance PLC Company Guar. Notes 6.00% due 06/30/2021*	575,000	567,094
Ardagh Packaging Finance PLC Company Guar. Notes 9.13% due 10/15/2020*	1,925,000	2,074,187
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.25% due 01/31/2019*	200,000	201,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.75% due 01/31/2021*	650,000	664,625
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*	110,294	112,500

		3,619,906

Containers-Paper/Plastic — 0.0%
Beverage Packaging Holdings Luxembourg II SA Company Guar. Notes 6.00% due 06/15/2017*	375,000	374,063

Cruise Lines — 0.3%
Carnival Corp. Company Guar. Notes 3.95% due 10/15/2020	3,395,000	3,567,738
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	675,000	705,375

		4,273,113

Distribution/Wholesale — 0.1%
Rexel SA Senior Notes 5.25% due 06/15/2020*	825,000	831,187
Rexel SA Senior Notes 6.13% due 12/15/2019*	1,350,000	1,393,875

		2,225,062

Diversified Banking Institutions — 0.4%
Deutsche Bank AG Senior Notes 3.25% due 01/11/2016	2,480,000	2,552,136
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	3,410,000	3,625,484
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	1,000,000	1,128,572

		7,306,192

Diversified Financial Services — 0.2%
Hyundai Capital Services, Inc. Senior Notes 4.38% due 07/27/2016*	380,000	399,720
Hyundai Capital Services, Inc. Senior Notes 6.00% due 05/05/2015*	2,380,000	2,440,604

		2,840,324

Diversified Manufacturing Operations — 0.2%
Pentair, Inc. Company Guar. Notes 5.00% due 05/15/2021	3,540,000	3,921,573

Diversified Minerals — 0.2%
Anglo American Capital PLC Company Guar. Notes 2.63% due 04/03/2017*	2,000,000	2,034,476
Anglo American Capital PLC Company Guar. Notes 4.45% due 09/27/2020*	600,000	630,823

		2,665,299

Diversified Operations — 0.4%
DH Services Luxembourg Sarl Company Guar. Notes 7.75% due 12/15/2020*	1,725,000	1,837,125

Hutchison Whampoa International 11, Ltd. Company Guar. Notes 3.50% due 01/13/2017*	1,550,000	1,617,853
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.63% due 04/09/2019*	2,000,000	2,432,808
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.50% due 10/01/2021*	800,000	830,000

		6,717,786

Electric-Integrated — 0.1%
Enersis SA Senior Notes 7.40% due 12/01/2016	600,000	665,755
PPL WEM Holdings, Ltd. Senior Notes 5.38% due 05/01/2021*	1,100,000	1,241,251

		1,907,006

Electronic Components-Misc. — 0.1%
Flextronics International, Ltd. Company Guar. Notes 4.63% due 02/15/2020	525,000	532,875
Flextronics International, Ltd. Company Guar. Notes 5.00% due 02/15/2023	350,000	357,000

		889,875

Finance-Investment Banker/Broker — 0.2%
Macquarie Group, Ltd. Senior Notes 6.00% due 01/14/2020*	3,500,000	3,946,747

Food-Baking — 0.2%
Grupo Bimbo SAB de CV Company Guar. Notes 4.50% due 01/25/2022*	1,230,000	1,296,395
Grupo Bimbo SAB de CV Senior Notes 4.88% due 06/27/2044*	1,736,000	1,702,322

		2,998,717

Food-Misc./Diversified — 0.4%
Kerry Group Financial Services Company Guar. Notes 3.20% due 04/09/2023*	6,150,000	5,959,393

Gold Mining — 0.8%
AngloGold Ashanti Holdings PLC Company Guar. Notes 8.50% due 07/30/2020	3,000,000	3,225,000
AngloGold Holdings PLC Company Guar. Notes 5.13% due 08/01/2022	620,000	587,483
AngloGold Holdings PLC Company Guar. Notes 6.50% due 04/15/2040	750,000	705,821
Gold Fields Orogen Holdings BVI, Ltd. Company Guar. Notes 4.88% due 10/07/2020*	1,660,000	1,477,400
Goldcorp, Inc. Senior Notes 3.70% due 03/15/2023	5,500,000	5,300,075
Newcrest Finance Pty, Ltd. Company Guar. Notes 4.20% due 10/01/2022*	2,300,000	2,088,246

		13,384,025

Insurance-Multi-line — 0.3%
AXA SA Sub. Notes 8.60% due 12/15/2030	4,000,000	5,385,000

Medical-Drugs — 0.3%
Grifols Worldwide Operations, Ltd. Senior Notes 5.25% due 04/01/2022*	1,100,000	1,127,500
VPII Escrow Corp. Company Guar. Notes 7.50% due 07/15/2021*	3,225,000	3,450,750

		4,578,250

Metal-Diversified — 0.2%
Noranda, Inc. Company Guar. Notes 6.00% due 10/15/2015	1,750,000	1,830,808
Rio Tinto Finance USA PLC Company Guar. Notes 2.25% due 12/14/2018	1,600,000	1,611,990

		3,442,798

Multimedia — 0.3%
Pearson Funding Five PLC Company Guar. Notes 3.25% due 05/08/2023*	3,200,000	3,077,591
Pearson Funding Two PLC Company Guar. Notes 4.00% due 05/17/2016*	1,800,000	1,875,913

		4,953,504

Non-Ferrous Metals — 0.1%
Codelco, Inc. Senior Bonds 5.63% due 09/21/2035*	1,600,000	1,784,250

Oil & Gas Drilling — 0.1%
Noble Holding International, Ltd. Company Guar. Bonds 4.90% due 08/01/2020	840,000	867,987

Oil Companies-Exploration & Production — 0.6%
Canadian Natural Resources, Ltd. Senior Notes 3.80% due 04/15/2024	875,000	880,522
Canadian Natural Resources, Ltd. Senior Notes 4.90% due 12/01/2014	770,000	772,558
Canadian Natural Resources, Ltd. Senior Bonds 5.85% due 02/01/2035	4,960,000	5,727,287
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 5.95% due 04/28/2041*	1,550,000	1,906,607
Kodiak Oil & Gas Corp. Company Guar. Notes 5.50% due 01/15/2021	575,000	583,625
Kodiak Oil & Gas Corp. Company Guar. Notes 5.50% due 02/01/2022	550,000	561,000

Lone Pine Resources Canada, Ltd. Escrow Notes 10.38% due 02/15/2017†(1)(2)(3)	75,000	2

		10,431,601

Oil Companies-Integrated — 2.5%
BP Capital Markets PLC Company Guar. Notes 1.38% due 05/10/2018	3,600,000	3,549,506
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/2015	1,000,000	1,024,280
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	3,850,000	4,251,428
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	2,800,000	2,900,506
Husky Energy, Inc. Senior Notes 7.25% due 12/15/2019	3,000,000	3,630,156
Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/2017*	1,000,000	1,050,350
Pemex Project Funding Master Trust Senior Notes 5.75% due 12/15/2015	800,000	832,800
Petro-Canada Senior Notes 5.35% due 07/15/2033	2,650,000	2,986,349
Petrobras Global Finance BV Company Guar. Notes 4.38% due 05/20/2023	2,820,000	2,688,298
Petrobras International Finance Co. Company Guar. Notes 2.88% due 02/06/2015	1,320,000	1,324,884
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041	2,000,000	2,059,480
Petroleos Mexicanos Company Guar. Notes 4.88% due 03/15/2015	5,000,000	5,067,500
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/18/2024	575,000	608,062
Petroleos Mexicanos Company Guar. Bonds 5.50% due 01/21/2021	7,070,000	7,816,238
Petroleos Mexicanos Company Guar. Notes 6.00% due 03/05/2020	1,600,000	1,815,520

		41,605,357

Oil Refining & Marketing — 0.0%
Reliance Industries, Ltd. Senior Notes 8.25% due 01/15/2027*(1)	500,000	643,592

Oil-Field Services — 0.3%
Weatherford International, Ltd. Company Guar. Notes 5.95% due 04/15/2042	150,000	158,758
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/2018	600,000	675,958
Weatherford International, Ltd. Company Guar. Notes 7.00% due 03/15/2038	3,100,000	3,647,658

		4,482,374

Pharmacy Services — 0.0%
Catamaran Corp. Company Guar. Notes 4.75% due 03/15/2021	225,000	223,313

Pipelines — 0.2%
Enbridge, Inc. Senior Notes 5.60% due 04/01/2017	2,870,000	3,149,056

Retail-Restaurants — 0.1%
New Red Finance, Inc. Notes 6.00% due 04/01/2022*	2,100,000	2,128,875

Satellite Telecom — 0.4%
Inmarsat Finance PLC Company Guar. Notes 4.88% due 05/15/2022*	900,000	900,000
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	1,150,000	1,152,875
Intelsat Jackson Holdings SA Company Guar. Notes 6.63% due 12/15/2022	2,425,000	2,552,312
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	1,125,000	1,217,812
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021	550,000	574,750
Intelsat Luxembourg SA Company Guar. Notes 8.13% due 06/01/2023	625,000	664,063

		7,061,812

Security Services — 0.1%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	1,975,000	1,965,125

Seismic Data Collection — 0.1%
CGG SA Senior Notes 6.88% due 01/15/2022*	2,100,000	1,680,000
Cie Generale de Geophysique-Veritas Company Guar. Notes 6.50% due 06/01/2021	250,000	200,000

		1,880,000

Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 3.75% due 06/01/2018*	400,000	403,000
NXP BV/NXP Funding LLC Company Guar. Notes 5.75% due 02/15/2021*	775,000	817,625

NXP BV/NXP Funding LLC Company Guar. Notes 5.75% due 03/15/2023*	200,000	211,500

		1,432,125

Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*	475,000	501,422

Steel-Producers — 0.8%
ArcelorMittal Senior Notes 5.00% due 02/25/2017	1,650,000	1,724,250
ArcelorMittal Senior Notes 5.75% due 08/05/2020	3,000,000	3,183,750
ArcelorMittal Senior Notes 6.13% due 06/01/2018	1,425,000	1,524,750
ArcelorMittal Senior Notes 7.25% due 03/01/2041	1,000,000	1,032,500
Gerdau Trade, Inc. Company Guar. Notes 5.75% due 01/30/2021*	3,570,000	3,793,839
Hyundai Steel Co. Senior Notes 4.63% due 04/21/2016*	2,130,000	2,212,361

		13,471,450

SupraNational Banks — 0.3%
Corporacion Andina de Fomento Senior Notes 3.75% due 01/15/2016	710,000	734,475
Corporacion Andina de Fomento Senior Notes 4.38% due 06/15/2022	825,000	886,566
Corporacion Andina de Fomento Senior Notes 8.13% due 06/04/2019	1,000,000	1,235,572
Inter-American Development Bank Notes 6.75% due 07/15/2027	1,200,000	1,676,552

		4,533,165

Telecom Services — 0.1%
Altice SA Senior Sec. Notes 7.75% due 05/15/2022*	1,425,000	1,496,250
Digicel, Ltd. Senior Notes 6.00% due 04/15/2021*	725,000	732,250

		2,228,500

Telephone-Integrated — 0.6%
Lynx II Corp. Company Guar. Notes 6.38% due 04/15/2023*	1,275,000	1,348,313
Telefonica Emisiones SAU Company Guar. Notes 3.19% due 04/27/2018	2,200,000	2,283,521
Telefonica Emisiones SAU Company Guar. Notes 4.57% due 04/27/2023	1,500,000	1,585,825
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021	2,500,000	2,805,722
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	1,575,000	2,022,198
Virgin Media Finance PLC Senior Notes 6.00% due 10/15/2024*	350,000	364,000

		10,409,579

Transport-Rail — 0.3%
Canadian Pacific Railway Co. Senior Bonds 7.13% due 10/15/2031	2,950,000	4,076,343
Kansas City Southern de Mexico SA de CV Senior Notes 3.00% due 05/15/2023	935,000	900,787

		4,977,130

Wireless Equipment — 0.3%
Telefonaktiebolaget LM Ericsson Senior Notes 4.13% due 05/15/2022	4,000,000	4,183,260

Total Foreign Corporate Bonds & Notes (cost $257,634,367)		269,837,439

U.S. GOVERNMENT AGENCIES — 0.0%
Resolution Funding Corp — 0.0%
Resolution Funding Corp. STRIPS Bonds 0.01% due 01/15/2021 (cost $393,015)	640,000	557,021

U.S. GOVERNMENT TREASURIES — 0.4%
United States Treasury Notes — 0.4%
1.50% due 12/31/2018 (cost $6,937,871)	7,000,000	7,020,783

MUNICIPAL BONDS & NOTES — 0.2%
City of Chicago, IL General Obligation Bonds Series B 5.43% due 01/01/2042 (cost $3,520,000)	3,520,000	3,184,650

FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Sovereign — 0.4%
Republic of Colombia Senior Notes 4.38% due 07/12/2021	855,000	911,858
State Of Qatar Senior Notes 5.25% due 01/20/2020*	2,185,000	2,485,437
United Mexican States Senior Notes 6.63% due 03/03/2015	3,150,000	3,201,975

Total Foreign Government Obligations (cost $6,199,759)		6,599,270

COMMON STOCKS — 0.0%
Auto-Cars/Light Trucks — 0.0%
General Motors Co.	17,278	542,529
Motors Liquidation Co. GUC Trust†(1)	1,280	29,569

		572,098

Oil Companies-Exploration & Production — 0.0%
Lone Pine Resources Canada, Ltd.†(1)(3)	9,354	6,267
Lone Pine Resources, Inc., Class A† (1)(2)(3)	9,354	468

		6,735

Total Common Stocks (cost $1,681,694)		578,833

PREFERRED SECURITIES — 0.1%
Finance-Auto Loans — 0.0%
Ally Financial, Inc. Series G* 7.00%	215	215,322

Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Class D, 5.67%(3)	30,000	300

Real Estate Investment Trusts — 0.1%
Prologis, Inc. Series Q, 8.54%	20,000	1,214,000

Total Preferred Securities (cost $2,435,869)		1,429,622

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.7%
Electric-Generation — 0.3%
Electricite de France SA VRS 5.63%*(8)	5,000,000	5,300,000

Finance-Commercial — 0.1%
Textron Financial Corp. FRS 6.00%*	2,400,000	2,196,000

Insurance-Multi-line — 0.1%
MetLife, Inc. 10.75%	900,000	1,460,250
USF&G Capital III 8.31%*	250,000	361,829

		1,822,079

Special Purpose Entity — 0.2%
Goldman Sachs Capital I 6.35%	2,500,000	2,905,748

Total Preferred Securities/Capital Securities (cost $10,967,429)		12,223,827

WARRANTS† — 0.0%
Auto-Cars/Light Trucks — 0.0%
General Motors Co. Expires 07/10/2016 (Strike price $10.00)	5,424	117,538
General Motors Co. Expires 07/10/2019 (Strike price $18.33)	5,424	77,401

(cost $608,047)		194,939

Total Long-Term Investment Securities (cost $1,583,084,250)		1,661,862,858

SHORT-TERM INVESTMENT SECURITIES — 0.3%
Time Deposits — 0.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 11/03/2014 (cost $4,672,000)	4,672,000	4,672,000

TOTAL INVESTMENTS (cost $1,587,756,250)(10)	98.9%	1,666,534,858
Other assets less liabilities	1.1	17,867,321

NET ASSETS	100.0%	$1,684,402,179

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2014, the aggregate value of these securities was $396,859,446 representing 23.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security

(1)	Illiquid security. At October 31, 2014, the aggregate value of these securities was $5,042,108 representing 0.3% of net assets.

(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2014, the Corporate Bond Portfolio held the following restricted securities:

Description	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets

U.S. Corporate Bonds & Notes
FPL Energy National Wind Portfolio LLC
6.13% due 03/25/2019	06/19/2005	$2,826	$2,826
	05/27/2009	21,000	17,258

		23,826	20,084	$23,485	$98.57	0.00%

General Motors Corp.
7.20% due 01/15/2011	04/21/2011	1,000,000	0	0	0.00	0.00
General Motors Corp.
7.40% due 09/01/2025	04/21/2011	2,800,000	0	0	0.00	0.00
General Motors Corp.
9.45% due 12/31/2011	04/21/2011	250,000	0	0	0.00	0.00
HRP Myrtle Beach Operations LLC
7.38% due 04/01/2012	03/23/2006	225,000	225,000
	10/29/2007	100,000	99,852
	01/02/2008	150,000	149,010

		475,000	473,862	0	0.00	0.00

Foreign Corporate Bonds & Notes
Lone Pine Resources Canada, Ltd.
10.38% due 02/15/2017	07/10/2012	75,000	0	2	0.00	0.00

Common Stocks
Lone Pine Resources, Inc., Class A	07/10/2012	9,354	0	468	0.05	0.00

				$23,955		0.00%

(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(4)	Security in default of interest

(5)	Company has filed for Chapter 11 bankruptcy protection.

(6)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer.

(7)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(8)	Perpetual maturity - maturity date reflects the next call date.

(9)	Security in default of interest and principal at maturity.

(10)	See Note 4 for cost of investments on a tax basis.

FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at October 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of October 31, 2014	Unrealized Appreciation (Depreciation)
300	Short	U.S. Treasury 10 Year Notes	December 2014	$37,630,575	$37,907,813	$(277,238)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2014 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
U.S. Corporate Bonds & Notes:
Auto-Cars/Light Trucks	$—	$27,059,466	$0	$27,059,466
Diversified Banking Institutions	—	122,282,193	—	122,282,193
Paper & Related Products	—	8,984,754	25	8,984,779
Recycling	—	—	9	9
Resorts/Theme Parks	—	2,686,250	0	2,686,250
Other Industries*	—	1,199,223,777	—	1,199,223,777
Foreign Corporate Bonds & Notes:
Oil Companies-Exploration & Production	—	10,431,599	2	10,431,601
Other Industries*	—	259,405,838	—	259,405,838
U.S. Government Agencies	—	557,021	—	557,021
U.S. Government Treasuries	—	7,020,783	—	7,020,783
Municipal Bonds & Notes	—	3,184,650	—	3,184,650
Foreign Government Obligations	—	6,599,270	—	6,599,270
Common Stocks:
Auto-Cars/Light Trucks	572,098	—	—	572,098
Oil Companies-Exploration & Production	—	—	6,735	6,735
Preferred Securities:
Finance-Auto Loans	—	215,322	—	215,322
Finance-Investment Banker/Broker	—	—	300	300
Real Estate Investment Trusts	1,214,000	—	—	1,214,000
Preferred Securities/Capital Securities	—	12,223,827	—	12,223,827
Warrants	194,939	—	—	194,939
Short-Term Investment Securities:
Time Deposits	—	4,672,000	—	4,672,000

Total	$1,981,037	$1,664,546,750	$7,071	$1,666,534,858

LIABILITIES:
Other Financial Instruments:@
Open Futures Contracts-Depreciation	$277,238	$—	$—	$277,238

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount**		Value (Note 1)
ASSET BACKED SECURITIES — 9.2%
Cayman Islands — 4.5%
Aberdeen Loan Funding, Ltd. FRS Series 2008-1A, Class A 0.89% due 11/01/2018*(1)		$2,862,495	$2,818,413
Acis CLO, Ltd. FRS Series 2013-2A, Class A 0.73% due 10/14/2022*(1)		450,000	442,620
Acis CLO, Ltd. FRS Series 2013-2A, Class ACOM 1.15% due 10/14/2022*(1)		3,000,000	2,908,500
Acis CLO, Ltd. FRS Series 2013-1A, Class ACOM 1.46% due 04/18/2024*(1)		2,450,000	2,348,080
Brentwood CLO Corp. FRS Series 2006-1A, Class A1B 0.51% due 02/01/2022*(1)		1,643,967	1,621,938
Liberty CLO, Ltd. FRS Series 2005-1A, Class A1C 0.49% due 11/01/2017*(1)		75,934	75,683
OCP CLO, Ltd. FRS Series 2012-2A, Class ACOM 1.47% due 11/22/2023*(1)		2,150,000	2,088,080
OFSI Fund V, Ltd. FRS Series 2013-5A, Class ACOM 1.57% due 04/17/2025*(1)		1,600,000	1,538,720
OFSI Fund VI, Ltd. FRS Series 2014-6A, Class ACOM 1.42% due 03/20/2025*(1)(2)		2,900,000	2,781,390
Red River CLO, Ltd. FRS Series 1X, Class A 0.51% due 07/27/2018(1)		1,044,442	1,033,057
Red River CLO, Ltd. FRS Series 1A, Class A 0.51% due 07/27/2018*(1)		360,152	356,227
Trinitas CLO II, Ltd. FRS Series 2014-2A, Class ACOM 1.69% due 07/15/2026*		1,400,000	1,337,140
Trinitas CLO, Ltd. FRS Series 2014-1A, Class A1 1.76% due 04/15/2026*(1)		1,200,000	1,192,080
Trinitas CLO, Ltd. FRS Series 2014-1A, Class B1 2.13% due 04/15/2026*(1)		300,000	286,320

			20,828,248

Italy — 0.1%
Quadrivio Finance SRL FRS Series 2011-1, Class A1 0.59% due 07/25/2060(3)	EUR	565,319	705,447

United Kingdom — 3.7%
Aire Valley Mortgages PLC FRS Series 2006-1X, Class 2A1 0.38% due 09/20/2066(3)	EUR	1,892,571	2,318,313
Aire Valley Mortgages PLC FRS Series 2006-1A, Class 1A 0.45% due 09/20/2066*(3)		1,622,324	1,577,710
Aire Valley Mortgages PLC FRS Series 2007-1A, Class 2A1 0.47% due 09/20/2066*(3)		1,294,290	1,261,803
Aire Valley Mortgages PLC FRS Series 2004-1X, Class 3A2 0.50% due 09/20/2066(3)	EUR	1,160,601	1,430,846
Aire Valley Mortgages PLC FRS Series 2005-1X, Class 2A2 0.44% due 09/20/2066(3)	EUR	502,396	617,427
EMF-UK PLC FRS Series 1X, Class A1A 1.54% due 03/13/2046(3)	GBP	1,219,138	1,938,749
Eurosail PLC FRS Series 2007-PR1X, Class A1 0.96% due 09/13/2045(3)	GBP	338,764	524,511
Gracechurch Card Funding PLC FRS Series 2012-1A, Class A2 0.81% due 02/15/2017*	EUR	3,300,000	4,141,458
Granite Master Issuer PLC FRS Series 2006-1X, Class A6 0.21% due 12/20/2054(3)	EUR	1,650,444	2,058,327
Leek Finance Number Eighteen PLC FRS Series 18X, Class A2C 0.34% due 09/21/2038(3)	EUR	48,986	64,047
Leek Finance Number Eighteen PLC FRS Series 18X, Class A2B 0.49% due 09/21/2038(3)		685,804	714,733
Leek Finance Number Seventeen PLC FRS Series 17X, Class A2C 0.36% due 12/21/2037(3)	EUR	160,685	211,306
Leek Finance Number Seventeen PLC FRS Series 17X, Class A2A 0.85% due 12/21/2037(3)	GBP	96,411	161,755
Thrones PLC FRS Series 2013-1, Class A 2.06% due 07/20/2044(3)	GBP	289,130	467,915

			17,488,900

United States — 0.9%
Countrywide Alternative Loan Trust FRS Series 2006-OA1, Class 2A1 0.37% due 03/20/2046(3)		828,323	648,986
Countrywide Alternative Loan Trust FRS Series 2005-82, Class A1 0.42% due 02/25/2036(3)		913,501	752,096
Lehman XS Trust FRS Series 2007-7N Class 1A2 0.39% due 06/25/2047(3)		903,652	606,863
NCUA Guaranteed Notes Trust Series 2010-C1, Class A2 2.90% due 10/29/2020(4)		1,000,000	1,032,009
Sequoia Mtg. Trust FRS Series 2004-10, Class A3A 0.65% due 11/20/2034(3)		107,942	103,903
Washington Mutual Mtg. Pass Through Certs. FRS Series-AR5 Class 4A 5.92% due 06/25/2046(3)		571,609	410,953

Wells Fargo Alternative Loan Trust FRS Series 2007-PA6, Class A1 2.59% due 12/28/2037(3)		781,986	628,160

			4,182,970

Total Asset Backed Securities (cost $44,645,120)			43,205,565

CORPORATE BONDS & NOTES — 13.5%
Austria — 0.1%
Sappi Papier Holding GmbH Senior Sec. Notes 7.75% due 07/15/2017*		625,000	671,875

France — 1.2%
Dexia Credit Local SA NY Government Guar. Notes 1.50% due 10/07/2017*		1,900,000	1,903,986
Numericable Group SA Senior Sec. Notes 6.00% due 05/15/2022*		500,000	511,250
Pernod-Ricard SA Senior Notes 5.75% due 04/07/2021*		350,000	400,451
Total Capital International SA Company Guar. Notes 2.88% due 02/17/2022		450,000	450,138
Total Capital SA Company Guar. Notes 2.13% due 08/10/2018		2,350,000	2,387,222

			5,653,047

Germany — 0.2%
Kreditanstalt fuer Wiederaufbau Government Guar. Bonds 5.00% due 12/01/2020	SEK	2,000,000	332,870
Kreditanstalt fuer Wiederaufbau Government Guar. Bonds 6.00% due 08/20/2020	AUD	800,000	792,564

			1,125,434

Hong Kong — 0.1%
CITIC, Ltd. Senior Notes 6.80% due 01/17/2023		370,000	425,515

Ireland — 0.1%
Caterpillar International Finance, Ltd. Company Guar. Notes 1.38% due 05/18/2015	EUR	400,000	504,269

Italy — 1.6%
Banca Monte dei Paschi di Siena SpA Government Guar. Notes 3.50% due 03/20/2017	EUR	5,200,000	6,839,593
Intesa Sanpaolo SpA Sub. Notes 5.02% due 06/26/2024*		450,000	439,791

			7,279,384

Japan — 2.4%
Japan Finance Organization for Municipalities Government Guar. Bonds 1.90% due 06/22/2018	JPY	860,000,000	8,169,552
Japan Tobacco, Inc. Senior Notes 2.10% due 07/23/2018*		1,550,000	1,570,477
Sumitomo Mitsui Financial Group, Inc. Sub. Notes 4.44% due 04/02/2024*		1,350,000	1,405,416

			11,145,445

Luxembourg — 0.2%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023		500,000	501,250
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/2019		200,000	210,000

			711,250

Mexico — 0.2%
America Movil SAB de CV Senior Notes 6.00% due 06/09/2019	MXN	4,310,000	322,524
Petroleos Mexicanos Company Guar. Bonds 5.50% due 01/21/2021		360,000	397,998
Trust F/1401 Senior Notes 5.25% due 12/15/2024*		210,000	221,550

			942,072

Netherlands — 0.9%
ABN AMRO Bank NV VRS Sub. Notes 6.25% due 09/13/2022		300,000	328,125
EDP Finance BV Senior Notes 5.75% due 09/21/2017	EUR	1,050,000	1,470,415
ING Bank NV Notes 2.00% due 09/25/2015*		1,300,000	1,314,955
UPC Holding BV Sec. Notes 8.38% due 08/15/2020	EUR	800,000	1,077,709

			4,191,204

United Arab Emirates — 0.1%
Dolphin Energy, Ltd. Senior Sec. Notes 5.89% due 06/15/2019		389,025	425,982

United Kingdom — 0.1%
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015		525,000	532,501

United States — 6.3%
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 09/15/2024*		450,000	457,293
AECOM Technology Corp. Company Guar. Notes 5.88% due 10/15/2024*		500,000	528,750
Apple, Inc. Senior Notes 2.40% due 05/03/2023		1,250,000	1,205,998
Caterpillar Financial Services Corp. Senior Notes 2.05% due 08/01/2016		750,000	767,135
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.00% due 01/15/2019		50,000	52,125
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.00% due 06/15/2019		400,000	428,500
CHS/Community Health Systems, Inc. Company Guar. Notes 8.00% due 11/15/2019		100,000	108,000
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023		75,000	76,781
CVS Caremark Corp. Senior Notes 4.00% due 12/05/2023		300,000	315,747
CVS Health Corp. Senior Notes 3.38% due 08/12/2024		50,000	49,854
Forest Laboratories, Inc. Senior Notes 4.38% due 02/01/2019*		650,000	680,848
Forest Laboratories, Inc. Senior Notes 5.00% due 12/15/2021*		850,000	910,820
General Electric Capital Corp Senior Notes 8.50% due 04/06/2018	MXN	1,000,000	83,260
General Motors Financial Co., Inc. Company Guar. Notes 3.25% due 05/15/2018		1,350,000	1,380,375
HCA ,Inc. Senior Notes 5.25% due 04/15/2025		550,000	569,938
HCA Holdings, Inc. Senior Notes 7.75% due 05/15/2021		100,000	107,750
HCP, Inc. Senior Notes 4.25% due 11/15/2023		3,000,000	3,111,405
Hewlett-Packard Co. Senior Notes 2.60% due 09/15/2017		900,000	922,303
Humana, Inc. Senior Notes 3.85% due 10/01/2024		150,000	151,326
John Deere Capital Corp. Senior Notes 1.40% due 03/15/2017		750,000	756,218
Kinder Morgan, Inc. Senior Notes 5.00% due 02/15/2021*		1,100,000	1,160,500
Level 3 Financing, Inc. Company Guar. Notes 9.38% due 04/01/2019		100,000	106,875
Morgan Stanley Senior Notes 3.75% due 09/21/2017	EUR	600,000	818,543
Mosaic Co. Senior Notes 4.25% due 11/15/2023		200,000	209,786
NBCUniversal Enterprise, Inc. FRS Company Guar. Notes 0.92% due 04/15/2018*		1,900,000	1,917,907
NBCUniversal Media LLC Company Guar. Notes 4.38% due 04/01/2021		600,000	659,114
New York Life Global Funding Sec. Notes 0.75% due 07/24/2015*		1,650,000	1,654,377
Prologis LP Company Guar. Notes 3.00% due 01/18/2022	EUR	300,000	409,893
Prologis LP Company Guar. Notes 3.38% due 02/20/2024	EUR	300,000	417,261
Realogy Group LLC Senior Sec. Notes 7.88% due 02/15/2019*		50,000	52,563
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023*		400,000	433,000
Synchrony Financial Senior Notes 3.00% due 08/15/2019		600,000	606,592
Sysco Corp. Company Guar. Notes 3.50% due 10/02/2024		250,000	253,695
Time Warner Cable, Inc. Company Guar. Notes 4.00% due 09/01/2021		1,350,000	1,429,454
Time Warner Cable, Inc. Company Guar. Notes 5.00% due 02/01/2020		850,000	951,330
Verizon Communications, Inc. Senior Notes 2.63% due 02/21/2020*		1,075,000	1,069,260
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020		2,950,000	3,202,871
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023		100,000	111,989

Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043		587,000	739,976
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*		500,000	526,875

			29,396,287

Venezuela — 0.0%
Petroleos de Venezuela SA Notes 5.50% due 04/12/2037		10,000	4,650
Petroleos de Venezuela SA Bonds 6.00% due 05/16/2024		30,000	15,432
Petroleos de Venezuela SA Company Guar. Notes 6.00% due 11/15/2026		120,000	58,680

			78,762

Total Foreign Corporate Bonds & Notes (cost $62,845,531)			63,083,027

FOREIGN GOVERNMENT OBLIGATIONS — 45.7%
Argentina — 0.0%
Republic of Argentina Senior Notes 0.00% due 12/15/2035†		2,835,000	214,043

Australia — 0.5%
Commonwealth of Australia Senior Bonds 5.50% due 04/21/2023	AUD	2,200,000	2,263,764

Belgium — 1.6%
Kingdom of Belgium Bonds 2.25% due 06/22/2023	EUR	1,500,000	2,083,130
Kingdom of Belgium Bonds 3.75% due 09/28/2020*	EUR	245,000	366,885
Kingdom of Belgium Bonds 4.00% due 03/28/2018*(2)	EUR	2,000,000	2,841,302
Kingdom of Belgium Bonds 4.00% due 03/28/2032	EUR	800,000	1,320,311
Kingdom of Belgium Senior Bonds 4.25% due 09/28/2022	EUR	490,000	776,784

			7,388,412

Brazil — 0.6%
Brazil Letras do Tesouro Nacional Notes zero coupon due 01/01/2015	BRL	195,000	77,261
Brazil Notas do Tesouro Nacional Notes 6.00% due 08/15/2050(5)	BRL	6,601,715	2,722,046

			2,799,307

Canada — 2.3%
Government of Canada Bonds 1.50% due 09/01/2017	CAD	5,200,000	4,656,170
Government of Canada Bonds 2.50% due 06/01/2015(7)	CAD	2,460,000	2,201,700
Government of Canada Bonds 2.75% due 06/01/2022	CAD	2,100,000	1,982,465
Government of Canada Bonds 4.00% due 06/01/2041	CAD	400,000	450,887
Government of Canada Bonds 5.75% due 06/01/2029	CAD	1,000,000	1,259,154

			10,550,376

Denmark — 0.4%
Kingdom of Denmark Bonds 4.00% due 11/15/2017	DKK	7,600,000	1,433,215
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	2,500,000	654,875

			2,088,090

Dominican Republic — 0.1%
Dominican Republic Senior Notes 6.60% due 01/28/2024		300,000	332,250

France — 6.4%
Government of France Bonds 1.00% due 05/25/2018	EUR	3,790,000	4,901,611
Government of France Bonds 2.25% due 10/25/2022	EUR	2,410,000	3,353,685
Government of France Bonds 3.00% due 04/25/2022	EUR	4,470,000	6,530,626
Government of France Bonds 4.00% due 10/25/2038	EUR	740,000	1,251,619
Government of France Bonds 4.25% due 10/25/2017	EUR	4,700,000	6,629,436
Government of France Bonds 4.25% due 10/25/2023	EUR	1,860,000	2,987,075
Government of France Bonds 4.50% due 04/25/2041	EUR	1,530,000	2,811,193

Government of France Bonds 4.75% due 04/25/2035	EUR	700,000	1,283,035

			29,748,280

Germany — 2.3%
Federal Republic of Germany Bonds 0.25% due 03/11/2016	EUR	1,700,000	2,138,770
Federal Republic of Germany Bonds 0.25% due 04/13/2018	EUR	780,000	986,049
Federal Republic of Germany Bonds 1.50% due 09/04/2022	EUR	960,000	1,290,448
Federal Republic of Germany Bonds 2.50% due 07/04/2044	EUR	290,000	428,174
Federal Republic of Germany Bonds 4.00% due 01/04/2037	EUR	3,150,000	5,683,223

			10,526,664

Italy — 9.3%
Republic of Italy Bonds 1.15% due 05/15/2017	EUR	1,280,000	1,618,901
Republic of Italy Bonds 2.50% due 12/01/2024	EUR	920,000	1,166,906
Republic of Italy Senior Bonds 3.75% due 09/01/2024	EUR	2,520,000	3,539,480
Republic of Italy Bonds 4.50% due 02/01/2018	EUR	1,160,000	1,619,371
Republic of Italy Bonds 4.50% due 08/01/2018	EUR	1,670,000	2,360,772
Republic of Italy Bonds 4.50% due 05/01/2023	EUR	4,880,000	7,234,669
Republic of Italy Bonds 4.75% due 09/01/2021	EUR	1,000,000	1,494,927
Republic of Italy Bonds 4.75% due 09/01/2044*	EUR	390,000	578,899
Republic of Italy Bonds 5.00% due 08/01/2034	EUR	890,000	1,380,648
Republic of Italy Senior Bonds 5.00% due 08/01/2039	EUR	760,000	1,173,313
Republic of Italy Bonds 5.00% due 09/01/2040	EUR	380,000	582,384
Republic of Italy Bonds 5.50% due 11/01/2022	EUR	4,840,000	7,596,479
Republic of Italy Bonds 5.75% due 02/01/2033	EUR	173,000	292,008
Republic of Italy Bonds 6.00% due 05/01/2031	EUR	850,000	1,462,585
Republic of Italy Inflation Indexed Treasury Bonds 2.15% due 11/12/2017(5)	EUR	6,427,563	8,352,726
Republic of Italy Inflation Indexed Treasury Bonds 2.35% due 09/15/2019(5)	EUR	2,019,863	2,759,934

			43,214,002

Japan — 8.8%
Government of Japan Senior Notes 0.20% due 09/20/2017	JPY	37,400,000	334,386
Government of Japan Senior Notes 0.30% due 03/20/2018	JPY	635,000,000	5,698,080
Government of Japan Senior Notes 0.60% due 03/20/2023	JPY	320,000,000	2,909,326
Government of Japan Senior Notes 0.80% due 09/20/2022	JPY	671,000,000	6,204,682
Government of Japan Senior Notes 1.70% due 06/20/2033	JPY	762,800,000	7,369,412
Government of Japan Senior Bonds 2.00% due 09/20/2041	JPY	260,000,000	2,546,326
Government of Japan Senior Bonds 2.00% due 03/20/2052	JPY	463,400,000	4,436,668
Government of Japan Senior Bonds 2.10% due 12/20/2026	JPY	107,600,000	1,120,162
Government of Japan Senior Bonds 2.20% due 09/20/2026	JPY	487,300,000	5,119,763
Government of Japan Senior Bonds 2.30% due 03/20/2039	JPY	514,400,000	5,334,244

			41,073,049

Mexico — 0.2%
United Mexican States Bonds 3.50% due 12/14/2017(5)	MXN	3,171,145	254,272
United Mexican States Bonds 7.50% due 06/03/2027	MXN	6,187,300	507,676

United Mexican States Bonds 10.00% due 11/20/2036	MXN	1,727,600	175,936

			937,884

Netherlands — 2.6%
Government of Netherlands Bonds 1.75% due 07/15/2023*	EUR	1,500,000	2,023,975
Government of Netherlands Bonds 2.00% due 07/15/2024	EUR	740,000	1,014,326
Government of Netherlands Bonds 2.50% due 01/15/2033*	EUR	900,000	1,293,367
Government of Netherlands Bonds 2.75% due 01/15/2015*	EUR	1,150,000	1,449,006
Government of Netherlands Bonds 3.25% due 07/15/2015*	EUR	1,750,000	2,242,794
Government of Netherlands Bonds 4.00% due 07/15/2019*	EUR	630,000	930,760
Government of Netherlands Bonds 4.50% due 07/15/2017*	EUR	2,380,000	3,343,093

			12,297,321

Spain — 4.8%
Kingdom of Spain Senior Notes 0.55% due 11/30/2019*(5)	EUR	1,357,851	1,722,980
Kingdom of Spain Bonds 3.75% due 10/31/2015	EUR	960,000	1,242,964
Kingdom of Spain Bonds 3.80% due 04/30/2024*	EUR	2,970,000	4,297,627
Kingdom of Spain Senior Notes 4.40% due 10/31/2023*	EUR	850,000	1,284,519
Kingdom of Spain Bonds 4.50% due 01/31/2018	EUR	3,200,000	4,481,970
Kingdom of Spain Bonds 5.15% due 10/31/2044*	EUR	520,000	851,789
Kingdom of Spain Bonds 5.40% due 01/31/2023*	EUR	1,480,000	2,371,186
Kingdom of Spain Senior Notes 5.90% due 07/30/2026	EUR	3,640,000	6,157,980

			22,411,015

SupraNational — 0.5%
Asian Development Bank Senior Notes 2.35% due 06/21/2027	JPY	40,000,000	427,328
European Financial Stability Facility Government Guar. Notes 0.88% due 04/16/2018	EUR	300,000	385,386
European Investment Bank Senior Notes 5.00% due 12/01/2020	SEK	2,950,000	490,596
Inter-American Development Bank Senior Notes 7.00% due 06/15/2025		850,000	1,169,523

			2,472,833

United Kingdom — 5.3%
United Kingdom Gilt Treasury Bonds 1.25% due 07/22/2018	GBP	3,170,000	5,063,748
United Kingdom Gilt Treasury Bonds 1.75% due 09/07/2022	GBP	3,020,000	4,739,015
United Kingdom Gilt Treasury Bonds 2.00% due 01/22/2016	GBP	1,250,000	2,034,279
United Kingdom Gilt Treasury Notes 3.25% due 01/22/2044	GBP	3,130,000	5,280,448
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	330,000	581,346
United Kingdom Gilt Treasury Bonds 3.50% due 07/22/2068	GBP	170,000	309,948
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	2,810,000	5,649,515
United Kingdom Gilt Treasury Bonds 4.75% due 03/07/2020	GBP	520,000	964,690

			24,622,989

Venezuela — 0.0%
Republic of Venezuela Bonds 9.00% due 05/07/2023		30,000	19,275
Republic of Venezuela Senior Bonds 9.25% due 05/07/2028		30,000	19,050

			38,325

Total Foreign Government Obligations (cost $218,701,715)			212,978,604

U.S. GOVERNMENT AGENCIES — 7.8%
United States — 7.8%
Federal Farm Credit Bank 3.50% due 12/20/2023		1,100,000	1,179,827
Federal Home Loan Mtg. Corp.
5.00% due 07/01/2035		1,454,434	1,612,863
5.00% due 11/01/2038		319,608	353,123

5.00% due 01/01/2039	100,976	111,564
5.00% due 09/01/2039	232,865	257,284
5.00% due 05/01/2041	744,947	825,269
7.00% due 02/01/2039	1,166,388	1,327,824
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K710, Class A2
1.88% due 05/25/2019(4)	3,300,000	3,301,732
Series K709, Class A2
2.09% due 03/25/2019(4)	3,000,000	3,036,978
Series K030, Class A1
2.78% due 09/25/2022(4)	1,045,204	1,079,699
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K030, Class A2
3.25% due 04/25/2023(4)	3,000,000	3,125,487
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2014-DN4, Class M1 1.55% due 10/25/2024(3)	250,000	250,040
Federal National Mtg. Assoc.
3.42% due 10/01/2020	374,216	397,092
3.62% due 12/01/2020	268,211	288,066
3.75% due 03/01/2018	963,525	1,030,104
3.84% due 05/01/2018	530,000	568,043
4.38% due 06/01/2021	974,911	1,086,912
4.50% due 08/01/2033	2,772	3,013
4.50% due 08/01/2033	27,379	29,773
4.50% due 08/01/2033	20,657	22,455
4.50% due 08/01/2033	97,971	106,465
4.50% due 09/01/2033	46,363	50,389
4.50% due 09/01/2033	32,614	35,449
4.50% due 09/01/2033	37,485	40,745
4.50% due 10/01/2033	7,412	8,087
4.50% due 10/01/2033	31,665	34,422
4.50% due 11/01/2033	35,279	38,492
4.50% due 11/01/2033	19,225	20,898
4.50% due 11/01/2033	99,528	108,055
4.50% due 12/01/2033	8,501	9,242
4.50% due 03/01/2034	8,623	9,411
4.50% due 05/01/2034	28,930	31,450
4.50% due 05/01/2034	12,530	13,669
4.50% due 06/01/2034	21,826	23,711
4.50% due 09/01/2034	18,113	19,766
4.50% due 01/01/2035	24,866	27,136
4.50% due 01/01/2035	19,331	21,003
4.50% due 01/01/2035	7,806	8,481
4.50% due 02/01/2035	26,272	28,553
4.50% due 02/01/2035	38,710	42,090
4.50% due 03/01/2035	2,686	2,915
4.50% due 05/01/2035	44,660	48,728
4.50% due 05/01/2035	6,830	7,434
4.50% due 08/01/2035	18,576	20,213
4.50% due 09/01/2035	11,759	12,833
4.50% due 10/01/2035	10,627	11,587
4.50% due 06/01/2038	30,038	32,724
4.50% due 02/01/2040	13,643	14,787
4.50% due 08/01/2041	324,129	351,837
4.50% due 10/01/2041	82,843	89,878
5.00% due 12/01/2033	475,480	527,812
5.00% due 08/01/2041	45,075	50,129
6.00% due 10/01/2034	768,809	879,015
6.00% due 05/01/2036	56,175	63,719
6.00% due 07/01/2036	359,587	406,466
6.00% due 11/01/2036	1,645,596	1,868,859
6.00% due 03/01/2037	107,703	122,506
6.00% due 07/01/2037	126,314	142,782
6.00% due 08/01/2037	818,074	928,281
6.00% due 08/01/2038	226,046	256,078
6.00% due 06/01/2039	16,783	18,971
6.00% due 10/01/2040	868,129	983,049
6.00% due 10/01/2040	24,950	28,223
6.00% due 04/01/2041	2,037,786	2,307,791
6.00% due 10/01/2041	222,461	251,599
6.00% due November TBA	2,000,000	2,263,533
7.00% due 03/01/2039	684,593	779,564
Series 2012-M8, Class ASQ2
1.52% due 12/25/2019(4)	600,000	601,963
Series 2012-M8, Class ASQ3
1.80% due 12/25/2019(4)	800,000	798,679
Federal National Mtg. Assoc. REMIC
Series 2012-153, Class B
7.00% due 07/25/2042(3)	1,192,333	1,353,060
Series 2012-111, Class B
7.00% due 10/25/2042(3)	393,980	447,127

Total U.S. Government Agencies (cost $35,551,385)		36,236,804

U.S. GOVERNMENT TREASURIES — 22.0%
United States — 22.0%
United States Treasury Bonds 1.38% due 02/15/2044 TIPS(5)	1,214,538	1,339,217
United States Treasury Notes
0.25% due 01/31/2015(7)	9,220,000	9,223,605
0.38% due 07/15/2023 TIPS(5)	1,451,410	1,451,750
0.63% due 01/15/2024 TIPS(5)	5,097,150	5,179,979
0.88% due 01/31/2018	2,150,000	2,135,386
1.13% due 01/15/2021 TIPS(5)	1,631,055	1,722,675
1.25% due 10/31/2018	9,300,000	9,257,136
1.25% due 11/30/2018	7,630,000	7,585,891
1.50% due 06/30/2016	38,460,000	39,163,087
1.63% due 03/31/2019	1,000,000	1,005,078
1.63% due 06/30/2019	2,070,000	2,076,630
1.63% due 07/31/2019	2,000,000	2,004,844
1.75% due 10/31/2020	7,500,000	7,436,130
2.00% due 09/30/2020	5,500,000	5,538,671
2.13% due 08/31/2020(7)	5,700,000	5,784,611
2.13% due 06/30/2021	1,530,000	1,540,161

Total U.S. Government Treasuries (cost $102,139,439)		102,444,851

Total Long-Term Investment Securities (cost $463,883,190)		457,948,851

SHORT-TERM INVESTMENT SECURITIES — 1.2%
Registered Investment Companies — 1.2%
SSgA U.S. Government Money Market Fund (cost $5,681,864)	5,681,864	5,681,864

TOTAL INVESTMENTS — (cost $469,565,054)(6)	99.4%	463,630,715
Other assets less liabilities	0.6	2,739,949

NET ASSETS —	100.0%	$466,370,664

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2014, the aggregate value of these securities was $70,206,288 representing 15.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

**	In United States Dollars unless otherwise indicated.

†	Non-income producing security

(1)	Collateralized Loan Obligation

(2)	Illiquid security. At October 31, 2014, the aggregate value of these securities was $5,622,692 representing 1.2% of net assets.

(3)	Collateralized Mortgage Obligation

(4)	Commercial Mortgage Backed Security

(5)	Principal amount of security is adjusted for inflation.

(6)	See Note 4 for cost of investments on a tax basis.

(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

MXN	Mexican Peso

SEK	Swedish Krona

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

REMIC — Real Estate Mortgage Investment Conduit

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at October 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of October 31, 2014	Unrealized Appreciation (Depreciation)
151	Long	90 Day Euro Dollar	September 2016	$37,010,100	$37,153,550	$143,450
209	Short	90 Day Euro Dollar	March 2017	51,089,353	51,184,100	(94,747)
80	Long	Canadian 10 Year Bonds	December 2014	9,789,938	9,726,631	(63,307)
72	Long	Euro-BOBL	December 2014	11,529,959	11,553,543	23,584
6	Long	Euro-BTP	December 2014	971,154	979,863	8,709
10	Long	Euro-Bund	December 2014	1,894,512	1,891,129	(3,383)
15	Short	Euro-Oat	December 2014	2,676,290	2,722,970	(46,680)
14	Short	Japanese 10 Year Bonds	December 2014	18,192,032	18,263,254	(71,222)
51	Long	Life Long Gilt	December 2014	9,397,536	9,390,402	(7,134)
7	Long	U.S. Treasury 10 Year Notes	December 2014	899,282	884,516	(14,766)
36	Long	U.S. Treasury 2 Year Notes	December 2014	7,877,438	7,904,250	26,812
178	Short	U.S. Treasury 5 Year Notes	December 2014	21,275,521	21,258,484	17,037
61	Short	U.S. Treasury Long Bonds	December 2014	8,523,808	8,606,719	(82,911)
209	Long	U.S. Treasury Ultra Long Bonds	December 2014	32,349,611	32,773,813	424,202

						$259,644

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America N.A.	AUD	532,000	USD	465,149	12/17/2014	$—	$(1,609)
	CHF	447,727	EUR	370,000	12/17/2014	—	(1,728)
	COP	950,134,850	USD	467,000	11/10/2014	5,495	—
	COP	494,936,817	USD	237,000	11/20/2014	—	(3,106)
	EUR	360,000	GBP	288,431	12/17/2014	9,986	—
	EUR	359,000	NOK	2,982,561	12/17/2014	—	(8,462)
	EUR	372,000	PLN	1,576,816	12/17/2014	813	—
	EUR	7,570,907	USD	9,875,256	12/17/2014	385,156	—
	GBP	569,494	EUR	719,000	12/17/2014	—	(9,444)
	GBP	293,000	USD	469,414	12/17/2014	862	—
	JPY	201,569,072	USD	1,872,000	12/17/2014	76,679	—
	PLN	4,716,728	EUR	1,118,000	12/17/2014	4,132	—
	PLN	4,714,332	USD	1,412,000	12/17/2014	15,433	—
	USD	466,000	KRW	498,186,620	11/6/2014	—	(54)
	USD	236,000	COP	482,934,352	11/20/2014	—	(1,717)
	USD	4,197,324	EUR	3,288,000	12/17/2014	—	(75,830)
	USD	464,000	HUF	112,197,520	12/17/2014	—	(8,164)
	USD	941,000	JPY	105,601,560	12/17/2014	—	(435)

						498,556	(110,549)

Barclays Bank PLC	AUD	1,531,840	USD	1,388,501	12/17/2014	44,519	—
	BRL	594,126	USD	236,000	11/28/2014	—	(2,007)
	EUR	371,000	HUF	114,761,190	12/17/2014	1,205	—
	EUR	185,000	PLN	785,063	12/17/2014	669	—
	EUR	1,116,000	USD	1,423,247	12/17/2014	24,346	—
	GBP	580,495	EUR	738,000	12/17/2014	—	(3,220)
	IDR	2,856,615,000	USD	235,986	11/3/2014	—	(391)
	ILS	1,839,012	USD	534,410	12/17/2014	50,391	—
	INR	14,760,716	USD	237,000	11/20/2014	—	(2,923)
	JPY	468,812,580	USD	4,230,000	12/17/2014	54,413	—
	MXN	20,157,369	USD	1,496,353	12/8/2014	2,582	—
	NZD	572,000	USD	460,769	12/17/2014	16,751	—
	PHP	10,601,356	USD	236,000	11/28/2014	344	—
	PLN	3,066,143	EUR	725,000	12/17/2014	475	—
	SEK	5,848,035	USD	824,272	12/17/2014	32,228	—
	USD	941,000	KRW	1,003,369,480	11/14/2014	—	(4,195)
	USD	315,899	MYR	1,036,479	11/20/2014	—	(2,275)
	USD	234,900	IDR	2,856,615,000	12/4/2014	697	—
	USD	139,000	CNH	864,163	12/17/2014	1,505	—
	USD	464,252	EUR	359,000	12/17/2014	—	(14,247)
	USD	1,398,128	GBP	867,000	12/17/2014	—	(11,663)
	USD	262,979	ILS	939,256	12/17/2014	—	(15,771)
	USD	468,000	JPY	49,242,726	12/17/2014	—	(29,408)
	USD	464,358	NZD	566,000	12/17/2014	—	(24,997)
	USD	653,610	PLN	2,102,991	12/17/2014	—	(30,623)
	USD	1,181,000	ZAR	13,064,990	12/17/2014	—	(5,034)
	ZAR	2,702,939	USD	235,000	12/17/2014	—	(8,289)

						230,125	(155,043)

BNP Paribas SA	AUD	2,335,202	USD	2,083,857	12/17/2014	35,034	—
	EUR	1,104,000	GBP	880,382	12/17/2014	24,005	—
	GBP	572,000	USD	930,212	12/17/2014	15,497	—
	JPY	102,900,298	USD	946,000	12/17/2014	29,495	—
	KRW	145,489,536	USD	136,927	11/14/2014	1,090	—
	PLN	1,521,340	EUR	363,000	12/17/2014	4,339	—
	TRY	1,014,093	USD	458,016	12/17/2014	6,251	—
	USD	473,000	RUB	19,521,183	11/24/2014	—	(21,585)
	USD	926,277	AUD	1,025,000	12/17/2014	—	(26,978)
	USD	2,796,098	EUR	2,210,000	12/17/2014	—	(25,872)
	USD	486,935	GBP	293,112	12/17/2014	—	(18,205)
	USD	697,000	ILS	2,532,110	12/17/2014	—	(30,561)
	USD	652,671	PLN	2,120,070	12/17/2014	—	(24,624)

						115,711	(147,825)

Citibank N.A. London	AUD	534,500	USD	466,846	12/17/2014	—	(2,106)
	BRL	6,784,006	USD	2,655,188	1/23/2015	—	(20,895)
	CAD	771,637	USD	697,500	12/17/2014	13,591	—
	CHF	870,927	EUR	722,000	12/17/2014	—	(517)
	CHF	1,390,962	USD	1,487,528	12/17/2014	41,284	—
	EUR	360,000	CHF	435,298	12/17/2014	1,339	—
	EUR	719,000	GBP	563,926	12/17/2014	540	—
	EUR	2,193,000	NOK	18,069,750	12/17/2014	—	(73,839)
	GBP	285,112	EUR	361,000	12/17/2014	—	(3,426)
	JPY	100,608,216	USD	940,000	12/17/2014	43,910	—
	KRW	499,487,054	USD	473,000	12/3/2014	8,565	—
	NZD	904,076	USD	742,301	12/17/2014	40,507	—
	RUB	19,060,428	USD	471,000	11/10/2014	28,474	—
	SGD	951,615	USD	758,425	12/17/2014	17,826	—
	TRY	1,051,685	USD	468,000	12/17/2014	—	(511)
	USD	928,000	MYR	3,046,151	11/3/2014	—	(1,907)
	USD	57,050,187	JPY	6,230,753,279	11/7/2014	—	(1,578,592)
	USD	470,000	MYR	1,528,182	11/14/2014	—	(6,774)
	USD	2,331,799	AUD	2,640,211	12/17/2014	—	(15,373)
	USD	700,000	CHF	671,132	12/17/2014	—	(2,195)
	USD	474,753	GBP	297,000	12/17/2014	195	—
	USD	423,000	ILS	1,518,332	12/17/2014	—	(23,383)
	USD	4,915,500	JPY	531,266,074	12/17/2014	—	(183,656)
	USD	941,847	MXN	12,547,754	12/17/2014	—	(12,459)
	USD	460,563	NZD	572,000	12/17/2014	—	(16,545)

						196,231	(1,942,178)

Credit Suisse International	CAD	4,643,595	USD	4,219,839	11/6/2014	100,010	—
	CHF	1,340,257	EUR	1,111,000	12/17/2014	—	(890)
	CHF	1,499,562	USD	1,604,719	12/17/2014	45,559	—
	CLP	136,353,720	USD	236,000	11/20/2014	—	(600)
	RUB	19,142,865	USD	470,000	11/14/2014	26,068	—
	RUB	20,104,027	USD	471,500	11/24/2014	6,607	—
	USD	235,000	KRW	252,789,500	11/6/2014	1,430	—
	USD	467,000	CLP	279,109,555	11/10/2014	17,774	—
	USD	578,253	DKK	3,343,165	11/10/2014	—	(15,364)
	USD	470,000	RUB	18,850,760	11/10/2014	—	(32,342)
	USD	472,000	RUB	19,476,608	11/14/2014	—	(20,328)
	USD	237,000	CLP	140,725,860	11/20/2014	7,186	—
	USD	472,000	CLP	276,655,222	11/28/2014	7,681	—

						212,315	(69,524)

Deutsche Bank AG London	AUD	1,070,799	USD	938,334	12/17/2014	—	(1,147)
	CNH	11,495,006	USD	1,856,000	12/17/2014	—	(12,987)
	EUR	187,000	PLN	793,052	12/17/2014	529	—
	EUR	4,821,500	USD	6,101,102	12/17/2014	57,372	—
	JPY	50,882,832	USD	468,000	12/17/2014	14,800	—
	KRW	248,684,162	USD	235,588	11/20/2014	3,704	—
	MXN	12,417,808	USD	932,000	12/17/2014	12,237	—
	MYR	3,046,151	USD	931,402	11/3/2014	5,309	—
	MYR	1,563,096	USD	474,000	11/20/2014	1,030	—
	NZD	2,337,000	USD	1,846,370	12/17/2014	32,263	—
	RUB	20,380,663	USD	546,545	11/17/2014	74,313	—
	SEK	6,327,872	USD	893,351	12/17/2014	36,319	—
	USD	464,000	IDR	5,715,760,800	11/3/2014	8,963	—
	USD	1,079,476	SEK	7,689,941	11/6/2014	—	(38,060)
	USD	118,400	RUB	4,737,771	11/17/2014	—	(8,623)
	USD	930,208	MYR	3,046,151	11/20/2014	—	(8,486)
	USD	279,510	INR	17,209,414	12/1/2014	—	(168)
	USD	922,763	AUD	1,020,000	12/17/2014	—	(27,852)
	USD	1,881,000	CNH	11,590,346	12/17/2014	3,489	—
	USD	4,692,419	EUR	3,666,000	12/17/2014	—	(97,104)
	USD	466,000	HUF	114,543,732	12/17/2014	—	(631)
	USD	934,000	MXN	12,535,915	12/17/2014	—	(5,490)
	USD	188,000	PLN	603,127	12/17/2014	—	(9,330)
	USD	235,000	ZAR	2,589,988	12/17/2014	—	(1,878)

						250,328	(211,756)

HSBC Bank PLC	BRL	1,115,296	USD	447,264	11/7/2014	—	(2,417)
	CNH	11,528,581	USD	1,856,000	12/17/2014	—	(18,447)
	EUR	737,000	SEK	6,724,911	12/17/2014	—	(13,021)
	GBP	1,734,000	USD	2,817,048	12/17/2014	44,118	—
	JPY	49,760,056	USD	464,000	12/17/2014	20,801	—
	KRW	988,589,120	USD	928,000	11/6/2014	3,389	—
	NOK	1,552,467	EUR	185,000	12/17/2014	2,067	—
	NZD	904,076	USD	744,952	12/17/2014	43,159	—
	SGD	1,976,052	USD	1,567,991	12/17/2014	30,119	—
	TRY	1,080,277	USD	488,681	12/17/2014	7,432	—
	USD	185,840	BRL	453,171	11/7/2014	—	(3,124)
	USD	1,405,135	EUR	1,099,000	12/17/2014	—	(27,543)
	USD	465,792	GBP	290,000	12/17/2014	—	(2,038)
	USD	1,399,211	MXN	18,720,935	12/17/2014	—	(12,589)
	USD	930,000	SGD	1,176,599	12/17/2014	—	(14,306)

						151,085	(93,485)

JPMorgan Chase Bank N.A. London	EUR	16,634,453	USD	21,143,887	12/9/2014	293,752	—
	EUR	1,360,000	SEK	12,450,256	12/17/2014	—	(18,522)
	EUR	1,858,000	USD	2,346,829	12/17/2014	17,834	—
	GBP	580,558	EUR	724,000	12/17/2014	—	(20,869)
	JPY	376,682,867	USD	3,510,301	12/17/2014	155,288	—
	MXN	57,374,994	USD	4,283,800	12/17/2014	34,147	—
	NOK	15,209,621	EUR	1,832,000	12/17/2014	44,746	—
	RUB	19,956,436	USD	531,534	11/17/2014	69,131	—
	SEK	6,846,471	EUR	742,000	12/17/2014	2,825	—
	TRY	2,091,384	USD	937,000	12/17/2014	5,317	—
	USD	1,520,017	JPY	164,793,430	11/7/2014	—	(52,883)
	USD	165,955	RUB	6,367,694	11/17/2014	—	(18,412)
	USD	418,544	EUR	332,270	12/9/2014	—	(2,066)
	USD	1,407,000	CAD	1,570,483	12/17/2014	—	(15,067)
	USD	1,858,000	JPY	198,837,214	12/17/2014	—	(87,011)
	USD	927,000	MXN	12,548,763	12/17/2014	2,462	—
	USD	937,000	SEK	6,643,143	12/17/2014	—	(37,269)
	USD	936,000	TRY	2,136,231	12/17/2014	15,662	—

						641,164	(252,099)

Morgan Stanley & Co. International PLC	AUD	701,981	USD	632,204	12/17/2014	16,311	—
	BRL	587,007	USD	235,000	11/7/2014	—	(1,678)
	BRL	598,437	USD	235,000	11/28/2014	—	(4,733)
	BRL	572,246	USD	236,000	12/3/2014	7,109	—
	CHF	868,684	EUR	720,000	12/17/2014	—	(692)
	EUR	1,418,000	USD	1,795,181	12/17/2014	17,724	—
	HUF	57,761,340	EUR	182,000	12/17/2014	—	(6,537)
	ILS	2,986,505	USD	861,369	12/17/2014	75,335	—
	MXN	6,376,838	USD	470,000	12/17/2014	—	(2,320)
	TRY	1,566,396	USD	697,541	12/17/2014	—	(267)
	USD	473,000	BRL	1,165,732	11/7/2014	—	(2,984)
	USD	1,724,665	INR	106,187,624	11/20/2014	1,327	—
	USD	474,000	KRW	504,724,680	11/20/2014	—	(3,372)
	USD	235,000	BRL	579,891	11/28/2014	—	(2,696)
	USD	925,683	AUD	1,024,000	12/17/2014	—	(27,262)
	USD	464,000	CHF	433,341	12/17/2014	—	(13,436)
	USD	5,613,670	EUR	4,406,000	12/17/2014	—	(90,768)
	USD	473,000	TRY	1,069,576	12/17/2014	3,482	—

						121,288	(156,745)

Royal Bank of Canada	AUD	1,058,000	USD	924,565	12/17/2014	—	(3,686)
	CAD	4,705,903	USD	4,210,000	12/17/2014	39,115	—
	EUR	375,000	CAD	533,516	12/17/2014	2,799	—
	JPY	50,683,092	USD	466,000	12/17/2014	14,579	—
	MXN	6,415,097	USD	473,000	12/17/2014	—	(2,154)
	MYR	1,013,141	USD	309,720	11/14/2014	2,615	—
	USD	197,874	BRL	493,399	11/7/2014	1,062	—
	USD	6,626,787	GBP	4,108,356	11/28/2014	—	(55,929)
	USD	3,507,086	CAD	3,891,448	12/17/2014	—	(58,060)
	USD	937,322	EUR	728,000	12/17/2014	—	(24,777)
	USD	928,457	GBP	564,000	12/17/2014	—	(26,535)
	USD	1,877,000	JPY	199,283,977	12/17/2014	—	(102,030)
	USD	1,902,975	MXN	25,209,317	12/17/2014	—	(35,771)

						60,170	(308,942)

Royal Bank of Scotland PLC	AUD	533,000	USD	465,030	12/17/2014	—	(2,605)
	EUR	359,000	USD	465,205	12/17/2014	15,200	—
	GBP	571,000	USD	929,525	12/17/2014	16,409	—
	INR	29,361,077	USD	474,000	11/20/2014	—	(3,240)
	JPY	48,264,726	USD	442,327	12/17/2014	12,446	—
	TRY	5,390,229	USD	2,334,000	12/17/2014	—	(67,274)
	USD	461,987	NZD	572,000	12/17/2014	—	(17,969)
	USD	3,958,501	TRY	8,985,847	12/17/2014	44,572	—

						88,627	(91,088)

Standard Chartered Bank	AUD	2,139,068	USD	1,932,982	12/17/2014	56,240	—
	CNH	11,509,537	USD	1,857,000	12/17/2014	—	(14,350)
	EUR	371,000	AUD	539,493	12/17/2014	8,285	—
	EUR	358,000	USD	464,806	12/17/2014	16,054	—
	JPY	153,556,889	USD	1,405,000	12/17/2014	37,310	—
	PHP	10,512,490	USD	235,000	11/10/2014	901	—
	TRY	988,556	USD	447,554	12/17/2014	7,165	—
	USD	232,078	PHP	10,398,008	11/10/2014	—	(529)
	USD	1,879,000	CNH	11,620,657	12/17/2014	10,417	—
	USD	2,108,000	JPY	223,045,372	12/17/2014	—	(121,394)
	USD	1,488,287	MXN	19,671,263	12/17/2014	—	(31,275)
	USD	617,359	PLN	1,988,575	12/17/2014	—	(28,266)
	USD	464,000	TRY	1,057,289	12/17/2014	7,008	—
	USD	236,000	ZAR	2,586,112	12/17/2014	—	(3,227)

						143,380	(199,041)

State Street Bank London	CHF	1,401,121	USD	1,500,957	12/17/2014	44,151	—
	EUR	1,706,556	USD	2,184,489	12/17/2014	45,328	—
	GBP	285,815	EUR	360,000	12/17/2014	—	(5,803)
	JPY	149,276,490	USD	1,394,000	12/17/2014	64,435	—
	MXN	12,687,669	USD	938,000	12/17/2014	—	(1,751)
	NZD	1,567,620	USD	1,272,310	12/17/2014	55,437	—
	SEK	5,843,422	USD	821,790	12/17/2014	30,372	—
	USD	1,384,515	AUD	1,584,000	12/17/2014	5,230	—
	USD	3,720,200	EUR	2,931,000	12/17/2014	—	(46,204)
	USD	1,408,977	GBP	866,000	12/17/2014	—	(24,112)
	USD	2,101,500	JPY	227,415,670	12/17/2014	—	(75,970)
	USD	467,000	MXN	6,290,023	12/17/2014	—	(1,110)

						244,953	(154,950)

UBS AG London	BRL	593,988	USD	235,000	11/7/2014	—	(4,493)
	BRL	241,507	USD	100,423	11/10/2014	3,139	—
	BRL	1,785,782	USD	707,000	11/28/2014	—	(8,383)
	EUR	741,000	CHF	898,300	12/17/2014	5,162	—
	EUR	1,260,000	USD	1,597,373	12/17/2014	17,968	—
	HUF	179,363,576	USD	746,120	12/17/2014	17,402	—
	KRW	715,584,987	USD	676,715	11/20/2014	9,471	—
	PHP	20,456,622	USD	456,901	11/10/2014	1,361	—
	USD	677,124	KRW	715,584,987	11/6/2014	—	(7,850)
	USD	100,423	BRL	243,335	11/10/2014	—	(2,402)
	USD	238,693	PHP	10,707,774	11/10/2014	—	(246)
	USD	808,975	RUB	29,996,220	11/17/2014	—	(113,944)
	USD	280,681	INR	17,232,379	11/20/2014	—	(582)
	USD	523,588	GBP	327,024	11/28/2014	—	(550)
	USD	715,944	EUR	570,360	12/9/2014	—	(1,038)
	USD	464,000	CHF	432,962	12/17/2014	—	(13,831)
	USD	921,153	NZD	1,193,000	12/17/2014	4,919	—
	USD	653,419	PLN	2,127,596	12/17/2014	—	(23,143)
	USD	235,000	ZAR	2,605,266	12/17/2014	—	(503)

						59,422	(176,965)

Westpac Banking Corp.	AUD	6,305,056	USD	5,582,412	12/17/2014	50,581	—
	EUR	741,000	AUD	1,081,882	12/17/2014	20,364	—
	EUR	1,413,962	USD	1,829,231	12/17/2014	56,836	—
	JPY	51,564,735	AUD	536,000	12/17/2014	10,994	—
	JPY	102,079,726	USD	938,000	12/17/2014	28,803	—
	KRW	477,971,987	USD	447,967	11/6/2014	928	—
	KRW	339,651,650	USD	319,690	11/14/2014	2,571	—
	NZD	601,000	CAD	525,518	12/17/2014	—	(758)
	NZD	2,032,000	USD	1,632,368	12/17/2014	55,019	—
	SGD	1,196,700	USD	955,743	12/17/2014	24,405	—
	USD	2,142,861	AUD	2,448,083	11/13/2014	10,106	—
	USD	8,270,732	AUD	9,403,500	12/17/2014	—	(20,437)
	USD	473,116	EUR	372,000	12/17/2014	—	(6,816)
	USD	2,202,799	NZD	2,723,040	12/17/2014	—	(89,026)

						260,607	(117,037)

Net Unrealized Appreciation/(Depreciation)						$3,273,962	$(4,187,227)

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

CNH — Yuan Renminbi Offshore

COP — Colombian Peso

DKK — Denmark Krone

EUR — Euro Currency

GBP — Pound Sterling

HUF — Hungarian Forint

IDR — Indonesian Rupiah

ILS — Israeli Shekel

INR — Indian Rupee

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PHP — Philippine Peso

PLN — Polish Zloty

RUB — New Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

TRY — Turkish Lira

USD — United States Dollar

ZAR — South African Rand

Over the Counter Interest Rate Swap Contracts@

				Rates Exchanged
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
Banque Nationale de Paris	BRL	27,060	1/2/2017	1 month LIBOR	12.110%	$—	$7,015
Citibank, N.A.	KRW	1,795,920	10/14/2017	2.240%	3 month KWCDC	—	6,203
Morgan Stanley & Co. International PLC	KRW	1,647,210	10/14/2017	2.245%	3 month KWCDC	—	5,910
	KRW	1,647,210	10/14/2017	2.250%	3 month KWCDC	—	6,131

							$25,259

				Rates Exchanged
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
Bank of America, N.A.	KRW	2,071,870	11/27/2023	3 month KSDA	3.450%	$—	$(162,730)
Citibank, N.A.	MYR	4,810	11/21/2018	3 month KLIBOR	3.960%	—	(4,805)
	KRW	483,870	12/23/2023	3 month KSDA	3.465%	—	(38,696)
	KRW	360,320	1/7/2024	3 month KSDA	3.472%	—	(29,038)
	KRW	281,090	1/10/2024	3 month KSDA	3.475%	—	(22,750)
Credit Suisse International	BRL	1,440	1/4/2021	11.040%	less than 1 month BZDIOVRA	—	(11,239)
Deutsche Bank AG	MYR	2,320	3/12/2019	3 month KLIBOR	4.027%	—	(3,886)
	KRW	2,627,290	11/22/2023	3 month LIBOR	3.473%	—	(210,731)
	KRW	287,310	1/8/2024	3 month KSDA	3.470%	—	(23,133)
JPMorgan Chase Bank, N.A.	MYR	3,160	12/11/2018	3 month KLIBOR	3.972%	—	(3,451)
	KRW	230,950	12/23/2023	3 month KSDA	3.470%	—	(18,559)
	KRW	575,970	1/7/2024	3 month KSDA	3.471%	—	(46,374)
	KRW	135,640	1/13/2024	3 month KSDA	3.465%	—	(10,884)
Morgan Stanley & Co. International PLC	KRW	269,490	1/9/2024	3 month KSDA	3.455%	—	(21,392)

							$(607,668)

Total						$—	$(582,409)

Centrally Cleared Interest Rate Swap Contracts@

			Rates Exchanged
	Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
USD	3,600	8/29/2019	3 month LIBOR	3.560%	$7	$120,275
USD	3,600	8/29/2019	3 month LIBOR	3.520%	7	116,139
EUR	5,890	12/17/2019	6 month EURIBOR	1.000%	181,083	18,056
JPY	907,840	12/17/2019	6 month JYOR	0.250%	(10,796)	13,893
NZD	12,910	12/17/2019	3 month NDBB	4.500%	(27,233)	173,246
USD	5,690	12/17/2019	3 month LIBOR	2.250%	41,507	76,320
GBP	1,150	2/5/2021	6 month LIBOR	2.840%	4,570	47,469
USD	19,100	8/4/2021	3 month LIBOR	3.025%	99,273	232,013
GBP	4,100	9/12/2021	6 month LIBOR	2.680%	(53,280)	136,426
JPY	940,380	12/17/2021	6 month JYOR	0.500%	59,838	15,470
JPY	1,348,110	2/12/2022	6 month JYOR	1.080%	3,094	155,659
CAD	13,385	12/19/2023	3 month CDOR	4.000%	468,748	27,406
GBP	3,720	12/19/2023	6 month LIBOR	3.750%	(289,345)	37,754
JPY	922,880	12/19/2023	6 month JYOR	1.250%	177,643	8,955
USD	11,580	12/19/2023	3 month LIBOR	4.500%	626,947	32,935
AUD	9,180	9/17/2024	6 month BBSW	4.500%	(16,750)	63,446
AUD	3,250	12/17/2024	6 month BBSW	4.500%	120,363	63,201
JPY	2,422,720	12/17/2024	6 month JYOR	0.750%	265,639	49,171
NZD	8,420	12/17/2024	3 month NDBB	5.000%	139,783	172,234
GBP	6,200	12/18/2024	6 month LIBOR	3.250%	50,431	93,513
JPY	811,000	5/9/2027	6 month JYOR	1.880%	(146,538)	310,618
USD	2,260	12/17/2044	3 month LIBOR	3.500%	188,066	14,370

						$1,978,569

			Rates Exchanged
	Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
USD	12,800	8/4/2017	3 month LIBOR	2.195%	$(12,978)	$(37,626)
GBP	4,040	9/12/2017	6 month LIBOR	2.250%	8,909	(31,422)
USD	22,200	12/17/2017	3 month LIBOR	1.500%	(13,794)	(171,971)
JPY	957,670	2/12/2019	6 month JYOR	0.420%	(2,001)	(48,775)
AUD	9,300	12/17/2019	6 month BBSW	3.750%	(101,279)	(102,309)
GBP	1,750	12/17/2019	6 month LIBOR	2.250%	(20,637)	(35,820)
SEK	37,380	12/17/2019	3 month STIBOR	1.250%	(45,952)	(68,151)
USD	1,800	8/27/2021	3 month LIBOR	3.095%	9	(115,694)
USD	1,800	8/27/2021	3 month LIBOR	3.133%	9	(120,071)
USD	66,500	12/17/2021	3 month LIBOR	2.500%	(218,979)	(1,159,246)
EUR	9,075	12/19/2023	6 month LIBOR	3.250%	(968,373)	(7,231)
SEK	17,000	12/19/2023	3 month STIBOR	3.500%	(149,809)	(3,695)
GBP	5,720	9/17/2024	6 month LIBOR	3.250%	(50,626)	(94,091)
CAD	1,360	12/17/2024	3.000%	3 month CDOR	55,872	(4,997)
EUR	4,870	12/17/2024	6 month EURIBOR	2.000%	(537,160)	(5,765)
GBP	7,100	12/17/2024	6 month LIBOR	3.000%	(609,875)	(72,732)
SEK	12,510	12/17/2024	3 month STIBOR	1.750%	930	(39,024)
USD	6,700	12/17/2024	3 month LIBOR	3.000%	(113,273)	(179,675)
EUR	8,100	12/18/2024	6 month EURIBOR	2.000%	15,496	(137,616)
NOK	69,875	12/18/2024	6 month LIBOR	3.500%	(125,320)	(93,202)
JPY	1,069,930	2/14/2025	6 month JYOR	1.720%	886	(149,921)
JPY	1,322,000	5/9/2025	6 month JYOR	1.650%	160,155	(305,608)
USD	10,300	8/4/2026	3 month LIBOR	3.409%	(101,844)	(247,124)
GBP	2,230	9/12/2026	6 month LIBOR	2.980%	34,702	(115,437)
USD	8,720	12/17/2029	3 month LIBOR	3.250%	(288,871)	(189,536)
USD	1,860	12/17/2034	3 month LIBOR	3.500%	(73,256)	(84,628)
GBP	640	2/5/2036	6 month LIBOR	3.500%	7,639	(110,921)
EUR	790	12/17/2044	2.500%	6 month EURIBOR	181,401	(15,878)
GBP	1,200	12/17/2044	6 month LIBOR	3.250%	(198,803)	(1,005)

						$(3,749,171)

Total					$(1,283,765)	$(1,770,602)

BBSW—Bank Bill Swap Reference Rate

BZDIOVRA—Brazil Interbank Deposit Rate

CDOR—Canadian Dollar Offered Rate

EURIBOR—Euro Interbank Offered Rate

JYOR—Japanese Yen Offered Rate

KLIBOR—Kuala Lumpur Interbank Offered Rate

KSDA—Korea Securities Dealers Association Benchmark Yields

KWCDC—South Korean Won 3 Month Certificate of Deposit Rates

LIBOR—London Interbank Offered Rate

NDBB—New Zealand Dollar Bank Bill

STIBOR—Stockholm Interbank Offered Rate

Over the Counter Credit Default Swaps on Credit Indicies — Sell Protection@ (1)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Counterparty	Implied Credit Spread at October 31, 2014 (2)	Notional Amount (3)	Value at October 31, 2014 (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index	1.000%	6/20/2016	Bank of America, N.A.	0.1673%	$2,100,000	$28,825	$980	$27,845
CDX North American Investment Grade Index	1.000%	6/20/2016	Morgan Stanley & Co. International PLC	0.1673%	1,100,000	15,099	491	14,608

Total						$43,924	$1,471	$42,453

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection@ (1)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Implied Credit Spread at October 31, 2014 (2)	Notional Amount (3)	Value at October 31, 2014 (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index	5.000%	12/20/2019	3.4287%	$7,500,000	$524,928	$448,425	$76,503
CDX North American Investment Grade Index	1.000%	12/20/2019	0.6400%	1,000,000	17,640	12,221	5,419
iTraxx Europe Index	1.000%	12/20/2019	0.6513%	1,000,000	21,951	16,460	5,491
iTraxx Europe Senior Financial Index	1.000%	12/20/2019	0.6738%	10,950,000	224,649	226,973	(2,324)

Total					$789,168	$704,079	$85,089

@     Illiquid security. At October 31, 2014, the aggregate value of these securities was ($2,225,469) representing (0.5%) of net assets.

(1)    If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)    Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)    The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)    The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Industry Allocation*

Sovereign	45.2%
United States Treasury Notes	21.7
Diversified Financial Services	9.2
Federal National Mtg. Assoc.	4.1
Federal Home Loan Mtg. Corp.	3.4
Banks-Commercial	2.6
Sovereign Agency	1.9
Registered Investment Companies	1.2
Telephone-Integrated	1.1
Real Estate Investment Trusts	0.9
Oil Companies-Integrated	0.7
Multimedia	0.6
Cable/Satellite TV	0.6
Computers	0.5
SupraNational Banks	0.4
Insurance-Mutual	0.4
Medical-Drugs	0.3
Tobacco	0.3
Electric-Integrated	0.3
Finance-Auto Loans	0.3
Diversified Banking Institutions	0.3
United States Treasury Bonds	0.3
Federal Farm Credit Bank	0.3
Pipelines	0.3
Banks-Special Purpose	0.2
Telecom Services	0.2
Machinery-Construction & Mining	0.2
Machinery-Farming	0.2
Cellular Telecom	0.2
Satellite Telecom	0.2
Medical-Hospitals	0.1
Paper & Related Products	0.1
Finance-Consumer Loans	0.1
Engineering/R&D Services	0.1
Chemicals-Specialty	0.1
Finance-Commercial	0.1
Auto-Cars/Light Trucks	0.1
Oil Companies-Exploration & Production	0.1
Steel-Specialty	0.1
Beverages-Wine/Spirits	0.1
Retail-Drug Store	0.1
Banks-Money Center	0.1
Food-Wholesale/Distribution	0.1

99.4%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2014 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$43,205,565	$—	$43,205,565
Corporate Bonds & Notes:
United States	—	29,396,287	—	29,396,287
Other Countries*	—	33,686,740	—	33,686,740
Foreign Government Obligations:
France	—	29,748,280	—	29,748,280
Italy	—	43,214,002	—	43,214,002
Japan	—	41,073,049	—	41,073,049
United Kingdom	—	24,622,989	—	24,622,989
Other Countries*	—	74,320,284	—	74,320,284
U.S. Government Agencies:
United States	—	36,236,804	—	36,236,804
U.S. Government Treasuries:
United States	—	102,444,851	—	102,444,851
Short-Term Investment Securities:
Registered Investment Companies	5,681,864	—	—	5,681,864
Other Financial Instruments:@
Open Futures Contracts-Appreciation	643,794	—	—	643,794
Open Forward Foreign Currency Contracts-Appreciation	—	3,273,962	—	3,273,962
Over the Counter Interest Rate Swap Contracts-Appreciation	—	25,259	—	25,259
Centrally Cleared Interest Rate Swap Contracts-Appreciation	—	1,978,569	—	1,978,569
Over the Counter Credit Default Swaps on Credit Indices - Sell Protection-Appreciation	—	42,453	—	42,453
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection-Appreciation	—	87,413	—	87,413

Total	$6,325,658	$463,356,507	$—	$469,682,165

LIABILITIES:
Other Financial Instruments:@
Open Futures Contracts-Depreciation	384,150	—	—	384,150
Open Forward Foreign Currency Contracts-Depreciation	—	4,187,227	—	4,187,227
Over the Counter Interest Rate Swap Contracts-Depreciation	—	607,668	—	607,668
Centrally Cleared Interest Rate Swap Contracts-Depreciation	—	3,749,171	—	3,749,171
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection-Depreciation	—	2,324	—	2,324

Total	$384,150	$8,546,390	$—	$8,930,540

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no materials transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

U.S. CORPORATE BONDS & NOTES — 77.5%
Advertising Sales — 0.5%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Company Guar. Notes 5.88% due 03/15/2025*	$718,000	$753,900
Lamar Media Corp. Company Guar. Notes 5.38% due 01/15/2024	1,390,000	1,438,650

		2,192,550

Advertising Services — 0.4%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	2,327,000	2,047,760

Aerospace/Defense-Equipment — 0.3%
Alliant Techsystems, Inc. Company Guar. Notes 5.25% due 10/01/2021*	1,504,000	1,530,320

Airlines — 1.2%
Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	2,100,000	2,147,250
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016	193,500	194,951
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/2017	158,540	167,260
United Airlines Pass Through Trust Pass Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	1,900,000	1,843,000
United Airlines Pass Through Trust Pass Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	1,361,000	1,374,610

		5,727,071

Alternative Waste Technology — 0.5%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	2,487,000	2,605,133

Apparel Manufacturers — 0.2%
Quiksilver, Inc./QS Wholesale, Inc. Company Guar. Notes 10.00% due 08/01/2020	1,868,000	1,092,780

Auto-Cars/Light Trucks — 0.3%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	1,202,000	1,343,235

Auto-Heavy Duty Trucks — 0.8%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	2,170,000	2,365,300
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2022	1,675,000	1,708,500

		4,073,800

Auto/Truck Parts & Equipment-Original — 0.9%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	2,415,000	2,445,187
MPG Holdco I, Inc. Company Guar. Notes 7.38% due 10/15/2022*	1,753,000	1,840,650

		4,285,837

Building & Construction-Misc. — 0.5%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	2,412,000	2,363,760

Building Products-Cement — 1.5%
Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*	2,225,000	2,268,832
Headwaters, Inc. Company Guar. Notes 7.25% due 01/15/2019	1,371,000	1,405,275
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	3,293,000	3,441,185

		7,115,292

Building-Residential/Commercial — 0.4%
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	1,975,000	2,142,875

Cable/Satellite TV — 1.8%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	2,110,000	2,226,050
CCOH Safari LLC Company Guar. Notes 5.50% due 12/01/2022	2,390,000	2,413,900
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 6.38% due 09/15/2020*	2,200,000	2,293,500
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	1,599,000	1,593,004

		8,526,454

Casino Hotels — 2.3%
Caesars Entertainment Operating Co., Inc. Company Guar. Notes 10.75% due 02/01/2016	1,130,000	203,400
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020*	1,938,000	1,879,860

Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021*	1,713,000	1,590,949
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022*	2,068,000	1,923,240
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	2,412,000	2,568,780
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	2,750,000	2,708,750

		10,874,979

Cellular Telecom — 1.8%
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	3,231,000	3,424,860
Sprint Nextel Corp. Senior Notes 6.00% due 11/15/2022	1,750,000	1,745,625
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	1,000,000	1,027,500
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	2,600,000	2,723,500

		8,921,485

Chemicals-Diversified — 0.7%
Eco Services Operations LLC/Eco Finance Corp. Senior Notes 8.50% due 11/01/2022*	1,353,000	1,393,590
Olin Corp. Senior Notes 5.50% due 08/15/2022	1,725,000	1,781,063

		3,174,653

Chemicals-Plastics — 0.3%
PolyOne Corp. Senior Notes 5.25% due 03/15/2023	1,223,000	1,226,058

Chemicals-Specialty — 1.1%
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	2,425,000	2,418,938
W.R. Grace & Co. Company Guar. Notes 5.13% due 10/01/2021*	1,581,000	1,647,212
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*	1,131,000	1,191,791

		5,257,941

Closed-End Funds — 0.5%
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Senior Notes 5.00% due 08/01/2021*	2,646,000	2,632,770

Coal — 1.5%
CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	1,246,000	1,289,610
Murray Energy Corp. Senior Sec. Notes 8.63% due 06/15/2021*	2,598,000	2,682,435
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	1,047,000	997,267
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	2,095,000	2,189,275

		7,158,587

Commercial Services-Finance — 0.9%
Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*	1,330,000	1,366,575
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	3,179,000	3,218,737
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	1,000	1,073

		4,586,385

Computer Services — 1.5%
Compiler Finance Sub, Inc. Senior Notes 7.00% due 05/01/2021*	1,834,000	1,678,110
IHS, Inc. Company Guar. Notes 5.00% due 11/01/2022*	3,800,000	3,857,000
Sungard Availability Services Capital, Inc. Company Guar. Notes 8.75% due 04/01/2022*	2,400,000	1,764,000

		7,299,110

Consulting Services — 0.6%
FTI Consulting, Inc. Company Guar. Notes 6.00% due 11/15/2022	1,400,000	1,433,250
FTI Consulting, Inc. Company Guar. Notes 6.75% due 10/01/2020	1,530,000	1,614,150

		3,047,400

Consumer Products-Misc. — 0.4%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	1,788,000	1,859,520

Containers-Metal/Glass — 1.1%
Ball Corp. Company Guar. Notes 5.00% due 03/15/2022	1,151,000	1,205,672
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	3,891,000	4,299,555

		5,505,227

Containers-Paper/Plastic — 1.2%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	3,343,000	3,142,420
Graphic Packaging International, Inc. Company Guar. Notes 4.88% due 11/15/2022	1,220,000	1,226,100
PaperWorks Industries, Inc. Senior Sec. Notes 9.50% due 08/15/2019*	1,428,000	1,460,130

		5,828,650

Cosmetics & Toiletries — 0.4%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	2,000,000	1,850,000

Distribution/Wholesale — 0.4%
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	910,000	971,425
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023	928,000	896,819

		1,868,244

E-Commerce/Services — 0.6%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021	2,839,000	2,952,560

Electric-Generation — 0.6%
AES Corp. Senior Notes 5.50% due 03/15/2024	2,391,000	2,444,797
AES Corp. Senior Notes 8.00% due 10/15/2017	152,000	172,520
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs. 9.24% due 07/02/2017	455,426	482,752

		3,100,069

Electric-Integrated — 0.1%
Mirant Mid Atlantic LLC Pass Through Trust Pass Through Certs. 9.13% due 06/30/2017	259,392	278,846

Electronic Components-Semiconductors — 0.5%
Amkor Technology, Inc. Senior Notes 6.63% due 06/01/2021	2,226,000	2,253,825

Enterprise Software/Service — 0.8%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	2,163,000	2,071,072
Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/2019	1,826,000	1,942,408

		4,013,480

Finance-Auto Loans — 0.7%
Ally Financial, Inc. Company Guar. Notes 3.50% due 01/27/2019	972,000	979,290
Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024	1,180,000	1,227,200
General Motors Acceptance Corp. Senior Notes 8.00% due 11/01/2031	881,000	1,122,174

		3,328,664

Finance-Commercial — 0.5%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 6.88% due 04/15/2022*	1,980,000	1,915,650
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	677,000	673,615

		2,589,265

Finance-Consumer Loans — 0.7%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021*	3,183,000	3,238,703

Finance-Leasing Companies — 0.8%
Air Lease Corp. Senior Notes 4.75% due 03/01/2020	2,500,000	2,668,750
Air Lease Corp. Senior Notes 5.63% due 04/01/2017	925,000	996,687

		3,665,437

Finance-Other Services — 0.4%
Cogent Communications Finance, Inc. Company Guar. Notes 5.63% due 04/15/2021*	1,882,000	1,839,655

Firearms & Ammunition — 0.2%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	900,000	857,250

Food-Dairy Products — 0.2%
WhiteWave Foods Co. Company Guar. Notes 5.38% due 10/01/2022	848,000	892,520

Food-Meat Products — 1.0%
Darling Ingredients, Inc. Company Guar. Notes 5.38% due 01/15/2022	2,079,000	2,084,197
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 5.88% due 07/15/2024*	767,000	770,835
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	1,808,000	1,925,520

		4,780,552

Food-Retail — 0.5%
Albertson’s Holdings LLC/Saturn Acquisition Merger Sub, Inc. Senior Sec. Notes 7.75% due 10/15/2022*	2,316,000	2,281,260

Food-Wholesale/Distribution — 0.3%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	1,504,000	1,504,000

Gambling (Non-Hotel) — 0.0%
Waterford Gaming LLC/Waterford Gaming Financial Corp. Senior Notes 8.63% due 09/15/2014†*(1)(2)(3)	682,555	138,013

Independent Power Producers — 1.5%
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	1,234,000	1,329,635
Calpine Corp. Senior Sec. Notes 7.88% due 01/15/2023*	932,000	1,032,190
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	1,414,000	1,474,095
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	1,289,000	1,347,005
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	1,635,000	1,835,287

		7,018,212

Insurance Brokers — 0.6%
USI, Inc. Senior Notes 7.75% due 01/15/2021*	2,750,000	2,784,375

Insurance-Life/Health — 0.3%
American Equity Investment Life Holding Co. Senior Notes 6.63% due 07/15/2021	1,600,000	1,688,000

Investment Management/Advisor Services — 0.3%
National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*	1,268,000	1,347,250

Medical Products — 0.5%
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	2,728,000	2,544,133

Medical-Drugs — 0.7%
Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*	3,396,000	3,412,980

Medical-HMO — 0.5%
Centene Corp. Senior Notes 4.75% due 05/15/2022	2,240,000	2,265,200

Medical-Hospitals — 4.2%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	4,017,000	4,202,786
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	1,100,000	1,102,750
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	1,372,000	1,505,770
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	1,701,000	1,828,575
HCA, Inc. Company Guar. Notes 7.19% due 11/15/2015	675,000	707,063
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	3,339,000	3,205,440
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	3,099,000	3,168,727
Tenet Healthcare Corp. Senior Notes 5.00% due 03/01/2019*	1,431,000	1,432,789
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	1,505,000	1,617,875
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031	1,442,000	1,413,160

		20,184,935

Metal-Aluminum — 0.4%
Alcoa, Inc. Senior Notes 5.13% due 10/01/2024	1,801,000	1,901,346

Music — 0.5%
Gibson Brands, Inc. Senior Sec. Notes 8.88% due 08/01/2018*	2,290,000	2,198,400

Office Supplies & Forms — 0.4%
ACCO Brands Corp. Company Guar. Notes 6.75% due 04/30/2020	1,600,000	1,700,000

Oil & Gas Drilling — 0.2%
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	1,000,000	1,000,000

Oil Companies-Exploration & Production — 9.7%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	1,510,000	1,487,350
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021	1,340,000	1,206,000
Berry Petroleum Co. LLC Senior Notes 6.38% due 09/15/2022	980,000	911,400
Berry Petroleum Co. LLC Senior Notes 6.75% due 11/01/2020	1,492,000	1,417,400
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	790,000	770,250
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/2021	1,105,000	1,110,525
Energy XXI Gulf Coast, Inc. Company Guar. Notes 6.88% due 03/15/2024*	1,347,000	1,064,130
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	900,000	949,500
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	3,165,000	3,070,050
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	2,160,000	2,127,600
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	4,787,000	3,994,153
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	3,259,000	3,128,640
Legacy Reserves LP/Legacy Reserves Finance Corp. Company Guar. Notes 6.63% due 12/01/2021*	2,139,000	2,074,830
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	1,940,000	1,879,375
Midstates Petroleum Co., Inc. Company Guar. Notes 9.25% due 06/01/2021	817,000	694,450
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/2020	2,774,000	2,586,755
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	1,595,000	1,491,325
Penn Virginia Corp. Company Guar. Notes 8.50% due 05/01/2020	2,215,000	2,165,162
Rex Energy Corp. Company Guar. Notes 6.25% due 08/01/2022*	1,645,000	1,546,300
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020	312,000	329,160
Rice Energy, Inc. Company Guar. Notes 6.25% due 05/01/2022*	2,700,000	2,610,562
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	2,610,000	2,531,700
Rosetta Resources, Inc. Company Guar. Notes 5.88% due 06/01/2024	1,055,000	1,012,800
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023*	2,231,000	2,125,028
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 02/15/2023	2,035,000	1,811,150
Swift Energy Co. Company Guar. Notes 7.88% due 03/01/2022	779,000	703,048
Talos Production LLC/Talos Production Finance, Inc. Company Guar. Notes 9.75% due 02/15/2018*	1,185,000	1,193,888
Triangle USA Petroleum Corp. Senior Notes 6.75% due 07/15/2022*	1,167,000	1,021,125

		47,013,656

Oil Refining & Marketing — 1.0%
Calumet Specialty Products Partners LP/Calumet Finance Corp. Company Guar. Notes 6.50% due 04/15/2021*	2,240,000	2,172,800
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023	2,636,000	2,761,210

		4,934,010

Oil-Field Services — 0.7%
Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022	1,102,000	1,146,080
Exterran Partners LP/EXLP Finance Corp. Company Guar. Notes 6.00% due 04/01/2021	1,350,000	1,302,750
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 7.25% due 10/01/2020*	975,000	1,031,063

		3,479,893

Paper & Related Products — 0.8%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	1,800,000	1,755,000
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	2,126,000	2,179,150

		3,934,150

Pipelines — 2.9%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	1,830,000	1,990,125
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 6.63% due 10/01/2020	1,250,000	1,325,000
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,425,000	1,638,750
Genesis Energy LP Company Guar. Notes 5.63% due 06/15/2024	1,674,000	1,634,242
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	1,099,000	1,096,252
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	1,125,000	1,164,375
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.75% due 05/15/2024*	1,300,000	1,343,875
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022*	999,000	1,076,423
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	1,860,000	1,901,850
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	614,000	630,885

		13,801,777

Printing-Commercial — 0.5%
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022*	2,750,000	2,640,000

Publishing-Newspapers — 1.2%
Gannett Co., Inc. Company Guar. Notes 5.13% due 07/15/2020	848,000	877,680
Lee Enterprises, Inc. Senior Sec. Notes 9.50% due 03/15/2022*	2,687,000	2,787,762
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	1,910,000	2,158,300

		5,823,742

Publishing-Periodicals — 1.5%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	3,380,000	3,489,850
Time, Inc. Company Guar. Notes 5.75% due 04/15/2022*	3,650,000	3,567,875

		7,057,725

Real Estate Investment Trusts — 1.8%
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.88% due 06/01/2021	2,659,000	2,712,180
Geo Group, Inc. Company Guar. Notes 5.13% due 04/01/2023	2,598,000	2,572,020
iStar Financial, Inc. Senior Notes 5.00% due 07/01/2019	1,224,000	1,217,880
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 5.50% due 02/01/2021	1,915,000	1,986,812

		8,488,892

Real Estate Management/Services — 0.4%
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	1,705,000	1,811,563

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(2)	3,385,000	128

Rental Auto/Equipment — 0.1%
United Rentals North America, Inc. Company Guar. Notes 6.13% due 06/15/2023	538,000	579,023

Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	615,000	696,488

Retail-Appliances — 0.5%
Conn’s, Inc. Senior Notes 7.25% due 07/15/2022*	3,077,000	2,661,605

Retail-Computer Equipment — 0.3%
Gamestop Corp. Company Guar. Notes 5.50% due 10/01/2019*	1,432,000	1,442,740

Retail-Music Store — 0.6%
Guitar Center, Inc. Senior Sec. Notes 6.50% due 04/15/2019*	1,450,000	1,322,219
Guitar Center, Inc. Company Guar. Notes 9.63% due 04/15/2020*	2,196,000	1,611,315

		2,933,534

Retail-Regional Department Stores — 0.8%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	4,230,000	3,680,100

Retail-Restaurants — 1.1%
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	2,167,000	2,315,981
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	3,185,000	3,169,075

		5,485,056

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(2)(3)(4)	750,000	0

Semiconductor Equipment — 0.9%
Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	4,350,000	4,426,125

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	1,441,000	1,549,075

Specified Purpose Acquisitions — 1.0%
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	4,550,000	4,749,062

Steel Pipe & Tube — 0.5%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	2,240,000	2,273,600

Steel-Producers — 1.2%
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	3,581,000	3,652,620
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021*	2,014,000	2,084,490

		5,737,110

Storage/Warehousing — 0.5%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	2,082,000	2,243,355

Telecom Services — 0.7%
Consolidated Communications, Inc. Company Guar. Notes 6.50% due 10/01/2022*	2,034,000	2,054,340
Consolidated Communications, Inc. Company Guar. Notes 10.88% due 06/01/2020	1,375,000	1,567,500

		3,621,840

Telephone-Integrated — 3.1%
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	2,231,000	2,364,860
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	1,025,000	1,099,313
Frontier Communications Corp. Senior Notes 6.88% due 01/15/2025	1,324,000	1,340,550
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	1,105,000	1,254,727
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	1,824,000	2,175,120
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	4,450,000	4,972,875
Windstream Corp. Company Guar. Notes 6.38% due 08/01/2023	1,864,000	1,877,980

		15,085,425

Television — 0.4%
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021	1,941,000	2,023,493

Transport-Equipment & Leasing — 0.5%
Aviation Capital Group Corp. Senior Notes 4.63% due 01/31/2018*	732,000	762,863

Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*	1,646,000	1,658,345

		2,421,208

Transport-Rail — 0.5%
Florida East Coast Holdings Corp. Senior Sec. Notes 6.75% due 05/01/2019*	2,257,000	2,328,953

Transport-Services — 0.3%
Era Group, Inc. Company Guar. Notes 7.75% due 12/15/2022	1,565,000	1,623,688

Travel Services — 0.2%
Sabre GLBL, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	1,074,000	1,154,550

Web Hosting/Design — 0.5%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	2,250,000	2,300,625

Wire & Cable Products — 0.8%
Anixter, Inc. Company Guar. Notes 5.13% due 10/01/2021	1,782,000	1,808,507
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	2,300,000	2,024,000

		3,832,507

X-Ray Equipment — 0.1%
Hologic, Inc. Company Guar. Notes 6.25% due 08/01/2020	667,000	701,184

Total U.S. Corporate Bonds & Notes (cost $381,270,592)		374,432,688

FOREIGN CORPORATE BONDS & NOTES — 13.9%
Airlines — 0.7%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	3,033,000	3,192,233

Cable/Satellite TV — 0.8%
Numericable Group SA Senior Sec. Notes 6.00% due 05/15/2022*	2,104,000	2,151,340
Unitymedia Hessen GmbH & Co. KG Senior Sec. Notes 5.50% due 01/15/2023*	1,454,000	1,515,795

		3,667,135

Casino Hotels — 0.5%
Wynn Macau, Ltd. Senior Notes 5.25% due 10/15/2021*	2,700,000	2,700,000

Cruise Lines — 0.5%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	1,200,000	1,254,000
Royal Caribbean Cruises, Ltd. Senior Notes 7.50% due 10/15/2027	1,000,000	1,145,000

		2,399,000

Diversified Manufacturing Operations — 0.4%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	2,038,000	2,099,140

Diversified Minerals — 0.9%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	4,300,000	4,439,750

Finance-Leasing Companies — 1.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust Company Guar. Notes 3.75% due 05/15/2019*	1,030,000	1,022,275
Aircastle, Ltd. Senior Notes 4.63% due 12/15/2018	441,000	447,615
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	1,565,000	1,666,725
Fly Leasing, Ltd. Senior Notes 6.75% due 12/15/2020	1,190,000	1,225,700
Milestone Aviation Group, Ltd. Senior Notes 8.63% due 12/15/2017*	1,579,000	1,756,637

		6,118,952

Hazardous Waste Disposal — 0.8%
Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*	3,300,000	3,168,000
Tervita Corp. Company Guar. Notes 9.75% due 11/01/2019*	813,000	699,180

		3,867,180

Medical-Drugs — 0.8%
Grifols Worldwide Operations, Ltd. Senior Notes 5.25% due 04/01/2022*	3,058,000	3,134,450
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	1,008,000	997,920

		4,132,370

Metal-Copper — 0.2%
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 05/15/2022*	1,079,000	1,052,025

Mining Services — 0.3%
Consolidated Minerals, Ltd. Senior Sec. Notes 8.00% due 05/15/2020*	1,801,000	1,476,820

Oil & Gas Drilling — 0.4%
Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*	1,982,000	1,772,651

Oil Companies-Exploration & Production — 1.5%
Baytex Energy Corp. Company Guar. Notes 5.13% due 06/01/2021*	1,621,000	1,580,475
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	1,239,000	1,226,610
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	2,000,000	1,980,000
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	1,063,000	1,068,315
Teine Energy Ltd. Senior Notes 6.88% due 09/30/2022*	1,307,000	1,238,382

		7,093,782

Real Estate Operations & Development — 0.5%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	2,250,000	2,278,125

Satellite Telecom — 0.6%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	2,775,000	2,781,938

Security Services — 0.5%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	2,690,000	2,676,550

Special Purpose Entities — 0.6%
Consolidated Energy Finance SA Company Guar. Notes 6.75% due 10/15/2019*	2,840,000	2,896,800
Hellas Telecommunications Luxembourg II SCA FRS Sub. Notes 6.03% due 01/15/2015†*(1)(2)(5)(6)	1,210,000	0

		2,896,800

Steel-Producers — 0.4%
ArcelorMittal Senior Notes 6.75% due 02/25/2022	1,000,000	1,110,100
ArcelorMittal Senior Notes 7.25% due 03/01/2041	905,000	934,413

		2,044,513

Telecom Services — 1.8%
Altice Financing SA Senior Sec. Notes 6.50% due 01/15/2022*	2,653,000	2,725,957
Altice SA Senior Sec. Notes 7.75% due 05/15/2022*	3,898,000	4,092,900
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*	1,650,000	1,736,625

		8,555,482

Telephone-Integrated — 0.4%
Virgin Media Finance PLC Senior Notes 6.00% due 10/15/2024*	1,733,000	1,802,320

Total Foreign Corporate Bonds & Notes (cost $68,516,056)		67,046,766

LOANS(11)(12) — 2.8%
Aerospace/Defense — 0.3%
SI Organization, Inc. FRS BTL 5.75% due 11/23/2019	1,458,875	1,455,836
SI Organization, Inc. FRS Delayed Draw 0.75% due 07/15/2015(13)	193,457	193,054

		1,648,890

Beverages-Non-alcoholic — 0.0%
Le-Natures, Inc. Escrow Loans 7.00% due 03/01/2011†(1)(2)	1,200,000	0

Building-Residential/Commercial — 0.0%
TOUSA, Inc. Escrow Loans 12.25% due 08/15/2013†(1)(2)(7)	2,037,810	0

Computer Services — 0.4%
Sungard Availability Services Capital, Inc. FRS BTL 6.00% due 03/31/2019	2,061,712	1,842,655

Computer Software — 0.2%
Vertafore, Inc. FRS 1st Lien 4.25% due 10/20/2019	969,560	962,592

Electric-Distribution — 0.3%
Cedar Bay Generating Co. LP FRS BTL 6.25% due 04/23/2020	1,637,957	1,631,815

Medical-Drugs — 0.5%
Auxilium Pharmaceuticals, Inc. FRS BTL 6.25% due 04/26/2017	2,314,522	2,314,522

Medical-Hospitals — 0.5%
Ardent Medical Services, Inc. FRS BTL 6.75% due 07/02/2018	2,206,475	2,206,475

Oil Companies-Exploration & Production — 0.3%
American Energy-Marcellus LLC FRS 2nd Lien 8.50% due 08/04/2021	597,386	569,010
Sabine Oil & Gas LLC FRS BTL 8.75% due 12/31/2018	917,028	863,153

		1,432,163

Semiconductor Components-Integrated Circuits — 0.3%
SunEdison Semiconductor, Ltd. FRS 1st Lien 6.50% due 05/27/2019	1,668,293	1,639,097

Total Loans (cost $14,863,091)		13,678,209

COMMON STOCKS — 0.2%
Power Converter/Supply Equipment — 0.1%
TPT Acquisition, Inc.†(1)(2)	21,500	322,500

Television — 0.1%
ION Media Networks, Inc.†(1)(2)(7)	822	481,408

Total Common Stocks (cost $322,508)		803,908

PREFERRED SECURITIES — 0.3%
Diversified Banking Institutions — 0.3%
Citigroup, Inc. Series J 7.13% (cost $1,279,375)	51,175	1,384,796

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.7%
Diversified Banking Institutions — 0.5%
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(8)	2,263,000	2,257,343

Financial Guarantee Insurance — 0.6%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/2066*	3,314,000	2,916,320

Food-Dairy Products — 0.6%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	2,850,000	2,978,250

Total Preferred Securities/Capital Securities (cost $7,480,714)		8,151,913

Total Long-Term Investment Securities (cost $473,732,336)		465,498,280

REPURCHASE AGREEMENT — 2.3%
State Street Bank and Trust Co. Joint Repurchase Agreement(9) (cost $11,294,000)	$11,294,000	11,294,000

TOTAL INVESTMENTS (cost $485,026,336)(10)	98.7%	476,792,280
Other assets less liabilities	1.3	6,283,071

NET ASSETS	100.0%	$483,075,351

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2014, the aggregate value of these securities was $210,960,400 representing 43.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At October 31, 2014, the aggregate value of these securities was $942,049 representing 0.2% of net assets.
(3)	Security in default of interest and principal at maturity.
(4)	Company has filed for Chapter 7 bankruptcy.
(5)	Security in default of interest.
(6)	Company has filed for bankruptcy protection in country of issuance.
(7)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2014, the High-Yield Bond Portfolio held the following restricted securities:

Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Loans
TOUSA, Inc.
12.25% due 08/15/2013
Escrow Loans	10/11/2007	$1,022,829	$—
	01/29/2008	11,293	—
	03/14/2008	10,700	—
	04/09/2008	26,285	—
	06/30/2008	37,503	—
	10/07/2008	39,014	—
	01/15/2009	37,728	—
	03/31/2009	35,804	—
	06/30/2009	37,295	—
	09/30/2009	38,857	—
	12/30/2009	40,056	—
	03/31/2010	40,396	—
	07/06/2010	42,078	—
	09/30/2010	43,840	—
	12/31/2010	45,194	—
	03/30/2011	45,576	—
	06/30/2011	47,475	—
	09/30/2011	49,462	—
	12/30/2011	50,435	—
	03/30/2012	51,836	—
	06/30/2012	53,413	—
	09/30/2012	55,039	—
	12/31/2012	58,585	—
	03/31/2013	56,724	—
	07/31/2013	60,228	—
	10/31/2013	165	—

		2,037,810	—	$0	$0.00	0.00%
Common Stocks
ION Media Networks, Inc.	03/05/2014	822	8	481,408	585.65	0.10

				$481,408		0.10%

(8)	Perpetual maturity - maturity date reflects the next call date.
(9)	See Note 2 for details of Joint Repurchase Agreements.
(10)	See Note 4 for cost of investments on a tax basis.
(11)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(12)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(13)	All or a portion of this holding is subject to unfunded loan commitments. The interest rate will be determined at the time of funding. See Note 5.

BTL	— Bank Term Loan

FRS	— Floating Rate Security

The rates shown on FRS are the current interest rates at October 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2014 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
U.S. Corporate Bonds & Notes:
Gambling (Non-Hotel)	$—	$—	$138,013	$138,013
Oil Companies-Exploration & Production	—	47,013,656	—	47,013,656
Recycling	—	—	128	128
Rubber/Plastic Products	—	—	0	0
Other Industries*	—	327,280,891	—	327,280,891
Foreign Corporate Bonds & Notes:
Special Purpose Entities	—	2,896,800	0	2,896,800
Other Industries*	—	64,149,966	—	64,149,966
Loans:
Beverages-Non-alcoholic	—	—	0	0
Building-Residential/Commercial	—	—	0	0
Other Industries*	—	13,678,209	—	13,678,209
Common Stocks	—	—	803,908	803,908
Preferred Securities	1,384,796	—	—	1,384,796
Preferred Securities/Capital Securities	—	8,151,913	—	8,151,913
Repurchase Agreement	—	11,294,000	—	11,294,000

Total	$1,384,796	$474,465,435	$942,049	$476,792,280

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2014 —

(unaudited)

Security Description	Principal Amount**/Shares	Value (Note 1)
ASSET BACKED SECURITIES — 13.2%
Diversified Financial Services — 13.2%
Aames Mtg. Investment Trust FRS Series 2005-1, Class M5 1.35% due 06/25/2035	$1,100,000	$853,790
Access Group, Inc. FRS Series 2008-1, Class A 1.53% due 10/27/2025	551,394	554,498
ACE Securities Corp. Home Equity Loan Trust FRS Series 2006-CW1, Class A2C 0.29% due 07/25/2036	1,030,389	713,076
ACE Securities Corp. Home Equity Loan Trust FRS Series 2006-HE1, Class A2D 0.45% due 02/25/2036	400,000	348,948
ACE Securities Corp. Home Equity Loan Trust FRS Series 2005-HE7, Class M1 0.59% due 11/25/2035	300,000	237,694
ACE Securities Corp. Home Equity Loan Trust FRS Series 2005-HE6, Class M1 0.62% due 10/25/2035	400,000	335,203
ACE Securities Corp. Home Equity Loan Trust FRS Series 2005-HE4, Class M4 0.80% due 07/25/2035	200,000	169,961
ACE Securities Corp. Home Equity Loan Trust FRS Series 2004-HE4, Class M1 1.05% due 12/25/2034	284,701	257,774
Aegis Asset Backed Securities Trust FRS Series 2005-2, Class M3 0.63% due 06/25/2035	200,000	134,403
Aegis Asset Backed Securities Trust FRS Series 2004-6, Class M2 1.15% due 03/25/2035	200,000	176,802
Ally Auto Receivables Trust Series 2014-1, Class A2 0.48% due 02/15/2017	14,000,000	14,007,840
ALM V, Ltd. FRS Series 2012-5A, Class A1R 1.46% due 02/13/2023*(1)	15,800,000	15,673,600
Ameriquest Mtg. Securities, Inc. FRS Pass Through Certs. Series 2005-R4, Class M2 0.60% due 07/25/2035	700,000	617,567
Ameriquest Mtg. Securities, Inc. FRS Pass Through Certs. Series 2005-R11, Class M1 0.60% due 01/25/2036	1,200,000	1,087,195
Argent Securities Trust FRS Series 2006-W2, Class A2B 0.34% due 03/25/2036	555,808	291,549
Asset Backed Funding Certs. Trust FRS Series 2006-HE1, Class A2D 0.37% due 01/25/2037	427,920	268,030
Asset Backed Funding Certs. Trust FRS Series 2007-WMC1, Class A2B 1.15% due 06/25/2037	432,647	304,077
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2005-HE5, Class M4 1.05% due 06/25/2035	200,000	164,473
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2003-HE4, Class M2 3.15% due 08/15/2033	65,108	60,079
Banc of America Alternative Loan Trust FRS Series 2006-9, Class A2 0.55% due 01/25/2037(2)	595,503	397,007
Banc of America Alternative Loan Trust Series 2006-4, Class 4CB1 6.50% due 05/25/2046(2)	5,297,855	4,603,057
Banc of America Commercial Mtg. Trust Series 2007-3, Class A5 5.38% due 06/10/2049(3)	700,000	762,667
Banc of America Funding Trust FRS Series 2007-E, Class 8A1 2.80% due 09/20/2047(2)	691,542	507,893
Banc of America Funding Trust FRS Series 2006-C, Class 4A1 5.19% due 04/20/2036(2)	4,607,554	4,025,947
Banc of America Funding Trust FRS Series 2006-H, Class 4A2 5.45% due 09/20/2046(2)	482,288	402,069
Banc of America Mtg. Trust FRS Series 2005-I, Class 2A3 2.70% due 10/25/2035(2)	866,701	775,756
BCAP LLC Trust FRS Series 2007-AA3, Class 2A1A 0.37% due 05/25/2047(2)	1,881,247	1,417,184
BCAP LLC Trust VRS Series 2011-RR5, Class 14A6 2.51% due 07/26/2036*(2)	776,176	648,756
BCAP LLC Trust FRS Series 2009-RR14, Class 2A2 5.10% due 07/26/2036*(2)	172,689	136,461
Bear Stearns ALT-A Trust FRS Series 2005-4, Class 23A2 2.55% due 05/25/2035(2)	242,748	243,691
Bear Stearns ALT-A Trust FRS Series 2006-6, Class 2A1 4.41% due 11/25/2036(2)	391,495	301,229
Bear Stearns ALT-A Trust FRS Series 2005-5, Class 25A1 4.86% due 07/25/2035(2)	1,450,798	1,198,278
Bear Stearns ARM Trust FRS Series 2005-2, Class A1 2.58% due 03/25/2035(2)	196,727	198,654
Bear Stearns Asset Backed Securities Trust FRS Series 2007-AQ1, Class A1 0.26% due 11/25/2036	49,476	47,122

Bear Stearns Asset Backed Securities Trust FRS Series 2006-HE4, Class 1A2 0.32% due 05/25/2036		589,170	502,976
Bear Stearns Asset Backed Securities Trust FRS Series 2007-HE5, Class 1A2 0.33% due 06/25/2047		339,450	324,860
Bear Stearns Asset Backed Securities Trust FRS Series 2006-PC1, Class M2 0.57% due 12/25/2035		500,000	391,211
Bear Stearns Asset Backed Securities Trust FRS Series 2006-3, Class M1 0.60% due 08/25/2036		600,000	499,921
Bear Stearns Asset Backed Securities Trust FRS Series 2005-SD3, Class 1A 0.64% due 07/25/2035		1,081,538	1,057,193
Bear Stearns Asset Backed Securities Trust FRS Series 2006-SD2, Class M1 0.70% due 06/25/2036		500,000	424,966
Bear Stearns Asset Backed Securities Trust Series 2006-SD3, Class 1A-1A 5.50% due 08/25/2036		234,178	234,138
Berica ABS Srl FRS Series 2011-1, Class A1 0.38% due 12/31/2055(2)	EUR	5,297,768	6,596,150
Berica Residential MBS FRS Series 8, Class A 0.38% due 03/31/2048(2)	EUR	7,683,110	9,405,055
Carrington Mtg. Loan Trust FRS Series 2006-NC5, Class A4 0.37% due 01/25/2037		2,100,000	1,279,874
Carrington Mtg. Loan Trust FRS Series 2007-FRE1, Class A3 0.41% due 02/25/2037		900,000	635,578
Carrington Mtg. Loan Trust FRS Series 2005-OPT2, Class M5 1.20% due 05/25/2035		500,000	357,139
Chase Mtg. Finance Trust Series 2007-S3, Class 1A12 6.00% due 05/25/2037(2)		438,112	388,321
ChaseFlex Trust Series 2007-M1, Class 2F4 6.35% due 08/25/2037(2)		75,800	60,841
CHL Mtg. Pass-Through Trust Series 2006-16, Class 2A1 6.50% due 11/25/2036(2)		3,657,920	3,285,420
CIFC Funding, Ltd. FRS Series 2012-1AR, Class A1R 1.38% due 08/14/2024*(1)		7,100,000	7,072,310
Citigroup Mtg. Loan Trust, Inc. FRS Series 2007-AMC4, Class A2B 0.29% due 05/25/2037		121,729	116,665
Citigroup Mtg. Loan Trust, Inc. FRS Series 2005-5, Class 3A2A 2.48% due 10/25/2035(2)		177,946	136,120
Citigroup Mtg. Loan Trust, Inc. FRS Series 2005-3, Class 2A2B 2.56% due 08/25/2035(2)		112,463	63,381
Citigroup Mtg. Loan Trust, Inc. FRS Series 2007-AR4, Class 2A2A 2.81% due 03/25/2037(2)		333,368	261,513
Citigroup Mtg. Loan Trust, Inc. VRS Series 2010-4, Class 3A6 6.49% due 11/25/2037*(2)		370,047	307,557
Countrywide Alternative Loan Trust FRS Series 2005-36, Class 2A1A 0.46% due 08/25/2035(2)		659,231	507,550
Countrywide Alternative Loan Trust FRS Series 2005-44, Class 1A1 0.48% due 10/25/2035(2)		917,888	766,447
Countrywide Alternative Loan Trust FRS Series 2007-24, Class A1 0.70% due 10/25/2037(2)		7,579,101	3,757,369
Countrywide Alternative Loan Trust FRS Series 2005-62, Class 2A1 1.12% due 12/25/2035(2)		18,259	15,169
Countrywide Alternative Loan Trust Series 2005-53T2, Class 2A2 5.50% due 11/25/2035(2)		220,472	181,576
Countrywide Alternative Loan Trust Series 2005-86CB, Class A11 5.50% due 02/25/2036(2)		183,865	163,579
Countrywide Alternative Loan Trust Series 2004-27CB, Class A1 6.00% due 12/25/2034(2)		260,752	260,892
Countrywide Alternative Loan Trust Series 2006-7CB, Class 1A10 6.00% due 05/25/2036(2)		573,438	463,882
Countrywide Alternative Loan Trust FRS Series 2006-19CB, Class A4 6.00% due 08/25/2036(2)		174,654	155,753
Countrywide Alternative Loan Trust Series 2007-5CB, Class 1A13 6.00% due 04/25/2037(2)		247,215	214,849
Countrywide Alternative Loan Trust Series 2007-11T1, Class A21 6.00% due 05/25/2037(2)		445,048	371,981
Countrywide Alternative Loan Trust FRS Series 2007-19, Class 1A2 6.00% due 08/25/2037(2)		1,366,604	1,157,808
Countrywide Alternative Loan Trust Series 2006-36T2, Class 2A3 6.50% due 12/25/2036(2)		263,356	216,551
Countrywide Alternative Loan Trust Series 2007-19, Class 2A1 6.50% due 08/25/2037(2)		1,028,367	743,623

Countrywide Alternative Loan Trust Resecuritization Series 2008-2R, Class 2A1 6.00% due 08/25/2037(2)	252,684	194,434
Countrywide Alternative Loan Trust Resecuritization Series 2008-2R, Class 3A1 6.00% due 08/25/2037(2)	187,950	149,197
Countrywide Asset-Backed Certs. FRS Series 2006-11, Class 3AV2 0.31% due 09/25/2046	276,757	224,040
Countrywide Asset-Backed Certs. FRS Series 2007-9, Class 2A3 0.33% due 06/25/2047	1,200,000	1,041,334
Countrywide Asset-Backed Certs. FRS Series 2005-AB2, Class 2A3 0.54% due 11/25/2035	386,141	365,107
Countrywide Asset-Backed Certs. FRS Series 2005-16, Class MV1 0.61% due 05/25/2036	400,000	329,443
Countrywide Asset-Backed Certs. FRS Series 2007-12, Class 2A2 0.65% due 08/25/2047	69,896	68,500
Countrywide Asset-Backed Certs. FRS Series 2004-15, Class MV5 1.05% due 04/25/2035	200,000	155,361
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-3, Class 1A2 0.44% due 04/25/2035(2)	115,150	105,549
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-R2, Class 1AF1 0.49% due 06/25/2035*(2)	231,305	205,318
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-11, Class 3A1 2.49% due 04/25/2035(2)	332,044	299,135
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-31, Class 4A2 5.10% due 01/25/2036(2)	482,153	451,958
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A1 5.75% due 04/25/2035(2)	2,321,627	2,379,103
Credit Suisse Commercial Mtg. Trust VRS Series 2006-C2, Class A1A 5.67% due 03/15/2039(3)	9,559,790	10,016,528
Credit Suisse First Boston Mtg. Securities Corp. Series 2005-8, Class 8A1 7.00% due 09/25/2035(2)	10,355,574	6,795,524
Credit-Based Asset Servicing and Securitization LLC FRS Series 2006-CB9, Class A1 0.21% due 11/25/2036	6,154	3,427
Credit-Based Asset Servicing and Securitization LLC FRS Series 2006-RP2, Class A4 0.72% due 07/25/2036*	400,000	355,168
Credit-Based Asset Servicing and Securitization LLC Series 2005-CB6, Class A4 5.16% due 07/25/2035	79,669	79,968
CSMC Series Trust FRS Series 2011-6R, Class 4A2 1.96% due 04/28/2037*(2)	796,363	521,425
Deutsche ALT-A Securities, Inc. FRS Series 2007-AB1, Class A1 0.45% due 04/25/2037(2)	863,748	481,425
First Franklin Mtg. Loan Trust FRS Series 2006-FF16, Class 2A3 0.29% due 12/25/2036	880,980	539,160
First Franklin Mtg. Loan Trust FRS Series 2006-FF5, Class 2A3 0.31% due 04/25/2036	759,284	618,618
First Franklin Mtg. Loan Trust FRS Series 2005-FF10, Class A5 0.51% due 11/25/2035	400,000	251,998
First Franklin Mtg. Loan Trust FRS Series 2004-FF8, Class M3 1.58% due 10/25/2034	408,989	334,777
Flagship CLO V. FRS Series 2006-1A, Class A 0.46% due 09/20/2019*(1)	431,717	429,126
Fremont Home Loan Trust FRS Series 2006-E, Class 2A3 0.30% due 01/25/2037	439,749	215,532
Golden Knight CDO, Ltd./Golden Knight CDO Corp. FRS Series 2007-2A, Class A 0.47% due 04/15/2019*(1)	1,798,126	1,787,696
GreenPoint Mtg. Funding Trust FRS Series 2006-AR5, Class A3A2 0.35% due 10/25/2046(2)	2,915,845	1,949,522
GreenPoint Mtg. Funding Trust FRS Series 2005-AR1, Class A2 0.37% due 06/25/2045(2)	77,376	68,516
GSAMP Trust FRS Series 2006-HE4, Class A2C 0.30% due 06/25/2036	678,304	600,350
GSAMP Trust FRS Series 2007-NC1, Class A2C 0.30% due 12/25/2046	520,359	296,804
GSAMP Trust FRS Series 2006-HE3, Class A2C 0.31% due 05/25/2046	652,648	556,483
GSAMP Trust FRS Series 2005-AHL2, Class A2C 0.39% due 12/25/2035	457,895	415,142
GSAMP Trust FRS Series 2006-NC2, Class A2D 0.39% due 06/25/2036	579,972	356,620
GSAMP Trust FRS Series 2004-WF, Class M2 1.80% due 10/25/2034	153,762	133,396

GSC Capital Corp. Mtg. Trust FRS Series 2006-2, Class A1 0.33% due 05/25/2036(2)	459,029	350,603
GSR Mtg. Loan Trust FRS Series 2005-7F, Class 3A1 0.65% due 09/25/2035(2)	24,916	22,923
GSR Mtg. Loan Trust FRS Series 2005-AR6, Class 2A1 2.66% due 09/25/2035(2)	215,532	216,202
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 0.35% due 01/19/2038(2)	396,073	334,365
HarborView Mtg. Loan Trust FRS Series 2006-4, Class 3A1A 0.38% due 05/19/2047(2)	125,862	49,251
HarborView Mtg. Loan Trust FRS Series 2005-14, Class 3A1A 2.66% due 12/19/2035(2)	343,203	302,992
HarborView Mtg. Loan Trust FRS Series 2006-2, Class 1A 2.70% due 02/25/2036(2)	44,644	35,704
Home Equity Loan Trust FRS Series 2007-FRE1, Class 2AV3 0.38% due 04/25/2037	1,300,000	759,312
Home Equity Loan Trust FRS Series 2007-FRE1, Class 2AV4 0.49% due 04/25/2037	900,000	536,590
HSI Asset Securitization Corp. Trust FRS Series 2006-HE2, Class 2A4 0.37% due 12/25/2036	1,528,023	736,663
HSI Asset Securitization Corp. Trust FRS Series 2005-I1, Class 2A4 0.54% due 11/25/2035	400,000	282,313
Impac Secured Assets Trust FRS Series 2007-2, Class 1A1A 0.26% due 05/25/2037(2)	683,710	495,831
Impac Secured Assets Trust FRS Series 2006-4, Class A2B 0.32% due 01/25/2037(2)	901,907	745,386
IndyMac IMJA Mtg. Loan Trust Series 2007-A3, Class A1 6.25% due 11/25/2037(2)	133,684	120,028
IndyMac IMSC Mtg. Loan Trust FRS Series 2007-HOA1, Class A11 0.33% due 07/25/2047(2)	753,110	581,739
IndyMac INDA Mtg. Loan Trust FRS Series 2006-AR1, Class A3 4.99% due 08/25/2036(2)	612,816	607,711
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR23, Class 6A1 4.41% due 11/25/2035(2)	568,047	466,318
IndyMac INDX Mtg. Loan Trust FRS Series 2006-AR6, Class 2A1A 0.35% due 06/25/2047(2)	252,423	193,150
IndyMac INDX Mtg. Loan Trust FRS Series 2007-FLX6, Class 2A1 0.40% due 09/25/2037(2)	458,788	404,674
IndyMac INDX Mtg. Loan Trust FRS Series 2005-AR1, Class 1A1 2.46% due 03/25/2035(2)	414,216	411,070
IXIS Real Estate Capital Trust FRS Series 2005-HE4, Class M1 0.57% due 02/25/2036	700,000	578,841
JPMorgan Alternative Loan Trust FRS Series 2006-S1, Class 3A2 0.42% due 03/25/2036(2)	4,495,004	3,947,076
JPMorgan Mtg. Acquisition Trust FRS Series 2007-CH5, Class A4 0.31% due 05/25/2037	200,000	178,672
JPMorgan Resecuritization Trust VRS Series 2009-7, Class 2A1 6.00% due 02/27/2037*(2)	34,988	35,870
Lavender Trust Series 2010-RR2A, Class A4 6.25% due 10/26/2036*(2)	320,798	228,083
Lehman Mtg. Trust VRS Series 2005-2, Class 4A1 5.70% due 12/25/2035(2)	604,832	517,302
Lehman XS Trust FRS Series 2006-12N, Class A31A 0.35% due 08/25/2046(2)	153,837	117,898
Lehman XS Trust FRS Series 2007-15N, Class 4A1 1.05% due 08/25/2047(2)	1,794,158	1,270,552
Long Beach Mtg. Loan Trust FRS Series 2005-WL3, Class M1 0.58% due 11/25/2035	1,000,000	859,359
Luminent Mtg. Trust FRS Series 2006-7, Class 1A1 0.33% due 12/25/2036(2)	151,888	118,629
MASTR Alternative Loan Trust FRS Series 2006-2, Class 2A1 0.55% due 03/25/2036(2)	1,144,692	327,663
MASTR Asset Backed Securities Trust FRS Series 2006-NC2, Class A3 0.26% due 08/25/2036	434,017	227,243
MASTR Asset Backed Securities Trust FRS Series 2006-AM3, Class A3 0.32% due 10/25/2036	896,138	756,874
MASTR Asset Backed Securities Trust FRS Series 2006-HE2, Class A4 0.39% due 06/25/2036	240,231	133,642
MASTR Asset Backed Securities Trust FRS Series 2005-FRE1, Class M1 0.65% due 10/25/2035	594,098	404,658
Mercedes-Benz Auto Receivables Trust Series 2014-1, Class A1 0.18% due 07/15/2015	5,502,617	5,502,617

Merrill Lynch Mtg. Investors Trust FRS Series 2005-A8, Class A3A2 0.40% due 08/25/2036(2)	279,359	268,366
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A6, Class 2A3 0.53% due 08/25/2035(2)	100,000	91,934
Merrill Lynch Mtg. Investors Trust FRS Series 2005-FM1, Class M1 0.63% due 05/25/2036	600,000	532,314
Morgan Stanley ABS Capital I Trust FRS Series 2006-HE8, Class A2FP 0.22% due 10/25/2036	145,472	87,442
Morgan Stanley ABS Capital I Trust FRS Series 2007-NC1, Class A2C 0.29% due 11/25/2036	609,925	430,313
Morgan Stanley ABS Capital I Trust FRS Series 2006-NC4, Class A2C 0.30% due 06/25/2036	583,449	546,405
Morgan Stanley ABS Capital I Trust FRS Series 2006-HE6, Class A2C 0.30% due 09/25/2036	865,892	485,664
Morgan Stanley ABS Capital I Trust FRS Series 2007-HE5, Class A2B 0.33% due 03/25/2037	991,744	558,544
Morgan Stanley ABS Capital I Trust FRS Series 2007-NC2, Class A2B 0.35% due 02/25/2037	185,599	118,963
Morgan Stanley ABS Capital I Trust FRS Series 2007-HE5, Class A2C 0.40% due 03/25/2037	1,262,220	717,250
Morgan Stanley ABS Capital I Trust FRS Series 2006-HE1, Class A4 0.44% due 01/25/2036	4,300,000	3,812,268
Morgan Stanley ABS Capital I Trust FRS Series 2006-WMC1, Class A2C 0.46% due 12/25/2035	638,525	571,944
Morgan Stanley ABS Capital I Trust FRS Series 2005-WMC5, Class M5 1.14% due 06/25/2035	500,000	447,767
Morgan Stanley ABS Capital I Trust FRS Series 2007-HE7, Class A2C 1.40% due 07/25/2037	700,000	509,150
Morgan Stanley Home Equity Loan Trust FRS Series 2006-3, Class A3 0.31% due 04/25/2036	231,523	178,667
Morgan Stanley Home Equity Loan Trust FRS Series 2007-2, Class A2 0.32% due 04/25/2037	1,217,307	772,768
Morgan Stanley Home Equity Loan Trust FRS Series 2007-2, Class A3 0.38% due 04/25/2037	374,556	239,619
Morgan Stanley Mtg. Loan Trust FRS Series 2006-8AR, Class 6A1 2.13% due 06/25/2036(2)	311,823	302,855
Morgan Stanley Mtg. Loan Trust Series 2006-17XS, Class A4 5.87% due 10/25/2046	777,600	442,387
Morgan Stanley Re-REMIC Trust Series 2010-R4, Class 3A 5.50% due 08/26/2047*(2)	234,071	242,966
Nomura Asset Acceptance Corp. Alternative Loan Trust FRS Series 2006-AF1, Class 5A 5.61% due 06/25/2036(2)	3,216,437	2,451,974
NovaStar Mtg. Funding Trust FRS Series 2006-2, Class A2C 0.30% due 06/25/2036	340,758	228,459
Option One Mtg. Loan Trust FRS Series 2007-1, Class 2A3 0.29% due 01/25/2037	191,153	110,763
Option One Mtg. Loan Trust FRS Series 2007-5, Class 2A2 0.32% due 05/25/2037	324,922	195,076
Option One Mtg. Loan Trust FRS Series 2007-1, Class 2A4 0.37% due 01/25/2037	477,883	279,696
Ownit Mtg. Loan Trust FRS Series 2005-5, Class M1 0.75% due 10/25/2036	416,272	307,029
Park Place Securities, Inc. FRS Pass Through Certs. Series 2005-WCW3, Class M2 0.64% due 08/25/2035	200,000	153,479
Park Place Securities, Inc. FRS Pass Through Certs. Series 2004-MHQ1, Class M4 1.95% due 12/25/2034	454,888	394,170
People’s Financial Realty Mtg. Securities Trust FRS Series 2006-1, Class 2A2 0.29% due 09/25/2036	794,505	312,821
Porsche Financial Auto Securitization Trust Series 2014-1, Class A1 0.18% due 05/26/2015*	1,813,783	1,813,783
Prime Mtg. Trust Series 2006-1, Class 1A1 5.50% due 06/25/2036(2)	196,611	184,022

RAAC Series Trust FRS Series 2006-SP3, Class M1 0.49% due 08/25/2036	200,000	175,682
RAAC Series Trust FRS Series 2007-SP3, Class A2 1.65% due 09/25/2047	1,000,000	807,261
RALI Series Trust FRS Series 2005-QA6, Class A31 3.49% due 05/25/2035(2)	1,074,790	1,070,083
RALI Series Trust Series 2007-QS1, Class 2A7 6.00% due 01/25/2037(2)	281,079	233,786
RAMP Series Trust FRS Series 2007-RZ1, Class A2 0.31% due 02/25/2037	362,306	327,114
RAMP Series Trust FRS Series 2006-RZ5, Class A3 0.40% due 08/25/2046	400,000	333,896
RAMP Series Trust FRS Series 2006-RS5, Class A4 0.43% due 09/25/2036	400,000	305,714
RAMP Series Trust FRS Series 2006-RS1, Class AI3 0.47% due 01/25/2036	1,600,000	1,150,626
RAMP Series Trust FRS Series 2005-EFC6, Class M2 0.58% due 11/25/2035	300,000	252,027
RAMP Series Trust FRS Series 2005-EFC4, Class M3 0.63% due 09/25/2035	400,000	342,261
RAMP Series Trust FRS Series 2004-RS8, Class MII1 1.05% due 08/25/2034	504,241	469,309
RASC Series Trust FRS Series 2006-KS1, Class M1 0.53% due 02/25/2036	600,000	520,501
RASC Series Trust FRS Series 2006-EMX1, Class M1 0.56% due 01/25/2036	200,000	172,271
Residential Asset Securitization Trust FRS Series 2003-A8, Class A2 0.50% due 10/25/2018(2)	53,185	51,453
Residential Asset Securitization Trust Series 2006-A12, Class A3 6.00% due 11/25/2036(2)	190,538	139,414
Residential Asset Securitization Trust Series 2006-A12, Class A1 6.25% due 11/25/2036(2)	156,232	117,281
Saturn CLO, Ltd. FRS Series 2007-1A, Class A1 0.46% due 05/13/2022*(1)	1,520,269	1,504,155
Securitized Asset Backed Receivables LLC FRS Series 2006-FR3, Class A3 0.40% due 05/25/2036	2,304,220	1,356,667
Securitized Asset Backed Receivables LLC FRS Series 2006-NC1, Class A3 0.42% due 03/25/2036	712,372	564,584
Securitized Asset Backed Receivables LLC FRS Series 2006-WM1, Class A2C 0.44% due 12/25/2035	1,846,755	1,604,409
Securitized Asset Backed Receivables LLC FRS Series 2005-FR4, Class M2 1.11% due 01/25/2036	278,345	242,746
SLM Student Loan Trust FRS Series 2007-2, Class A2 0.23% due 07/25/2017	66,922	66,770
SLM Student Loan Trust FRS Series 2008-9, Class A 1.73% due 04/25/2023	1,310,804	1,350,308
Soundview Home Loan Trust FRS Series 2007-WMC1, Class 3A1 0.26% due 02/25/2037	601,448	289,208
Soundview Home Loan Trust FRS Series 2006-3, Class A3 0.31% due 11/25/2036	800,194	664,175
Soundview Home Loan Trust FRS Series 2007-WMC1, Class 3A2 0.33% due 02/25/2037	889,193	432,111
Soundview Home Loan Trust FRS Series 2006-OPT5, Class 2A4 0.39% due 07/25/2036	2,000,000	1,165,140
Soundview Home Loan Trust FRS Series 2006-OPT2, Class A4 0.43% due 05/25/2036	300,000	249,055
Soundview Home Loan Trust FRS Series 2007-OPT5, Class 2A2 1.10% due 10/25/2037	677,295	453,050
Soundview Home Loan Trust FRS Series 2007-OPT4, Class 2A3 1.25% due 09/25/2037	4,000,000	2,781,392
Specialty Underwriting & Residential Finance Trust FRS Series 2006-AB3, Class A2B 0.30% due 09/25/2037	304,724	175,842
Specialty Underwriting & Residential Finance Trust FRS Series 2007-BC2, Class A2C 0.42% due 04/25/2037	600,000	317,179
Specialty Underwriting & Residential Finance Trust FRS Series 2005-BC2, Class M3 0.80% due 12/25/2035	300,000	274,735
STARM Mtg. Loan Trust FRS Series 2007-1, Class 3A1 6.00% due 02/25/2037(2)	110,507	107,059
Structured Adjustable Rate Mtg. Loan Trust FRS Series 2005-22, Class 1A1 2.43% due 12/25/2035(2)	378,719	363,172

Structured Adjustable Rate Mtg. Loan Trust FRS Series 2004-20, Class 3A1 2.49% due 01/25/2035(2)	257,699	249,426
Structured Asset Investment Loan Trust FRS Series 2006-BNC3, Class A3 0.30% due 09/25/2036	853,034	674,713
Structured Asset Mtg. Investments II Trust FRS Series 2006-AR4, Class 2A1 0.34% due 06/25/2036(2)	695,018	570,085
Structured Asset Mtg. Investments II Trust FRS Series 2006-AR3, Class 12A2 0.35% due 05/25/2036(2)	2,871,729	2,182,951
Structured Asset Mtg. Investments II Trust FRS Series 2007-AR3, Class 1A3 0.36% due 09/25/2047(2)	3,725,568	2,595,801
Structured Asset Mtg. Investments II Trust FRS Series 2005-AR4, Class A3 1.52% due 12/25/2035(2)	366,219	255,472
Structured Asset Securities Corp. Mtg. Loan Trust FRS Series 2006-WF3, Class A1 0.29% due 09/25/2036	1,202,246	1,169,465
Structured Asset Securities Corp. Mtg. Loan Trust FRS Series 2006-BC2, Class A3 0.30% due 09/25/2036	1,681,068	1,357,255
Structured Asset Securities Corp. Mtg. Loan Trust FRS Series 2006-BC4, Class A4 0.32% due 12/25/2036	565,929	449,576
Structured Asset Securities Corp. Mtg. Loan Trust FRS Series 2005-1, Class 1A1 0.50% due 02/25/2035(2)	144,081	135,147
Structured Asset Securities Corp. Mtg. Loan Trust FRS Series 2006-GEL2, Class M1 0.52% due 04/25/2036*	800,000	677,346
Structured Asset Securities Corp. Mtg. Loan Trust FRS Series 2005-NC1, Class M2 0.64% due 02/25/2035	2,000,000	1,854,022
UBS-Barclays Commercial Mtg. Trust VRS Series 2013-C5, Class XA 1.13% due 03/10/2046*(3)(5)	43,515,507	2,956,095
Volkswagen Auto Loan Enhanced Trust Series 2014-1, Class A1 0.19% due 05/20/2015	1,490,369	1,490,357
Volkswagen Auto Loan Enhanced Trust Series 2014-1, Class A2 0.42% due 03/20/2017	5,300,000	5,294,589
WaMu Mtg. Pass Through Certs. FRS Series 2005-AR6, Class 2A1A 0.38% due 04/25/2045(2)	119,926	114,679
WaMu Mtg. Pass Through Certs. FRS Series 2006-AR17, Class 1A 0.94% due 12/25/2046(2)	10,622,347	8,717,176
WaMu Mtg. Pass Through Certs. FRS Series 2006-AR3, Class A1A 1.12% due 02/25/2046(2)	340,947	320,938
WaMu Mtg. Pass Through Certs. FRS Series 2006-AR16, Class 2A3 2.05% due 12/25/2036(2)	14,639,805	12,615,896
WaMu Mtg. Pass Through Certs. FRS Series 2006-AR16, Class 1A1 2.05% due 12/25/2036(2)	224,092	199,029
WaMu Mtg. Pass Through Certs. FRS Series 2006-AR15, Class 2A 2.18% due 11/25/2046(2)	465,062	422,386
WaMu Mtg. Pass Through Certs. FRS Series 2006-AR8, Class 2A1 2.22% due 08/25/2036(2)	400,100	348,009
WaMu Mtg. Pass Through Certs. VRS Series 2006-AR10, Class 1A1 2.24% due 09/25/2036(2)	1,283,281	1,149,226
Washington Mutual Mtg. Pass Through Certs. FRS Series 2005-3, Class 1CB3 0.60% due 05/25/2035(2)	1,204,244	966,745
Washington Mutual Mtg. Pass Through Certs. FRS Series 2007-OA3, Class 4A2 0.82% due 04/25/2047(2)	864,249	688,088
Wells Fargo Alternative Loan Trust FRS Series 2007-PA4, Class 2A1 2.59% due 07/25/2037(2)	328,814	275,844
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR3, Class A3 2.63% due 03/25/2036(2)	522,967	497,610

Total Asset Backed Securities (cost $233,121,534)		236,381,256

U.S. CORPORATE BONDS & NOTES — 19.4%
Auto-Cars/Light Trucks — 0.9%
BMW US Capital LLC FRS Company Guar. Notes 0.57% due 06/02/2017(4)	12,600,000	12,604,032
Daimler Finance North America LLC FRS Company Guar. Notes 0.83% due 01/09/2015*	3,800,000	3,803,275

		16,407,307

Banks-Commercial — 0.5%
HSBC USA, Inc. Senior Notes 2.38% due 02/13/2015	3,900,000	3,921,618
Regions Financial Corp. Senior Notes 7.75% due 11/10/2014	4,000,000	4,004,064

		7,925,682

Banks-Super Regional — 0.0%
JPMorgan Chase Bank NA FRS Sub. Notes 0.56% due 06/13/2016	600,000	598,308

Building Products-Wood — 0.1%
Masco Corp. Senior Notes 6.13% due 10/03/2016	2,000,000	2,140,000

Cable/Satellite TV — 0.0%
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/2016	500,000	531,875

Casino Hotels — 0.0%
MGM Mirage, Inc. Company Guar. Notes 6.63% due 07/15/2015	100,000	102,620
MGM Resorts International Company Guar. Notes 10.00% due 11/01/2016	100,000	113,250

		215,870

Commercial Services-Finance — 0.2%
Western Union Co. Senior Notes 2.38% due 12/10/2015	2,515,000	2,551,103

Computers — 0.0%
Apple, Inc. Senior Notes 2.85% due 05/06/2021	700,000	710,529

Consumer Products-Misc. — 0.4%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	6,700,000	6,968,000

Diversified Banking Institutions — 7.1%
Bank of America Corp. Senior Notes 4.75% due 08/01/2015	4,100,000	4,217,330
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	5,000,000	5,581,860
Bank of America Corp. Senior Notes 5.75% due 12/01/2017	1,600,000	1,781,013
Citigroup, Inc. FRS Senior Notes 0.52% due 11/05/2014	19,800,000	19,800,000
Citigroup, Inc. FRS Senior Notes 0.77% due 03/10/2017	7,000,000	7,000,049
Citigroup, Inc. FRS Senior Notes 1.03% due 04/01/2016	1,000,000	1,005,943
Citigroup, Inc. FRS Senior Notes 1.19% due 07/25/2016	2,500,000	2,524,118
Citigroup, Inc. Senior Notes 6.01% due 01/15/2015	6,500,000	6,571,253
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017	2,600,000	2,923,141
Goldman Sachs Group, Inc. FRS Senior Notes 1.33% due 11/15/2018	4,800,000	4,849,142
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/2018	1,200,000	1,343,580
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	4,700,000	5,311,000
Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/2017	300,000	336,271
JPMorgan Chase & Co. FRS Senior Notes 0.75% due 02/15/2017	18,500,000	18,554,408
JPMorgan Chase & Co. FRS Senior Notes 0.85% due 02/26/2016	11,700,000	11,738,481
JPMorgan Chase & Co. Sub. Notes 5.15% due 10/01/2015	7,020,000	7,291,976
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	700,000	789,020
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	1,900,000	2,197,867
Morgan Stanley FRS Senior Notes 0.68% due 10/18/2016	3,700,000	3,706,101
Morgan Stanley FRS Senior Notes 0.71% due 10/15/2015	100,000	100,311
Morgan Stanley Senior Notes 4.00% due 07/24/2015	7,600,000	7,788,776
Morgan Stanley Senior Notes 6.00% due 04/28/2015	8,500,000	8,719,275
Morgan Stanley Senior Notes 6.63% due 04/01/2018	3,200,000	3,664,499

		127,795,414

Electric-Integrated — 0.5%
Pacific Gas & Electric Co. FRS Senior Notes 0.43% due 05/11/2015	8,500,000	8,500,416

Finance-Auto Loans — 3.0%
Ally Financial, Inc. Company Guar. Notes 2.50% due 03/15/2017(4)(6)(7)	18,900,000	18,817,282
Ally Financial, Inc. Company Guar. Notes 3.50% due 07/18/2016	400,000	406,400
Ally Financial, Inc. Company Guar. Notes 4.63% due 06/26/2015	4,600,000	4,694,300
Ally Financial, Inc. Company Guar. Notes 6.75% due 12/01/2014	200,000	200,600
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	3,293,000	3,959,833
Ford Motor Credit Co. LLC FRS Senior Notes 0.75% due 09/08/2017	800,000	798,202
Ford Motor Credit Co. LLC Senior Notes 2.75% due 05/15/2015	3,100,000	3,130,861
Ford Motor Credit Co. LLC Senior Notes 3.88% due 01/15/2015	8,000,000	8,050,216
Ford Motor Credit Co. LLC Senior Notes 5.63% due 09/15/2015	9,100,000	9,470,688
Ford Motor Credit Co. LLC Senior Notes 12.00% due 05/15/2015	4,200,000	4,446,401

		53,974,783

Finance-Consumer Loans — 0.1%
SLM Corp. Senior Notes 5.05% due 11/14/2014	400,000	400,000
SLM Corp. Senior Notes 6.25% due 01/25/2016	1,700,000	1,768,000

		2,168,000

Finance-Investment Banker/Broker — 0.3%
Bear Stearns Cos. LLC Senior Notes 5.30% due 10/30/2015	400,000	418,354
Bear Stearns Cos. LLC Senior Notes 5.70% due 11/15/2014	2,650,000	2,653,903
Bear Stearns Cos. LLC Senior Notes 6.40% due 10/02/2017	900,000	1,017,779
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	1,300,000	1,511,242

		5,601,278

Food-Misc./Diversified — 0.8%
ConAgra Foods, Inc. FRS Senior Notes 0.60% due 07/21/2016	8,600,000	8,595,571
Kraft Foods Group, Inc. Senior Notes 1.63% due 06/04/2015	6,300,000	6,338,631

		14,934,202

Food-Retail — 0.2%
Kroger Co. FRS Senior Notes 0.76% due 10/17/2016	2,725,000	2,729,248

Independent Power Producers — 0.0%
Dynegy Finance I, Inc./Dynegy Finance II, Inc. Senior Sec. Notes 6.75% due 11/01/2019*	500,000	517,500
Dynegy Finance I, Inc./Dynegy Finance II, Inc. Senior Sec. Notes 7.38% due 11/01/2022*	200,000	211,500

		729,000

Insurance-Multi-line — 0.5%
Metropolitan Life Global Funding I Sec. Notes 1.70% due 06/29/2015*(4)	8,000,000	8,069,440

Medical-Hospitals — 0.1%
Tenet Healthcare Corp. Senior Notes 5.00% due 03/01/2019*	800,000	801,000

Multimedia — 0.9%
NBCUniversal Media LLC Company Guar. Notes 3.65% due 04/30/2015	7,829,000	7,952,236
Time Warner, Inc. Company Guar. Notes 3.15% due 07/15/2015	8,400,000	8,550,226

		16,502,462

Oil Companies-Integrated — 0.6%
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	9,300,000	9,969,581

Pharmacy Services — 0.8%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/2015	14,000,000	14,056,280

Schools — 0.5%
President and Fellows of Harvard College Notes 6.50% due 01/15/2039*	6,300,000	8,824,473

Special Purpose Entity — 0.0%
Murray Street Investment Trust I Company Guar. Notes 4.65% due 03/09/2017		300,000	320,286

Telephone-Integrated — 0.8%
BellSouth Corp. Company Guar. Notes 4.18% due 04/26/2021*(4)		14,800,000	15,032,508

Tobacco — 0.6%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018		111,000	143,069
Reynolds American, Inc. Company Guar. Notes 1.05% due 10/30/2015		10,000,000	10,019,080

			10,162,149

Trucking/Leasing — 0.5%
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.13% due 05/11/2015*(4)		9,100,000	9,204,805

Total U.S. Corporate Bonds & Notes (cost $342,496,961)			347,423,999

FOREIGN CORPORATE BONDS & NOTES — 11.5%
Auto/Truck Parts & Equipment-Original — 0.2%
Schaeffler Holding Finance BV Senior Notes 5.75% due 11/15/2021*	EUR	1,400,000	1,811,429
Schaeffler Holding Finance BV Senior Sec. Notes 6.25% due 11/15/2019*(4)		1,100,000	1,138,500

			2,949,929

Banks-Commercial — 4.8%
Abbey National Treasury Services PLC FRS Company Guar. Notes 0.74% due 03/13/2017		3,800,000	3,813,304
Banca Monte dei Paschi di Siena SpA Senior Notes 3.63% due 04/01/2019	EUR	3,500,000	4,384,481
Banco Santander SA VRS Jr. Sub Notes 6.25% due 09/11/2021(8)	EUR	3,200,000	3,870,128
Bank of Nova Scotia FRS Senior Notes 0.54% due 04/11/2017		13,300,000	13,293,523
Bankia SA VRS Notes 4.00% due 05/22/2024	EUR	7,400,000	9,111,028
Barclays Bank PLC Sub. Notes 7.63% due 11/21/2022		4,100,000	4,466,437
Barclays Bank PLC FRS Sub. Notes 14.00% due 06/15/2019(8)	GBP	1,100,000	2,287,572
BPCE SA FRS Company Guar. Notes 0.80% due 11/18/2016		5,000,000	5,010,075
Credit Suisse New York FRS Senior Notes 0.53% due 03/11/2016		7,900,000	7,895,734
Dexia Credit Local SA FRS Government Guar. Notes 0.62% due 11/07/2016*		14,900,000	14,962,476
DNB NOR Boligkreditt AS Bonds 2.90% due 03/29/2017*		6,000,000	6,181,608
Novo Banco SA Senior Notes 5.88% due 11/09/2015	EUR	1,400,000	1,703,094
Santander US Debt SAU Company Guar. Notes 3.72% due 01/20/2015*		1,400,000	1,408,764
Sberbank of Russia Via SB Capital SA Senior Notes 5.50% due 07/07/2015		4,700,000	4,769,607
VTB Bank OJSC Via VTB Capital SA Senior Notes 6.47% due 03/04/2015*(4)		3,000,000	3,018,300

			86,176,131

Banks-Money Center — 0.1%
Lloyds TSB Bank PLC Bank Guar. Notes 4.38% due 01/12/2015*		1,185,000	1,192,934
Lloyds TSB Bank PLC Bank Guar. Notes 5.80% due 01/13/2020*		600,000	696,132
Mizuho Bank, Ltd. FRS Company Guar. Notes 0.68% due 09/25/2017*(4)		300,000	299,827

			2,188,893

Banks-Special Purpose — 0.0%
Vnesheconombank Via VEB Finance PLC Senior Notes 5.38% due 02/13/2017*		800,000	803,000

Diamonds/Precious Stones — 0.0%
ALROSA Finance SA Company Guar. Notes 7.75% due 11/03/2020		500,000	518,125

Diversified Banking Institutions — 1.5%
Barclays PLC VRS Jr. Notes 6.50% due 09/15/2019(8)	EUR	900,000	1,102,008
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038		1,000,000	1,288,738
Lloyds Banking Group PLC VRS Jr. Notes 7.63% due 06/27/2023(8)	GBP	2,700,000	4,351,585
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015		8,500,000	8,621,440

Royal Bank of Scotland PLC Bank Guar. Notes 4.88% due 03/16/2015	8,780,000	8,909,575
UBS AG Senior Notes 5.75% due 04/25/2018	635,000	716,572
UBS AG Senior Notes 5.88% due 12/20/2017	1,104,000	1,243,552

		26,233,470

Diversified Minerals — 0.4%
Anglo American Capital PLC FRS Company Guar. Notes 1.18% due 04/15/2016*(4)	8,100,000	8,132,473

Electric-Generation — 0.0%
Electricite de France SA FRS Senior Notes 0.69% due 01/20/2017*	400,000	401,166

Food-Misc./Diversified — 0.1%
Tate & Lyle International Finance PLC Company Guar. Notes 6.63% due 06/15/2016*	2,300,000	2,501,556

Medical-Drugs — 0.6%
Teva Pharmaceutical Finance II BV / Teva Pharmaceutical Finance III LLC Company Guar. Notes 3.00% due 06/15/2015	10,000,000	10,150,650

Metal-Diversified — 0.3%
MMC Finance, Ltd. Senior Notes 5.55% due 10/28/2020*	5,200,000	5,174,000

Non-Ferrous Metals — 0.3%
Codelco, Inc. Senior Notes 3.00% due 07/17/2022*	4,800,000	4,634,390

Oil Companies-Exploration & Production — 0.8%
CNOOC Finance 2013, Ltd. Company Guar. Notes 1.13% due 05/09/2016	1,200,000	1,200,533
CNPC General Capital, Ltd. FRS Company Guar. Notes 1.13% due 05/14/2017*	5,000,000	5,008,690
Gaz Capital SA Senior Notes 8.15% due 04/11/2018	6,700,000	7,401,088

		13,610,311

Oil Companies-Integrated — 2.1%
Lukoil International Finance BV Company Guar. Notes 6.38% due 11/05/2014*	200,000	200,000
Pemex Project Funding Master Trust Company Guar. Notes 5.75% due 03/01/2018	7,800,000	8,621,340
Petrobras Global Finance BV FRS Company Guar. Notes 2.59% due 03/17/2017	1,400,000	1,404,900
Petrobras Global Finance BV Company Guar. Notes 6.25% due 03/17/2024	2,000,000	2,126,520
Petrobras International Finance Co. Company Guar. Notes 5.75% due 01/20/2020	7,800,000	8,233,914
Petrobras International Finance Co. Company Guar. Notes 7.88% due 03/15/2019	7,800,000	8,944,494
Petroleos Mexicanos Company Guar. Bonds 5.50% due 01/21/2021	7,800,000	8,623,290

		38,154,458

Paper & Related Products — 0.0%
Pabrik Kertas Tjiwi Kimia Tbk PT Sec. Notes 0.00% due 04/28/2027*(4)(6)	731,485	21,894
Pabrik Kertas Tjiwi Kimia Tbk PT FRS Sec. Notes 3.22% due 04/28/2018*(4)(6)	268,654	8,041
Pindo Deli Pulp & Paper Mills Sec. Notes 3.22% due 04/28/2027*(4)(6)	1,756,853	43,820
Pindo Deli Pulp & Paper Mills Sec. Notes 3.23% due 04/28/2018*(4)(6)	400,087	25,945

		99,700

Steel-Producers — 0.3%
Gerdau Trade, Inc. Company Guar. Notes 5.75% due 01/30/2021*	4,400,000	4,675,880

Total Foreign Corporate Bonds & Notes (cost $203,839,312)		206,404,132

U.S. GOVERNMENT AGENCIES — 3.3%
Federal Home Loan Mtg. Corp. — 0.1%
Federal Home Loan Mtg. Corp.
Series T-62, Class 1A1
1.32% due 10/25/2044 FRS(2)	108,617	113,635
Series T-61, Class 1A1
1.52% due 07/25/2044 FRS(2)	581,311	585,659
4.50% due 03/01/2041	117,664	127,511
4.50% due 05/01/2041	243,183	263,541

		1,090,346

Federal National Mtg. Assoc. — 2.9%
2.01% due 06/01/2035 FRS	74,358	77,588
4.00% due November TBA	1,000,000	1,061,719
4.50% due 08/01/2018	441,408	466,318
4.50% due 02/01/2025	237,774	257,175
4.50% due December TBA	33,000,000	35,691,562
4.50% due November TBA	13,000,000	14,088,750
5.00% due 02/01/2027	17,140	18,975
5.00% due 07/01/2027	179,253	198,450
5.00% due 03/01/2028	57,587	63,755

5.00% due 04/01/2028	202,666	224,371
5.00% due 05/01/2028	59,101	65,431
5.00% due 06/01/2028	112,675	124,742
5.00% due 07/01/2028	74,173	82,117
5.00% due 04/01/2029	161,232	179,092
5.00% due 05/01/2029	65,111	72,112
5.00% due 03/01/2034	37,387	41,867
5.00% due 07/01/2035	118,822	132,279
5.00% due 08/01/2035	56,724	63,154
5.00% due 09/01/2035	28,979	32,294

		52,941,751

Government National Mtg. Assoc. — 0.3%
4.50% due 01/15/2040	441,408	482,862
4.50% due 02/15/2040	544,542	595,816
4.50% due 03/15/2040	350,429	383,425
4.50% due 04/15/2040	775,824	848,687
4.50% due 05/15/2040	582,723	636,165
4.50% due 06/15/2040	313,711	342,959
4.50% due 08/15/2040	100,010	109,330
4.50% due 09/15/2040	11,736	12,840
4.50% due 10/15/2040	262,260	286,311
4.50% due 12/15/2040	312,134	340,759
4.50% due 02/15/2041	463,642	507,232
Government National Mtg. Assoc. REMIC FRS Series 2007-30, Class FH 0.46% due 05/20/2037(2)	246,298	246,184

		4,792,570

Total U.S. Government Agencies (cost $58,378,217)		58,824,667

U.S. GOVERNMENT TREASURIES — 18.6%
United States Treasury Bonds — 8.3%
1.75% due 01/15/2028 TIPS(9)	4,541,640	5,159,022
2.00% due 01/15/2026 TIPS(9)	14,381,400	16,619,505
2.38% due 01/15/2025 TIPS(9)	28,140,370	33,370,511
2.38% due 01/15/2027 TIPS(9)	12,502,806	15,059,042
2.50% due 01/15/2029 TIPS(9)	23,598,270	29,363,257
3.13% due 08/15/2044	33,800,000	34,217,227
3.38% due 05/15/2044	13,700,000	14,533,768

		148,322,332

United States Treasury Notes — 10.3%
0.13% due 01/15/2022 TIPS(9)	32,789,328	32,330,802
0.13% due 07/15/2022 TIPS(9)	53,476,412	52,728,598
0.13% due 01/15/2023 TIPS(9)	5,049,499	4,942,591
0.38% due 07/15/2023 TIPS(9)	42,213,556	42,223,434
0.63% due 07/15/2021 TIPS(9)	35,882,920	36,875,298
1.13% due 01/15/2021 TIPS(9)	14,353,284	15,159,537

		184,260,260

Total U.S. Government Treasuries (cost $333,347,200)		332,582,592

MUNICIPAL BONDS & NOTES — 4.0%
Bay Area Toll Authority Revenue Bonds Series S-1 7.04% due 04/01/2050	2,000,000	2,897,840
Bay Area Toll Authority BAY AREA TOLL-TXB-S3 6.91% due 10/01/2050	5,800,000	8,397,878
Buckeye Tobacco Settlement Financing Authority Revenue Bonds Series A-2 6.00% due 06/01/2042	1,000,000	792,460
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	800,000	991,048
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	2,300,000	2,849,263
County of Sacramento CA Revenue Bonds 7.80% due 10/01/2023	2,750,000	3,439,672
Dallas Convention Center Hotel Development Corp. Revenue Bonds 7.09% due 01/01/2042	3,800,000	4,929,094
District of Columbia Revenue Bonds Series E 5.59% due 12/01/2034	4,000,000	4,919,000
Energy Northwest Revenue Bonds 3.10% due 07/01/2023	700,000	714,406
Kentucky State Property & Building Commission Revenue Bonds Series C 4.30% due 11/01/2019	400,000	429,560
Kentucky State Property & Building Commission Revenue Bonds Series C 4.40% due 11/01/2020	500,000	539,115
Municipal Electric Authority of Georgia Build America Revenue Bonds 6.66% due 04/01/2057	3,600,000	4,524,300
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	5,000,000	7,305,150
New Jersey State Turnpike Authority Revenue Bonds Series B 5.00% due 01/01/2027	1,000,000	1,160,960

New York City Industrial Development Agency Revenue Bonds 2.30% due 03/01/2020		1,600,000	1,530,944
New York City Water & Sewer System Revenue Bonds 6.28% due 06/15/2042		2,500,000	2,902,275
New York State Thruway Authority Revenue Bonds 4.91% due 11/01/2024		500,000	566,225
State of California General Obligation Bonds 7.50% due 04/01/2034		2,600,000	3,749,330
State of California General Obligation Bonds 7.55% due 04/01/2039		3,000,000	4,505,550
State of California General Obligation Bonds 7.60% due 11/01/2040		5,800,000	8,807,184
State of California General Obligation Bonds 7.95% due 03/01/2036		3,600,000	4,451,292

Total Municipal Bonds & Notes (cost $68,661,816)			70,402,546

FOREIGN GOVERNMENT OBLIGATIONS — 16.7%
Sovereign — 16.7%
Bank of Korea Senior Notes 6.46% due 02/27/2017	MXN	20,000,000	1,513,110
Federative Republic of Brazil Notes zero coupon due 10/01/2015	BRL	67,740,000	24,621,668
Federative Republic of Brazil Notes zero coupon due 01/01/2017	BRL	121,700,000	38,225,607
Federative Republic of Brazil Notes zero coupon due 07/01/2018	BRL	9,700,000	2,555,509
Federative Republic of Brazil Notes zero coupon due 01/01/2016	BRL	18,000,000	6,351,656
Kingdom of Spain Bonds 2.10% due 04/30/2017	EUR	12,400,000	16,085,011
Kingdom of Spain Senior Notes 2.75% due 10/31/2024*	EUR	3,200,000	4,239,938
Kingdom of Spain Bonds 3.30% due 07/30/2016	EUR	38,300,000	50,292,145
Kingdom of Spain Bonds 3.80% due 01/31/2017	EUR	5,200,000	6,980,999
Kingdom of Spain Bonds 4.25% due 10/31/2016	EUR	5,200,000	6,991,360
Republic of Germany Bonds 0.75% due 04/15/2018(9)	EUR	26,279,320	34,375,669
Republic of Italy Bonds zero coupon due 12/31/2015	EUR	7,200,000	8,964,214
Republic of Italy Senior Bonds 3.75% due 09/01/2024	EUR	2,600,000	3,651,845
Republic of Italy Bonds 4.75% due 09/15/2016	EUR	14,100,000	18,997,096
Republic of Slovenia Senior Notes 4.70% due 11/01/2016*	EUR	2,000,000	2,702,621
Republic of Slovenia Senior Notes 4.70% due 11/01/2016	EUR	2,200,000	2,972,883
United Mexican States Bonds zero coupon due 11/13/2014	MXN	2,141,000,000	15,882,313
United Mexican States Bonds zero coupon due 12/11/2014	MXN	1,810,300,000	13,399,278
United Mexican States Bonds zero coupon due 12/24/2014	MXN	2,200,000,000	16,266,889
United Mexican States Bonds zero coupon due 01/08/2015	MXN	1,505,000,000	11,114,620
United Mexican States Bonds zero coupon due 01/22/2015	MXN	616,000,000	4,543,933
United Mexican States Bonds 9.50% due 12/18/2014	MXN	113,000,000	8,452,983

Total Foreign Government Obligations (cost $321,275,946)			299,181,347

LOANS(11)(12) — 0.8%
Auto-Cars/Light Trucks — 0.3%
Chrysler Group LLC FRS BTL-B 3.50% due 05/24/2017		4,974,293	4,942,169

Food-Misc./Diversified — 0.1%
H.J. Heinz Co. FRS BTL-B2 3.50% due 06/05/2020		1,716,621	1,704,463

Medical-Hospitals — 0.4%
HCA, Inc. FRS BTL-B5 2.90% due 03/31/2017		8,158,794	8,121,402

Total Loans (cost $14,873,404)			14,768,034

CONVERTIBLE PREFERRED SECURITIES — 0.1%
Banks-Super Regional — 0.1%
Wells Fargo & Co. Series L 7.50% (cost $2,015,764)	1,700	2,046,800

PREFERRED SECURITIES/CAPITAL SECURITIES — 2.2%
Banks-Commercial — 0.7%
Barclays Bank PLC FRS 7.70% due 04/25/2018(4)(8)	2,010,000	2,195,925
Rabobank Nederland FRS 11.00% due 06/30/2019(8)	7,800,000	10,179,000

		12,374,925

Banks-Money Center — 0.5%
Lloyds Bank PLC FRS 12.00% due 12/16/2024(8)	6,000,000	8,685,000

Banks-Super Regional — 0.6%
Wells Fargo & Co. FRS Series K 7.98% due 03/15/2018(8)	10,400,000	11,462,745

Diversified Banking Institutions — 0.1%
Royal Bank of Scotland Group PLC FRS 6.99% due 10/05/2017(8)	1,200,000	1,362,000

Diversified Financial Services — 0.3%
General Electric Capital Corp. FRS 6.25% due 12/15/2022(8)	5,000,000	5,468,950

Total Preferred Securities/Capital Securities (cost $36,121,613)		39,353,620

WARRANTS — 0.0%
Banks-Commercial — 0.0%
Central Bank of Nigeria Expires 11/15/2020 (strike price $250.00)†(6) (cost $0)	250	0

Total Long-Term Investment Securities (cost $1,614,131,767)		1,607,368,993

SHORT-TERM INVESTMENT SECURITIES — 7.9%
Certificates of Deposit — 0.5%
Intesa Sanpaolo SPA 1.65% due 04/07/2015	8,900,000	8,926,736

Commercial Paper — 6.1%
Bank of Nova Scotia 1.14% due 02/10/2015	14,000,000	12,379,078
ENI Finance USA, Inc. FRS 0.63% due 02/17/2015	9,400,000	9,402,407
Entergy Corp. 0.87% due 11/03/2014	6,800,000	6,799,671
Ford Motor Credit Co. 0.68% due 04/21/2015	6,200,000	6,179,974
Holcim US Finance Sarl & Cie SCS 0.38% due 11/14/2014	8,100,000	8,098,889
Royal Bank of Canada 1.37% due 05/07/2015	15,300,000	13,575,263
Sumitomo Mitsui Banking Corp. NY FRS 0.64% due 04/01/2015	8,200,000	8,207,839
Tesco Treasury Services PLC 1.00% due 08/18/2015(4)	15,700,000	15,573,528
Thermo Fisher Scientific, Inc. 0.41% due 11/05/2014	1,400,000	1,399,936
Vodafone Group PLC 0.51% due 06/01/2015	9,900,000	9,870,267
Vodafone Group PLC 0.55% due 04/01/2015	16,800,000	16,761,244

		108,248,096

U.S. Government Treasuries — 1.3%
United States Treasury Bills 0.01% due 11/06/20140	23,500,000	23,499,932

Total Short-Term Investment Securities (cost $141,588,626)		140,674,764

REPURCHASE AGREEMENTS — 4.5%
Agreement with Citigroup Global Markets, Inc., bearing interest at 0.16%, dated 10/31/2014, to be repurchased 11/03/2014 in the amount of $11,100,148 and collateralized by $10,750,000 of United States Treasury Notes, bearing interest at 2.63%, due 11/15/2020 and having an approximate value of $11,324,709	11,100,000	11,100,000
Agreement with HSBC Bank PLC, bearing interest at 0.16%, dated 10/31/2014, to be repurchased 11/03/2014 in the amount of $46,700,623 and collateralized by $48,000,000 of United States Treasury Notes, bearing interest at 0.25%, due 12/15/2015 and having an approximate value of $48,086,496	46,700,000	46,700,000
Agreement with HSBC Bank PLC, bearing interest at 0.11%, dated 10/22/2014, to be repurchased 11/05/2014 in the amount of $9,700,415 and collateralized by $10,211,500 of United States Treasury Notes, bearing interest at 1.63%, due 08/15/2022 and having an approximate value of $9,999,639	9,700,000	9,700,000
Agreement with Merrill Lynch Pierce Fenner & Smith, bearing interest at 0.16%, dated 10/31/2014, to be repurchased 11/03/2014 in the amount of $2,700,036 and collateralized by $2,424,000 of United States Treasury Bonds, bearing interest at 3.75%, due 11/15/2043 and having an approximate value of $2,789,197	2,700,000	2,700,000
Agreement with Morgan Stanley & Co. LLC, bearing interest at 0.17%, dated 10/31/2014, to be repurchased 11/03/2014 in the amount of $10,600,150 and collateralized by $11,128,600 of United States Treasury Bonds, bearing interest at 2.88%, due 05/15/2043 and having an approximate value of $10,849,516	10,600,000	10,600,000

Total Repurchase Agreements (cost $80,800,000)		80,800,000

TOTAL INVESTMENTS (cost $1,836,520,393) (10)	102.2%	1,828,843,757
Liabilities in excess of other assets	(2.2)	(39,222,146)

NET ASSETS	100.0%	$1,789,621,611

FORWARD SALES CONTRACTS — (0.1)%
U.S. Government Agencies— (0.1)%
Federal National Mtg. Assoc. 5.00% due November TBA	$(1,000,000)	$(1,107,266)

Government National Mtg. Assoc. 4.50% due December TBA	(1,000,000)	(1,091,172)

Total Forward Sales Contracts (proceeds $(2,191,094))		$(2,198,438)

AUD — Australian Dollar

BRL — Brazilian Real

EUR — Euro Dollar

GBP — British Pound

MXN — Mexican Peso

USD — United States Dollar

LIBOR — London Interbank Offered Rate

BBA — British Banking Association

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of October 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date.

The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2014, the aggregate value of these securities was $182,167,932 representing 10.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**	Denominated in United States Dollars unless otherwise indicated.
†	Non-income producing security
(1)	Collateralized Loan Obligation
(2)	Collateralized Mortgage Obligation
(3)	Commercial Mortgage Backed Security
(4)	Illiquid security. At October 31, 2014, the aggregate value of these securities was $94,186,320 representing 5.3% of net assets.
(5)	Interest Only
(6)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(7)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note I. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2014, the Total Return Bond Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
U.S. Corporate Bonds & Notes
Ally Financial, Inc. 2.50% due 03/15/2017	03/14/2014	$18,900,000	$18,900,000	$18,817,282	$99.56	1.05%

(8)	Perpetual maturity - maturity date reflects the next call date.
(9)	Principal amount of security is adjusted for inflation.
(10)	See Note 4 for cost of investments on a tax basis.
(11)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(12)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

Written Options on Currencies
Issue	Expiration Month	Strike Price		Notional Amount	Premiums Received	Value at October 31, 2014	Unrealized Appreciation / (Depreciation)
Call option to deliver U.S. dollars in exchange for Indian rupee with Goldman Sachs Bank	January 2015	INR	63.50	$2,300,000	$16,100	$10,796	$5,304
Call option to deliver Australian dollars in exchange for U.S. dollars with Bank of America NA@	January 2015	AUD	0.90	2,000,000	13,580	9,404	4,176
Call option to deliver U.S. dollars in exchange for Indian rupee with Barclays Bank PLC	January 2015	INR	63.90	2,000,000	10,900	8,120	2,780
Call option to deliver Australian dollars in exchange for U.S. dollars with Citibank NA@	December 2014	AUD	0.89	1,900,000	10,745	8,628	2,117
Call option to deliver U.S. dollars in exchange for Indian rupee with Barclays Bank PLC	February 2015	INR	64.25	2,000,000	16,900	14,328	2,572
Call option to deliver U.S. dollars in exchange for Indian rupee with Citibank NA	December 2014	INR	62.80	2,400,000	13,296	11,455	1,841
Call option to deliver U.S. dollars in exchange for Indian rupee with UBS AG Stamford	February 2015	INR	64.25	3,900,000	33,111	27,940	5,171
Call option to deliver U.S. dollars in exchange for Brazilian real with JP Morgan Chase Bank	January 2015	BRL	2.80	1,800,000	17,280	8,942	8,338
Call option to deliver U.S. dollars in exchange for Brazilian real with JP Morgan Chase Bank	January 2015	BRL	2.80	1,800,000	14,130	9,432	4,698
Call option to deliver U.S. dollars in exchange for Japanese yen with Bank of America NA@	November 2014	JPY	107.70	2,800,000	9,296	113,837	(104,541)
Call option to deliver U.S. dollars in exchange for Indian rupee with JP Morgan Chase Bank	December 2014	INR	63.00	2,300,000	13,501	7,917	5,584
Call option to deliver U.S. dollars in exchange for Indian rupee with Goldman Sachs Bank	February 2015	INR	63.85	700,000	5,971	5,945	26
Call option to deliver U.S. dollars in exchange for Brazilian real with Goldman Sachs Bank	January 2015	BRL	2.80	1,900,000	14,250	9,185	5,065
Call option to deliver U.S. dollars in exchange for Japanese yen with Barclays Bank PLC@	November 2014	JPY	108.25	2,000,000	7,120	71,634	(64,514)
Call option to deliver U.S. dollars in exchange for Indian rupee with HSBC Bank NA	February 2015	INR	63.85	1,200,000	10,200	10,192	8
Call option to deliver U.S. dollars in exchange for Mexican pesos with Goldman Sachs Bank@	December 2014	MXN	13.80	1,700,000	13,447	8,592	4,855
Call option to deliver U.S. dollars in exchange for Indian rupee with Barclays Bank PLC	January 2015	INR	63.27	3,900,000	27,300	28,025	(725)
Call option to deliver U.S. dollars in exchange for Mexican pesos with Goldman Sachs Bank@	January 2015	MXN	13.85	1,700,000	10,778	14,078	(3,300)
Call option to deliver U.S. dollars in exchange for Indian rupee with JP Morgan Chase Bank	January 2015	INR	63.40	1,500,000	9,555	9,555	—
Put option to deliver Japanese yen in exchange for U.S. dollars with Bank of America NA@	November 2014	JPY	97.00	2,700,000	3,726	—	3,726
Put option to deliver Japanese yen in exchange for U.S. dollars with Barclays Bank PLC@	November 2014	JPY	97.00	1,600,000	2,000	—	2,000
Put option to deliver Japanese yen in exchange for U.S. dollars with UBS AG Stamford@	November 2014	JPY	98.00	1,600,000	3,360	—	3,360
Put option to deliver U.S. dollars in exchange for Australian dollars with Citibank NA@	November 2014	AUD	0.86	1,800,000	10,608	3,018	7,590
Put option to deliver U.S. dollars in exchange for Australian dollars with UBS AG Stamford@	November 2014	AUD	0.86	1,800,000	9,076	1,416	7,660
Put option to deliver U.S. dollars in exchange for Australian dollars with Citibank NA@	November 2014	AUD	0.85	5,300,000	26,178	4,795	21,383
Put option to deliver Indian rupee in exchange for U.S. dollars with Barclays Bank PLC	January 2015	INR	60.90	2,000,000	10,900	8,244	2,656
Put option to deliver U.S. dollars in exchange for Australian dollars with Bank of America NA@	January 2015	AUD	0.84	2,000,000	11,491	7,220	4,271
Put option to deliver U.S. dollars in exchange for Australian dollars with Citibank NA@	December 2014	AUD	0.85	1,900,000	9,602	4,357	5,245
Put option to deliver U.S. dollars in exchange for Australian dollars with Citibank NA@	November 2014	AUD	0.85	2,000,000	11,098	1,336	9,762
Put option to deliver U.S. dollars in exchange for Australian dollars with Citibank NA@	November 2014	AUD	0.86	2,200,000	10,111	2,041	8,070
Put option to deliver U.S. dollars in exchange for Australian dollars with Bank of America NA@	November 2014	AUD	0.86	2,100,000	7,307	1,427	5,880
Put option to deliver U.S. dollars in exchange for Australian dollars with Barclays Bank PLC@	November 2014	AUD	0.86	2,000,000	9,150	5,882	3,268
Put option to deliver Brazilian real in exchange for U.S. dollars with JP Morgan Chase Bank	January 2015	BRL	2.30	1,800,000	14,130	3,413	10,717
Put option to deliver Brazilian real in exchange for U.S. dollars with JP Morgan Chase Bank	January 2015	BRL	2.30	1,800,000	13,320	3,368	9,952
Put option to deliver U.S. dollars in exchange for Australian dollars with Citibank NA@	November 2014	AUD	0.87	2,000,000	5,862	2,181	3,681
Put option to deliver U.S. dollars in exchange for Australian dollars with UBS AG Stamford@	November 2014	AUD	0.87	4,500,000	20,929	11,931	8,998
Put option to deliver Mexican pesos in exchange for U.S. dollars with Goldman Sachs Bank@	December 2014	MXN	13.20	1,700,000	6,358	4,590	1,768
Put option to deliver Mexican pesos in exchange for U.S. dollars with Goldman Sachs Bank@	January 2015	MXN	13.25	1,700,000	9,877	9,530	347
Put option to deliver U.S. dollars in exchange for Australian dollars with Bank of America NA@	November 2014	AUD	0.87	2,200,000	7,680	10,824	(3,144)
Put option to deliver U.S. dollars in exchange for Brazilian real with Goldman Sachs Bank	January 2015	BRL	2.30	1,900,000	8,075	3,530	4,545
Put option to deliver U.S. dollars in exchange for Japanese Yen with UBS AG Stamford@	January 2015	JPY	110.50	2,800,000	26,950	26,950	—
Put option to deliver U.S. dollars in exchange for Japanese Yen with UBS AG Stamford@	December 2014	JPY	110.00	3,500,000	16,013	16,013	—
Put option to deliver U.S. dollars in exchange for Japanese Yen with UBS AG Stamford@	December 2014	JPY	110.50	3,500,000	20,475	20,475	—

					$541,736	$540,546	$1,190

AUD — Australian Dollar

BRL — Brazilian Real

INR — Indian Rupee

JPY — Japanese Yen

MXN — Mexican Peso

USD — United States Dollar

@	Illiquid Security. At October 31, 2014, the aggregate value of these securities was $(67,342) representing (0.0%) of net assets.

Written Call Options on Exchange Traded Futures
Issue	Expiration Month	Strike Price		Number of Contracts	Premiums Received	Value at October 31, 2014	Unrealized Appreciation (Depreciation)
Eurex Euro-Bund	November 2014	EUR	151.00	38	$9,784	$26,191	$(16,407)
Eurex Euro-Bund	November 2014	EUR	151.50	120	57,291	52,632	4,659
Eurex Euro-Bund	November 2014	EUR	146.00	81	20,741	21,316	(575)

					$87,816	$100,139	$(12,323)

Written Put Options on Exchange Traded Futures
Issue	Expiration Month	Strike Price		Number of Contracts	Premiums Received	Value at October 31, 2014	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes	November 2014		$125.50	224	$41,452	$56,000	$(14,548)
CBOT 10 Year U.S. Treasury Notes	November 2014		126.00	290	87,913	122,344	(34,431)
Eurex Euro-Bund	November 2014	EUR	146.00	37	13,871	464	13,407

					$143,236	$178,808	$(35,572)

Written Options on Interest Rate Swap Contracts
Issue	Expiration Month	Strike Price		Notional Amount		Premiums Received	Value at October 31, 2014	Unrealized Appreciation / (Depreciation)
Call option to enter an interest rate swap with Goldman Sachs Bank USA for the obligation to pay a fixed rate of 1.80% versus the three month USD-LIBOR maturing on 01/22/2025	December 2014		1.80		$11,200,000	$19,958	$43,187	$(23,229)
Put option to enter an interest rate swap with Goldman Sachs Bank USA for the obligation to receive a fixed rate of 2.10% versus the three month USD-LIBOR maturing on 12/01/2014	December 2014		2.10		11,200,000	56,000	3,976	52,024
Put option to enter an interest rate swap with Morgan Stanley Capital Services, Inc. for the obligation to receive a fixed rate of 2.60% versus the three month USD-LIBOR maturing on 09/14/2015	September 2015		2.60		16,600,000	217,875	135,423	82,452
Put option to enter an interest rate swap with Morgan Stanley Capital Services, Inc. for the obligation to receive a fixed rate of 2.15% versus the three month USD-LIBOR maturing on 12/01/2014	December 2014		2.15		27,600,000	104,880	5,906	98,974
Call option to enter an interest rate swap with Morgan Stanley Capital Services, Inc. for the obligation to pay a fixed rate of 1.80% versus the three month USD-LIBOR maturing on 01/22/2025	December 2014		1.80		27,600,000	48,990	106,426	(57,436)
Put option to enter an interest rate swap with Morgan Stanley Capital Services, Inc. for the obligation to receive a fixed rate of 2.80% versus the three month USD-LIBOR maturing on 02/04/2025	February 2015		2.80		10,800,000	172,260	57,596	114,664
Call option to enter an interest rate swap with Goldman Sachs Bank USA for the obligation to pay a fixed rate of 1.20% versus the six month USD-EURIBOR maturing on 01/22/2025	January 2015	EUR	1.20	EUR	15,900,000	86,016	285,128	(199,112)
Put option to enter an interest rate swap with Goldman Sachs Bank USA for the obligation to receive a fixed rate of 1.60% versus the six month USD-EURIBOR maturing on 01/22/2025	January 2015	EUR	1.60	EUR	15,900,000	167,731	10,142	157,589
Put option to enter an interest rate swap with Royal Bank of Scotland PLC for the obligation to receive a fixed rate of 2.50% versus the three month USD-LIBOR maturing on 09/23/2020	September 2015		2.50		28,600,000	543,400	286,972	256,428
Put option to enter an interest rate swap with Morgan Stanley Capital Services, Inc. for the obligation to receive a fixed rate of 2.82% versus the three month USD-LIBOR maturing on 02/03/2025	January 2015		2.82		3,000,000	14,025	14,307	(282)
Put option to enter an interest rate swap with Morgan Stanley Capital Services, Inc. for the obligation to receive a fixed rate of 2.77% versus the three month USD-LIBOR maturing on 01/27/2020	January 2015		2.77		22,100,000	3,094	2,055	1,039
Put option to enter an interest rate swap with Morgan Stanley Capital Services, Inc. for the obligation to receive a fixed rate of 2.52% versus the three month USD-LIBOR maturing on 09/22/2020	September 2015		2.52		27,000,000	236,250	260,118	(23,868)
Call option to enter an interest rate swap with Goldman Sachs Bank USA for the obligation to pay a fixed rate of 0.45% versus the six month USD-EURIBOR maturing on 12/09/2019	December 2014	EUR	0.45	EUR	7,200,000	7,200	15,465	(8,265)
Put option to enter an interest rate swap with Goldman Sachs Bank USA for the obligation to receive a fixed rate of 0.63% versus the six month USD-EURIBOR maturing on 12/09/2019	December 2014	EUR	0.63	EUR	7,200,000	4,356	1,651	2,705
Put option to enter an interest rate swap with Morgan Stanley Capital Services, Inc. for the obligation to receive a fixed rate of 3.32% versus the three month USD-LIBOR maturing on 01/21/2045	January 2015		3.32		7,300,000	74,460	58,531	15,929
Call option to enter an interest rate swap with Morgan Stanley Capital Services, Inc. for the obligation to pay a fixed rate of 1.58% versus the three month USD-LIBOR maturing on 12/02/2019	November 2014		1.58		1,800,000	3,330	1,071	2,259
Put option to enter an interest rate swap with Morgan Stanley Capital Services, Inc. for the obligation to receive a fixed rate of 2.03% versus the three month USD-LIBOR maturing on 12/02/2019	November 2014		2.03		10,100,000	5,050	6,262	(1,212)
Put option to enter an interest rate swap with Morgan Stanley Capital Services, Inc. for the obligation to receive a fixed rate of 2.13% versus the three month USD-LIBOR maturing on 12/02/2019	November 2014		2.13		6,900,000	1,449	1,566	(117)
Put option to enter an interest rate swap with Goldman Sachs Bank USA for the obligation to receive a fixed rate of 2.08% versus the three month USD-LIBOR maturing on 12/02/2019	November 2014		2.08		2,500,000	1,188	953	235
Call option to enter an interest rate swap with Morgan Stanley Capital Services, Inc. for the obligation to pay a fixed rate of 1.78% versus the three month USD-LIBOR maturing on 12/02/2019	November 2014		1.78		115,100,000	670,452	381,902	288,556
Call option to enter an interest rate swap with Morgan Stanley Capital Services, Inc. for the obligation to pay a fixed rate of 1.68% versus the three month USD-LIBOR maturing on 11/18/2019	November 2014		1.68		42,100,000	127,352	38,816	88,536
Call option to enter an interest rate swap with Morgan Stanley Capital Services, Inc. for the obligation to pay a fixed rate of 1.03% versus the three month USD-LIBOR maturing on 11/18/2017	November 2014		1.03		14,700,000	15,876	2,249	13,627
Call option to enter an interest rate swap with Morgan Stanley Capital Services, Inc. for the obligation to pay a fixed rate of 1.58% versus the three month USD-LIBOR maturing on 11/18/2019	November 2014		1.58		31,200,000	40,560	6,739	33,821
Put option to enter an interest rate swap with Morgan Stanley Capital Services, Inc. for the obligation to receive a fixed rate of 2.15% versus the three month USD-LIBOR maturing on 12/02/2014	December 2014		2.15		16,400,000	52,480	4,034	48,446
Call option to enter an interest rate swap with Morgan Stanley Capital Services, Inc. for the obligation to pay a fixed rate of 1.85% versus the three month USD-LIBOR maturing on 01/22/2025	December 2014		1.85		18,800,000	37,600	98,926	(61,326)
Put option to enter an interest rate swap with Morgan Stanley Capital Services, Inc. for the obligation to receive a fixed rate of 3.30% versus the three month USD-LIBOR maturing on 02/03/2045	January 2015		3.30		3,800,000	43,700	43,700	—

						$2,755,538	$1,873,101	$882,437

EUR — Euro Dollar

USD — United States Dollar

EURIBOR — Euro Interbank Offered Rate

LIBOR — London Interbank Offered Rate

Over the Counter Written Call Options on Credit Indicies
Issue	Counterparty	Expiration Month	Strike Price		Notional Amount		Premiums Received	Value at October 31, 2014	Unrealized Appreciation (Depreciation)
ITRAXX Europe Series 22 Index	Citibank N.A.	January 2015	EUR	0.60	EUR	7,800,000	$13,232	$16,815	$(3,583)
ITRAXX Europe Series 22 Index	Goldman Sachs International	January 2015	EUR	0.60	EUR	2,500,000	3,041	5,389	(2,348)

							$16,273	$22,204	$(5,931)

Over the Counter Written Put Options on Credit Indicies
Issue	Counterparty	Expiration Month	Strike Price		Notional Amount		Premiums Received	Value at October 31, 2014	Unrealized Appreciation (Depreciation)
CDX North America Investment Grade Index	Citibank N.A.	December 2014		$0.95		$3,200,000	$4,000	$327	$3,673
CDX North America Investment Grade Index	Citibank N.A.	December 2014		0.90		4,200,000	4,780	621	4,159
CDX North America Investment Grade Index	Bank of America N.A	December 2014		0.85		4,800,000	5,640	1,032	4,608
ITAXX Europe Series 22 Index	Goldman Sachs International	January 2015	EUR	1.10	EUR	1,400,000	3,533	837	2,696
ITAXX Europe Series 22 Index	Goldman Sachs International	January 2015	EUR	1.20	EUR	3,100,000	7,667	1,161	6,506
ITAXX Europe Series 22 Index	Citibank N.A.	January 2015	EUR	1.00	EUR	4,400,000	10,443	4,436	6,007
ITAXX Europe Series 22 Index	Goldman Sachs International	January 2015	EUR	1.00	EUR	2,500,000	6,882	2,520	4,362
ITAXX Europe Series 22 Index	Citibank N.A.	December 2014	EUR	0.90	EUR	3,400,000	6,643	5,524	1,119

							$49,588	$16,458	$33,130

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of October 31, 2014	Unrealized Appreciation (Depreciation)
455	Long	Euro BTP	December 2014	$59,080,085	$59,295,600	$215,515
384	Short	Euro Bund	December 2014	57,635,568	57,949,440	(313,872)
1,385	Long	10 Year U.S. Treasury Notes	December 2014	173,365,248	175,007,734	1,642,486
1,263	Long	U.S. Treasury Long Bonds	December 2014	177,649,865	178,201,406	551,541
3,230	Long	90 Day Euribor	March 2015	805,408,740	805,400,500	(8,240)
1,548	Long	90 Day Euribor	December 2015	382,881,836	383,768,550	886,714
213	Long	90 Day Euribor	June 2016	52,443,508	52,544,438	100,930
43	Short	90 Day Sterling	March 2015	5,328,940	5,338,450	(9,510)
49	Short	90 Day Sterling	June 2015	6,059,652	6,075,388	(15,736)
43	Short	90 Day Sterling	September 2015	5,305,614	5,322,862	(17,248)

						$3,032,580

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	CAD	382,025	USD	341,000	11/04/2014	$2,048	$—
	CAD	15,094,368	USD	13,751,531	05/05/2015	425,864	—
	EUR	144,847,000	USD	193,953,088	11/20/2014	12,455,676	—
	EUR	5,400,000	USD	7,221,782	08/07/2015	441,289	—
	GBP	8,527,000	USD	13,771,105	12/11/2014	133,313	—
	ILS	47,641,009	USD	12,841,000	01/14/2015	270,763	—
	JPY	172,518,040	USD	1,700,000	08/07/2015	155,827	—
	MXN	128,054,975	USD	9,696,727	12/11/2014	220,918	—
	MXN	52,894,957	USD	3,925,000	12/18/2014	12,410	—
	USD	537,000	INR	33,057,720	11/24/2014	—	(871)
	USD	3,257,445	AUD	3,711,000	12/02/2014	—	(1,814)
	USD	42,472,568	JPY	4,600,000,000	12/15/2014	—	(1,422,806)
	USD	1,286,309	MXN	17,067,000	12/18/2014	—	(23,879)
	USD	9,194,000	ILS	34,795,612	01/14/2015	—	(13,063)
	USD	136,751	MXN	1,861,000	02/05/2015	523	—

						14,118,631	(1,462,433)

Barclays Bank PLC	EUR	2,267,000	USD	3,018,306	06/15/2015	173,276	—
	JPY	6,788,200,000	USD	63,029,193	12/02/2014	2,464,877	—
	USD	63,017,081	JPY	6,788,200,000	11/04/2014	—	(2,583,518)
	USD	65,995,389	EUR	51,245,000	11/20/2014	—	(1,783,946)
	USD	345,000	INR	21,307,200	12/05/2014	—	(239)
	USD	185,404	MXN	2,498,000	12/18/2014	—	(629)
	USD	1,325,221	MXN	17,969,000	02/05/2015	238	—
	USD	3,762,227	EUR	2,806,000	06/15/2015	—	(240,764)

						2,638,391	(4,609,096)

Citibank N.A.	AUD	11,173,000	USD	9,820,782	11/04/2014	—	(11,455)
	CAD	13,865,880	USD	12,658,107	02/10/2015	390,097	—
	EUR	104,789,000	USD	140,391,587	11/20/2014	9,087,988	—
	JPY	2,550,000,000	USD	23,241,919	11/04/2014	539,938	—
	JPY	1,520,000,000	USD	14,217,566	12/15/2014	653,297	—
	MXN	57,561,703	USD	4,278,870	12/18/2014	21,085	—
	USD	29,440,688	EUR	23,179,000	11/20/2014	—	(396,742)
	USD	1,739,589	MXN	22,933,458	12/18/2014	—	(43,222)

						10,692,405	(451,419)

Goldman Sachs International	AUD	7,332,000	USD	6,376,356	11/04/2014	—	(75,802)
	AUD	30,619,000	USD	26,975,339	12/02/2014	113,532	—
	EUR	45,087,000	USD	57,159,499	11/20/2014	664,205	—
	GBP	2,861,000	USD	4,576,379	12/11/2014	593	—
	ILS	51,765,706	USD	13,944,000	01/14/2015	285,448	—
	JPY	1,623,300,000	USD	15,204,261	11/04/2014	752,448	—
	MXN	212,547,283	USD	16,047,966	11/13/2014	292,764	—
	MXN	51,377,743	USD	3,900,549	12/11/2014	98,700	—
	MXN	206,062,568	USD	15,429,627	12/18/2014	187,372	—
	MXN	217,762,371	USD	16,521,556	12/24/2014	419,271	—
	MXN	60,822,803	USD	4,605,346	01/22/2015	115,218	—
	USD	27,029,596	AUD	30,619,000	11/04/2014	—	(84,884)
	USD	48,566,151	EUR	37,855,000	11/20/2014	—	(1,132,759)
	USD	13,549,266	GBP	8,463,000	12/11/2014	—	(13,833)
	USD	5,158,500	EUR	3,847,000	06/15/2015	—	(330,607)

						2,929,551	(1,637,885)

HSBC Bank USA NA	AUD	12,114,000	USD	10,512,331	11/04/2014	—	(147,986)
	DKK	2,446,000	USD	437,662	04/01/2015	25,434	—
	GBP	1,497,000	USD	2,417,229	12/11/2014	22,979	—
	JPY	653,312,179	USD	6,407,000	08/07/2015	559,339	—
	MXN	9,569,000	USD	717,962	12/18/2014	10,152	—
	MXN	27,690,000	USD	2,035,730	02/05/2015	—	(6,785)
	USD	1,143,000	INR	70,351,650	11/24/2014	—	(2,039)
	USD	6,050,272	JPY	658,900,000	12/02/2014	—	(171,566)

						617,904	(328,376)

JPMorgan Chase Bank N.A.	BRL	44,000,000	USD	18,931,245	01/05/2015	1,309,041	—
	BRL	6,325,115	USD	2,416,841	04/02/2015	—	(56,286)
	CAD	230,000	USD	201,887	11/17/2014	—	(2,043)
	EUR	6,048,000	USD	8,049,969	06/15/2015	459,874	—
	INR	33,068,460	USD	537,000	11/24/2014	697	—
	INR	21,307,200	USD	345,000	12/05/2014	239	—
	JPY	2,614,900,000	USD	24,028,707	11/04/2014	748,938	—
	JPY	1,713,000,000	USD	16,059,852	12/15/2014	773,277	—
	MXN	32,475,287	USD	2,416,000	12/18/2014	13,833	—
	USD	2,967,562	NOK	18,610,000	11/13/2014	—	(211,784)
	USD	12,595,504	EUR	9,481,000	11/20/2014	—	(715,541)
	USD	4,140,335	MXN	54,381,960	12/18/2014	—	(117,753)
	USD	352,536	MXN	4,807,000	02/05/2015	2,046	—
	USD	2,222,260	EUR	1,662,000	06/15/2015	—	(136,490)

						3,307,945	(1,239,897)

UBS AG	BRL	19,811,388	USD	7,959,257	12/02/2014	—	(45,160)
	BRL	79,833,666	USD	33,592,959	01/05/2015	1,619,205	—
	BRL	67,740,000	USD	26,549,290	10/02/2015	1,342,231	—
	BRL	18,000,000	USD	6,948,466	01/05/2016	416,618	—
	JPY	1,367,000,000	USD	12,815,465	12/15/2014	616,546	—
	MXN	19,400,204	USD	1,434,000	12/18/2014	—	(1,015)
	MXN	148,809,769	USD	11,301,893	01/08/2015	307,507	—
	USD	8,020,805	BRL	19,811,388	11/04/2014	—	(25,572)
	USD	4,535,689	JPY	490,200,000	12/02/2014	—	(162,125)
	USD	10,610,755	MXN	140,901,280	12/18/2014	—	(188,420)
	USD	18,367,773	BRL	44,000,000	01/05/2015	—	(745,569)
	USD	5,008,993	MYR	16,249,172	01/20/2015	—	(96,278)

						4,302,107	(1,264,139)

Westpac Banking Corp.	MXN	14,572,000	USD	1,070,801	02/05/2015	—	(4,082)

Net Unrealized Appreciation/(Depreciation)						$38,606,934	$(10,997,327)

Over the Counter Interest Rate Swap Contracts@

				Rates Exchanged
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
Bank of America NA	BRL	3,800	01/04/2021	11.680%	1-Year BRL-CDI	$(5,760)	$8,385
HSBC Bank USA NA	BRL	1,400	01/04/2021	11.680%	1-Year BRL-CDI	(123)	1,090
Morgan Stanley Capital Services LLC	BRL	2,000	01/04/2021	12.560%	1-Year BRL-CDI	16,616	8,922
UBS AG	BRL	3,400	01/04/2021	11.680%	1-Year BRL-CDI	(14,192)	16,540
	MXN	87,100	06/02/2021	7.500%	28-Day MXN-TIIE	198,853	495,260
	MXN	36,200	07/07/2021	5.610%	28-Day MXN-TIIE	(59,055)	55,388

							$585,585

				Rates Exchanged
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)

Bank of America NA	BRL	20,900	01/02/2015	8.440%	1-Year BRL-CDI	$20,107	$(126,311)
Bank of America NA	BRL	15,100	01/02/2015	7.585%	1-Year BRL-CDI	(5,387)	(195,692)
Bank of America NA	BRL	200	01/02/2017	10.770%	1-Year BRL-CDI	(1,003)	(167)
Bank of America NA	BRL	9,800	01/04/2021	11.500%	1-Year BRL-CDI	(8,736)	(10,029)
Barclays Bank PLC	BRL	2,200	01/02/2015	7.915%	1-Year BRL-CDI	(35)	(24,577)
Goldman Sachs Bank USA	BRL	18,900	01/02/2015	7.550%	1-Year BRL-CDI	(8,234)	(249,155)
Goldman Sachs Bank USA	BRL	219,200	01/02/2017	11.470%	1-Year BRL-CDI	217,372	(164,712)
Goldman Sachs Bank USA	BRL	400	01/02/2017	10.910%	1-Year BRL-CDI	(1,310)	(237)
Goldman Sachs Bank USA	BRL	1,200	01/04/2021	11.500%	1-Year BRL-CDI	1,979	(4,277)
Goldman Sachs Bank USA	BRL	1,500	01/04/2021	11.250%	1-Year BRL-CDI	(7,864)	(76)
HSBC Bank USA NA	BRL	7,500	01/02/2015	8.825%	1-Year BRL-CDI	2,416	(12,636)
HSBC Bank USA NA	BRL	11,700	01/02/2015	8.075%	1-Year BRL-CDI	3,518	(106,694)
HSBC Bank USA NA	BRL	48,100	01/02/2017	11.470%	1-Year BRL-CDI	27,479	(15,924)
Morgan Stanley Capital Services LLC	BRL	12,700	01/02/2015	7.795%	1-Year BRL-CDI	(408)	(144,873)
Morgan Stanley Capital Services LLC	BRL	19,900	01/02/2015	8.270%	1-Year BRL-CDI	(7,706)	(172,670)
Morgan Stanley Capital Services LLC	BRL	9,000	01/04/2021	11.500%	1-Year BRL-CDI	14,770	(32,003)
Morgan Stanley Capital Services LLC	MXN	54,300	10/10/2019	5.010%	28-Day MXN-TIIE	—	(26,246)
UBS AG	BRL	16,700	01/02/2015	8.560%	1-Year BRL-CDI	132	(121,591)
UBS AG	BRL	22,500	01/04/2021	11.500%	1-Year BRL-CDI	(32,203)	(10,879)
UBS AG	BRL	13,700	01/04/2021	11.250%	1-Year BRL-CDI	(21,243)	(51,271)

							(1,470,020)

						$329,983	$(884,435)

Centrally Cleared Interest Rate Swap Contracts@

			Rates Exchanged
	Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation/ Depreciation
GBP	31,100	9/18/2016	6 Month-GBP-LIBOR-BBA	1.500%	$(102,196)	$(136,512)
GBP	30,000	10/5/2016	6 Month-GBP-LIBOR-BBA	1.590%	599	(109,505)
GBP	13,000	10/5/2017	6 Month-GBP-LIBOR-BBA	1.880%	—	(97,934)
MXN	15,100	7/7/2021	5.610%	28-Day MXN-TIIE	2,244	(5,301)
MXN	33,300	9/14/2021	5.840%	28-Day MXN-TIIE	32,287	(10,090)
MXN	126,000	9/23/2021	5.877%	28-Day MXN-TIIE	—	112,821
MXN	34,900	9/30/2021	5.770%	28-Day MXN-TIIE	—	10,593
MXN	53,100	10/8/2021	5.570%	28-Day MXN-TIIE	—	(33,751)
MXN	4,500	9/10/2029	6.915%	28-Day MXN-TIIE	3,756	3,629
MXN	35,500	9/20/2029	6.710%	28-Day MXN-TIIE	—	6,654
MXN	152,000	6/8/2034	7.020%	28-Day MXN-TIIE	195,419	(152,555)
MXN	280,000	6/19/2034	6.810%	28-Day MXN-TIIE	251,165	(727,362)
USD	70,500	12/30/2014	0.087%	1-Day US-FED	—	(917)
USD	97,800	2/27/2015	0.089%	1-Day US-FED	(511)	(1,963)
USD	156,000	10/16/2019	1.650%	3 Month-USD-LIBOR-BBA	(55,948)	(670,681)
USD	42,300	6/19/2024	4.500%	3 month LIBOR	473,863	1,787,466
USD	16,700	6/19/2024	4.000%	3 month LIBOR	275,136	259,969
USD	108,000	6/19/2043	3 Month-USD-LIBOR-BBA	3.000%	5,883,410	(5,024,646)
USD	25,600	12/18/2043	3 Month-USD-LIBOR-BBA	2.800%	1,194,207	69,268

					$8,153,431	$(4,720,817)

BBA — British Banking Association

BRL — Brazilian Real

BRL-CDI — Brazil Interbank Deposit Rate

GBP — British Pound

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

TIIE —Tasa de Interés Interbancaria de Equilibrio (a benchmark Mexican Peso floating rate index)

USD — United States Dollar

Over the Counter Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection@ (3)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Counterparty	Implied Credit Spread at October 31, 2014(2)	Notional Amount(1)		Value at October 31, 2014(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
HSBC Bank PLC
4.000% due 01/15/2021	1.000	6/20/2019	Bank of America NA	0.4133%	EUR	3,200,000	$108,611	$49,411	$59,200
Bank of America Corp.
5.650% due 05/01/2018	1.000	9/20/2019	Barclays Bank PLC	0.6411%		$1,000,000	16,933	10,192	6,741
Berkshire Hathaway, Inc.
1.900% due 01/31/2017	1.000	12/20/2023	Barclays Bank PLC	0.9707%		9,300,000	21,993	(244,970)	266,963
Federative Republic of Brazil
12.250% due 03/06/2030	1.000	12/20/2019	Bank of America NA	1.5255%		18,000,000	(458,773)	(644,830)	186,057
Federative Republic of Brazil
12.250% due 03/06/2030	1.000	6/20/2019	Goldman Sachs International	1.4048%		10,000,000	(179,323)	(204,804)	25,481
Federative Republic of Brazil
12.250% due 03/06/2030	1.000	12/20/2019	HSBC Bank USA NA	1.5255%		2,100,000	(53,523)	(76,425)	22,902
Ford Motor Credit Co. LLC
5.000% due 05/15/2018	1.000	3/20/2019	Goldman Sachs International	0.7490%		4,900,000	881,402	882,861	(1,459)
Goldman Sachs Corp
5.950% due 01/18/2018	1.000	12/20/2017	Barclays Bank PLC	0.5127%		900,000	13,628	(22,220)	35,848
Goldman Sachs Corp
5.950% due 01/18/2018	1.000	12/20/2018	Barclays Bank PLC	0.6513%		3,600,000	50,631	38,099	12,532
Peoples Republic of China
4.250% due 10/28/2014	1.000	6/20/2019	Barclays Bank PLC	0.7037%		2,400,000	31,944	11,600	20,344
Peoples Republic of China
4.250% due 10/28/2014	1.000	6/20/2019	Citibank NA	0.7037%		25,000,000	332,758	271,602	61,156
Republic of Greece
2.000% due 02/24/2023	1.000	12/20/2015	Goldman Sachs International	9.3512%		1,500,000	(132,112)	(68,782)	(63,330)
Republic of Greece
2.000% due 02/24/2023	1.000	12/20/2015	Goldman Sachs International	9.3512%		2,100,000	(184,957)	(155,134)	(29,823)
Republic of Indonesia
6.880% due 03/09/2017	1.000	6/20/2019	Bank of America NA	1.2842%		10,000,000	(125,793)	(200,221)	74,428
Republic of Indonesia
6.880% due 03/09/2017	1.000	6/20/2019	Citibank NA	1.2842%		10,000,000	(125,793)	(200,221)	74,428
Republic of Italy
6.875% due 9/27/2023	1.000	9/20/2019	Bank of America NA	1.0855%		800,000	(3,177)	(368)	(2,809)
Republic of Italy
6.875% due 9/27/2023	1.000	9/20/2019	Barclays Bank PLC	1.0855%		200,000	(794)	—	(794)
Republic of Italy
6.875% due 9/27/2023	1.000	12/20/2019	Barclays Bank PLC	1.1113%		500,000	(2,702)	1,222	(3,924)
Republic of Italy
6.875% due 9/27/2023	1.000	12/20/2019	Citibank NA	1.1113%		100,000	(540)	196	(736)
Rosneft Oil Co.
3.149% due 06/06/2017	1.000	3/20/2015	Citibank NA	3.2903%		800,000	(7,060)	(4,031)	(3,029)
Russian Federation
7.500% due 03/31/2030	1.000	12/20/2014	Bank of America NA	1.7400%		2,800,000	(2,870)	(3,167)	297
Russian Federation
7.500% due 03/31/2030	1.000	6/20/2019	Citibank NA	2.3560%		11,200,000	(651,756)	(466,430)	(185,326)
Sberbank of Russia
5.499% due 07/07/2015	1.000	9/20/2015	Citibank NA	2.9155%		400,000	(6,776)	(5,659)	(1,117)
United Mexican States
5.950% due 03/19/2019	1.000	12/20/2019	Bank of America NA	0.7818%		100,000	1,079	691	388
United Mexican States
5.950% due 03/19/2019	1.000	6/20/2019	Bank of America NA	0.7064%		15,000,000	198,219	172,428	25,791
United Mexican States
5.950% due 03/19/2019	1.000	6/20/2019	Citibank NA	0.7064%		2,200,000	29,072	13,650	15,422
United Mexican States
5.950% due 03/19/2019	1.000	12/20/2019	Citibank NA	0.7818%		1,600,000	17,260	9,473	7,787
United Mexican States
5.950% due 03/19/2019	1.000	6/20/2019	Goldman Sachs International	0.7064%		5,000,000	66,073	57,476	8,597
United Mexican States
5.950% due 03/19/2019	1.000	12/20/2019	Goldman Sachs International	0.7818%		800,000	8,630	5,331	3,299

							$(157,716)	$(773,030)	$615,314

Over the Counter Credit Default Swaps on Credit Indicies — Sell Protection@ (3)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Counterparty	Implied Credit Spread at July 31, 2014(2)		Notional Amount(1)	Value at October 31, 2014(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ITRAXX Europe Series 22 Index	1.000	12/20/2019	Barclays Bank PLC	1.5600%	EUR	3,400,000	$(114,344)	$(208,459)	$94,115
ITRAXX Europe Series 22 Index	1.000	12/20/2019	Goldman Sachs International	1.5600%	EUR	3,000,000	(100,892)	(176,653)	75,761

							$(215,236)	$(385,112)	$169,876

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection@ (3)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Counterparty	Implied Credit Spread at July 31, 2014(2)		Notional Amount(1)	Value at October 31, 2014(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index	1.000	12/20/2019	Morgan Stanley & Co. LLC	0.6400%		$23,800,000	$421,372	$388,055	$33,317
ITRAXX Europe Series 22 Index	1.000	12/20/2019	Citigroup Global Markets, Inc.	0.6738%	EUR	20,800,000	427,529	223,838	203,691

							$848,901	$611,893	$237,008

EUR — Euro Dollar

@	Illiquid security. At October 31, 2014, the aggregate value of these securities was $(4,583,054) representing (0.3%) of net assets.

(1)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)	The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2014 (see Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities:
Diversified Financial Services	$—	$236,381,256	$—	$236,381,256
U.S. Corporate Bonds & Notes:
Diversified Banking Institutions	—	127,795,414	—	127,795,414
Finance-Auto Loans	—	35,157,501	18,817,282	53,974,783
Other Industries*	—	165,653,802	—	165,653,802
Foreign Corporate Bonds & Notes:
Paper & Related Products	—	—	99,700	99,700
Other Industries*	—	206,304,432	—	206,304,432
U.S. Government Agencies	—	58,824,667	—	58,824,667
U.S. Government Treasuries:
United States Treasury Bonds	—	148,322,332	—	148,322,332
United States Treasury Notes	—	184,260,260	—	184,260,260
U.S. Municipal Bonds & Notes	—	70,402,546	—	70,402,546
Foreign Government Obligations:
Sovereign	—	299,181,347	—	299,181,347
Loans	—	14,768,034	—	14,768,034
Convertible Preferred Securities	2,046,800	—	—	2,046,800
Preferred Securities/Capital Securities	—	39,353,620	—	39,353,620
Warrants	—	—	0	0
Short-Term Investment Securities:
Certificates of Deposits	—	8,926,736	—	8,926,736
Commercial Paper	—	108,248,096	—	108,248,096
U.S. Government Treasuries	—	23,499,932	—	23,499,932
Repurchase Agreements	—	80,800,000	—	80,800,000
Other Financial Instruments:@
Written Options on Currencies Contracts-Appreciation	—	177,414	—	177,414
Written Call Options on Exchange Traded Futures Contracts-Appreciation	4,659	—	—	4,659
Written Put Options on Exchange Traded Futures Contracts-Appreciation	13,407	—	—	13,407
Written Options on Interest Rate Swap Contracts-Appreciation	—	1,257,284	—	1,257,284
Over the Counter Written Put Options on Credit Indicies - Appreciation	—	33,130	—	33,130
Open Futures Contracts-Appreciation	3,397,186	—	—	3,397,186
Open Forward Foreign Currency Contracts-Appreciation	—	38,606,934	—	38,606,934
Over the Counter Interest Rate Swap Contracts-Appreciation	—	585,585	—	585,585
Centrally Cleared Interest Rate Swap Contracts-Appreciation	—	2,250,400	—	2,250,400
Over the Counter Credit Default Swaps on Corporate & Sovereign Issues - Sell Protection-Appreciation	—	907,661	—	907,661
Over the Counter Credit Default Swaps on Credit Indicies - Sell Protection-Appreciation	—	169,876	—	169,876
Centrally Cleared Credit Default Swaps on Credit Indicies - Sell Protection-Appreciation	—	237,008	—	237,008

Total	$5,462,052	$1,852,105,267	$18,916,982	$1,876,484,301

LIABILITIES:
Forward Sales Contracts	$—	$2,198,438	$—	$2,198,438
Other Financial Instruments:@
Written Options on Currencies Contracts - Depreciation	—	176,224	—	176,224
Written Call Options on Exchange Traded Futures Contracts-Depreciation	16,982	—	—	16,982
Written Put Options on Exchange Traded Futures Contracts - Depreciation	48,979	—	—	48,979
Written Options on Interest Rate Swap Contracts - Depreciation	—	374,847	—	374,847
Over the Counter Written Call Options on Credit Indicies - Depreciation	—	5,931	—	5,931
Open Futures Contracts-Depreciation	364,606	—	—	364,606
Open Forward Foreign Currency Contracts-Depreciation	—	10,997,327	—	10,997,327
Over the Counter Interest Rate Swap Contracts-Depreciation	—	1,470,020	—	1,470,020
Centrally Cleared Interest Rate Swap Contracts-Depreciation	—	6,971,217	—	6,971,217
Other the Counter Credit Default Swaps on Corporate & Sovereign Issues - Sell Protection-Depreciation	—	292,347	—	292,347

Total	$430,567	$22,486,351	$—	$22,916,918

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants

Balance as of 1/31/2014	$15,800,000	$—	$141,034	$0
Accrued discounts	—	—	9,325	—
Accrued premiums	—	—	(2)	—
Realized gain	—	—	18,123	—
Realized loss	—	—	—	—
Change in unrealized appreciation(1)	—	—	29,464	—
Change in unrealized depreciation(1)	(209,118)	—	(4,002)	—
Net purchases	18,900,000	—	—	—
Net sales	—	—	(94,242)	—
Transfers into Level 3	—	18,817,282	—	—
Transfers out of Level 3	(34,490,882)	—	—	—

Balance as of 10/31/2014	$—	$18,817,282	$99,700	$0

(1) The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at October 31, 2014 includes:

	Asset Backed Securities	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
	$—	$—	$(1,776)	$—

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 10/31/2014	Valuation Technique(s)	Unobservable Input(1)	Range
U.S. Corporate Bonds & Notes	$18,817,282	Market Approach	Benchmark Base Price	$114.074
Foreign Corporate Bond & Notes	$99,700	Market Approach	Benchmark Base Price	$100.139
Warrants	$0	Income Approach	Future Cash Flows*	$0

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are securities that lack marketability and may include assumptions made from non public and/or unaudited financial statements. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Balanced Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 59.6%
Advertising Agencies — 0.1%
Alliance Data Systems Corp.†	947	$268,332

Aerospace/Defense — 1.5%
Boeing Co.	7,200	899,352
General Dynamics Corp.	600	83,856
Northrop Grumman Corp.	10,600	1,462,376
Raytheon Co.	9,200	955,696

		3,401,280

Aerospace/Defense-Equipment — 0.3%
United Technologies Corp.	6,187	662,009

Agricultural Chemicals — 0.2%
Mosaic Co.	8,197	363,209

Agricultural Operations — 0.8%
Archer-Daniels-Midland Co.	29,300	1,377,100
Bunge, Ltd.	3,500	310,275

		1,687,375

Airlines — 1.2%
Alaska Air Group, Inc.	6,200	330,026
Delta Air Lines, Inc.	32,019	1,288,124
Southwest Airlines Co.	13,900	479,272
United Continental Holdings, Inc.†	12,621	666,515

		2,763,937

Apparel Manufacturers — 0.2%
Hanesbrands, Inc.	3,300	348,513
Ralph Lauren Corp.	789	130,059

		478,572

Applications Software — 1.9%
Citrix Systems, Inc.†	2,172	139,508
Intuit, Inc.	3,400	299,234
Microsoft Corp.	80,658	3,786,893

		4,225,635

Athletic Equipment — 0.1%
Jarden Corp.†	4,650	302,668

Audio/Video Products — 0.3%
Harman International Industries, Inc.	6,157	660,892

Auto-Cars/Light Trucks — 0.6%
General Motors Co.	39,324	1,234,774

Auto-Heavy Duty Trucks — 0.4%
PACCAR, Inc.	12,451	813,299

Auto/Truck Parts & Equipment-Original — 0.3%
Delphi Automotive PLC	7,100	489,758
Johnson Controls, Inc.	4,226	199,678

		689,436

Banks-Commercial — 0.1%
SVB Financial Group†	1,236	138,420

Banks-Super Regional — 2.6%
Fifth Third Bancorp	23,400	467,766
KeyCorp	16,500	217,800
PNC Financial Services Group, Inc.	8,200	708,398
Wells Fargo & Co.	82,701	4,390,596

		5,784,560

Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.	4,200	515,130

Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	13,829	579,158

Beverages-Wine/Spirits — 0.2%
Constellation Brands, Inc., Class A†	3,739	342,268

Brewery — 0.1%
Molson Coors Brewing Co., Class B	2,400	178,512

Building & Construction Products-Misc. — 0.2%
Fortune Brands Home & Security, Inc.	8,662	374,631

Building Products-Wood — 0.1%
Masco Corp.	10,273	226,725

Building-Residential/Commercial — 0.3%
D.R. Horton, Inc.	9,178	209,167
PulteGroup, Inc.	15,699	301,264
Toll Brothers, Inc.†	2,673	85,402

		595,833

Cable/Satellite TV — 0.8%
Charter Communications, Inc., Class A†	3,273	518,411
Comcast Corp., Class A	8,234	455,752
DISH Network Corp., Class A†	4,236	269,621
Time Warner Cable, Inc.	3,500	515,235

		1,759,019

Chemicals-Diversified — 1.2%
Axiall Corp.	2,777	111,913
Dow Chemical Co.	9,573	472,906
E.I. du Pont de Nemours & Co.	4,179	288,978
LyondellBasell Industries NV, Class A	7,000	641,410
PPG Industries, Inc.	5,377	1,095,241

		2,610,448

Commercial Services-Finance — 0.2%
H&R Block, Inc.	8,600	277,866
MasterCard, Inc., Class A	2,300	192,625

		470,491

Computer Services — 0.7%
Accenture PLC, Class A	11,119	901,973
Amdocs, Ltd.	5,300	251,962
Cognizant Technology Solutions Corp., Class A†	3,826	186,900
Computer Sciences Corp.	4,500	271,800

		1,612,635

Computers — 2.9%
Apple, Inc.	44,945	4,854,060
Hewlett-Packard Co.	47,928	1,719,657

		6,573,717

Computers-Integrated Systems — 0.2%
Brocade Communications Systems, Inc.	39,400	422,762

Computers-Memory Devices — 0.2%
SanDisk Corp.	4,900	461,286

Computers-Periphery Equipment — 0.1%
Lexmark International, Inc., Class A	4,400	189,904

Consumer Products-Misc. — 0.0%
Spectrum Brands Holdings, Inc.	1,100	99,649

Containers-Paper/Plastic — 0.2%
Sealed Air Corp.	14,300	518,375

Cosmetics & Toiletries — 0.5%
Colgate-Palmolive Co.	3,459	231,338
Procter & Gamble Co.	10,943	954,996

		1,186,334

Cruise Lines — 0.2%
Carnival Corp.	2,506	100,616
Royal Caribbean Cruises, Ltd.	4,478	304,370

		404,986

Data Processing/Management — 0.1%
Fidelity National Information Services, Inc.	5,563	324,824

Diversified Banking Institutions — 1.7%
Bank of America Corp.	69,051	1,184,915
Citigroup, Inc.	21,129	1,131,035
Goldman Sachs Group, Inc.	2,741	520,763
Morgan Stanley	27,149	948,858

		3,785,571

Diversified Manufacturing Operations — 0.4%
Danaher Corp.	2,191	176,156
Eaton Corp. PLC	2,715	185,679
Ingersoll-Rand PLC	2,987	187,046
Parker-Hannifin Corp.	1,600	203,248
SPX Corp.	2,715	257,355

		1,009,484

E-Commerce/Services — 0.6%
IAC/InterActiveCorp	4,000	270,760
Priceline Group, Inc.†	884	1,066,290

		1,337,050

Electric Products-Misc. — 0.1%
Emerson Electric Co.	3,522	225,619

Electric-Generation — 0.2%
AES Corp.	30,500	429,135

Electric-Integrated — 0.7%
Dominion Resources, Inc.	2,125	151,513
Edison International	1,164	72,843
Entergy Corp.	8,069	677,957
Exelon Corp.	7,176	262,570
NextEra Energy, Inc.	3,054	306,072

		1,470,955

Electronic Components-Semiconductors — 1.0%
Avago Technologies, Ltd.	13,699	1,181,539
Broadcom Corp., Class A	17,197	720,210
Freescale Semiconductor, Ltd.†	5,620	111,782
NVIDIA Corp.	6,500	127,010
Rovi Corp.†	6,800	141,984

		2,282,525

Electronic Forms — 0.3%
Adobe Systems, Inc.†	8,751	613,620

Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	678	82,350

Engineering/R&D Services — 0.4%
AECOM Technology Corp.†	9,400	305,970
Fluor Corp.	7,384	489,855

		795,825

Enterprise Software/Service — 0.9%
CA, Inc.	2,800	81,368
Oracle Corp.	47,603	1,858,897

		1,940,265

Entertainment Software — 0.2%
Activision Blizzard, Inc.	23,500	468,825

Finance-Credit Card — 1.4%
Discover Financial Services	20,300	1,294,734
Visa, Inc., Class A	7,973	1,924,921

		3,219,655

Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	4,623	132,542
TD Ameritrade Holding Corp.	3,280	110,667

		243,209

Finance-Other Services — 0.1%
Intercontinental Exchange, Inc.	708	147,469

Food-Meat Products — 0.1%
Tyson Foods, Inc., Class A	7,000	282,450

Food-Misc./Diversified — 0.3%
General Mills, Inc.	3,807	197,812
Ingredion, Inc.	2,400	185,400
Mondelez International, Inc., Class A	8,750	308,525

		691,737

Food-Retail — 0.5%
Kroger Co.	20,600	1,147,626

Gas-Distribution — 0.3%
CenterPoint Energy, Inc.	2,618	64,272
UGI Corp.	14,100	531,429

		595,701

Independent Power Producers — 0.2%
Dynegy, Inc.†	15,400	469,700

Instruments-Controls — 0.8%
Honeywell International, Inc.	19,581	1,882,126

Insurance Brokers — 0.5%
Marsh & McLennan Cos., Inc.	19,311	1,049,939
Willis Group Holdings PLC	1,200	48,636

		1,098,575

Insurance-Life/Health — 0.4%
CNO Financial Group, Inc.	13,300	241,129
Lincoln National Corp.	5,400	295,704
Prudential Financial, Inc.	4,122	364,962

		901,795

Insurance-Multi-line — 0.8%
ACE, Ltd.	13,479	1,473,255
Allstate Corp.	3,700	239,945
MetLife, Inc.	2,380	129,091

		1,842,291

Insurance-Property/Casualty — 0.2%
Travelers Cos., Inc.	4,800	483,840

Insurance-Reinsurance — 0.5%
Aspen Insurance Holdings, Ltd.	3,900	170,157
Axis Capital Holdings, Ltd.	166	7,991
Everest Re Group, Ltd.	3,200	546,080
PartnerRe, Ltd.	4,000	462,760

		1,186,988

Internet Content-Entertainment — 0.4%
Facebook, Inc., Class A†	10,005	750,275
Twitter, Inc.†	1,939	80,410

		830,685

Internet Security — 0.2%
VeriSign, Inc.†	8,700	519,912

Investment Management/Advisor Services — 1.0%
Affiliated Managers Group, Inc.†	830	165,826
Ameriprise Financial, Inc.	7,152	902,368
BlackRock, Inc.	1,844	629,007
Invesco, Ltd.	10,905	441,325

		2,138,526

Machinery-General Industrial — 0.1%
IDEX Corp.	3,200	239,712

Machinery-Pumps — 0.1%
Flowserve Corp.	2,042	138,836

Medical Instruments — 0.9%
Boston Scientific Corp.†	38,091	505,848
Medtronic, Inc.	20,500	1,397,280

		1,903,128

Medical Products — 0.4%
CareFusion Corp.†	2,700	154,899
Covidien PLC	1,067	98,633
Stryker Corp.	6,794	594,679

		848,211

Medical-Biomedical/Gene — 2.3%
Alexion Pharmaceuticals, Inc.†	768	146,964
Amgen, Inc.	9,300	1,508,274
Biogen Idec, Inc.†	2,481	796,600
Celgene Corp.†	6,065	649,501
Gilead Sciences, Inc.†	8,980	1,005,760
Vertex Pharmaceuticals, Inc.†	9,355	1,053,747

		5,160,846

Medical-Drugs — 2.8%
Abbott Laboratories	5,501	239,789
Allergan, Inc.	504	95,790
Bristol-Myers Squibb Co.	11,068	644,047
Johnson & Johnson	21,688	2,337,533
Merck & Co., Inc.	19,018	1,101,903
Pfizer, Inc.	59,330	1,776,933

		6,195,995

Medical-Generic Drugs — 0.1%
Actavis PLC†	579	140,546
Perrigo Co. PLC	719	116,083

		256,629

Medical-HMO — 2.1%
Aetna, Inc.	5,600	462,056
Cigna Corp.	1,374	136,809
Health Net, Inc.†	10,800	513,108
Humana, Inc.	4,604	639,265
UnitedHealth Group, Inc.	14,346	1,363,014
WellPoint, Inc.	11,800	1,494,942

		4,609,194

Medical-Wholesale Drug Distribution — 0.6%
McKesson Corp.	6,174	1,255,853

Metal-Aluminum — 0.3%
Alcoa, Inc.	41,316	692,456

Multimedia — 1.4%
Time Warner, Inc.	19,229	1,528,129
Twenty-First Century Fox, Inc., Class A	13,819	476,479
Twenty-First Century Fox, Inc., Class B	2,664	88,365
Viacom, Inc., Class B	15,400	1,119,272

		3,212,245

Networking Products — 0.1%
Cisco Systems, Inc.	13,647	333,942

Office Automation & Equipment — 0.2%
Pitney Bowes, Inc.	20,900	517,066

Oil & Gas Drilling — 0.2%
Patterson-UTI Energy, Inc.	22,800	525,084

Oil Companies-Exploration & Production — 1.6%
Anadarko Petroleum Corp.	1,641	150,611
ConocoPhillips	19,900	1,435,785
EOG Resources, Inc.	581	55,224
EQT Corp.	1,214	114,164
Occidental Petroleum Corp.	19,759	1,757,168

		3,512,952

Oil Companies-Integrated — 0.9%
Chevron Corp.	2,738	328,423
Exxon Mobil Corp.	6,508	629,389
Marathon Oil Corp.	2,162	76,535
Phillips 66	13,276	1,042,166

		2,076,513

Oil Field Machinery & Equipment — 0.6%
National Oilwell Varco, Inc.	17,600	1,278,464

Oil Refining & Marketing — 0.4%
Cheniere Energy, Inc.†	918	68,850
Marathon Petroleum Corp.	5,200	472,680
Tesoro Corp.	3,700	264,217

		805,747

Oil-Field Services — 1.6%
Baker Hughes, Inc.	7,200	381,312
Halliburton Co.	17,072	941,350
Schlumberger, Ltd.	22,450	2,214,917

		3,537,579

Poultry — 0.2%
Pilgrim’s Pride Corp.†	18,200	517,062

Real Estate Investment Trusts — 0.6%
American Capital Agency Corp.	11,300	256,962
American Tower Corp.	5,000	487,500
Annaly Capital Management, Inc.	14,800	168,868

Hospitality Properties Trust	2,500	74,025
RLJ Lodging Trust	8,900	286,758

		1,274,113

Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	2,900	92,800

Retail-Apparel/Shoe — 0.2%
Foot Locker, Inc.	5,200	291,252
Lululemon Athletica, Inc.†	5,233	217,954

		509,206

Retail-Building Products — 0.9%
Home Depot, Inc.	5,220	509,054
Lowe’s Cos., Inc.	24,608	1,407,578

		1,916,632

Retail-Discount — 0.3%
Big Lots, Inc.	11,500	524,975
Costco Wholesale Corp.	1,301	173,514
Dollar Tree, Inc.†	700	42,399

		740,888

Retail-Drug Store — 0.4%
CVS Health Corp.	11,406	978,749

Retail-Major Department Stores — 0.2%
TJX Cos., Inc.	5,943	376,311

Retail-Regional Department Stores — 0.4%
Dillard’s, Inc., Class A	4,300	454,768
Kohl’s Corp.	1,700	92,174
Macy’s, Inc.	7,900	456,778

		1,003,720

Retail-Restaurants — 0.4%
Burger King Worldwide, Inc.	8,900	290,852
Starbucks Corp.	3,684	278,363
Yum! Brands, Inc.	3,603	258,804

		828,019

Schools — 0.4%
Apollo Education Group, Inc.†	15,800	452,828
Graham Holdings Co., Class B	435	340,866

		793,694

Semiconductor Components-Integrated Circuits — 0.4%
QUALCOMM, Inc.	11,376	893,130

Semiconductor Equipment — 1.2%
KLA-Tencor Corp.	18,204	1,440,846
Lam Research Corp.	15,402	1,199,200

		2,640,046

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	1,700	179,894

Steel-Producers — 0.3%
United States Steel Corp.	14,676	587,627

Telephone-Integrated — 1.1%
AT&T, Inc.	16,900	588,796
CenturyLink, Inc.	8,834	366,435
Frontier Communications Corp.	33,000	215,820
Verizon Communications, Inc.	26,897	1,351,574

		2,522,625

Television — 0.1%
CBS Corp., Class B	5,516	299,078

Tobacco — 0.5%
Lorillard, Inc.	8,400	516,600
Philip Morris International, Inc.	5,797	515,991

		1,032,591

Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc.	1,071	100,288

Transport-Rail — 0.3%
CSX Corp.	10,966	390,719
Union Pacific Corp.	1,987	231,386

		622,105

Vitamins & Nutrition Products — 0.2%
Herbalife, Ltd.	7,500	393,450

Web Portals/ISP — 1.1%
Google, Inc., Class A†	1,471	835,337
Google, Inc., Class C†	2,358	1,318,310
Yahoo!, Inc.†	7,900	363,795

		2,517,442

Total Common Stocks (cost $108,335,974)		132,964,516

ASSET BACKED SECURITIES — 10.0%
Diversified Financial Services — 10.0%
American Home Mtg. Assets LLC FRS Series 2006-2, Class 1A1 1.08% due 09/25/2046(1)	$71,212	50,714
Banc of America Commercial Mtg. Trust Series 2006-4, Class AM 5.68% due 07/10/2046(2)	155,000	166,558
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class A4 5.73% due 05/10/2045(2)	270,000	283,772
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class AM 5.77% due 05/10/2045(2)	190,000	203,293
Banc of America Merrill Lynch Commercial Mtg., Inc. VRS Series 2005-4, Class A5B 5.00% due 07/10/2045(2)	145,000	148,661
Banc of America Merril Lynch Commercial Mtg., Inc., VRS Series 2006-2, Class AJ 5.77% due 05/10/2045(2)	190,000	199,622
Banc of America Mtg. Trust FRS Series 2005-RP3, Class 1A2 2.65% due 07/25/2033(1)	106,962	107,336
Banc of America Mtg. Trust Series 2004-5, Class 3A2 4.75% due 06/25/2019(1)	12,907	13,261

Bear Stearns Commercial Mtg. Securities Trust Series 2006-PW14, Class A4 5.20% due 12/11/2038(2)	340,000	364,077
Bear Stearns Commercial Mtg. Securities Trust Series 2006-PW14, Class AM 5.24% due 12/11/2038(2)	55,000	58,979
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2006-PW11, Class A4 5.43% due 03/11/2039(2)	311,552	324,455
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2006-PW13, Class AM 5.58% due 09/11/2041(2)	155,000	165,053
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2006-PW12, Class A4 5.70% due 09/11/2038(2)	142,425	150,860
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW16, Class AM 5.71% due 06/11/2040(2)	285,000	312,262
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class AM 5.89% due 06/11/2050(2)	340,000	374,975
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-T28, Class AJ 5.96% due 09/11/2042(2)	260,000	281,786
CFC LLC Series 2014-2A, Class B 2.64% due 11/16/2020*	50,000	50,182
CFC LLC Series 2014-2A, Class C 3.24% due 11/16/2020*	70,000	70,283
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(2)	105,000	110,221
Citigroup Commercial Mtg. Trust Series 2006-C5, Class A4 5.43% due 10/15/2049(2)	205,000	218,372
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-HE1, Class M1 0.48% due 01/25/2036	237,853	232,874
Citigroup Mtg. Loan Trust, Inc. FRS Series 2003-HE3, Class A 0.53% due 12/25/2033	96,940	92,783
Citigroup Mtg. Loan Trust, Inc. Series 2007-12 Class 2A1 6.50% due 10/25/2036*(1)	206,981	162,220
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2005-CD1, Class C 5.23% due 07/15/2044(2)	105,000	107,430
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2006-CD2, Class AM 5.35% due 01/15/2046(2)	145,000	151,842
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD4, Class AMFX 5.37% due 12/11/2049(2)	380,000	397,438
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class AJ 6.11% due 11/15/2044(2)	100,000	109,145
Citigroup/Deutsche Bank Mtg. Trust VRS Series 2007-CD5, Class AM 6.11% due 11/15/2044(2)	265,000	293,397
Citimortgage Alternative Loan Trust Series 2007-A1, Class 1A7 6.00% due 01/25/2037(1)	186,575	154,752
Colony American Homes, Inc. FRS Series 2014-1A, Class A 1.40% due 05/17/2031*	99,044	98,887
Commercial Mtg. Trust Series 2014-CR20, Class A4 3.59% due 11/10/2047(2)	110,000	112,644
Commercial Mtg. Trust Pass Through Certs. FRS Pass Through Certs. Series 2014-KYO, Class B 1.45% due 06/11/2027*(2)	440,000	439,457
Commercial Mtg. Trust Pass Through Certs. FRS Series 2011-FL1, Class A 2.18% due 07/17/2028*(2)	10,129	10,127
Commercial Mtg. Trust Pass Through Certs. FRS Series 2013-FL3, Class B 2.30% due 10/13/2028*(2)	160,000	162,484
Commercial Mtg. Trust Pass Through Certs. Series 2014-CR17, Class A5 3.98% due 05/10/2047(2)	140,000	148,229
Commercial Mtg. Trust Pass Through Certs. Series 2013-CR11, Class A4 4.26% due 10/10/2046(2)	225,000	244,102
Commercial Mtg. Trust Pass Through Certs. VRS Series 2005-GG3, Class B 4.89% due 08/10/2042(2)	220,000	220,778
Countrywide Alternative Loan Trust FRS Series 2006-OA9, Class 1A1 0.36% due 07/20/2046(1)	366,509	268,802
Countrywide Alternative Loan Trust Series 2006-J5, Class 1A1 6.50% due 09/25/2036(1)	398,760	361,468
Countrywide Asset-Backed Certs. FRS Series 2005-5, Class M2 0.64% due 10/25/2035	148,303	146,695

Countrywide Home Loan Mtg. Pass Through Trust Series 2005-21, Class A2 5.50% due 10/25/2035(1)	65,352	65,982
Credit Suisse Commercial Mtg. Trust VRS Series 2006-C1, Class AJ 5.46% due 02/15/2039(2)	180,000	187,872
Credit Suisse Commercial Mtg. Trust VRS Series 2006-C1, Class A4 5.46% due 02/15/2039(2)	130,000	135,288
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-AR8, Class 2A1 2.46% due 09/25/2034(1)	42,801	42,658
DBUBS Mtg. Trust Series 2011-LC3A, Class A2 3.64% due 08/10/2044(2)	150,000	155,784
First Franklin Mtg. Loan Trust FRS Series 2005-FF8, Class A2D 0.53% due 09/25/2035	29,319	29,198
First Franklin Mtg. Loan Trust FRS Series 2004-FF4, Class M1 1.01% due 06/25/2034	307,737	272,956
Greenwich Capital Commerical Funding Corp. VRS Series 2005-GG3, Class A4 4.80% due 08/10/2042(2)	10,710	10,704
GS Mtg. Securities Corp. II Series 2006-GG8, Class A4 5.56% due 11/10/2039(2)	385,000	410,777
GS Mtg. Securities Corp. II Series 2006-GG8, Class AM 5.59% due 11/10/2039(2)	780,000	836,431
GS Mtg. Securities Trust VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(2)	1,000,000	1,037,692
GSAMP Trust FRS Series 2006-FM1, Class A2C 0.31% due 04/25/2036	330,949	229,156
GSAMP Trust FRS Series 2006-NC1, Class A2 0.33% due 02/25/2036	115,460	112,280
GSAMP Trust FRS Series 2005-SEA2, Class M1 0.67% due 01/25/2045*	65,000	61,102
JP Morgan Mortgage Trust Series S1, Class 1A7 5.00% due 09/25/2034(1)	355,782	370,068
JPMorgan Chase Commercial Mtg. Securities Trust Series 2005-LDP2, Class ASB 4.66% due 07/15/2042(2)	5,059	5,058
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2005-LDP1, Class B 5.23% due 03/15/2046(2)	200,000	201,017
JPMorgan Chase Commercial Mtg. Securities Trust Series 2006-LDP8, Class AM 5.44% due 05/15/2045(2)	330,000	351,852
LB-UBS Commercial Mtg. Trust Series 2005-C3, Class A5 4.74% due 07/15/2030(2)	65,333	65,949
LB-UBS Commercial Mtg. Trust VRS Series 2006-C6, Class AJ 5.45% due 09/15/2039(2)	425,000	447,006
Lehman Mtg. Trust Series 2007-4, Class 4A1 6.00% due 05/25/2037(1)	32,619	31,638
Long Beach Mortgage Loan Trust FRS Series 2004-3, Class M1 1.01% due 07/25/2034	170,851	164,513
Merrill Lynch Mtg. Trust VRS Series 2005-CIP1, Class A4 5.05% due 07/12/2038(2)	120,000	122,136
Merrill Lynch Mtg. Trust VRS Series 2005-CIP1, Class AM 5.11% due 07/12/2038(2)	25,000	25,595
Merrill Lynch Mtg. Trust VRS Series 2005-CK11, Class A6 5.29% due 11/12/2037(2)	888,367	909,922
Merrill Lynch Mtg. Trust VRS Series 2006-C1, Class A4 5.67% due 05/12/2039(2)	180,000	189,093
Merrill Lynch Mtg. Trust VRS Series 2007-C1, Class A1A 5.84% due 06/12/2050(2)	346,580	371,826
Merrill Lynch/Countrywide Commercial Mtg. Trust Pass Through Certs. Series 2006-4, Class AM 5.20% due 11/12/2016(2)	175,000	187,788
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A4 2.86% due 11/15/2045(2)	140,000	138,845
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.92% due 02/15/2046(2)	55,000	54,522
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8, Class A4 3.13% due 12/15/2048(2)	175,000	175,514
Morgan Stanley Capital I Trust VRS Series 2006-T21, Class A4 5.16% due 10/12/2052(2)	280,000	288,859
Morgan Stanley Capital I Trust VRS Series 2005-HQ7, Class AJ 5.21% due 11/14/2042(2)	330,000	339,059
Morgan Stanley Capital I Trust Series 2006-HQ10, Class A4 5.33% due 11/12/2041(2)	142,266	151,589
Morgan Stanley Capital I Trust Series 2006-IQ12 Class A4 5.33% due 12/15/2043(2)	250,899	267,627

Morgan Stanley Capital I Trust Series 2006-HQ10, Class AM 5.36% due 11/12/2041(2)	355,000	380,001
Morgan Stanley Capital I Trust VRS Series 2006-HQ8, Class A4 5.41% due 03/12/2044(2)	161,723	167,390
Morgan Stanley Capital I Trust VRS Series 2006-HQ8, Class AM 5.46% due 03/12/2044(2)	105,000	110,232
Morgan Stanley Capital I Trust VRS Series 2006-T23, Class AJ 5.81% due 08/12/2041(2)	245,000	260,837
Morgan Stanley Capital I Trust VRS Series 2006-T23, Class AM 5.81% due 08/12/2041(2)	370,000	397,430
Morgan Stanley Capital I Trust VRS Series 2007-IQ16, Class AM 6.09% due 12/12/2049(2)	475,000	526,671
Morgan Stanley Re-REMIC Trust VRS Series 2009-GG10, Class A4A 5.80% due 08/12/2045*(2)	592,399	642,489
Option One Mtg. Loan Trust FRS Series 2004-3, Class M2 1.01% due 11/25/2034	90,201	86,157
Park Place Securities, Inc. FRS Series 2005-WHQ2, Class M1 0.57% due 05/25/2035	290,000	287,684
Park Place Securities, Inc. FRS Pass Through Certs. Series 2005-WHQ1, Class M2 0.65% due 03/25/2035	103,716	102,823
PFP III, Ltd. FRS Series 2014-1, Class A 1.32% due 06/14/2031*(2)	164,820	164,273
Renaissance Home Equity Loan Trust FRS Series 2005-2, Class AV3 0.52% due 08/25/2035	255,725	230,330
Residential Asset Mtg. Products Trust FRS Series 2005-RS4, Class M1 0.58% due 04/25/2035	79,232	78,494
Santander Drive Auto Receivables Trust Series 2014-2, Class A2A 0.75% due 07/17/2017	555,000	555,135
Wachovia Bank Commercial Mtg. Trust Series 2005-C18, Class A4 4.94% due 04/15/2042(2)	52,565	52,829
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C18, Class AJ2 5.02% due 04/15/2042(2)	225,000	228,308
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C17, Class A4 5.08% due 03/15/2042(2)	62,365	62,628
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C21, Class B 5.24% due 10/15/2044(2)	200,000	204,256
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C21, Class A4 5.24% due 10/15/2044(2)	73,060	74,921
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class A4 5.42% due 01/15/2045(2)	209,898	216,817
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C25, Class A5 5.71% due 05/15/2043(2)	195,000	206,917
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C25, Class A4 5.71% due 05/15/2043(2)	147,670	154,393
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C27, Class AM 5.80% due 07/15/2045(2)	105,000	111,803
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/2045(2)	190,000	202,305
Washington Mutual Mtg. Pass Through Certs. Series 2006-5, Class 2CB1 6.00% due 07/25/2036(1)	122,595	93,829
Wells Fargo Home Equity Trust VRS Series 2004-2, Class AI6 5.00% due 10/25/2034	13,668	13,757
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR8, Class 1A1 2.61% due 06/25/2035(1)	284,508	288,796
Wells Fargo Mtg. Backed Securities Trust Series 2005-2, Class 2A1 4.75% due 04/25/2020(1)	13,029	13,460
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/2037(1)	136,978	138,633
WF-RBS Commercial Mtg. Trust Series 2012-C10, Class A3 2.88% due 12/15/2045(2)	110,000	108,943
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(2)	105,000	111,263

Total Asset Backed Securities (cost $23,114,618)		22,291,436

U.S. CORPORATE BONDS & NOTES — 9.7%
Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 5.38% due 03/15/2044	70,000	74,458

Applications Software — 0.0%
Microsoft Corp. Senior Notes 4.88% due 12/15/2043	30,000	33,946

Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	20,000	20,405

Banks-Commercial — 0.2%
Discover Bank Senior Notes 4.20% due 08/08/2023	250,000	261,939
HSBC USA, Inc. Senior Notes 2.38% due 02/13/2015	230,000	231,275

		493,214

Banks-Super Regional — 0.3%
Wachovia Bank NA FRS Sub. Notes 0.62% due 11/03/2014	195,000	195,000
Wells Fargo & Co. Senior Notes 3.68% due 06/15/2016	395,000	412,855
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	110,000	122,996

		730,851

Brewery — 0.1%
SABMiller Holdings, Inc. Company Guar. Notes 2.45% due 01/15/2017*	200,000	204,418

Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series B 6.50% due 11/15/2022	185,000	191,475

Cable/Satellite TV — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.38% due 06/01/2020	145,000	155,422
Comcast Corp. Company Guar. Notes 6.30% due 11/15/2017	40,000	45,671
Comcast Corp. Company Guar. Notes 6.50% due 01/15/2017	65,000	72,583
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	105,000	106,691
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	155,000	172,050

		552,417

Casino Hotels — 0.1%
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	150,000	172,875

Cellular Telecom — 0.0%
Sprint Communications Company Guar. Notes 9.00% due 11/15/2018*	60,000	70,575

Chemicals-Diversified — 0.1%
Dow Chemical Co. Senior Notes 4.63% due 10/01/2044	150,000	147,471

Chemicals-Plastics — 0.1%
Hexion US Finance Corp. Senior Sec. Notes 6.63% due 04/15/2020	135,000	135,000

Chemicals-Specialty — 0.1%
Ashland, Inc. Company Guar. Notes 4.75% due 08/15/2022	165,000	166,237
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	135,000	136,013

		302,250

Coal — 0.1%
Peabody Energy Corp. Company Guar. Notes 6.25% due 11/15/2021	150,000	142,031

Computer Services — 0.1%
International Business Machines Corp. Senior Notes 3.63% due 02/12/2024	195,000	199,752

Computers — 0.1%
Apple, Inc. Senior Notes 3.85% due 05/04/2043	100,000	95,489
Apple, Inc. Senior Notes 4.45% due 05/06/2044	60,000	62,780

		158,269

Consumer Products-Misc. — 0.1%
Central Garden and Pet Co. Company Guar. Notes 8.25% due 03/01/2018	50,000	49,812
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	140,000	145,600

		195,412

Data Processing/Management — 0.1%
First Data Corp. Sec. Notes 8.75% due 01/15/2022*(3)	145,000	158,412
First Data Corp. Senior Sec. Notes 8.88% due 08/15/2020*	130,000	140,725

		299,137

Dialysis Centers — 0.0%
Fresenius Medical Care US Finance, Inc. Company Guar. Notes 5.75% due 02/15/2021*	100,000	107,375

Distribution/Wholesale — 0.1%
HD Supply, Inc. Senior Sec. Notes 8.13% due 04/15/2019	125,000	135,000

Diversified Banking Institutions — 1.2%
Bank of America Corp. Senior Notes 3.63% due 03/17/2016	135,000	139,768
Bank of America Corp. Senior Notes 3.75% due 07/12/2016	15,000	15,658
Bank of America Corp. Senior Notes 3.88% due 03/22/2017	300,000	316,211
Bank of America Corp. Senior Notes 4.50% due 04/01/2015	60,000	60,970
Bank of America Corp. Senior Notes 4.88% due 04/01/2044	60,000	64,255
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	180,000	196,694
Citigroup, Inc. FRS Sub. Notes 0.50% due 06/09/2016	165,000	163,600
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	120,000	121,463
Citigroup, Inc. Senior Notes 4.95% due 11/07/2043	120,000	131,163
Citigroup, Inc. Sub. Notes 5.30% due 05/06/2044	25,000	26,570
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	30,000	38,147
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	210,000	211,960
Goldman Sachs Group, Inc. Senior Notes 2.63% due 01/31/2019	70,000	70,521
Goldman Sachs Group, Inc. Senior Notes 2.90% due 07/19/2018	185,000	189,243
Goldman Sachs Group, Inc. Senior Notes 3.30% due 05/03/2015	115,000	116,539
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	120,000	123,915
Morgan Stanley Senior Notes 2.38% due 07/23/2019	130,000	129,058
Morgan Stanley Senior Notes 2.50% due 01/24/2019	85,000	85,581
Morgan Stanley Senior Notes 5.45% due 01/09/2017	120,000	130,215
Morgan Stanley Senior Notes 6.38% due 07/24/2042	110,000	141,632
UBS AG Senior Notes 2.38% due 08/14/2019	250,000	250,461

		2,723,624

Diversified Financial Services — 0.1%
General Electric Capital Corp. Senior Notes 2.30% due 04/27/2017	150,000	154,022
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	85,000	104,300

		258,322

Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 4.13% due 10/09/2042	70,000	70,632
General Electric Co. Senior Notes 4.50% due 03/11/2044	100,000	106,601
General Electric Co. Senior Notes 5.25% due 12/06/2017	40,000	44,515

Textron, Inc. Senior Notes 3.88% due 03/01/2025	65,000	65,112

		286,860

Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st Mtg. Notes 4.20% due 12/01/2042	50,000	49,104

Electric-Generation — 0.1%
AES Corp. Senior Notes 8.00% due 06/01/2020	150,000	174,168

Electric-Integrated — 0.6%
Alabama Power Co. Senior Notes 4.15% due 08/15/2044	30,000	30,513
Baltimore Gas & Electric Co. Senior Notes 2.80% due 08/15/2022	115,000	113,886
Berkshire Hathaway Energy Co. Senior Notes 5.15% due 11/15/2043	70,000	78,925
Carolina Power & Light Co. 1st Mtg. Notes 4.10% due 03/15/2043	85,000	85,990
Dominion Resources, Inc. Senior Notes 5.20% due 08/15/2019	175,000	198,141
Duke Energy Corp. Senior Notes 3.05% due 08/15/2022	195,000	194,861
Entergy Arkansas, Inc. 1st. Mtg. Notes 3.75% due 02/15/2021	65,000	68,877
FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*	100,000	102,968
Mississippi Power Co. Senior Notes 4.25% due 03/15/2042	120,000	116,952
NiSource Finance Corp. Company Guar. Notes 4.80% due 02/15/2044	50,000	52,817
NiSource Finance Corp. Company Guar. Notes 5.80% due 02/01/2042	25,000	29,242
Pacific Gas & Electric Co. Senior Notes 4.75% due 02/15/2044	85,000	91,176
PacifiCorp 1st. Mtg. Notes 2.95% due 02/01/2022	110,000	112,304
PPL Capital Funding, Inc. Company Guar. Notes 4.70% due 06/01/2043	35,000	36,059
Xcel Energy, Inc. Senior Notes 4.70% due 05/15/2020	95,000	106,047

		1,418,758

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.50% due 10/15/2022	100,000	96,558
Oracle Corp. Senior Notes 4.50% due 07/08/2044	110,000	113,623

		210,181

Finance-Auto Loans — 0.4%
Ford Motor Credit Co. LLC Senior Notes 2.38% due 01/16/2018	290,000	292,776
Ford Motor Credit Co. LLC Senior Notes 2.75% due 05/15/2015	200,000	201,991
Ford Motor Credit Co. LLC Senior Notes 3.00% due 06/12/2017	400,000	412,422

		907,189

Finance-Consumer Loans — 0.1%
Synchrony Financial Senior Notes 3.00% due 08/15/2019	110,000	111,209
Synchrony Financial Senior Notes 4.25% due 08/15/2024	40,000	40,658

		151,867

Food-Flour & Grain — 0.1%
Post Holdings Inc. Company Guar. Notes 7.38% due 02/15/2022	160,000	164,000

Food-Misc./Diversified — 0.1%
HJ Heinz Co. Sec. Notes 4.25% due 10/15/2020	135,000	136,323
Kraft Foods Group, Inc. Senior Notes 1.63% due 06/04/2015	85,000	85,521
Kraft Foods Group, Inc. Senior Notes 5.00% due 06/04/2042	65,000	69,350

		291,194

Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 5.38% due 01/15/2022	170,000	176,086

Gas-Distribution — 0.1%
Sempra Energy Senior Notes 2.88% due 10/01/2022	130,000	127,514

Insurance-Life/Health — 0.1%
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	55,000	59,633
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/2019	190,000	231,220

		290,853

Insurance-Multi-line — 0.2%
ING US, Inc. Company Guar. Notes 2.90% due 02/15/2018	145,000	149,078
MetLife, Inc. Senior Notes 4.13% due 08/13/2042	45,000	43,760
Metlife, Inc. Senior Notes 4.72% due 12/15/2044	35,000	37,018
MetLife, Inc. Senior Notes 4.75% due 02/08/2021	100,000	110,968

		340,824

Insurance-Reinsurance — 0.1%
Berkshire Hathaway, Inc. Senior Notes 4.50% due 02/11/2043	90,000	93,518
Swiss Re Treasury US Corp. Company Guar. Notes 4.25% due 12/06/2042*	20,000	19,676

		113,194

Machinery-Construction & Mining — 0.0%
Caterpillar, Inc. Senior Notes 3.80% due 08/15/2042	95,000	89,883

Medical Products — 0.1%
Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020	125,000	133,750

Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 3.63% due 05/22/2024	145,000	145,057

Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 4.40% due 11/06/2042	25,000	24,700
GlaxoSmithKline Capital, Inc. Company Guar. Notes 4.20% due 03/18/2043	80,000	80,388
Valeant Pharmaceuticals International Company Guar. Notes 7.25% due 07/15/2022*	175,000	184,625

		289,713

Medical-Generic Drugs — 0.1%
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	200,000	215,264

Medical-HMO — 0.1%
Cigna Corp. Senior Notes 5.38% due 02/15/2042	55,000	62,160
UnitedHealth Group, Inc. Senior Notes 3.95% due 10/15/2042	45,000	42,309
WellPoint, Inc. Senior Notes 4.63% due 05/15/2042	50,000	50,346
WellPoint, Inc. Senior Notes 5.10% due 01/15/2044	95,000	103,301

		258,116

Medical-Hospitals — 0.3%
HCA Holdings, Inc. Senior Notes 7.75% due 05/15/2021	175,000	188,563
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	145,000	168,381
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	225,000	230,062
Ventas Realty LP Company Guar. Notes 5.70% due 09/30/2043	60,000	69,764

		656,770

Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp. Senior Notes 2.70% due 12/15/2022	86,000	82,889

Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 5.45% due 03/15/2043	115,000	117,650

Multimedia — 0.3%
21st Century Fox America, Inc. Company Guar. Notes 5.40% due 10/01/2043	50,000	56,615
NBCUniversal Media LLC Company Guar. Notes 4.38% due 04/01/2021	155,000	170,271
Time Warner, Inc. Company Guar. Notes 4.65% due 06/01/2044	155,000	154,490
Time Warner, Inc. Company Guar. Notes 4.75% due 03/29/2021	95,000	104,497
Viacom, Inc. Senior Notes 5.25% due 04/01/2044	95,000	99,797

		585,670

Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 5.50% due 01/15/2040	85,000	100,223

Oil Companies-Exploration & Production — 0.3%
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/2017	100,000	112,899
Denbury Resources, Inc. Company Guar. Notes 4.63% due 07/15/2023	85,000	78,519
EP Energy LLC/Everest Acquisition Finance, Inc. Sec. Notes 6.88% due 05/01/2019	65,000	67,600
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.75% due 02/01/2021	200,000	196,000
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	130,000	139,955
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	105,000	110,775

		705,748

Oil Companies-Integrated — 0.1%
Pemex Project Funding Master Trust Company Guar. Notes 6.63% due 06/15/2035	140,000	165,200
Phillips 66 Company Guar. Notes 5.88% due 05/01/2042	115,000	137,329

		302,529

Oil Refining & Marketing — 0.1%
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	45,000	45,278
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	60,000	72,582

		117,860

Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 2.25% due 06/15/2019	90,000	89,476
Express Scripts Holding Co. Company Guar. Notes 4.75% due 11/15/2021	140,000	153,745

		243,221

Pipelines — 0.6%
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	128,000	128,132
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	60,000	66,299
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	85,000	98,267
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 03/15/2044	75,000	77,239
Enterprise Products Operating LLC Company Guar. Notes 5.70% due 02/15/2042	60,000	69,263
Kinder Morgan Energy Partners LP Senior Notes 5.00% due 03/01/2043	120,000	110,695
Kinder Morgan Energy Partners LP Senior Notes 5.40% due 09/01/2044	75,000	73,467
Kinder Morgan Energy Partners LP Senior Notes 5.50% due 03/01/2044	30,000	30,039
ONEOK Partners LP Company Guar. Notes 3.25% due 02/01/2016	70,000	71,877
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.60% due 11/01/2024	115,000	114,322
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 5.75% due 01/15/2020	85,000	98,090

Sunoco Logistics Partner Company Guar. Notes 5.30% due 04/01/2044	90,000	93,112
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	24,000	24,642
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	80,000	81,800
Williams Partners LP Senior Notes 4.90% due 01/15/2045	75,000	73,482
Williams Partners LP Senior Notes 5.40% due 03/04/2044	45,000	47,036

		1,257,762

Radio — 0.1%
Sirius XM Radio, Inc. Company Guar. Notes 5.75% due 08/01/2021*	160,000	166,000

Real Estate Investment Trusts — 0.2%
Corrections Corp of America Company Guar. Notes 4.13% due 04/01/2020	170,000	167,450
Geo Group, Inc. Company Guar. Notes 6.63% due 02/15/2021	90,000	95,175
HCP, Inc. Senior Notes 5.38% due 02/01/2021	185,000	206,824
Liberty Property LP Senior Notes 3.38% due 06/15/2023	45,000	43,864

		513,313

Rental Auto/Equipment — 0.1%
Hertz Corp. Company Guar. Notes 5.88% due 10/15/2020	100,000	100,750
United Rentals North America, Inc. Company Guar. Notes 7.63% due 04/15/2022	175,000	195,125

		295,875

Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	120,000	135,900

Retail-Discount — 0.1%
Wal-Mart Stores, Inc. Senior Notes 4.00% due 04/11/2043	95,000	94,991
Wal-Mart Stores, Inc. Senior Notes 4.30% due 04/22/2044	110,000	114,654

		209,645

Retail-Drug Store — 0.0%
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/2032*	71,794	91,442

Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	120,000	128,700

Retail-Regional Department Stores — 0.1%
Macy’s Retail Holdings, Inc. Company Guar. Notes 2.88% due 02/15/2023	120,000	115,065
Macy’s Retail Holdings, Inc. Company Guar. Notes 4.30% due 02/15/2043	15,000	14,098

		129,163

Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co. Company Guar. Notes 6.50% due 03/01/2021	115,000	123,050
Goodyear Tire & Rubber Co. Company Guar. Notes 8.25% due 08/15/2020	45,000	48,375

		171,425

Steel-Producers — 0.0%
Nucor Corp. Senior Notes 5.20% due 08/01/2043	45,000	47,906

Telephone-Integrated — 0.7%
AT&T, Inc. Senior Notes 4.30% due 12/15/2042	270,000	251,822
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	60,000	60,562
CenturyLink, Inc. Senior Notes 6.75% due 12/01/2023	115,000	127,650
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	75,000	83,812
Verizon Communications, Inc. Senior Notes 2.45% due 11/01/2022	60,000	56,283
Verizon Communications, Inc. Senior Notes 2.50% due 09/15/2016	100,000	102,955
Verizon Communications, Inc. Senior Notes 3.50% due 11/01/2024	105,000	103,346
Verizon Communications, Inc. Senior Notes 3.85% due 11/01/2042	75,000	66,083

Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	125,000	135,715
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046*	42,000	42,831
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	85,000	103,535
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	95,000	119,758
Windstream Corp. Company Guar. Notes 7.75% due 10/01/2021	190,000	203,300

		1,457,652

Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	180,000	174,429
Altria Group, Inc. Company Guar. Notes 4.25% due 08/09/2042	115,000	107,684
Philip Morris International, Inc. Senior Notes 3.88% due 08/21/2042	40,000	37,377
Philip Morris International, Inc. Senior Notes 4.13% due 03/04/2043	45,000	43,856
Philip Morris International, Inc. Senior Notes 4.88% due 11/15/2043	65,000	70,533

		433,879

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	70,000	69,902
Burlington Northern Santa Fe LLC Senior Notes 3.60% due 09/01/2020	110,000	115,913
Burlington Northern Santa Fe LLC Senior Notes 4.55% due 09/01/2044	30,000	30,435
Burlington Northern Santa Fe LLC Senior Notes 4.90% due 04/01/2044	55,000	59,191

		275,441

Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	75,000	80,625

Wire & Cable Products — 0.0%
Belden, Inc. Company Guar. Notes 5.50% due 09/01/2022*	85,000	86,487

Total U.S. Corporate Bonds & Notes (cost $20,985,400)		21,575,627

FOREIGN CORPORATE BONDS & NOTES — 3.4%

Advertising Services — 0.1%
WPP Finance Company Guar. Notes 3.75% due 09/19/2024	210,000	208,966

Banks-Commercial — 0.9%
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	205,000	205,480
BPCE SA Company Guar. Notes 4.00% due 04/15/2024	250,000	258,400
BPCE SA Sub. Notes 5.70% due 10/22/2023*	200,000	214,772
Credit Agricole SA Senior Notes 3.88% due 04/15/2024*	250,000	256,302
Credit Suisse New York Senior Notes 3.63% due 09/09/2024	250,000	250,919
HSBC Bank PLC Senior Notes 3.10% due 05/24/2016*	275,000	285,021
Skandinaviska Enskilda Banken AB Senior Notes 1.75% due 03/19/2018*	200,000	199,636
Skandinaviska Enskilda Banken AB Senior Notes 2.38% due 11/20/2018*	200,000	202,874
Swedbank AB Senior Notes 2.13% due 09/29/2017*	200,000	203,114

		2,076,518

Cable/Satellite TV — 0.1%
British Sky Broadcasting Group PLC Company Guar. Notes 3.75% due 09/16/2024*	200,000	200,650

Cellular Telecom — 0.1%
America Movil SAB de CV Company Guar. Notes 5.00% due 03/30/2020	100,000	110,235

Vodafone Group PLC Senior Notes 4.38% due 02/19/2043	21,000	19,532

		129,767

Chemicals-Diversified — 0.0%
LYB International Finance BV Company Guar. Notes 4.88% due 03/15/2044	65,000	67,215

Diversified Banking Institutions — 0.0%
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	40,000	42,528

Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 7.75% due 03/15/2020*	140,000	155,400

Diversified Minerals — 0.1%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 5.00% due 09/30/2043	30,000	33,505
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 8.25% due 11/01/2019*	130,000	134,875
Xstrata Finance Canada, Ltd. Company Guar. Notes 4.25% due 10/25/2022*	30,000	30,324
Xstrata Finance Canada, Ltd. Company Guar. Notes 5.55% due 10/25/2042*	125,000	127,862

		326,566

Electric-Generation — 0.0%
Electricite de France SA Senior Notes 4.88% due 01/22/2044*	55,000	58,577

Electric-Integrated — 0.1%
PPL WEM Holdings, Ltd. Senior Notes 5.38% due 05/01/2021*	105,000	118,483

Finance-Investment Banker/Broker — 0.2%
Banco BTG Pactual SA Senior Notes 4.00% due 01/16/2020*	400,000	380,500

Gold Mining — 0.0%
Barrick Gold Corp. Senior Notes 5.25% due 04/01/2042	40,000	36,434

Investment Companies — 0.1%
CDP Financial, Inc. Senior Notes 3.15% due 07/24/2024*	250,000	250,827

Medical-Drugs — 0.1%
GlaxoSmithKline Capital PLC Company Guar. Notes 2.85% due 05/08/2022	115,000	114,001
Teva Pharmaceutical Finance Co., BV Company Guar. Notes 2.95% due 12/18/2022	125,000	121,209

		235,210

Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044*	120,000	113,158

Metal-Iron — 0.0%
Vale SA Senior Notes 5.63% due 09/11/2042	35,000	34,587

Multimedia — 0.1%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	125,000	128,750

Oil & Gas Drilling — 0.0%
Transocean, Inc. Company Guar. Notes 3.80% due 10/15/2022	35,000	31,515

Oil Companies-Exploration & Production — 0.1%
KazMunayGas National, Co. JSC Notes 4.88% due 05/07/2025*	310,000	308,115
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	35,000	34,650

		342,765

Oil Companies-Integrated — 0.7%
BP Capital Markets PLC Notes 2.52% due 01/15/2020	80,000	80,352
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	180,000	180,537
Cenovus Energy, Inc. Senior Notes 3.00% due 08/15/2022	155,000	151,101
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	35,000	37,398
Ecopetrol SA Senior Notes 4.13% due 01/16/2025	215,000	209,625
Petrobras Global Finance BV Company Guar. Notes 3.25% due 03/17/2017	280,000	283,049
Petrobras International Finance Co. Company Guar. Notes 5.75% due 01/20/2020	85,000	89,729
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/18/2024	55,000	58,163
Petroleos Mexicanos Company Guar. Notes 6.50% due 06/02/2041	160,000	187,200

Shell International Finance BV Company Guar. Notes 4.55% due 08/12/2043	100,000	107,371
Suncor Energy, Inc. Senior Notes 6.10% due 06/01/2018	85,000	97,498

		1,482,023

Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 10/15/2020	230,000	245,525

Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 5.75% due 02/15/2021*	200,000	211,000

Telecom Services — 0.1%
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*	150,000	157,875

Telephone-Integrated — 0.2%
Deutsche Telekom International Finance BV Company Guar. Notes 2.25% due 03/06/2017*	235,000	240,100
Orange SA Senior Notes 5.50% due 02/06/2044	120,000	132,910
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	85,000	109,134

		482,144

Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	100,000	103,000

Total Foreign Corporate Bonds & Notes (cost $7,471,736)		7,619,983

FOREIGN GOVERNMENT OBLIGATIONS — 0.5%

Sovereign — 0.5%
Government of Bermuda Senior Notes 4.85% due 02/26/2024*	200,000	207,500
Kingdom of Bahrain Senior Notes 6.13% due 08/01/2023*	200,000	225,500
Kingdom Of Bahrain Bonds 6.00% due 09/19/2044*	200,000	207,000
Republic of Croatia Senior Notes 6.75% due 11/05/2019*	140,000	155,225
Republic of Hungary Senior Notes 4.00% due 03/25/2019	300,000	307,350

Total Foreign Government Obligations (cost $1,054,501)		1,102,575

U.S. GOVERNMENT AGENCIES — 10.3%

Federal Home Loan Mtg. Corp. — 1.8%
2.06% due 06/01/2037 FRS	63,712	67,410
2.13% due 07/01/2037 FRS	14,336	15,250
2.24% due 06/01/2037 FRS	2,421	2,540
2.25% due 06/01/2037 FRS	5,684	5,952
2.50% due 12/01/2027	44,047	44,905
3.50% due 05/01/2042	113,890	117,780
3.50% due 08/01/2042	152,090	157,254
3.50% due November TBA	410,000	423,197
4.00% due November TBA	1,110,000	1,177,554
4.50% due 10/01/2019	50,109	52,846
4.50% due 11/01/2041	710,000	769,019
5.00% due 03/01/2019	13,905	14,802
5.00% due November TBA	390,000	430,950
5.50% due 07/01/2034	63,594	71,389
Federal Home Loan Mtg. Corp. REMIC
Series 4056, Class BI
3.00% due 05/15/2027(1)(4)	80,648	9,530
Series 4097, Class CI
3.00% due 08/15/2027(1)(4)	252,022	29,093
Series 4097, Class HI
3.00% due 08/15/2027(1)(4)	500,971	60,032
Series 4146, Class AI
3.00% due 12/15/2027(1)(4)	131,966	16,031
Series 4207, Class JI
3.00% due 05/15/2028(1)(4)	629,718	79,194
Series 4323, Class IW
3.50% due 04/15/2028(1)(4)	246,946	35,058
3.50% due 01/15/2040(1)	346,392	362,905
Series 3896, Class PA
4.00% due 03/15/2040(1)	87,716	93,140
Series 3777, Class NA
4.50% due 01/15/2039(1)	53,948	58,281

		4,094,112

Federal National Mtg. Assoc. — 5.4%
2.50% due November TBA	820,000	832,044
3.00% due 11/01/2026	1,910,000	1,980,879
3.00% due 05/01/2027	59,918	62,385
3.00% due 06/01/2027	70,466	73,303
3.00% due November TBA	2,490,000	2,490,389
3.50% due 03/01/2042	38,779	40,173
3.50% due 08/01/2042	129,426	134,167
3.50% due 09/01/2042	79,741	82,662
3.50% due 10/01/2042	46,754	48,462
3.50% due 12/01/2042	168,260	174,338
3.50% due November TBA	20,000	20,681
4.00% due 12/01/2041	399,500	426,725
4.00% due 03/01/2042	340,549	362,097
4.00% due 12/01/2042	247,151	262,810
4.00% due 04/01/2043	63,258	67,566
4.00% due November TBA	1,020,000	1,082,922

4.50% due 09/01/2041	350,865	381,161
4.50% due November TBA	1,150,000	1,235,365
5.00% due 03/01/2018	19,671	20,765
5.00% due 04/01/2018	6,094	6,433
5.00% due 07/01/2018	18,042	19,046
5.00% due 08/01/2018	10,211	10,779
5.00% due 06/01/2019	20,256	21,626
5.00% due 09/01/2041	320,842	357,002
5.00% due 11/01/2041	340,000	376,470
5.00% due November TBA	70,000	73,912
5.50% due 10/01/2017	37,877	40,022
5.50% due 11/01/2017	10,475	11,066
5.50% due 04/01/2037	212,283	238,858
5.50% due 11/01/2041	530,000	591,865
6.00% due 08/01/2017	21,302	22,240
6.50% due 10/01/2039	55,825	63,357
Federal National Mtg. Assoc. REMIC
Series 2012-128, Class KI
3.00% due 11/25/2027(1)(4)	449,168	49,778
Series 2012-144, Class EI
3.00% due 01/25/2028(1)(4)	110,367	12,797
Series 2012-145, Class EI
3.00% due 01/25/2028(1)(4)	228,364	26,675
Series 2012-150, Class BI
3.00% due 01/25/2028(1)(4)	266,048	32,407
Series 2013-10, Class YI
3.00% due 02/25/2028(1)(4)	216,966	26,200
Series 2013-9, Class IO
3.00% due 02/25/2028(1)(4)	94,812	11,197
Series 2013-15, Class QI
3.00% due 03/25/2028(1)(4)	90,910	10,352
Series 2014-13, Class KI
3.50% due 03/25/2029(1)(4)	338,033	55,182
Series 2010-116, Class BI
5.00% due 08/25/2020(1)(4)	158,058	12,820
Series 2011-3, Class KA
5.00% due 04/25/2040(1)	61,719	66,589

		11,915,567

Government National Mtg. Assoc. — 3.0%
3.00% due November TBA	1,110,000	1,130,813
3.50% due 11/20/2033	1,640,000	1,715,754
4.00% due 10/20/2040	65,533	70,310
4.00% due 11/20/2040	149,785	160,704
4.00% due November TBA	1,120,000	1,197,503
4.50% due 05/15/2039	77,906	85,859
4.50% due 07/15/2040	14,007	15,305
4.50% due 07/20/2040	44,821	49,129
4.50% due 10/20/2040	250,052	274,173
4.50% due November TBA	160,000	174,638
5.00% due 10/20/2039	196,958	219,502
5.00% due 07/20/2040	95,175	106,082
5.00% due 04/15/2041	250,031	278,548
5.50% due 01/15/2034	188,806	210,457
7.50% due 01/15/2032	54,204	67,046
Government National Mtg. Assoc. REMIC
Series 2010-68, Class WA
3.00% due 12/16/2039(1)	127,450	132,092
Series 2011-52, Class LV
4.00% due 07/20/2034(1)	190,000	202,972
Series 2010-116, Class HB
4.00% due 09/20/2040(1)	360,000	385,782
Series 2010-73, Class CA
4.50% due 08/20/2035(1)	91,557	97,572
Series 2009-103, Class PD
4.50% due 03/20/2038(1)	80,000	85,957

		6,660,198

Tennessee Valley Authority — 0.1%
Tennessee Valley Authority Senior Notes 4.65% due 06/15/2035	248,000	283,964

Total U.S. Government Agencies (cost $22,733,634)		22,953,841

U.S. GOVERNMENT TREASURIES — 3.5%

United States Treasury Bonds — 1.3%
1.38% due 02/15/2044 TIPS(7)	288,835	318,486
3.13% due 02/15/2043	390,000	394,601
3.13% due 08/15/2044	440,000	445,431
3.38% due 05/15/2044	550,000	583,472
4.38% due 02/15/2038	336,000	417,848
4.50% due 05/15/2038	357,000	452,191
5.50% due 08/15/2028	289,000	385,183

		2,997,212

United States Treasury Notes — 2.2%
0.13% due 07/15/2024 TIPS(7)	197,347	191,920
0.63% due 12/15/2016	858,000	858,939
0.63% due 01/15/2024 TIPS(7)	1,784,003	1,812,992
0.88% due 08/15/2017	1,385,000	1,385,324
2.25% due 04/30/2021	250,000	253,945
2.38% due 08/15/2024	279,200	280,290

		4,783,410

Total U.S. Government Treasuries (cost $7,830,344)		7,780,622

MUNICIPAL BONDS & NOTES — 0.5%
New Jersey State Turnpike Authority Revenue Bonds 7.10% due 01/01/2041	110,000	155,838
New Jersey State Turnpike Authority Revenue Bonds Series F 7.14% due 01/01/2040	110,000	160,713
New York City Water & Sewer System Revenue Bonds 5.72% due 06/15/2042	225,000	283,950
Port Authority of New York & New Jersey Revenue Bonds 4.46% due 10/01/2062	120,000	120,891

State of California General Obligation Bonds 7.55% due 04/01/2039	115,000	172,713
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	90,000	88,240

Total Municipal Bonds & Notes (cost $920,189)		982,345

Total Long-Term Investment Securities (cost $192,446,396)		217,270,945

SHORT-TERM INVESTMENTS SECURITIES — 0.0%

U.S. Government Treasuries
United States Treasury Bills 0.01% due 03/12/2015(5) (cost $99,988)	100,000	99,986

REPURCHASE AGREEMENT — 9.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00% dated 10/31/2014, to be repurchased 11/03/2014 in the amount $21,656,000 collateralized by $22,065,000 of United States Treasury Notes, bearing interest at 0.88% due 08/15/2017 and having an approximate value of $22,092,581. (cost $21,656,000)	21,656,000	21,656,000

TOTAL INVESTMENTS (cost $214,202,384) (6)	107.2%	239,026,931
Liabilities in excess of other assets	(7.2)	(16,074,920)

NET ASSETS	100.0%	$222,952,011

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2014, the aggregate value of these securities was $8,212,267 representing 3.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Collateralized Mortgage Obligation
(2)	Commercial Mortgage Backed Security
(3)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer.
(4)	Interest Only
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	See Note 4 for cost of investments on a tax basis.
(7)	Principal amount of security is adjusted for inflation
IO	— Interest Only
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at October 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of October 31, 2014	Unrealized Appreciation / (Depreciation)
14	Long	S&P 500 E-Mini Index	December 2014	$1,356,815	$1,407,980	$51,165
15	Long	U.S. Treasury 10 Year Notes	December 2014	1,880,560	1,895,391	14,831
10	Long	U.S. Treasury Long Bonds	December 2014	1,389,606	1,410,938	21,332
5	Long	U.S. Treasury 2 Year Notes	December 2014	1,093,917	1,097,813	3,896
65	Long	U.S. Treasury 5 Year Notes	December 2014	7,748,360	7,762,930	14,570
15	Short	U.S. Treasury Ultra Bonds	December 2014	2,327,157	2,352,187	(25,030)

						$80,764

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2014 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks	$132,964,516	$—	$—	$132,964,516
Asset Backed Securities:
Diversified Financial Services	—	22,291,436	—	22,291,436
U.S. Corporate Bonds & Notes	—	21,575,627	—	21,575,627
Foreign Corporate Bonds & Notes	—	7,619,983	—	7,619,983
Foreign Government Obligations	—	1,102,575	—	1,102,575
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	11,915,567	—	11,915,567
Other Government Agencies*	—	11,038,274	—	11,038,274
U.S. Government Treasuries	—	7,780,622	—	7,780,622
Municipal Bonds & Notes	—	982,345	—	982,345
Short-Term Investment Securities:
U.S. Government Treasuries	—	99,986	—	99,986
Repurchase Agreement	—	21,656,000	—	21,656,000
Other Financial Instruments:@
Open Futures Contracts-Appreciation	105,794	—	—	105,794

Total	$133,070,310	$106,062,415	$—	$239,132,725

LIABILITIES:
Other Financial Instruments:@
Open Futures Contracts-Depreciation	$25,030	$—	$—	$25,030

*	Sum of all other government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by government agency classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 59.9%
Advertising Agencies — 0.3%
Omnicom Group, Inc.	29,528	$2,121,882

Aerospace/Defense — 1.5%
General Dynamics Corp.	7,242	1,012,142
Lockheed Martin Corp.	32,878	6,265,560
Northrop Grumman Corp.	15,037	2,074,505

		9,352,207

Aerospace/Defense-Equipment — 0.8%
United Technologies Corp.	47,575	5,090,525

Airlines — 0.1%
Copa Holdings SA, Class A	4,054	473,994

Apparel Manufacturers — 0.2%
Hanesbrands, Inc.	9,198	971,401

Applications Software — 0.5%
Citrix Systems, Inc.†	18,169	1,166,995
Microsoft Corp.	43,437	2,039,367

		3,206,362

Auto-Cars/Light Trucks — 0.1%
General Motors Co.	25,030	785,942

Auto/Truck Parts & Equipment-Original — 1.2%
Delphi Automotive PLC	38,171	2,633,036
Johnson Controls, Inc.	56,734	2,680,682
Magna International, Inc.	20,385	2,012,002

		7,325,720

Banks-Commercial — 0.5%
BB&T Corp.	27,774	1,052,079
BOC Hong Kong Holdings, Ltd.(1)	124,000	412,989
Mizuho Financial Group, Inc.(1)	448,700	817,650
Sumitomo Mitsui Financial Group, Inc.(1)	15,800	642,275

		2,924,993

Banks-Fiduciary — 1.0%
Bank of New York Mellon Corp.	87,977	3,406,470
State Street Corp.	35,914	2,710,070

		6,116,540

Banks-Super Regional — 2.4%
PNC Financial Services Group, Inc.	18,221	1,574,112
SunTrust Banks, Inc.	14,101	551,913
US Bancorp	49,269	2,098,860
Wells Fargo & Co.	200,158	10,626,388

		14,851,273

Beverages-Non-alcoholic — 0.2%
Coca-Cola Co.	18,356	768,749
Dr Pepper Snapple Group, Inc.	6,704	464,252

		1,233,001

Beverages-Wine/Spirits — 0.4%
Diageo PLC(1)	93,290	2,745,759

Cable/Satellite TV — 1.4%
Comcast Corp., Special Class A	108,240	5,968,354
Time Warner Cable, Inc.	21,267	3,130,715

		9,099,069

Casino Hotels — 0.1%
Wynn Resorts, Ltd.	4,447	844,974

Cellular Telecom — 0.1%
Vodafone Group PLC(1)	212,743	706,910

Chemicals-Diversified — 1.0%
Celanese Corp., Series A	12,980	762,316
E.I. du Pont de Nemours & Co.	13,002	899,088
FMC Corp.	6,623	379,829
LyondellBasell Industries NV, Class A	8,737	800,571
PPG Industries, Inc.	17,532	3,571,093

		6,412,897

Coatings/Paint — 0.0%
Valspar Corp.	1,557	127,923

Commercial Services-Finance — 0.1%
McGraw Hill Financial, Inc.	6,373	576,629
Western Union Co.	20,239	343,253

		919,882

Computer Aided Design — 0.1%
Aspen Technology, Inc.†	13,678	505,129

Computer Services — 1.2%
Accenture PLC, Class A	51,477	4,175,814
International Business Machines Corp.	22,491	3,697,521

		7,873,335

Computers — 0.4%
Apple, Inc.	10,243	1,106,244
Hewlett-Packard Co.	33,561	1,204,169

		2,310,413

Computers-Memory Devices — 0.1%
EMC Corp.	22,922	658,549

Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	12,814	614,175

Containers-Paper/Plastic — 0.1%
Packaging Corp. of America	7,978	575,054

Cosmetics & Toiletries — 0.6%
Procter & Gamble Co.	40,516	3,535,831

Data Processing/Management — 0.2%
Fidelity National Information Services, Inc.	10,530	614,847
Fiserv, Inc.†	12,840	892,123

		1,506,970

Diversified Banking Institutions — 3.8%
Bank of America Corp.	98,235	1,685,712
Citigroup, Inc.	19,253	1,030,613
Goldman Sachs Group, Inc.	23,735	4,509,413
HSBC Holdings PLC(1)	71,814	735,140
JPMorgan Chase & Co.	245,791	14,865,440
Morgan Stanley	31,881	1,114,241

		23,940,559

Diversified Manufacturing Operations — 2.4%
3M Co.	31,520	4,846,830
Danaher Corp.	59,123	4,753,489
Eaton Corp. PLC	29,385	2,009,640
Illinois Tool Works, Inc.	18,014	1,640,175
Pentair PLC	17,612	1,180,885
Siemens AG(1)	7,638	861,004

		15,292,023

Electric-Integrated — 1.6%
American Electric Power Co., Inc.	29,400	1,715,196
Duke Energy Corp.	11,053	908,004
E.ON SE(1)	60,821	1,046,374
Edison International	16,065	1,005,348
GDF Suez(1)	53,565	1,300,302
PG&E Corp.	18,252	918,441
PPL Corp.	70,040	2,450,699

Public Service Enterprise Group, Inc.	17,999	743,539

		10,087,903

Electronic Components-Misc. — 0.1%
Hoya Corp.(1)	20,000	731,188

Electronic Components-Semiconductors — 1.4%
Broadcom Corp., Class A	69,383	2,905,760
Intel Corp.	23,831	810,492
Microchip Technology, Inc.	62,425	2,691,142
Texas Instruments, Inc.	45,065	2,237,928

		8,645,322

Electronic Security Devices — 0.3%
Tyco International PLC†	44,972	1,930,648

Engines-Internal Combustion — 0.3%
Cummins, Inc.	13,866	2,026,932

Enterprise Software/Service — 0.5%
CA, Inc.	24,916	724,059
Oracle Corp.	64,246	2,508,806

		3,232,865

Finance-Credit Card — 0.7%
American Express Co.	10,041	903,188
Discover Financial Services	24,063	1,534,738
Visa, Inc., Class A	7,281	1,757,852

		4,195,778

Finance-Other Services — 0.1%
NASDAQ OMX Group, Inc.	18,556	802,733

Fisheries — 0.1%
Marine Harvest ASA(1)	48,578	688,609

Food-Misc./Diversified — 1.7%
Danone SA(1)	23,666	1,608,635
General Mills, Inc.	73,683	3,828,569
Ingredion, Inc.	7,028	542,913
Kellogg Co.	5,751	367,834
Kraft Foods Group, Inc.	3,691	207,988
Mondelez International, Inc., Class A	20,064	707,457
Nestle SA(1)	51,269	3,753,441

		11,016,837

Food-Retail — 0.5%
Kroger Co.	52,081	2,901,432

Hotel/Motels — 0.1%
Hilton Worldwide Holdings, Inc.†	19,841	500,787

Human Resources — 0.1%
Adecco SA(1)	9,265	627,759

Independent Power Producers — 0.1%
NRG Energy, Inc.	25,869	775,553

Industrial Gases — 0.1%
Praxair, Inc.	4,619	581,948

Instruments-Controls — 0.7%
Honeywell International, Inc.	48,370	4,649,324

Instruments-Scientific — 0.5%
Thermo Fisher Scientific, Inc.	27,199	3,197,786

Insurance Brokers — 0.4%
Aon PLC	25,761	2,215,446

Insurance-Life/Health — 0.5%
Prudential Financial, Inc.	37,216	3,295,105

Insurance-Multi-line — 2.0%
ACE, Ltd.	33,574	3,669,638
Delta Lloyd NV(1)	54,066	1,232,915
MetLife, Inc.	110,402	5,988,204
Zurich Insurance Group AG(1)	4,970	1,504,146

		12,394,903

Insurance-Property/Casualty — 0.9%
Chubb Corp.	9,719	965,680
Travelers Cos., Inc.	47,613	4,799,390

		5,765,070

Insurance-Reinsurance — 0.4%
Everest Re Group, Ltd.	5,889	1,004,958
Validus Holdings, Ltd.	39,876	1,586,267

		2,591,225

Internet Content-Entertainment — 0.6%
Facebook, Inc., Class A†	46,940	3,520,031

Internet Security — 0.2%
Symantec Corp.	40,259	999,228

Investment Management/Advisor Services — 0.8%
BlackRock, Inc.	6,528	2,226,766
Franklin Resources, Inc.	48,121	2,676,009

		4,902,775

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	4,907	497,619

Medical Instruments — 0.7%
Medtronic, Inc.	35,732	2,435,493
St Jude Medical, Inc.	32,557	2,089,183

		4,524,676

Medical Products — 0.3%
Covidien PLC	20,649	1,908,794

Medical-Drugs — 5.6%
Abbott Laboratories	76,026	3,313,973
Bayer AG(1)	5,831	829,371
Bristol-Myers Squibb Co.	61,673	3,588,752
Eli Lilly & Co.	31,973	2,120,769
GlaxoSmithKline PLC(1)	64,440	1,460,786
Johnson & Johnson	88,148	9,500,591
Merck & Co., Inc.	61,874	3,584,980
Novartis AG(1)	4,499	417,255
Pfizer, Inc.	279,408	8,368,270
Roche Holding AG(1)	1,287	380,124
Valeant Pharmaceuticals International, Inc.†	6,912	919,572
Zoetis, Inc.	20,890	776,272

		35,260,715

Medical-Generic Drugs — 0.2%
Actavis PLC†	4,563	1,107,623

Medical-HMO — 0.1%
Health Net, Inc.†	10,401	494,152

Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp.	9,572	817,545

Metal Processors & Fabrication — 0.1%
Precision Castparts Corp.	2,266	500,106

Metal-Diversified — 0.2%
Rio Tinto PLC(1)	28,545	1,363,290

Metal-Iron — 0.1%
Vale SA ADR	76,534	772,228

Multimedia — 1.3%
Time Warner, Inc.	36,879	2,930,774
Twenty-First Century Fox, Inc., Class A	28,379	978,508
Viacom, Inc., Class B	11,924	866,636
Walt Disney Co.	36,543	3,339,300

		8,115,218

Oil & Gas Drilling — 0.3%
Ensco PLC, Class A		43,013	1,745,898

Oil Companies-Exploration & Production — 1.5%
Anadarko Petroleum Corp.		18,397	1,688,477
Apache Corp.		19,576	1,511,267
Canadian Natural Resources, Ltd.		16,029	559,092
EOG Resources, Inc.		6,603	627,615
EQT Corp.		10,009	941,246
Noble Energy, Inc.		27,308	1,573,760
Occidental Petroleum Corp.		28,528	2,536,995

			9,438,452

Oil Companies-Integrated — 2.3%
Chevron Corp.		42,089	5,048,575
Exxon Mobil Corp.		80,363	7,771,906
Royal Dutch Shell PLC, Class A(1)		48,791	1,747,133

			14,567,614

Oil Refining & Marketing — 0.4%
Marathon Petroleum Corp.		10,075	915,817
Valero Energy Corp.		32,663	1,636,090

			2,551,907

Oil-Field Services — 0.2%
Schlumberger, Ltd.		14,001	1,381,339

Pharmacy Services — 0.3%
Express Scripts Holding Co.†		27,831	2,137,977

Pipelines — 0.3%
Williams Cos., Inc.		29,718	1,649,646

Publishing-Periodicals — 0.0%
Time, Inc.†		1,443	32,597

Real Estate Investment Trusts — 0.6%
Annaly Capital Management, Inc.		34,153	389,686
Corio NV(1)		6,443	313,726
EPR Properties		9,092	510,061
Medical Properties Trust, Inc.		38,921	525,044
Starwood Property Trust, Inc.		27,336	616,700
Washington Prime Group, Inc.		71,250	1,256,138

			3,611,355

Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc.		5,620	825,915

Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†		4,595	309,427

Retail-Discount — 0.5%
Target Corp.		51,833	3,204,316

Retail-Drug Store — 1.0%
CVS Health Corp.		76,410	6,556,742

Retail-Office Supplies — 0.2%
Staples, Inc.		80,166	1,016,505

Retail-Regional Department Stores — 0.9%
Kohl’s Corp.		61,418	3,330,084
Macy’s, Inc.		38,582	2,230,811

			5,560,895

Retail-Restaurants — 0.5%
McDonald’s Corp.		19,327	1,811,520
Yum! Brands, Inc.		14,607	1,049,221

			2,860,741

Semiconductor Components-Integrated Circuits — 0.1%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR		42,074	926,469

Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Group PLC(1)		8,439	709,383

Telephone-Integrated — 1.9%
AT&T, Inc.		29,221	1,018,059
Bezeq The Israeli Telecommunication Corp., Ltd.(1)		78,782	133,646
CenturyLink, Inc.		27,683	1,148,291
Frontier Communications Corp.		365,912	2,393,064
TDC A/S(1)		100,862	769,968
Telecom Italia SpA RSP(1)		565,051	505,196
Telefonica Brasil SA ADR		26,173	534,976
Verizon Communications, Inc.		105,676	5,310,219
Windstream Holdings, Inc.		39,289	411,749

			12,225,168

Tobacco — 2.8%
Altria Group, Inc.		52,026	2,514,937
Imperial Tobacco Group PLC(1)		5,969	259,170
Japan Tobacco, Inc.(1)		41,300	1,430,913
Lorillard, Inc.		54,350	3,342,525
Philip Morris International, Inc.		115,363	10,268,460

			17,816,005

Tools-Hand Held — 0.2%
Stanley Black & Decker, Inc.		14,863	1,391,771

Toys — 0.2%
Hasbro, Inc.		20,539	1,181,609
Mattel, Inc.		5,845	181,604

			1,363,213

Transport-Rail — 0.3%
Canadian National Railway Co.		11,485	810,611
Union Pacific Corp.		6,540	761,583

			1,572,194

Transport-Services — 0.5%
United Parcel Service, Inc., Class B		28,177	2,956,049

Web Portals/ISP — 0.3%
Google, Inc., Class A†		1,557	884,174
Google, Inc., Class C†		1,557	870,487

			1,754,661

Total Common Stocks (cost $267,072,224)			377,928,684

CONVERTIBLE PREFERRED SECURITIES — 0.0%
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. 7.50% (cost $161,111)		3,200	186,784

PREFERRED SECURITIES — 0.4%
Electric-Integrated — 0.1%
Cia Energetica de Minas Gerais†	BRL	116,171	667,143

Metal-Iron — 0.2%
Vale SA, Class A	BRL	118,200	1,027,971

Oil Companies-Integrated — 0.1%
Petroleo Brasileiro SA ADR		57,523	703,507

Total Preferred Securities (cost $2,945,080)			2,398,621

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.7%
Banks-Commercial — 0.3%
Banco Bradesco SA 6.75% due 09/29/2019*†		392,000	441,980
BBVA Bancomer SA 6.75% due 09/30/2022*†		510,000	577,575

BPCE SA FRS 12.50% due 09/30/2019*(2)†	593,000	806,480

		1,826,035

Banks-Super Regional — 0.1%
Wells Fargo & Co. FRS Series S 5.90% due 06/15/2024(2)	364,000	374,228

Diversified Banking Institutions — 0.1%
BNP Paribas SA FRS 7.20% due 06/25/2037*(2)†	400,000	461,252

Diversified Financial Services — 0.1%
ZFS Finance USA Trust V FRS 6.50% due 05/09/2017*	474,000	509,550

Insurance-Multi-line — 0.0%
Allstate Corp. VRS 5.75% due 08/15/2053†	194,000	206,368

Insurance-Property/Casualty — 0.1%
Chubb Corp. FRS 6.38% due 03/29/2067†	940,000	1,024,600

Total Preferred Securities/Capital Securities (cost $3,958,191)		4,402,033

ASSET BACKED SECURITIES — 2.3%
Diversified Financial Services — 2.3%
Bayview Financial Revolving Mtg. Loan Trust FRS Series 2005-E, Class M1 1.75% due 12/28/2040*(3)	$495,367	294,872
Cent CLO LP FRS Series 2013-17A, Class A1 1.54% due 01/30/2025*(3)(7)	529,000	523,128
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.71% due 06/10/2017(4)	700,000	767,768
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.90% due 12/11/2049(4)	500,000	534,442
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C5, Class A4 5.70% due 09/15/2040(4)	1,116,407	1,217,142
Dryden Senior Loan Fund FRS Series 2013-26A, Class A 1.33% due 07/15/2025*(3)(7)	680,000	665,992
Ford Credit Auto Owner Trust Series 2014-1, Class A 2.26% due 11/15/2025*	347,000	348,823
Ford Credit Auto Owner Trust Series 2014-2, Class A 2.31% due 04/15/2026*(3)	268,000	268,649
GMAC Mtg. Corp. Loan Trust VRS Series 2006-HE3, Class A3 5.81% due 10/25/2036	218,576	208,305
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class AM 5.48% due 03/10/2039(4)	1,725,000	1,819,482
GS Mtg. Securities Trust VRS Series 2007-GG10, Class A4 5.99% due 08/10/2045(4)	1,996,216	2,182,469
ING Investment Management CLO, Ltd. FRS Series 2013-2A, Class A1 1.38% due 04/25/2025*(3)(7)	617,000	605,030
JPMorgan Chase Commercial Mtg. Securities Trust Series 2005-LDP2, Class AM 4.78% due 07/15/2042(4)	765,000	777,307
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2005-CB12, Class AM 4.95% due 09/12/2037(4)	800,000	820,051
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2006-LDP6, Class A4 5.48% due 04/15/2043(4)	163,247	170,081
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD11, Class A4 5.97% due 05/15/2017(4)	550,000	596,508
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD12, Class A3 6.12% due 02/15/2051(4)	60,427	60,555
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.81% due 06/12/2050(4)	1,323,511	1,441,129
Morgan Stanley Capital I, Inc. VRS Series 1998-HF2, Class X 1.12% due 11/15/2030*(4)(5)	834,808	20,499
Race Point IV CLO, Ltd. FRS Series 2007-4A, Class A1A 0.44% due 08/01/2021*(7)	344,400	342,162
Residential Funding Mtg. Securities II, Inc. VRS Series 2005-HS2, Class AI3 5.32% due 12/25/2035	483,446	391,207
Wachovia Bank Commercial Mtg. Trust VRS Series 2007, Class A3 5.90% due 06/15/2049(4)	707,737	766,768

Total Asset Backed Securities (cost $14,871,824)		14,822,369

U.S. CORPORATE BONDS & NOTES — 6.6%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/2015*	444,000	459,553

Auto-Cars/Light Trucks — 0.2%
Toyota Motor Credit Corp. Senior Notes 3.20% due 06/17/2015	390,000	396,863
Toyota Motor Credit Corp. Senior Notes 3.40% due 09/15/2021	550,000	572,626

		969,489

Banks-Commercial — 0.1%
Discover Bank Senior Notes 4.20% due 08/08/2023	320,000	335,282

Banks-Super Regional — 0.3%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	720,000	783,551

PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/2017	600,000	653,257
SunTrust Banks, Inc. Senior Notes 2.35% due 11/01/2018	271,000	272,713
US Bancorp Senior Notes 3.70% due 01/30/2024	483,000	502,798

		2,212,319

Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/2039	660,000	994,093

Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 4.88% due 04/01/2043	380,000	381,999

Cable/Satellite TV — 0.1%
Comcast Corp. Company Guar. Notes 2.85% due 01/15/2023	620,000	612,387

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Bonds 4.88% due 08/15/2040*	240,000	264,862
Crown Castle Towers LLC Senior Sec. Bonds 6.11% due 01/15/2040*	454,000	524,536

		789,398

Computers — 0.0%
Apple, Inc. Senior Notes 3.85% due 05/04/2043	228,000	217,716

Diversified Banking Institutions — 1.3%
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	800,000	835,161
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	1,282,000	1,333,311
Bank of America Corp. Senior Notes 7.63% due 06/01/2019	460,000	557,952
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	460,000	465,609
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/2017	772,000	837,439
JPMorgan Chase & Co. Senior Notes 3.20% due 01/25/2023	800,000	793,690
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	182,000	182,248
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	770,000	893,586
Morgan Stanley Senior Notes 3.88% due 04/29/2024	665,000	673,706
Morgan Stanley Senior Notes 6.63% due 04/01/2018	1,270,000	1,454,348

		8,027,050

Diversified Financial Services — 0.1%
General Electric Capital Corp. Senior Notes 2.30% due 01/14/2019	470,000	477,942
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023	345,000	345,612

		823,554

Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 2.70% due 10/09/2022	590,000	581,898

Electric-Integrated — 0.5%
Berkshire Hathaway Energy Co. Senior Notes 3.75% due 11/15/2023	410,000	424,627
Entergy Louisiana LLC Sec. Notes 8.09% due 01/02/2017	81,305	81,294
Midamerican Funding LLC Senior Sec. Bonds 6.93% due 03/01/2029	166,000	216,867
Pacific Gas & Electric Co. Senior Notes 4.60% due 06/15/2043	530,000	556,866
PPL Capital Funding, Inc. Company Guar. Notes 3.40% due 06/01/2023	530,000	529,212
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	180,000	193,946
Progress Energy, Inc. Senior Notes 3.15% due 04/01/2022	672,000	677,305
PSEG Power LLC Company Guar. Notes 5.32% due 09/15/2016	414,000	446,289

		3,126,406

Electric-Transmission — 0.1%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	495,000	627,762

Engineering/R&D Services — 0.0%
ABB Finance USA, Inc. Company Guar. Notes 2.88% due 05/08/2022	191,000	190,553

Food-Confectionery — 0.0%
WM Wrigley Jr. Co. Senior Notes 2.40% due 10/21/2018*	150,000	151,508

Food-Misc./Diversified — 0.1%
ConAgra Foods, Inc. Senior Notes 3.20% due 01/25/2023	233,000	225,926
Kraft Foods Group, Inc. Senior Notes 3.50% due 06/06/2022	256,000	262,000

Kraft Foods Group, Inc. Senior Notes 5.00% due 06/04/2042	410,000	437,438

		925,364

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 4.80% due 07/15/2021	570,000	631,830

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	350,000	361,985

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 2.70% due 03/13/2023	630,000	613,380

Medical Products — 0.2%
CareFusion Corp. Senior Notes 6.38% due 08/01/2019	720,000	835,582
Hospira, Inc. Senior Notes 6.05% due 03/30/2017	555,000	605,773

		1,441,355

Medical-Biomedical/Gene — 0.0%
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	190,000	195,359

Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	1,140,000	1,146,441

Medical-HMO — 0.1%
WellPoint, Inc. Senior Notes 3.30% due 01/15/2023	375,000	370,872

Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	630,000	622,666

Multimedia — 0.3%
21st Century Fox America, Inc. Company Guar. Bonds 8.50% due 02/23/2025	664,000	895,370
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	700,000	1,040,314

		1,935,684

Oil Companies-Exploration & Production — 0.1%
Apache Corp. Senior Notes 3.25% due 04/15/2022	263,000	265,362
Apache Corp. Senior Notes 4.75% due 04/15/2043	200,000	200,289
EOG Resources, Inc. Senior Bonds 2.63% due 03/15/2023	189,000	182,023

		647,674

Pipelines — 0.5%
Duke Capital Corp. Company Guar. Notes 8.00% due 10/01/2019	708,000	877,526
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	346,000	338,972
Energy Transfer Partners LP Senior Notes 4.90% due 02/01/2024	270,000	287,669
Enterprise Products Operating LLC Company Guar. Notes 6.50% due 01/31/2019	565,000	661,267
Kinder Morgan Energy Partners LP Senior Notes 4.15% due 02/01/2024	520,000	514,860
Kinder Morgan Energy Partners LP Senior Bonds 7.40% due 03/15/2031	110,000	131,677
Kinder Morgan Energy Partners LP Senior Bonds 7.75% due 03/15/2032	212,000	264,060

		3,076,031

Real Estate Investment Trusts — 0.3%
American Tower Trust I Senior Sec. Notes 3.07% due 03/15/2023*	630,000	624,408
Boston Properties LP Senior Notes 5.00% due 06/01/2015	147,000	150,641
ERP Operating LP Senior Notes 4.63% due 12/15/2021	553,000	606,918
ERP Operating LP Senior Notes 5.38% due 08/01/2016	160,000	172,164
HCP, Inc. Senior Notes 5.38% due 02/01/2021	460,000	514,266

		2,068,397

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	711,000	935,405

Retail-Apparel/Shoe — 0.1%
Gap, Inc. Senior Notes 5.95% due 04/12/2021	380,000	429,141
Limited Brands, Inc. Senior Notes 5.25% due 11/01/2014	222,000	222,000

		651,141

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.75% due 02/15/2024	380,000	402,084
Home Depot, Inc. Senior Bonds 5.95% due 04/01/2041	173,000	218,899

		620,983

Retail-Discount — 0.3%
Wal-Mart Stores, Inc. Senior Bonds 5.25% due 09/01/2035	1,503,000	1,776,023

Telephone-Integrated — 0.4%
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	774,000	942,782
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	1,070,000	1,348,848

		2,291,630

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	640,000	620,193

Total U.S. Corporate Bonds & Notes (cost $38,171,822)		41,433,380

FOREIGN CORPORATE BONDS & NOTES — 3.2%
Auto-Cars/Light Trucks — 0.1%
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	532,000	546,045

Banks-Commercial — 0.6%
Banco de Credito del Peru Senior Notes 5.38% due 09/16/2020	522,000	568,980
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Bond 4.10% due 09/09/2023*	530,000	567,320
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/2019*	460,000	517,265
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*	440,000	485,100
ING Bank NV Senior Notes 3.75% due 03/07/2017*	514,000	541,406
ING Bank NV Sub. Notes 5.80% due 09/25/2023*	659,000	733,416
Santander US Debt SA Unipersonal Bank Guar. Notes 3.78% due 10/07/2015*	300,000	307,612
Swedbank AB Senior Notes 2.13% due 09/29/2017*	200,000	203,114

		3,924,213

Banks-Mortgage — 0.1%
Achmea Hypotheekbank NV Government Guar. Notes 3.20% due 11/03/2014*	347,000	347,000

Banks-Special Purpose — 0.2%
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 4.88% due 06/17/2019	840,000	959,894

Beverages-Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 2.63% due 04/29/2023	640,000	613,341

Broadcast Services/Program — 0.0%
Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045	201,000	200,035

Cellular Telecom — 0.2%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/2018	982,000	1,148,015

Diversified Banking Institutions — 0.1%
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	423,000	477,386
HSBC Holdings PLC Sub. Notes 5.25% due 03/14/2044	200,000	217,393
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	155,000	157,215

		851,994

Electric-Distribution — 0.1%
State Grid Overseas Investment 2014, Ltd. Company Guar. Notes 2.75% due 05/07/2019*(3)	561,000	565,596

Investment Companies — 0.2%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	1,110,000	1,073,318

Machinery-Construction & Mining — 0.2%
Atlas Copco AB Senior Bonds 5.60% due 05/22/2017*	900,000	992,506

Medical-Generic Drugs — 0.1%
Teva Pharmaceutical Finance IV BV Company Guar. Notes 3.65% due 11/10/2021	780,000	796,479

Metal-Diversified — 0.1%
Rio Tinto Finance USA PLC Company Guar. Notes 3.50% due 03/22/2022	570,000	581,527

Non-Ferrous Metals — 0.0%
Codelco, Inc. Senior Notes 3.75% due 11/04/2020*	260,000	267,620

Oil & Gas Drilling — 0.0%
Transocean, Inc. Company Guar. Notes 3.80% due 10/15/2022	317,000	285,435

Oil Companies-Exploration & Production — 0.1%
CNOOC Finance 2012, Ltd. Company Guar. Notes 3.88% due 05/02/2022*	630,000	644,200
Ras Laffan Liquefied Natural Gas Co., Ltd. III Senior Sec. Notes 5.83% due 09/30/2016*	200,870	211,404

		855,604

Oil Companies-Integrated — 0.7%
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020	193,000	210,865

BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	527,000	581,949
Petro-Canada Senior Notes 6.05% due 05/15/2018	1,075,000	1,227,763
Petroleos Mexicanos Company Guar. Notes 3.13% due 01/23/2019	229,000	234,679
Petroleos Mexicanos Company Guar. Notes 8.00% due 05/03/2019	491,000	596,516
Total Capital International SA Company Guar. Notes 1.55% due 06/28/2017	768,000	773,108
Total Capital International SA Company Guar. Notes 3.75% due 04/10/2024	580,000	601,952

		4,226,832

Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 3.63% due 09/21/2023*	650,000	675,782

Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 3.25% due 06/07/2022*	639,000	641,282

Web Portals/ISP — 0.1%
Baidu, Inc. Senior Notes 3.50% due 11/28/2022	690,000	676,669

Total Foreign Corporate Bonds & Notes (cost $19,117,109)		20,229,187

U.S. GOVERNMENT AGENCIES — 12.4%
Federal Home Loan Mtg. Corp. — 3.5%
3.00% due 03/01/2043	1,118,212	1,122,393
3.00% due 04/01/2043	1,157,947	1,166,087
3.00% due 05/01/2043	1,033,358	1,040,934
3.50% due 02/01/2042	566,987	587,227
3.50% due 04/01/2042	337,273	350,463
3.50% due 12/01/2042	887,715	918,857
3.50% due 04/01/2043	251,076	260,342
3.50% due 07/01/2043	341,114	352,463
3.50% due 08/01/2043	584,872	604,332
4.00% due 11/01/2040	860,851	914,268
4.00% due 01/01/2041	1,194,259	1,268,365
4.00% due 11/01/2043	975,679	1,036,222
4.00% due December TBA	1,791,000	1,894,892
4.50% due 08/01/2018	76,314	80,465
4.50% due 11/01/2018	145,826	154,002
4.50% due 01/01/2019	39,500	41,649
4.50% due 03/01/2019	10,652	11,244
4.50% due 08/01/2019	7,035	7,429
4.50% due 02/01/2020	12,335	13,084
4.50% due 08/01/2024	339,744	364,729
4.50% due 04/01/2035	57,791	62,905
4.50% due 07/01/2039	434,638	470,841
4.50% due 09/01/2039	170,809	185,068
4.50% due 10/01/2039	102,918	111,500
5.00% due 03/01/2018	41,917	44,225
5.00% due 05/01/2018	35,129	37,064
5.00% due 09/01/2018	42,920	45,343
5.00% due 02/01/2019	55,851	59,288
5.00% due 09/01/2033	226,609	251,160
5.00% due 03/01/2034	95,294	105,286
5.00% due 04/01/2034	38,562	42,742
5.00% due 08/01/2035	62,948	69,756
5.00% due 10/01/2035	120,002	133,047
5.00% due 11/01/2035	448,338	496,034
5.00% due 12/01/2036	76,614	84,927
5.00% due 07/01/2039	598,190	660,917
5.50% due 01/01/2019	81,743	86,468
5.50% due 04/01/2019	6,569	6,948
5.50% due 06/01/2019	4,802	5,079
5.50% due 07/01/2019	12,866	13,610
5.50% due 10/01/2024	59,009	65,707
5.50% due 06/01/2025	86,071	95,840
5.50% due 07/01/2025	48,370	53,860
5.50% due 08/01/2025	70,242	78,215
5.50% due 09/01/2025	48,215	53,687
5.50% due 12/01/2033	128,031	144,093
5.50% due 01/01/2034	205,322	230,644
5.50% due 04/01/2034	40,101	44,653
5.50% due 11/01/2034	26,292	29,534
5.50% due 05/01/2035	24,772	27,747
5.50% due 09/01/2035	56,288	63,010
5.50% due 10/01/2035	40,767	45,394
6.00% due 04/01/2016	1,766	1,809
6.00% due 04/01/2017	10,602	11,088
6.00% due 07/01/2017	7,197	7,441
6.00% due 10/01/2017	9,404	9,769
6.00% due 08/01/2019	61,649	66,161
6.00% due 09/01/2019	4,502	4,816
6.00% due 11/01/2019	28,174	29,923
6.00% due 05/01/2021	19,211	20,893
6.00% due 10/01/2021	64,996	71,005
6.00% due 02/01/2023	85,410	96,382
6.00% due 12/01/2025	31,233	35,245
6.00% due 02/01/2026	27,849	31,427
6.00% due 04/01/2034	65,513	74,710

6.00% due 07/01/2034	98,034	111,783
6.00% due 08/01/2034	256,082	292,551
6.00% due 09/01/2034	14,811	16,714
6.00% due 07/01/2035	72,187	82,540
6.00% due 08/01/2035	54,281	61,998
6.00% due 11/01/2035	124,657	142,379
6.00% due 03/01/2036	59,421	67,742
6.00% due 07/01/2036	36,935	42,008
6.00% due 10/01/2036	83,025	94,947
6.00% due 01/01/2037	108,605	123,093
6.00% due 03/01/2037	8,977	10,130
6.00% due 05/01/2037	113,674	128,688
6.00% due 06/01/2037	99,665	112,951
6.50% due 05/01/2034	17,216	19,575
6.50% due 06/01/2034	49,948	57,206
6.50% due 08/01/2034	117,410	133,304
6.50% due 10/01/2034	58,016	65,754
6.50% due 11/01/2034	1,517	1,720
6.50% due 05/01/2037	70,829	85,047
6.50% due 07/01/2037	57,837	65,547
FHLMC Multifamily Structured Pass Through Certificates
Series K712, Class A2	225,000	223,388
1.87% due 11/25/2019(4)
Series K705, Class A2
2.30% due 09/25/2018(4)	107,530	109,801
Series K704, Class A2
2.41% due 08/25/2018(4)	279,000	287,005
Series K503, Class A2
2.46% due 08/25/2019(6)	200,000	204,448
Series K025, Class A2
2.68% due 10/25/2022(4)	200,000	200,641
Series K714, Class A2
3.03% due 10/25/2020 VRS(4)	165,000	171,724
Series K702, Class A2
3.15% due 02/25/2018(4)	71,000	74,638
Series K029, Class A2
3.32% due 02/25/2023 VRS(4)	118,000	123,566
Series K035, Class A2
3.46% due 08/25/2023 VRS(4)	523,000	549,114
Series K009, Class A2
3.81% due 08/25/2020(4)	700,000	756,697
Series K701, Class A2
3.88% due 11/25/2017 VRS(4)	197,389	211,173
Series K004, Class A2
4.19% due 08/25/2019(4)	101,332	110,918
Series K003, Class A5
5.09% due 03/25/2019(4)	793,000	894,551

		22,188,049

Federal National Mtg. Assoc. — 6.7%
2.41% due 05/01/2023	107,382	105,671
2.50% due 02/01/2028	265,360	270,445
2.50% due 05/01/2028	157,870	160,895
2.55% due 05/01/2023	98,527	97,933
2.59% due 05/01/2023	100,631	100,268
3.00% due 03/01/2027	110,145	114,579
3.00% due 04/01/2027	332,714	346,107
3.00% due December TBA	2,600,000	2,691,203
3.50% due 11/01/2041	71,916	74,457
3.50% due 01/01/2042	661,656	686,874
3.50% due 04/01/2043	767,522	795,006
3.50% due 05/01/2043	1,569,787	1,625,519
3.50% due 06/01/2043	500,543	518,228
3.50% due 07/01/2043	1,268,576	1,313,397
3.50% due 09/01/2043	1,948,914	2,017,773
3.80% due 02/01/2018	85,308	91,270
3.85% due 07/01/2018	100,423	107,552
4.00% due 02/01/2041	152,957	162,674
4.00% due December TBA	9,732,000	10,306,619
4.50% due 04/01/2018	35,318	37,211
4.50% due 06/01/2018	51,122	53,863
4.50% due 07/01/2018	27,140	28,594
4.50% due 03/01/2019	52,048	54,904
4.50% due 04/01/2020	77,532	82,223
4.50% due 07/01/2020	22,605	23,870
4.50% due 08/01/2033	244,557	265,780
4.50% due 03/01/2034	752,408	821,170
4.50% due 02/01/2041	269,329	294,191
4.50% due 04/01/2041	320,589	350,184
4.50% due 04/01/2044	2,630,981	2,852,354
4.50% due December TBA	720,000	778,725
4.60% due 09/01/2019	81,812	90,456
4.88% due 03/01/2020	86,383	94,287
4.94% due 08/01/2015	200,000	203,630
5.00% due 02/01/2018	161,441	170,418
5.00% due 12/01/2018	114,896	122,664
5.00% due 07/01/2019	45,217	48,279
5.00% due 11/01/2019	67,350	71,650
5.00% due 03/01/2020	29,323	31,130
5.00% due 07/01/2020	33,982	36,145
5.00% due 08/01/2020	24,985	26,688
5.00% due 12/01/2020	80,278	86,113
5.00% due 11/01/2033	119,017	132,113
5.00% due 03/01/2034	93,968	104,308
5.00% due 05/01/2034	39,561	43,898
5.00% due 08/01/2034	40,175	44,588
5.00% due 09/01/2034	109,156	121,143
5.00% due 06/01/2035	170,387	188,891
5.00% due 07/01/2035	371,239	411,557
5.00% due 08/01/2035	83,758	92,849
5.00% due 09/01/2035	63,845	70,829
5.00% due 10/01/2035	334,588	371,121
5.00% due 10/01/2039	147,887	164,869
5.00% due 11/01/2039	176,229	196,811
5.00% due 11/01/2040	95,731	106,864
5.00% due 01/01/2041	48,875	54,109
5.00% due 03/01/2041	75,598	84,409
5.27% due 12/01/2016	313,041	337,501
5.37% due 05/01/2018	501,845	562,198
5.50% due 11/01/2017	44,216	46,709
5.50% due 01/01/2018	79,670	84,157
5.50% due 02/01/2018	39,173	41,379
5.50% due 07/01/2019	91,951	98,496
5.50% due 08/01/2019	22,142	23,742
5.50% due 09/01/2019	99,103	105,847
5.50% due 01/01/2021	72,417	79,030
5.50% due 03/01/2021	26,647	29,134
5.50% due 05/01/2022	37,948	41,452
5.50% due 02/01/2033	103,886	116,550
5.50% due 06/01/2033	135,913	152,918
5.50% due 07/01/2033	461,390	518,574
5.50% due 11/01/2033	162,074	182,387
5.50% due 12/01/2033	22,168	24,729
5.50% due 01/01/2034	139,137	156,411
5.50% due 02/01/2034	250,457	281,435
5.50% due 03/01/2034	38,614	43,236
5.50% due 04/01/2034	60,779	68,331
5.50% due 05/01/2034	293,233	331,186
5.50% due 06/01/2034	18,797	21,062
5.50% due 07/01/2034	287,351	321,174
5.50% due 09/01/2034	493,282	553,269
5.50% due 10/01/2034	744,700	833,926
5.50% due 11/01/2034	707,016	794,344
5.50% due 12/01/2034	307,604	345,600
5.50% due 01/01/2035	447,729	503,105
5.50% due 04/01/2035	55,246	62,043
5.50% due 09/01/2035	237,373	267,339
5.50% due 06/01/2036	105,113	117,535
5.50% due 03/01/2037	71,429	79,680
5.73% due 07/01/2016	163,494	173,880
6.00% due 01/01/2017	6,641	6,877
6.00% due 02/01/2017	38,144	39,639
6.00% due 08/01/2017	27,617	28,839
6.00% due 03/01/2018	9,500	9,953
6.00% due 11/01/2018	75,614	79,204
6.00% due 01/01/2021	37,778	41,203
6.00% due 05/01/2021	17,302	18,661
6.00% due 07/01/2021	80,630	88,577
6.00% due 11/01/2025	40,721	46,029
6.00% due 04/01/2034	151,640	173,646
6.00% due 05/01/2034	118,534	133,987
6.00% due 06/01/2034	406,730	464,424
6.00% due 07/01/2034	203,388	231,914
6.00% due 08/01/2034	159,693	182,423
6.00% due 10/01/2034	254,542	290,430

6.00% due 11/01/2034	18,352	20,744
6.00% due 12/01/2034	12,227	13,826
6.00% due 08/01/2035	48,312	55,162
6.00% due 09/01/2035	128,008	146,471
6.00% due 10/01/2035	106,239	121,789
6.00% due 11/01/2035	20,782	23,733
6.00% due 12/01/2035	251,914	288,162
6.00% due 02/01/2036	171,028	195,680
6.00% due 03/01/2036	14,494	16,580
6.00% due 04/01/2036	54,849	62,508
6.00% due 06/01/2036	38,438	43,770
6.00% due 12/01/2036	49,490	56,563
6.00% due 07/01/2037	82,845	94,541
6.50% due 06/01/2031	48,648	55,212
6.50% due 07/01/2031	3,085	3,501
6.50% due 09/01/2031	43,274	49,329
6.50% due 02/01/2032	16,224	18,413
6.50% due 07/01/2032	138,181	160,925
6.50% due 08/01/2032	106,919	121,345
6.50% due 01/01/2033	69,051	79,291
6.50% due 04/01/2034	18,846	22,308
6.50% due 06/01/2034	20,943	23,781
6.50% due 08/01/2034	116,342	132,232
6.50% due 05/01/2036	63,433	71,992
6.50% due 01/01/2037	23,838	27,054
6.50% due 02/01/2037	180,713	205,117
6.50% due 05/01/2037	75,646	85,853
6.50% due 07/01/2037	69,695	79,099
Federal National Mtg. Assoc. Series 2011-M7, Class A2 2.58% due 09/25/2018(4)	412,000	423,441

		42,331,945

Government National Mtg. Assoc. — 1.9%
3.00% due 02/15/2043	413,696	423,238
3.00% due 06/20/2043	886,680	904,664
3.00% due 07/20/2043	408,632	416,889
3.50% due 12/15/2041	263,857	277,113
3.50% due 02/15/2042	161,336	169,459
3.50% due 06/20/2043	1,244,032	1,303,297
3.50% due 07/20/2043	1,414,520	1,481,907
4.00% due 01/20/2041	1,170,633	1,256,138
4.00% due 02/20/2041	289,059	310,114
4.00% due 04/20/2041	216,400	232,074
4.00% due 02/20/2042	333,691	357,345
4.50% due 07/20/2033	16,610	18,286
4.50% due 09/20/2033	134,925	148,536
4.50% due 12/20/2034	60,560	66,646
4.50% due 11/15/2039	391,951	427,897
4.50% due 03/15/2040	316,309	351,256
4.50% due 04/15/2040	470,893	514,078
4.50% due 06/15/2040	174,937	193,021
4.50% due 01/20/2041	289,663	317,675
4.50% due 10/20/2043	636,362	695,226
5.00% due 07/20/2033	27,783	31,002
5.00% due 06/15/2034	127,189	141,058
5.00% due 10/15/2034	55,673	61,744
5.50% due 11/15/2032	153,405	171,918
5.50% due 05/15/2033	400,795	449,793
5.50% due 12/15/2033	143,443	163,066
5.50% due 10/15/2035	5,574	6,272
6.00% due 09/15/2032	105,608	122,156
6.00% due 04/15/2033	165,128	191,510
6.00% due 02/15/2034	123,166	140,464
6.00% due 07/15/2034	67,602	78,356
6.00% due 09/15/2034	26,448	29,844
6.00% due 01/20/2035	34,046	39,212
6.00% due 02/20/2035	46,116	53,130
6.00% due 04/20/2035	25,527	29,227
6.00% due 01/15/2038	200,222	228,334

		11,801,945

Small Business Administration — 0.2%
Series 2003-20G, Class 1
4.35% due 07/01/2023	34,855	36,830
Series 2004-20D, Class 1
4.77% due 04/01/2024	93,522	99,429
Series 2005-20C, Class 1
4.95% due 03/01/2025	287,508	312,369
Series 2004-20I, Class 1
4.99% due 09/01/2024	155,652	168,665
Series 2004-20E, Class 1
5.18% due 05/01/2024	195,713	211,803
Series 2004-20F, Class 1
5.52% due 06/01/2024	241,306	263,641

		1,092,737

Sovereign Agency — 0.1%
Financing Corp. Sec. Notes 9.65% due 11/02/2018	235,000	309,085

Total U.S. Government Agencies (cost $74,762,259)		77,723,761

U.S. GOVERNMENT TREASURIES — 12.7%
United States Treasury Bonds — 3.3%
4.50% due 08/15/2039	13,442,400	17,079,201
5.00% due 05/15/2037	16,000	21,667
5.25% due 02/15/2029	1,000	1,310
5.38% due 02/15/2031	439,000	592,924
6.00% due 02/15/2026	170,000	229,526
6.25% due 08/15/2023	128,000	169,320
6.75% due 08/15/2026	377,000	541,820
8.00% due 11/15/2021	318,000	443,486
8.50% due 02/15/2020	1,341,000	1,805,217

		20,884,471

United States Treasury Notes — 9.4%
0.38% due 02/15/2016	5,037,700	5,047,146
0.88% due 12/31/2016	17,547,000	17,647,071
1.00% due 06/30/2019	12,129,000	11,819,140
2.63% due 02/29/2016	505,000	520,939
3.13% due 05/15/2019	3,511,000	3,754,849
3.13% due 05/15/2021	11,094,000	11,869,715
3.50% due 05/15/2020	1,809,000	1,975,484
3.75% due 11/15/2018	6,163,000	6,736,929

		59,371,273

Total U.S. Government Treasuries (cost $77,310,685)		80,255,744

MUNICIPAL BONDS & NOTES — 0.2%
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040 (cost $702,616)	675,000	986,195

FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Sovereign — 0.3%
AID-Egypt Government Guar. Notes 4.45% due 09/15/2015	785,000	813,271
Republic of Iceland Notes 4.88% due 06/16/2016*	610,000	640,097

Republic of Peru Senior Notes 7.35% due 07/21/2025	102,000	134,895
United Mexican States Senior Notes 4.75% due 03/08/2044	849,000	862,160

		2,450,423

SupraNational Banks — 0.1%
Asian Development Bank Senior Notes 1.13% due 03/15/2017	353,000	355,571

Total Foreign Government Obligations (cost $2,710,774)		2,805,994

Total Long-Term Investment Securities (cost $501,783,695)		623,172,752

SHORT-TERM INVESTMENT SECURITIES — 3.5%
Commercial Paper — 1.1%
HSBC Americas, Inc. 1.10% due 11/03/2014	6,818,000	6,817,981

Time Deposits — 2.4%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 11/03/2014	15,028,000	15,028,000

Total Short-Term Investment Securities (cost $21,845,981)		21,845,981

TOTAL INVESTMENTS (cost $523,629,676)(8)	102.3%	645,018,733
Liabilities in excess of other assets	(2.3)	(14,597,236)

NET ASSETS	100.0%	$630,421,497

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2014, the aggregate value of these securities was $19,148,332 representing 3.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at October 31, 2014. The aggregate value of these securities was $29,735,057 representing 4.7% of net assets. Securities are classified as Level 2 based on the security valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Perpetual maturity — maturity date reflects the next call date.
(3)	Illiquid security. At October 31, 2014, the aggregate value of these securities was $2,923,267 representing 0.5% of net assets.
(4)	Commercial Mortgage Backed Security
(5)	Interest Only
(6)	Collateralized Mortgage Obligation
(7)	Collateralized Loan Obligation
(8)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

BRL — Brazilian Real

FHLMC — Federal Home Loan Mtg. Corp.

RSP — Risparmio Savings Shares

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at October 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2014 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Banks - Commercial	$1,052,079	$1,872,914	$—	$2,924,993
Beverages-Wine/Spirits	—	2,745,759	—	2,745,759
Cellular Telecom	—	706,910	—	706,910
Diversified Banking Institutions	23,205,419	735,140	—	23,940,559
Diversified Manufacturing Operations	14,431,019	861,004	—	15,292,023
Electric-Integrated	7,741,227	2,346,676	—	10,087,903
Electronic Components-Misc.	—	731,188	—	731,188
Fisheries	—	688,609	—	688,609
Food-Misc./Diversified	5,654,761	5,362,076	—	11,016,837
Human Resources	—	627,759	—	627,759
Insurance-Multi-line	9,657,842	2,737,061	—	12,394,903
Medical-Drugs	32,173,179	3,087,536	—	35,260,715
Metal-Diversified	—	1,363,290	—	1,363,290
Oil Companies-Integrated	12,820,481	1,747,133	—	14,567,614
Real Estate Investment Trusts	3,297,629	313,726	—	3,611,355
Soap & Cleaning Preparation	—	709,383	—	709,383
Telephone-Integrated	10,816,358	1,408,810	—	12,225,168
Tobacco	16,125,922	1,690,083	—	17,816,005
Other Industries*	211,217,711	—	—	211,217,711
Convertible Preferred Securities	186,784	—	—	186,784
Preferred Securities	2,398,621	—	—	2,398,621
Preferred Securities/Capital Securities	—	4,402,033	—	4,402,033
Asset Backed Securities	—	14,822,369	—	14,822,369
U.S. Corporate Bonds & Notes	—	41,433,380	—	41,433,380
Foreign Corporate Bonds & Notes	—	20,229,187	—	20,229,187
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	42,331,945	—	42,331,945
Other U.S. Government Agencies*	—	35,391,816	—	35,391,816
U.S. Government Treasuries:
United States Treasury Bonds	—	20,884,471	—	20,884,471
United States Treasury Notes	—	59,371,273	—	59,371,273
Municipal Bonds & Notes	—	986,195	—	986,195
Foreign Government Obligations	—	2,805,994	—	2,805,994
Short-Term Investment Securities:
Commercial Paper	—	6,817,981	—	6,817,981
Time Deposits	—	15,028,000	—	15,028,000

Total	$350,779,032	$294,239,701	$—	$645,018,733

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SunAmerica Dynamic Allocation Portfolio††

PORTFOLIO OF INVESTMENTS — October 31, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES# — 80.9%
Domestic Equity Investment Companies — 44.8%
Anchor Series Trust Capital Appreciation Portfolio, Class 1	3,338,702	$156,362,235
Anchor Series Trust Growth and Income Portfolio, Class 1	12,307,250	149,014,200
Anchor Series Trust Growth Portfolio, Class 1	9,458,420	294,143,057
Anchor Series Trust Natural Resources Portfolio, Class 1	2,632,129	56,595,658
Seasons Series Trust Focus Growth Portfolio, Class 1	6,994,959	89,667,618
Seasons Series Trust Focus Value Portfolio, Class 1	8,318,353	144,019,983
Seasons Series Trust Large Cap Growth Portfolio, Class 1	6,105,302	91,831,051
Seasons Series Trust Large Cap Value Portfolio, Class 1	16,987,322	288,718,220
Seasons Series Trust Mid Cap Growth Portfolio, Class 1	4,086,169	73,307,426
Seasons Series Trust Mid Cap Value Portfolio, Class 1	3,908,780	82,949,628
Seasons Series Trust Small Cap Portfolio, Class 1†	6,050,831	85,519,299
Seasons Series Trust Stock Portfolio, Class 1	12,186,858	304,471,726
SunAmerica Series Trust Aggressive Growth Portfolio, Class 1†	3,526,110	56,727,593
SunAmerica Series Trust Blue Chip Growth, Class 1	27,518,767	272,150,288
SunAmerica Series Trust Equity Index Portfolio, Class 1	37,826,647	651,719,122
SunAmerica Series Trust Fundamental Growth Portfolio, Class 1†	2,934,586	77,219,277
SunAmerica Series Trust Growth Opportunities Portfolio, Class 1	7,901,426	70,188,324
SunAmerica Series Trust Growth-Income Portfolio, Class 1	9,522,331	298,141,811
SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio, Class 1	17,264,135	363,649,499
SunAmerica Series Trust Mid Cap Growth Portfolio, Class 1	4,366,029	76,818,568
SunAmerica Series Trust Real Estate Portfolio, Class 1	4,441,818	71,040,065
SunAmerica Series Trust Small Company Value Portfolio, Class 1	5,702,682	140,548,728

		3,894,803,376

Domestic Fixed Income Investment Companies — 22.6%
Anchor Series Trust Government & Quality Bond Portfolio, Class 1	18,529,770	278,908,357
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	39,971,158	475,063,166
Seasons Series Trust Real Return Portfolio, Class 1	12,875,229	127,349,964
SunAmerica Series Trust Corporate Bond Portfolio, Class 1	34,789,008	471,643,174
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	22,447,058	132,815,448
SunAmerica Series Trust Total Return Bond Portfolio, Class 1	52,990,099	476,466,461

		1,962,246,570

International Equity Investment Companies — 12.8%
Seasons Series Trust International Equity Portfolio, Class 1	29,366,613	257,937,942
SunAmerica Series Trust Emerging Markets Portfolio, Class 1	24,024,383	186,601,299
SunAmerica Series Trust Foreign Value Portfolio, Class 1	20,270,481	325,789,706
SunAmerica Series Trust Global Equities Portfolio, Class 1	14,932,786	279,913,574
SunAmerica Series Trust International Growth and Income Portfolio, Class 1	6,405,568	64,558,248

		1,114,800,769

International Fixed Income Investment Companies — 0.7%
SunAmerica Series Trust Global Bond Portfolio, Class 1†	5,847,690	65,557,506

Total Affiliated Registered Investment Companies (cost $6,468,499,765)		7,037,408,221

U.S. GOVERNMENT TREASURIES — 15.1%
United States Treasury Bonds — 1.1%
6.25% due 08/15/2023	$19,193,000	25,388,730
7.13% due 02/15/2023	11,415,000	15,728,626
7.25% due 08/15/2022	11,294,000	15,496,599
7.63% due 11/15/2022	6,627,000	9,333,195
8.00% due 11/15/2021	21,629,800	30,165,114

		96,112,264

United States Treasury Notes — 14.0%
1.63% due 08/15/2022	52,206,000	50,309,460
1.63% due 11/15/2022	80,543,400	77,302,817
1.75% due 05/15/2022	63,287,000	61,694,952
1.75% due 05/15/2023	125,096,000	120,404,900
2.00% due 11/15/2021	96,104,600	95,841,850
2.00% due 02/15/2022	73,832,000	73,468,599
2.00% due 02/15/2023	118,940,000	117,183,732
2.38% due 08/15/2024	95,345,000	95,717,418
2.50% due 08/15/2023	101,993,000	104,088,650
2.50% due 05/15/2024	151,997,000	154,443,240
2.75% due 11/15/2023	134,186,000	139,542,974
2.75% due 02/15/2024	119,021,000	123,614,496

		1,213,613,088

Total U.S. Government Treasuries (cost $1,287,190,311)		1,309,725,352

Total Long-Term Investment Securities (cost $7,755,690,076)		8,347,133,573

SHORT-TERM INVESTMENT SECURITIES — 3.7%
Registered Investment Companies — 3.7%
AllianceBernstein Government STIF Portfolio (cost $325,986,860)	325,986,860	325,986,860

TOTAL INVESTMENTS (cost $8,081,676,936) (1)	99.7%	8,673,120,433
Other assets less liabilities	0.3	23,744,428

NET ASSETS	100.0%	$8,696,864,861

†	Non-income producing security
††	The SunAmerica Series Trust Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, Anchor Series Trust, and the Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 3
(1)	See Note 4 for cost of investments on a tax basis.
STIF	— Short-Term Index Fund

Open Futures Contracts
						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	October 31, 2014	(Depreciation)
3,744	Long	S&P 500 E-Mini Index Futures	December 2014	$372,915,552	$376,534,080	$3,618,528

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2014 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$3,894,803,376	$—	$—	$3,894,803,376
Domestic Fixed Income Investment Companies	1,962,246,570	—	—	1,962,246,570
International Equity Investment Companies	1,114,800,769	—	—	1,114,800,769
International Fixed Income Investment Companies	65,557,506	—	—	65,557,506
U.S. Government Treasuries:
United States Treasury Bonds	—	96,112,264	—	96,112,264
United States Treasury Notes	—	1,213,613,088	—	1,213,613,088
Short-Term Investment Securities:
Registered Investment Companies	325,986,860	—	—	325,986,860
Other Financial Instruments:@
Open Futures Contracts-Appreciation	3,618,528	—	—	3,618,528

Total	$7,367,013,609	$1,309,725,352	$—	$8,676,738,961

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SunAmerica Dynamic Strategy Portfolio††

PORTFOLIO OF INVESTMENTS — October 31, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES# — 81.3%
Domestic Equity Investment Companies — 55.4%
Seasons Series Trust Focus Value Portfolio, Class 1	5,115,837	$88,573,163
Seasons Series Trust Large Cap Growth Portfolio, Class 1	5,690,300	85,588,918
Seasons Series Trust Large Cap Value Portfolio, Class 1	16,420,684	279,087,589
Seasons Series Trust Mid Cap Growth Portfolio, Class 1	2,071,747	37,167,924
Seasons Series Trust Mid Cap Value Portfolio, Class 1	3,498,985	74,253,223
Seasons Series Trust Small Cap Portfolio, Class 1†	2,565,669	36,261,830
SunAmerica Series Trust Alliance Growth Portfolio, Class 1†	1,988,305	78,524,650
SunAmerica Series Trust Capital Growth Portfolio, Class 1	2,413,468	31,963,960
SunAmerica Series Trust Davis Venture Value Portfolio, Class 1	6,716,098	181,729,828
SunAmerica Series Trust Dogs of Wall Street Portfolio, Class 1	8,517,645	112,042,681
SunAmerica Series Trust Equity Index Portfolio, Class 1	24,152,516	416,126,134
SunAmerica Series Trust Equity Opportunities Portfolio, Class 1	5,975,834	113,120,062
SunAmerica Series Trust Growth Opportunities Portfolio, Class 1	1,661,509	14,759,177
SunAmerica Series Trust Growth-Income Portfolio, Class 1	6,433,383	201,427,618
SunAmerica Series Trust Marsico Focused Growth Portfolio, Class 1	11,711,446	153,629,716
SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio, Class 1	12,258,052	258,202,009
SunAmerica Series Trust Mid Cap Growth Portfolio, Class 1	2,185,222	38,448,120
SunAmerica Series Trust Real Estate Portfolio, Class 1	4,717,944	75,456,270
SunAmerica Series Trust Small & Mid Cap Value Portfolio, Class 1	3,787,728	72,217,133
SunAmerica Series Trust Small Company Value Portfolio, Class 1	4,296,752	105,898,074

		2,454,478,079

Domestic Fixed Income Investment Companies — 13.9%
Anchor Series Trust Government & Quality Bond Portfolio, Class 1	6,658,574	100,224,231
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	5,627,507	66,883,763
Seasons Series Trust Real Return Portfolio, Class 1	3,567,792	35,289,328
SunAmerica Series Trust Corporate Bond Portfolio, Class 1	10,274,064	139,288,021
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	11,689,505	69,164,824
SunAmerica Series Trust Total Return Bond Portfolio, Class 1	22,548,367	202,746,194

		613,596,361

International Equity Investment Companies — 10.5%
Seasons Series Trust International Equity Portfolio, Class 1	10,731,502	94,258,794
SunAmerica Series Trust Foreign Value Portfolio, Class 1	10,303,740	165,602,991
SunAmerica Series Trust Global Equities Portfolio, Class 1	5,714,306	107,114,098
SunAmerica Series Trust International Growth and Income Portfolio, Class 1	9,871,196	99,486,437

		466,462,320

International Fixed Income Investment Companies — 1.5%
SunAmerica Series Trust Global Bond Portfolio, Class 1†	5,760,053	64,575,018

Total Affiliated Registered Investment Companies (cost $3,395,602,869)		3,599,111,778

U.S. GOVERNMENT TREASURIES — 15.1%
United States Treasury Bonds — 1.0%
6.25% due 08/15/2023	$8,503,000	11,247,870
7.13% due 02/15/2023	4,701,000	6,477,466
7.25% due 08/15/2022	4,973,000	6,823,498
7.63% due 11/15/2022	3,076,000	4,332,112
8.00% due 11/15/2021	11,343,900	15,820,305

		44,701,251

United States Treasury Notes — 14.1%
1.63% due 08/15/2022	27,593,500	26,591,084
1.63% due 11/15/2022	40,888,000	39,242,912
1.75% due 05/15/2022	31,320,000	30,532,114
1.75% due 05/15/2023	63,243,000	60,871,388
2.00% due 11/15/2021	48,323,700	48,191,583
2.00% due 02/15/2022	35,332,000	35,158,096
2.00% due 02/15/2023	60,119,000	59,231,283
2.38% due 08/15/2024	51,545,000	51,746,335
2.50% due 08/15/2023	52,900,000	53,986,936
2.50% due 05/15/2024	79,772,400	81,056,257
2.75% due 11/15/2023	69,830,000	72,617,753
2.75% due 02/15/2024	64,019,000	66,489,749

		625,715,490

Total U.S. Government Treasuries (cost $657,112,622)		670,416,741

Total Long-Term Investment Securities (cost $4,052,715,491)		4,269,528,519

SHORT-TERM INVESTMENT SECURITIES — 3.3%
Registered Investment Companies — 3.3%
AllianceBernstein Government STIF Portfolio (cost $145,494,994)	145,494,994	145,494,994

TOTAL INVESTMENTS (cost $4,198,210,485)(1)	99.7%	4,415,023,513
Other assets less liabilities	0.3	13,285,632

NET ASSETS	100.0%	$4,428,309,145

†	Non-income producing security

††	The SunAmerica Series Trust Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, Anchor Series Trust, and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 3
(1)	See Note 4 for cost of investments on a tax basis.

STIF — Short-Term Index Fund

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of October 31, 2014	Unrealized Appreciation (Depreciation)
1,769	Short	S&P 500 E-Mini Index	December 2014	$165,278,214	$177,908,330	$(12,630,116)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2014 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$2,454,478,079	$—	$—	$2,454,478,079
Domestic Fixed Income Investment Companies	613,596,361	—	—	613,596,361
International Equity Investment Companies	466,462,320	—	—	466,462,320
International Fixed Income Investment Companies	64,575,018	—	—	64,575,018
U.S. Government Treasuries:
United State Treasury Bonds	—	44,701,251	—	44,701,251
United State Treasury Notes	—	625,715,490	—	625,715,490
Short-Term Investment Securities:
Registered Investment Companies	145,494,994	—	—	145,494,994

Total	$3,744,606,772	$670,416,741	$—	$4,415,023,513

LIABILITIES:
Other Financial Instruments:@
Open Futures Contracts-Depreciation	$12,630,116	$—	$—	$12,630,116

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2014 —

(unaudited)

Security Description	Principal Amount	Value (Note 1)

ASSET BACKED SECURITIES — 0.1%
Diversified Financial Services — 0.1%
Mercedes-Benz Auto Receivables Trust Series 2014-1, Class A2 0.43% due 02/15/2017	$100,000	$99,968
SLM Private Credit Student Loan Trust FRS Series 2006-B, Class A4 0.41% due 03/15/2024	83,224	82,410

Total Asset Backed Securities (cost $181,086)		182,378

U.S. CORPORATE BONDS & NOTES — 2.8%
Auto-Cars/Light Trucks — 0.1%
Toyota Motor Credit Corp. FRS Senior Notes 0.52% due 05/17/2016	100,000	100,230

Banks-Commercial — 0.1%
Manufacturers & Traders Trust Co. Senior Notes 2.25% due 07/25/2019	250,000	249,900

Banks-Super Regional — 0.1%
Bank of America NA FRS Senior Notes 0.65% due 05/08/2017	250,000	249,813

Cellular Telecom — 0.0%
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	28,000	28,840
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	28,000	28,770

		57,610

Commercial Services-Finance — 0.1%
Total System Services, Inc. Senior Notes 3.75% due 06/01/2023	100,000	98,342

Computers — 0.1%
Apple, Inc. FRS Senior Notes 0.54% due 05/06/2019	200,000	200,178
Apple, Inc. Senior Notes 3.45% due 05/06/2024	100,000	102,862

		303,040

Diversified Banking Institutions — 0.2%
Bank of America Corp. FRS Senior Notes 0.84% due 08/25/2017	110,000	109,909
UBS AG FRS Senior Notes 0.61% due 08/14/2017	250,000	250,895
UBS AG Senior Notes 2.38% due 08/14/2019	250,000	250,461

		611,265

Electric-Integrated — 0.1%
Duke Energy Corp. FRS Senior Notes 0.61% due 04/03/2017	100,000	100,335
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	100,000	103,790
Duke Energy Progress, Inc. FRS 1st Mtg. Notes 0.43% due 03/06/2017	100,000	100,140

		304,265

Enterprise Software/Service — 0.1%
Oracle Corp. FRS Senior Notes 0.74% due 10/08/2019	200,000	200,871

Finance-Auto Loans — 0.2%
Ford Motor Credit Co., LLC FRS Senior Notes 0.75% due 09/08/2017	300,000	299,326
Ford Motor Credit Co., LLC FRS Senior Notes 1.48% due 05/09/2016	200,000	202,465

		501,791

Finance-Credit Card — 0.2%
American Express Credit Corp. FRS Senior Notes 0.72% due 08/15/2019	300,000	299,156
American Express Credit Corp. Senior Notes 2.25% due 08/15/2019	200,000	199,965

		499,121

Food-Meat Products — 0.1%
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	100,000	101,991

Insurance-Life/Health — 0.1%
Jackson National Life Global Funding Sec. Notes 2.30% due 04/16/2019*(1)	200,000	199,507

Insurance-Multi-line — 0.1%
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*(1)	200,000	200,514

Insurance-Mutual — 0.1%
New York Life Global Funding Sec. Notes 1.13% due 03/01/2017*(1)	100,000	100,158

Medical-Drugs — 0.1%
Johnson & Johnson FRS Senior Notes 0.31% due 11/28/2016	100,000	100,145

Medical-Wholesale Drug Distribution — 0.1%
McKesson Corp. FRS Senior Notes 0.63% due 09/10/2015	100,000	100,128

Multimedia — 0.1%
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 09/15/2024*(1)	200,000	203,241

Oil Companies-Exploration & Production — 0.1%
Devon Energy Corp. FRS Senior Notes 0.68% due 12/15/2015	100,000	100,322

Pipelines — 0.1%
DCP Midstream Operating LP Company Guar. Notes 2.70% due 04/01/2019	100,000	100,252

Real Estate Investment Trusts — 0.1%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.50% due 07/30/2029	100,000	101,381

Telephone-Integrated — 0.3%
AT&T, Inc. FRS Senior Notes 0.65% due 03/30/2017	100,000	100,167
Verizon Communications, Inc. FRS Senior Notes 0.63% due 06/09/2017	200,000	200,051
Verizon Communications, Inc. FRS Senior Notes 1.00% due 06/17/2019	100,000	100,723
Verizon Communications, Inc. FRS Senior Notes 1.76% due 09/15/2016	100,000	102,258
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	100,000	108,572

		611,771

Tobacco — 0.1%
Reynolds American, Inc. Company Guar. Notes 4.85% due 09/15/2023	100,000	107,833

Transport-Equipment & Leasing — 0.1%
Aviation Capital Group Corp. Senior Notes 3.88% due 09/27/2016*(1)	100,000	102,727

Total U.S. Corporate Bonds & Notes (cost $5,263,417)		5,306,218

FOREIGN CORPORATE BONDS & NOTES — 0.8%
Auto-Cars/Light Trucks — 0.1%
Volkswagen International Finance NV FRS Company Guar. Notes 0.67% due 11/18/2016*(1)	250,000	251,115

Banks-Commercial — 0.4%
BPCE SA Sub. Notes 4.63% due 07/11/2024*	300,000	295,955
Commonwealth Bank of Australia FRS Senior Notes 0.50% due 09/08/2017*(1)	300,000	299,830
Toronto-Dominion Bank FRS Senior Notes 0.48% due 05/02/2017	200,000	199,901

		795,686

Banks-Money Center — 0.1%
Mizuho Bank, Ltd. Company Guar. Notes 3.60% due 09/25/2024*(1)	200,000	201,156

Finance-Leasing Companies — 0.1%
LeasePlan Corp. NV Senior Notes 2.50% due 05/16/2018*	200,000	201,290

Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	61,000	61,026

Total Foreign Corporate Bonds & Notes (cost $1,507,061)		1,510,273

U.S. GOVERNMENT AGENCIES — 1.6%
Federal Home Loan Mtg. Corp. — 1.1%
1.25% due 10/02/2019	2,000,000	1,950,672
2.38% due 01/13/2022(2)	200,000	201,270

		2,151,942

Federal National Mtg. Assoc. — 0.5%
1.88% due 09/18/2018	900,000	915,248

Total U.S. Government Agencies (cost $3,048,511)		3,067,190

U.S. GOVERNMENT TREASURIES — 24.2%
United States Treasury Bonds — 0.3%
2.88% due 05/15/2043	300,000	288,797
3.13% due 02/15/2042	250,000	254,101

		542,898

United States Treasury Notes — 23.9%
0.25% due 01/15/2015(3)	5,900,000	5,902,307
0.25% due 02/28/2015(3)	100,000	100,055
0.25% due 03/31/2015	100,000	100,055
0.63% due 04/30/2018	6,200,000	6,080,358
2.00% due 02/15/2023	23,950,000	23,596,354
2.13% due 06/30/2021	2,700,000	2,717,931
2.25% due 04/30/2021	2,100,000	2,133,140
2.38% due 08/15/2024	3,500,000	3,513,671
2.50% due 05/15/2024	1,700,000	1,727,360

		45,871,231

Total U.S. Government Treasuries (cost $45,572,657)		46,414,129

Total Long-Term Investment Securities (cost $55,572,732)		56,480,188

SHORT-TERM INVESTMENT SECURITIES — 51.4%
U.S. Government Agencies — 48.6%
Federal Home Loan Bank Disc. Notes 0.06% due 12/12/2014	1,100,000	1,099,925
0.07% due 03/25/2015	16,300,000	16,296,789
0.08% due 02/20/2015	100,000	99,988
0.08% due 03/18/2015	1,100,000	1,099,793
0.08% due 04/06/2015	400,000	399,897
0.09% due 02/18/2015	1,500,000	1,499,821
0.09% due 03/09/2015	1,200,000	1,199,790
0.09% due 03/13/2015	5,000,000	4,999,095
0.09% due 04/24/2015	200,000	199,943
0.10% due 01/26/2015	800,000	799,944
0.10% due 02/04/2015	200,000	199,979
0.10% due 02/23/2015	3,600,000	3,599,554
0.10% due 03/06/2015	10,000,000	9,998,290
0.12% due 03/06/2015	700,000	699,880
0.12% due 05/08/2015	900,000	899,698
0.12% due 05/19/2015	2,200,000	2,199,217
0.13% due 06/01/2015	3,500,000	3,498,572
0.16% due 07/16/2015	400,000	399,773
0.17% due 09/04/2015	100,000	99,915
0.17% due 09/09/2015	200,000	199,828

Federal Home Loan Mgt. Corp.
0.11% due 03/17/2015	600,000	599,888
0.12% due 05/27/2015	500,000	499,815
0.13% due 06/09/2015	4,500,000	4,498,092
Federal Home Loan Mtg. Corp. Disc. Notes
0.07% due 04/01/2015	2,400,000	2,399,405
0.07% due 04/07/2015	1,300,000	1,299,665
0.07% due 04/08/2015	4,100,000	4,098,934
0.07% due 04/09/2015	5,000,000	4,998,690
0.07% due 04/10/2015	600,000	599,842
0.08% due 05/05/2015	3,400,000	3,398,878
0.09% due 03/09/2015	900,000	899,843
0.09% due 03/19/2015	1,900,000	1,899,641
0.10% due 02/19/2015	2,700,000	2,699,676
0.11% due 03/19/2015	14,000,000	13,997,354
Federal National Mtg. Assoc. Disc. Notes
0.07% due 04/27/2015	1,200,000	1,199,650
0.08% due 05/01/2015	200,000	199,935
0.09% due 12/15/2014	500,000	499,948

		93,278,947

U.S. Government Treasuries — 2.8%
United States Treasury Bills
0.02% due 11/06/2014	2,200,000	2,199,994
0.03% due 01/02/2015(3)	3,200,000	3,199,958

		5,399,952

Total Short-Term Investment Securities (cost $98,664,642)		98,678,899

REPURCHASE AGREEMENTS — 15.8%
Agreement with Goldman Sachs, bearing interest at 2.83%, dated 10/31/2014, to be repurchased 11/03/2014 in the amount of $6,600,083 and collateralized by $6,786,501 of Federal Home Loan Mtg. Assoc. Notes, bearing interest at 3.50% due 09/01/2042 and having an approximate value of $6,805,570.	6,600,000	6,600,000
Agreement with J.P. Morgan Securities, bearing interest at 0.17%, dated 10/31/2014, to be repurchased 11/03/2014 in the amount of $4,000,057 and collateralized by $4,000,000 of Federal Home Loan Mtg. Assoc. Notes, bearing interest at 1.25%, due 10/02/2019 and having an approximate value of $4,080,098	4,000,000	4,000,000
Agreement with Barclays Capital PLC, bearing interest at 0.15%, dated 10/31/2014, to be repurchased 11/03/2014 in the amount of $19,800,036 and collateralized by $20,172,000 of U.S. Treasury Notes, bearing interest at 2.00%, due 08/31/2021 and having an approximate value of $20,200,584	19,800,000	19,800,000

Total Repurchase Agreements (cost $30,400,000)		30,400,000

TOTAL INVESTMENTS (cost $184,637,374)(4)	96.7%	185,559,087
Other assets less liabilities	3.3	6,301,803

NET ASSETS	100.0%	$191,860,890

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2014, the aggregate value of these securities was $2,055,493 representing 1.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At October 31, 2014, the aggregate value of these securities was $704,227 representing 0.4% of net assets.
(2)	Commercial Mortgage Backed Security
(3)	The security or portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 4 for cost of investments on a tax basis.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at October 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

Written Options on Interest Rate Swap Contracts

Issue	Expiration Month	Strike Price	Notional Amount	Premiums Received	Value at October 31, 2014	Unrealized Appreciation / (Depreciation)
Call option to enter an interest rate swap with Bank of America for the obligation to pay a fixed rate of 3.20% versus the three month USD-LIBOR-BBA maturing on 11/20/2024	November 2014	$3.20	$2,700,000	$6,750	$3,834	$2,916
Call option to enter an interest rate swap with Morgan Stanley Capital Services LLC for the obligation to pay a fixed rate of 2.25% versus the three month USD-LIBOR-BBA maturing on 11/20/2024	November 2014	2.25	700,000	3,505	155	3,350
Put option to enter an interest rate swap with Morgan Stanley Capital Services LLC for the obligation to receive a fixed rate of 2.45% versus the three month USD-LIBOR-BBA maturing on 11/20/2024	November 2014	2.45	700,000	4,600	5,146	(546)
Call option to enter an interest rate swap with Morgan Stanley Capital Services LLC for the obligation to pay a fixed rate of 1.85% versus the three month USD-LIBOR-BBA maturing on 12/04/2019	December 2014	1.85	700,000	1,400	3,683	(2,283)
Put option to enter an interest rate swap with Morgan Stanley Capital Services LLC for the obligation to receive a fixed rate of 2.15% versus the three month USD-LIBOR-BBA maturing on 12/04/2019	December 2014	2.15	700,000	2,240	172	2,068
Call option to enter an interest rate swap with Morgan Stanley Capital Services Inc. for the obligation to pay a fixed rate of 2.91% versus the three month USD-LIBOR maturing on 08/20/2019	August 2015	2.91	5,800,000	20,880	21,495	(615)
Put option to enter an interest rate swap with Morgan Stanley Capital Services LLC for the obligation to receive a fixed rate of 2.91% versus the three month USD-LIBOR-BBA maturing on 08/20/2019	August 2015	2.91	5,800,000	20,880	17,760	3,120

				$60,255	$52,245	$8,010

USD — United States Dollar

EURIBOR — Euro Interbank Offered Rate

LIBOR — London Interbank Offered Rate

Written Call Options on Exchange Traded Futures

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at October 31, 2014	Unrealized Appreciation / (Depreciation)
LIF EURIBOR Euro 3 Month Futures	December 2014	$99.50	2	$1,267	$2,507	$(1,240)

Written Put Options on Exchange Traded Futures

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at October 31, 2014	Unrealized Appreciation / (Depreciation)
LIF EURIBOR Euro 3 Month Futures	December 2014	$99.50	2	$1,580	$—	$1,580

Open Future Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of October 31, 2014	Unrealized Appreciation (Depreciation)
1,164	Long	S&P 500 E-Mini Index	December 2014	$113,547,204	$117,063,480	$3,516,276
82	Long	Russell 2000 Mini Index	December 2014	9,471,356	9,602,200	130,844
8	Long	US Treasury 10 Year Notes	December 2014	1,002,134	1,010,875	8,741

						$3,655,861

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	JPY	72,400,000	USD	663,004	11/4/2014	$18,445	$—

Barclays Bank PLC	JPY	72,400,000	USD	672,242	12/2/2014	27,554	—
	USD	672,113	JPY	72,400,000	11/4/2014	—	(27,555)

						27,554	(27,555)

Net Unrealized Appreciation/(Depreciation)						$45,999	$(27,555)

JPY — Japanese Yen

USD — United States Dollar

Over the Counter Total Return Swap Contracts@

Swap Counterparty	Notional Amount (000’s)	Termination Date	Fixed Payments Received (Paid) by the Portfolio	Total Return Received or Paid by Portfolio	Upfront Premiums Paid/ (Received)	Gross Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	26,822	04/30/2015	(3 Month USD LIBOR-BBA plus 25 bps)	iShares MSCI EAFE Index	$—	$—

Centrally Cleared Interest Rate Swap Contracts@

			Rates Exchanged
	Notional Amount (000’s)	Termination Date	Fixed Payments Received (Paid) by the Portfolio	Payments Made by the Portfolio	Upfront Premiums Paid/ (Received)	Gross Unrealized Appreciation/ (Depreciation)
EUR	400	01/29/2024	6 Month EURIBOR	2.000%	$—	$(46,035)

BBA — British Banking Association

EUR — Euro Dollar

EURIBOR — Euro Interbank Offered Rate

LIBOR — London Interbank Offered Rate

USD — United States Dollar

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection@(4)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Counterparty	Implied Credit Spread at October 31, 2014 (1)	Notional Amount (2)	Value at October 31, 2014 (3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index	1.000%	6/20/2018	UBS Securities LLC	0.4117%	$1,800,000	$38,016	$16,047	$21,969
CDX North American Investment Grade Index	1.000%	12/20/2019	Morgan Stanley & Co. LLC	0.6400%	45,900,000	812,646	737,938	74,708

						$850,662	$753,985	$96,677

@	Illiquid security. At October 31, 2014, the aggregate value of these securities was $50,642 representing 0.0% of net assets.
(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2014 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$182,378	$—	$182,378
U.S. Corporate Bonds & Notes	—	5,306,218	—	5,306,218
Foreign Corporate Bonds & Notes	—	1,510,273	—	1,510,273
U.S. Government Agencies	—	3,067,190	—	3,067,190
U.S. Government Treasuries:
United State Treasury Bonds	—	542,898	—	542,898
United State Treasury Notes	—	45,871,231	—	45,871,231
Short-Term Investment Securities:
U.S. Government Agencies	—	93,278,947	—	93,278,947
U.S. Government Treasuries	—	5,399,952	—	5,399,952
Repurchase Agreements	—	30,400,000	—	30,400,000
Other Financial Instruments:@
Written Options on Interest Rate Swap Contracts - Appreciation	—	11,454	—	11,454
Written Put Options on Exchange Traded Futures - Appreciation	1,580	—	—	1,580
Open Futures Contracts-Appreciation	3,655,861	—	—	3,655,861
Open Forward Foreign Currency Contracts-Appreciation	—	45,999	—	45,999
Centrally Cleared Credit Default Swaps on Credit Indices- Sell Protection-Appreciation	—	96,677	—	96,677

Total	$3,657,441	$185,713,217	$—	$189,370,658

LIABILITIES:
Other Financial Instruments:@
Written Options on Interest Rate Swap Contracts - Depreciation	—	3,444	—	3,444
Written Call Options on Exchange Traded Futures - Depreciation	1,240	—	—	1,240
Open Forward Foreign Currency Contracts-Depreciation	—	27,555	—	27,555
Centrally Cleared Interest Rate Swap Contracts-Depreciation	—	46,035	—	46,035

Total	$1,240	$77,034	$—	$78,274

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

VCP Value Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 64.3%
Aerospace/Defense — 0.8%
General Dynamics Corp.	12,011	$1,678,657

Agricultural Operations — 0.7%
Archer-Daniels-Midland Co.	31,964	1,502,308

Applications Software — 1.3%
Citrix Systems, Inc.†	16,186	1,039,627
Microsoft Corp.	34,462	1,617,991

		2,657,618

Auto-Cars/Light Trucks — 0.7%
General Motors Co.	42,773	1,343,072

Banks-Commercial — 0.6%
BB&T Corp.	29,910	1,132,991

Banks-Fiduciary — 2.0%
Citizens Financial Group, Inc.	33,438	789,806
Northern Trust Corp.	19,920	1,320,696
State Street Corp.	26,837	2,025,120

		4,135,622

Banks-Super Regional — 2.6%
Comerica, Inc.	26,679	1,273,656
Fifth Third Bancorp	53,962	1,078,700
PNC Financial Services Group, Inc.	26,211	2,264,368
Wells Fargo & Co.	13,389	710,822

		5,327,546

Cable/Satellite TV — 1.9%
Comcast Corp., Class A	38,972	2,157,100
Time Warner Cable, Inc.	11,047	1,626,229

		3,783,329

Cellular Telecom — 0.6%
Vodafone Group PLC ADR	38,563	1,281,063

Chemicals-Diversified — 0.6%
Dow Chemical Co.	22,889	1,130,717

Computer Services — 0.8%
Amdocs, Ltd.	34,033	1,617,929

Computers-Memory Devices — 0.6%
NetApp, Inc.	29,000	1,241,200

Cosmetics & Toiletries — 2.1%
Avon Products, Inc.	140,478	1,460,971
Procter & Gamble Co.	21,497	1,876,043
Unilever NV (NY Registered Shares)	27,019	1,046,446

		4,383,460

Cruise Lines — 0.9%
Carnival Corp.	47,991	1,926,839

Diversified Banking Institutions — 9.5%
Bank of America Corp.	160,696	2,757,543
Citigroup, Inc.	116,940	6,259,798
Goldman Sachs Group, Inc.	7,718	1,466,343
JPMorgan Chase & Co.	96,077	5,810,737
Morgan Stanley	88,505	3,093,250

		19,387,671

Diversified Manufacturing Operations — 2.7%
General Electric Co.	154,498	3,987,593
Ingersoll-Rand PLC	25,435	1,592,740

		5,580,333

E-Commerce/Products — 1.2%
eBay, Inc.†	46,919	2,463,247

Electric-Integrated — 1.3%
Edison International	11,419	714,601
FirstEnergy Corp.	23,924	893,322
PG&E Corp.	19,443	978,372

		2,586,295

Electronic Components-Misc. — 0.8%
Corning, Inc.	75,617	1,544,855

Electronic Components-Semiconductors — 1.4%
Broadcom Corp., Class A	31,388	1,314,529
Intel Corp.	46,694	1,588,063

		2,902,592

Electronic Forms — 1.0%
Adobe Systems, Inc.†	29,705	2,082,915

Electronic Security Devices — 0.7%
Tyco International PLC†	33,287	1,429,011

Finance-Consumer Loans — 0.3%
Synchrony Financial†	21,861	590,684

Finance-Investment Banker/Broker — 1.0%
Charles Schwab Corp.	70,902	2,032,760

Finance-Other Services — 0.6%
CME Group, Inc.	14,200	1,190,102

Food-Misc./Diversified — 0.7%
Mondelez International, Inc., Class A	42,938	1,513,994

Insurance Brokers — 2.2%
Aon PLC	15,493	1,332,398
Marsh & McLennan Cos., Inc.	37,407	2,033,818
Willis Group Holdings PLC	26,411	1,070,438

		4,436,654

Insurance-Multi-line — 0.8%
Voya Financial, Inc.	41,001	1,609,289

Internet Security — 0.9%
Symantec Corp.	71,672	1,778,899

Machinery-Construction & Mining — 0.9%
Caterpillar, Inc.	17,309	1,755,306

Medical Instruments — 0.5%
Medtronic, Inc.	16,411	1,118,574

Medical Products — 0.3%
Hospira, Inc.†	11,092	595,640

Medical-Biomedical/Gene — 0.9%
Amgen, Inc.	11,708	1,898,803

Medical-Drugs — 3.9%
Eli Lilly & Co.	26,553	1,761,261
Merck & Co., Inc.	35,610	2,063,243
Novartis AG(1)	20,550	1,905,889
Pfizer, Inc.	32,580	975,771
Sanofi(1)	13,662	1,265,479

		7,971,643

Medical-Generic Drugs — 0.9%
Teva Pharmaceutical Industries, Ltd. ADR	31,751	1,792,979

Medical-HMO — 1.7%
UnitedHealth Group, Inc.	15,658	1,487,666
WellPoint, Inc.	14,988	1,898,830

		3,386,496

Metal-Copper — 0.5%
Freeport-McMoRan, Inc.	33,834	964,269

Multimedia — 1.8%
Thomson Reuters Corp.	28,799	1,071,418

Time Warner, Inc.	6,774	538,330
Viacom, Inc., Class B	28,008	2,035,622

		3,645,370

Networking Products — 0.8%
Cisco Systems, Inc.	65,585	1,604,865

Oil & Gas Drilling — 0.4%
Ensco PLC, Class A	22,399	909,175

Oil Companies-Exploration & Production — 2.4%
Anadarko Petroleum Corp.	12,761	1,171,205
Apache Corp.	13,364	1,031,701
Canadian Natural Resources, Ltd.	42,359	1,478,177
Occidental Petroleum Corp.	14,724	1,309,405

		4,990,488

Oil Companies-Integrated — 3.1%
Exxon Mobil Corp.	14,678	1,419,509
Royal Dutch Shell PLC, Class A(1)	87,203	3,122,610
Total SA(1)	31,170	1,860,028

		6,402,147

Oil-Field Services — 0.7%
Baker Hughes, Inc.	27,983	1,481,980

Pharmacy Services — 0.2%
Express Scripts Holding Co.†	4,730	363,359

Retail-Apparel/Shoe — 0.6%
Abercrombie & Fitch Co., Class A	35,036	1,173,005

Retail-Discount — 0.9%
Target Corp.	30,350	1,876,237

Semiconductor Equipment — 1.0%
Applied Materials, Inc.	97,032	2,143,437

Telephone-Integrated — 1.0%
Koninklijke KPN NV(1)	95,174	312,541
Orange SA(1)	21,515	342,383
Telecom Italia SpA†(1)	200,977	227,039
Telefonica SA(1)	13,936	209,568
Verizon Communications, Inc.	20,109	1,010,477

		2,102,008

Transport-Rail — 0.5%
CSX Corp.	29,922	1,066,121

Total Common Stocks (cost $125,392,756)		131,513,554

CONVERTIBLE PREFERRED SECURITIES — 0.2%
Banks-Super Regional — 0.1%
KeyCorp Series A 7.75%	400	52,284

Investment Management/Advisor Services — 0.1%
AMG Capital Trust II 5.15% due 10/15/2037	4,800	294,900

Pipelines — 0.0%
El Paso Energy Capital Trust I 4.75% due 03/31/2028	800	46,080

Total Convertible Preferred Securities (cost $403,446)		393,264

PREFERRED SECURITIES — 0.1%
Banks-Fiduciary — 0.1%
State Street Corp. Series D 5.90%	5,000	130,500

Banks-Super Regional — 0.0%
Wells Fargo & Co. 5.85%	1,200	31,152

Total Preferred Securities (cost $155,000)		161,652

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.3%
Diversified Banking Institutions — 0.2%
JPMorgan Chase & Co. FRS Series R 6.00% due 08/01/2023(2)	35,000	34,694
JPMorgan Chase & Co. FRS Series S 6.75% due 02/01/2024(2)	30,000	31,608
JPMorgan Chase & Co. FRS Series V 5.00% due 07/01/2019(2)	200,000	196,750
JPMorgan Chase & Co. VRS Series X 6.10% due 10/01/2024(2)	145,000	145,362

		408,414

Electric-Integrated — 0.0%
Dominion Resources, Inc. FRS 5.75% due 10/01/2024	48,000	49,907

Insurance-Multi-line — 0.1%
Farmers Exchange Capital III VRS 5.45% due 10/15/2034*	130,000	132,112

Total Preferred Securities/Capital Securities (cost $588,000)		590,433

CONVERTIBLE BONDS & NOTES — 6.1%
Applications Software — 0.4%
Citrix Systems, Inc. Senior Notes 0.50% due 04/15/2019*	$764,000	797,903

Broadcast Services/Program — 0.1%
Liberty Interactive LLC Senior Notes 0.75% due 03/30/2043	167,000	229,416

Coal — 0.1%
Peabody Energy Corp. Junior Sub-Debentures 4.75% due 12/15/2066	318,000	210,675

Diversified Banking Institutions — 0.1%
Goldman Sachs Group, Inc. Senior Notes 1.00% due 09/28/2020*	171,000	183,290

Electronic Components-Semiconductors — 0.7%
Micron Technology, Inc. Senior Notes 3.00% due 11/15/2043	525,000	675,281
NVIDIA Corp. Senior Notes 1.00% due 12/01/2018*	701,000	793,006

		1,468,287

Finance-Investment Banker/Broker — 0.1%
Jefferies Group LLC Senior Notes 3.88% due 11/01/2029	258,000	269,126

Financial Guarantee Insurance — 0.5%
MGIC Investment Corp. Senior Notes 2.00% due 04/01/2020	86,000	122,819
MGIC Investment Corp. Senior Notes 5.00% due 05/01/2017	451,000	500,046
Radian Group, Inc. Senior Notes 2.25% due 03/01/2019	133,000	216,291
Radian Group, Inc. Senior Notes 3.00% due 11/15/2017	124,000	192,278

		1,031,434

Insurance-Multi-line — 0.2%
Old Republic International Corp. Senior Notes 3.75% due 03/15/2018	250,000	289,375

Medical Instruments — 0.3%
NuVasive, Inc. Senior Notes 2.75% due 07/01/2017	182,000	218,741
Volcano Corp. Senior Notes 1.75% due 12/01/2017	484,000	409,585

		628,326

Medical-Biomedical/Gene — 0.2%
Cubist Pharmaceuticals, Inc. Senior Notes 1.88% due 09/01/2020	389,000	454,158

Medical-Drugs — 0.4%
Salix Pharmaceuticals, Ltd. Senior Notes 1.50% due 03/15/2019	388,000	866,937

Medical-HMO — 0.6%
WellPoint, Inc. Senior Notes 2.75% due 10/15/2042	688,000	1,201,420

Oil Companies-Exploration & Production — 0.3%
Cobalt International Energy, Inc. Senior Notes 2.63% due 12/01/2019	285,000	211,791
Stone Energy Corp. Company Guar. Notes 1.75% due 03/01/2017	433,000	401,066

		612,857

Oil-Field Services — 0.1%
Helix Energy Solutions Group, Inc. Senior Notes 3.25% due 03/15/2032	194,000	245,653

Pharmacy Services — 0.6%
Omnicare, Inc. Company Guar. Notes 3.25% due 12/15/2035	168,000	178,080
Omnicare, Inc. Company Guar. Notes 3.50% due 02/15/2044	298,000	338,416
Omnicare, Inc. Company Guar. Notes 3.75% due 04/01/2042	391,000	645,639

		1,162,135

Physical Therapy/Rehabilitation Centers — 0.3%
HealthSouth Corp. Senior Sub. Notes 2.00% due 12/01/2043	480,000	551,700

Retirement/Aged Care — 0.3%
Brookdale Senior Living, Inc. Senior Notes 2.75% due 06/15/2018	392,000	512,295

Semiconductor Equipment — 0.2%
Lam Research Corp. Senior Notes 1.25% due 05/15/2018	343,000	479,771

Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp. Senior Notes 4.00% due 12/15/2020	224,000	265,720

Television — 0.5%
Liberty Media Corp. Senior Notes 1.38% due 10/15/2023*	1,046,000	1,042,731

Total Convertible Bonds & Notes (cost $11,992,458)		12,503,209

U.S. CORPORATE BONDS & NOTES — 7.5%
Agricultural Chemicals — 0.0%
Monsanto Co. Senior Notes 2.13% due 07/15/2019	30,000	29,915
Monsanto Co. Senior Notes 3.38% due 07/15/2024	20,000	20,088

		50,003

Agricultural Operations — 0.2%
Bunge Ltd. Finance Corp. Company Guar. Notes 5.10% due 07/15/2015	350,000	360,566

Airlines — 0.1%
American Airlines Pass Through Trust Series 2014-1, Class A 3.70% due 04/01/2028	60,000	59,775
United Airlines Pass Through Trust Pass Through Certs. 3.75% due 03/03/2028	60,000	60,750

		120,525

Applications Software — 0.2%
NetSuite, Inc. Senior Notes 0.25% due 06/01/2018	397,000	450,595

Banks-Commercial — 0.5%
Branch Banking & Trust Co. Sub. Notes 3.80% due 10/30/2026	250,000	253,585
Regions Financial Corp. Senior Notes 5.75% due 06/15/2015	700,000	719,963

		973,548

Banks-Super Regional — 0.2%
Wells Fargo & Co Sub. Notes 4.10% due 06/03/2026	200,000	202,855
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	170,000	169,442

		372,297

Beverages-Non-alcoholic — 0.0%
PepsiCo, Inc. Senior Notes 3.60% due 03/01/2024	75,000	77,227

Broadcast Services/Program — 0.2%
Discovery Communications LLC Company Guar. Notes 3.70% due 06/01/2015	400,000	407,106

Building-Residential/Commercial — 0.0%
MDC Holdings, Inc. Company Guar. Notes 6.00% due 01/15/2043	10,000	8,650

Cable/Satellite TV — 0.5%
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	80,000	81,571
Comcast Corp. Company Guar. Notes 5.70% due 05/15/2018	100,000	113,314
Cox Communications, Inc. Senior Notes 8.38% due 03/01/2039*	200,000	285,966
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	220,000	223,543
Time Warner Cable, Inc. Company Guar. Notes 5.00% due 02/01/2020	195,000	218,246

		922,640

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Notes 3.21% due 08/15/2035*	100,000	101,972
Crown Castle Towers LLC Senior Sec. Bonds 4.88% due 08/15/2040*	100,000	110,359

		212,331

Commercial Services — 0.0%
Live Nation Entertainment, Inc. Senior Notes 2.50% due 05/15/2019*	63,000	65,756

Commercial Services-Finance — 0.1%
Moody’s Corp. Senior Notes 4.50% due 09/01/2022	135,000	143,543
Moody’s Corp. Senior Notes 4.88% due 02/15/2024	75,000	81,679

		225,222

Computer Services — 0.0%
Computer Sciences Corp. Senior Notes 4.45% due 09/15/2022	30,000	30,300

Computers-Memory Devices — 0.5%
SanDisk Corp. Senior Notes 0.50% due 07/15/2020	834,000	982,035

Containers-Paper/Plastic — 0.1%
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	90,000	95,545

Cosmetics & Toiletries — 0.0%
Avon Products, Inc. Senior Notes 2.38% due 03/15/2016	25,000	24,706

Diversified Banking Institutions — 0.7%
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	55,000	60,101
Citigroup, Inc. Senior Notes 2.65% due 03/02/2015	80,000	80,553
Citigroup, Inc. Sub. Notes 3.50% due 05/15/2023	15,000	14,685
Citigroup, Inc. Sub. Notes 5.30% due 05/06/2044	20,000	21,256
Citigroup, Inc. Senior Notes 6.01% due 01/15/2015	430,000	434,714
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	30,000	38,147
Goldman Sachs Group, Inc. Senior Notes 2.63% due 01/31/2019	145,000	146,079
Goldman Sachs Group, Inc. Senior Notes 2.90% due 07/19/2018	35,000	35,803
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	65,000	73,450
JPMorgan Chase & Co. Sub. Notes 3.88% due 09/10/2024	100,000	99,349
Morgan Stanley Senior Notes 2.38% due 07/23/2019	250,000	248,188
Morgan Stanley Senior Notes 2.50% due 01/24/2019	125,000	125,854

		1,378,179

Electric-Distribution — 0.1%
Oglethorpe Power Corp. 1st Mtg. Bonds 4.55% due 06/01/2044	200,000	202,591

Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 3.95% due 05/28/2024	35,000	35,083

Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 4.30% due 07/08/2034	75,000	77,172

Finance-Credit Card — 0.1%
American Express Credit Corp. Senior Notes 2.75% due 09/15/2015	240,000	244,706

Finance-Investment Banker/Broker — 0.0%
Charles Schwab Corp. Senior Notes 2.20% due 07/25/2018	35,000	35,388

Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 4.25% due 09/15/2024	55,000	55,137

Finance-Other Services — 0.0%
CME Group, Inc. Senior Notes 3.00% due 09/15/2022	65,000	65,316

Food-Meat Products — 0.0%
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	27,000	27,537
Tyson Foods, Inc. Company Guar. Notes 4.88% due 08/15/2034	24,000	25,149
Tyson Foods, Inc. Company Guar. Notes 5.15% due 08/15/2044	25,000	26,692

		79,378

Food-Misc./Diversified — 0.1%
General Mills, Inc. 2.20% due 10/21/2019	120,000	119,225
Mondelez International, Inc. Senior Notes 6.50% due 02/09/2040	18,000	22,916

		142,141

Food-Retail — 0.0%
Kroger Co. Senior Notes 3.30% due 01/15/2021	60,000	61,243

Food-Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 3.50% due 10/02/2024	113,000	114,670

Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 4.05% due 10/15/2023	60,000	63,472

Insurance-Life/Health — 0.0%
Lincoln National Corp. Senior Notes 4.00% due 09/01/2023	35,000	36,236
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	25,000	27,106

		63,342

Insurance-Multi-line — 0.1%
American Financial Group, Inc. Senior Notes 9.88% due 06/15/2019	200,000	257,706

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	150,000	150,212

Insurance-Property/Casualty — 0.0%
Travelers Cos., Inc. Senior Notes 4.60% due 08/01/2043	10,000	10,706

Insurance-Reinsurance — 0.0%
Reinsurance Group of America, Inc. Senior Notes 4.70% due 09/15/2023	20,000	21,499

Investment Management/Advisor Services — 0.1%
Blackstone Holdings Finance Co., LLC Company Guar. Notes 5.00% due 06/15/2044*	225,000	239,162

Medical Instruments — 0.0%
Edwards Lifesciences Corp. Senior Notes 2.88% due 10/15/2018	29,000	29,560
Medtronic, Inc. Senior Notes 4.63% due 03/15/2044	15,000	15,572

		45,132

Medical Products — 0.2%
CareFusion Corp. Senior Notes 3.88% due 05/15/2024	225,000	229,316
CareFusion Corp. Senior Notes 4.88% due 05/15/2044	230,000	230,515

		459,831

Medical-Biomedical/Gene — 0.5%
BioMarin Pharmaceutical, Inc. Senior Sub. Notes 1.50% due 10/15/2020	471,000	553,719
Celgene Corp. Senior Notes 4.00% due 08/15/2023	10,000	10,444
Celgene Corp. Senior Notes 4.63% due 05/15/2044	110,000	112,207
Cubist Pharmaceuticals, Inc. Senior Notes 1.13% due 09/01/2018	271,000	310,295
Gilead Sciences, Inc. Senior Notes 2.05% due 04/01/2019	45,000	44,908

		1,031,573

Medical-Drugs — 0.1%
Bayer US Finance LLC Company Guar. Notes 3.00% due 10/08/2021*	200,000	200,904
Zoetis, Inc. Senior Notes 4.70% due 02/01/2043	5,000	5,145

		206,049

Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 6.00% due 11/15/2018*	30,000	30,907

Medical-HMO — 0.1%
WellPoint, Inc. Senior Notes 1.25% due 09/10/2015	120,000	120,678

Medical-Hospitals — 0.0%
Ventas Realty LP Company Guar. Notes 5.70% due 09/30/2043	5,000	5,814

Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp. Senior Notes 3.40% due 05/15/2024	80,000	80,319
McKesson Corp. Senior Notes 2.28% due 03/15/2019	75,000	74,660

		154,979

Office Automation & Equipment — 0.0%
Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024	55,000	56,148

Oil & Gas Drilling — 0.0%
Rowan Cos., Inc. Company Guar. Notes 5.85% due 01/15/2044	60,000	60,324

Oil Companies-Exploration & Production — 0.1%
Devon Energy Corp. Senior Notes 2.25% due 12/15/2018	60,000	60,072
Devon Energy Corp. Senior Notes 2.40% due 07/15/2016	45,000	46,301
Devon Energy Corp. Senior Notes 3.25% due 05/15/2022	60,000	59,683
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	20,000	21,532

		187,588

Oil Companies-Integrated — 0.0%
Chevron Corp. Senior Notes 1.72% due 06/24/2018	15,000	15,139

Pharmacy Services — 0.0%
Express Scripts Holding Co. Company Guar. Notes 2.25% due 06/15/2019	85,000	84,506

Pipelines — 0.5%
Enable Midstream Partners LP Senior Notes 2.40% due 05/15/2019*	200,000	197,386
Enterprise Products Operating LLC Company Guar. Notes 2.55% due 10/15/2019	55,000	55,003
Sunoco Logistics Partner Company Guar. Notes 5.30% due 04/01/2044	65,000	67,247
Sunoco Logistics Partner Company Guar. Notes 5.50% due 02/15/2020	40,000	45,113
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	65,000	70,562
Williams Partners LP Senior Notes 3.80% due 02/15/2015	450,000	453,771
Williams Partners LP Senior Notes 5.40% due 03/04/2044	30,000	31,358

		920,440

Private Equity — 0.2%
Apollo Management Holdings LP Company Guar. Notes 4.00% due 05/30/2024*	60,000	60,474
KKR Group Finance Co III LLC Company Guar. Notes 5.13% due 06/01/2044*	220,000	231,476

		291,950

Real Estate Investment Trusts — 0.5%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	45,000	46,028
American Tower Corp. Senior Notes 3.50% due 01/31/2023	25,000	23,926
American Tower Corp. Senior Notes 4.63% due 04/01/2015	200,000	203,168
HCP, Inc. Senior Notes 3.88% due 08/15/2024	70,000	69,969
HCP, Inc. Senior Notes 4.20% due 03/01/2024	100,000	102,196
Health Care REIT, Inc. Senior Notes 4.50% due 01/15/2024	35,000	36,353
Highwoods Realty LP Senior Notes 3.20% due 06/15/2021	200,000	198,379
Piedmont Operating Partnership LP Company Guar. Notes 4.45% due 03/15/2024	115,000	117,771
Realty Income Corp. Senior Notes 2.00% due 01/31/2018	200,000	200,903

		998,693

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.35% due 10/15/2019*	95,000	94,347

Retail-Auto Parts — 0.0%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	25,000	26,379
O’Reilly Automotive, Inc. Company Guar. Notes 4.88% due 01/14/2021	20,000	21,924

		48,303

Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	40,000	35,917

Wal-Mart Stores, Inc. Senior Notes 3.30% due 04/22/2024	25,000	25,540

		61,457

Retail-Drug Store — 0.1%
CVS Health Corp. Senior Notes 3.38% due 08/12/2024	40,000	39,883
CVS Pass-Through Trust Pass Through Certs. 6.04% due 12/10/2028	46,795	54,494

		94,377

Retail-Mail Order — 0.1%
QVC, Inc. Senior Sec. Notes 5.45% due 08/15/2034*	100,000	96,699

Savings & Loans/Thrifts — 0.1%
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	45,000	51,656
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	185,000	188,123

		239,779

Steel Pipe & Tube — 0.1%
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	120,000	115,246

Steel-Producers — 0.0%
Glencore Funding LLC Company Guar. Notes 3.13% due 04/29/2019*	80,000	80,760

Telecom Equipment-Fiber Optics — 0.3%
JDS Uniphase Corp. Senior Notes 0.63% due 08/15/2033	513,000	525,825

Telecommunication Equipment — 0.1%
Juniper Networks, Inc. Senior Notes 4.50% due 03/15/2024	120,000	123,555

Telephone-Integrated — 0.1%
AT&T, Inc. Senior Notes 6.15% due 09/15/2034	25,000	29,429
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	45,000	43,943
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054*	16,000	16,282
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	35,000	39,196
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	45,000	54,813

		183,663

Tobacco — 0.0%
Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	15,000	15,444
Philip Morris International, Inc. Senior Notes 4.88% due 11/15/2043	35,000	37,979

		53,423

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 5.15% due 09/01/2043	40,000	44,478
Union Pacific Corp. Senior Notes 3.25% due 01/15/2025	20,000	20,093
Union Pacific Corp. Senior Notes 4.15% due 01/15/2045	50,000	50,079
Union Pacific Corp. Senior Notes 4.85% due 06/15/2044	30,000	33,201

		147,851

Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 4.90% due 01/15/2034	25,000	27,374
FedEx Corp. Company Guar. Notes 5.10% due 01/15/2044	45,000	49,513

		76,887

Total U.S. Corporate Bonds & Notes (cost $14,952,965)		15,288,078

FOREIGN CORPORATE BONDS & NOTES — 1.8%
Airlines — 0.1%
Virgin Australia Trust 2013-1A Pass Through Certs. 5.00% due 04/23/2025*	192,428	198,201

Banks-Commercial — 0.4%
Banco Inbursa SA Institucion de Banca Multiple Senior Notes 4.13% due 06/06/2024*	200,000	196,000
ING Bank NV Sub. Notes 5.13% due 05/01/2015*	350,000	357,152
Santander US Debt SAU Company Guar. Notes 3.72% due 01/20/2015*	200,000	201,252

		754,404

Banks-Money Center — 0.2%
Lloyds Bank PLC Bank Guar. Notes 2.30% due 11/27/2018	200,000	201,326
Mizuho Financial Group Cayman 3, Ltd. Company Guar. Notes 4.60% due 03/27/2024*	200,000	208,200

		409,526

Broadcast Services/Program — 0.1%
Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045	200,000	199,040

Cellular Telecom — 0.0%
Rogers Communications, Inc. Company Guar. Notes 4.50% due 03/15/2043	30,000	28,948

Chemicals-Plastics — 0.0%
Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/2027*	55,000	73,737

Computers-Memory Devices — 0.1%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025*	165,000	166,856

Diversified Banking Institutions — 0.3%
BNP Paribas SA Sub. Notes 4.25% due 10/15/2024	200,000	201,450
HSBC Holdings PLC Sub. Notes 4.25% due 03/14/2024	200,000	205,596
Societe Generale SA Sub. Notes 5.00% due 01/17/2024*	100,000	102,139

		509,185

Finance-Investment Banker/Broker — 0.1%
Macquarie Group, Ltd. Senior Notes 6.00% due 01/14/2020*	200,000	225,529

Internet Application Software — 0.1%
Tencent Holdings, Ltd. Senior Notes 3.38% due 05/02/2019*	200,000	203,356

Medical-Drugs — 0.1%
Jazz Investments I, Ltd. Company Guar. Notes 1.88% due 08/15/2021*	176,000	203,060

Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044*	200,000	188,596
Perrigo Co. PLC 2.30% due 11/08/2018	65,000	64,437

		253,033

Oil Companies-Integrated — 0.0%
BP Capital Markets PLC Company Guar. Notes 2.24% due 05/10/2019	60,000	59,919
Petrobras Global Finance BV Company Guar. Notes 5.63% due 05/20/2043	15,000	13,684

		73,603

Telephone-Integrated — 0.2%
British Telecommunications PLC Senior Notes 1.25% due 02/14/2017	200,000	199,486
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	200,000	256,787

		456,273

Total Foreign Corporate Bonds & Notes (cost $3,710,992)		3,754,751

U.S. GOVERNMENT TREASURIES — 10.1%
United States Treasury Bonds — 0.7%
3.38% due 05/15/2044	972,700	1,031,898
4.50% due 02/15/2036	400,000	506,812

		1,538,710

United States Treasury Notes — 9.4%
0.50% due 06/15/2016	1,350,000	1,353,480
0.50% due 09/30/2016	6,500,000	6,503,048
0.63% due 04/30/2018	850,000	833,598
0.88% due 10/15/2017	2,730,000	2,726,162
1.25% due 01/31/2019	600,000	594,844
1.75% due 09/30/2019	2,261,000	2,276,015
2.25% due 01/31/2015	1,750,000	1,759,159
2.38% due 08/15/2024	3,158,500	3,170,837

		19,217,143

Total U.S. Government Treasuries (cost $20,639,688)		20,755,853

FOREIGN CONVERTIBLE BONDS & NOTES — 0.2%
Transport-Services — 0.2%
UTi Worldwide, Inc. Senior Notes 4.50% due 03/01/2019* (cost $490,625)	463,000	496,857

Total Long-Term Investment Securities (cost $178,325,930)		185,457,651

SHORT-TERM INVESTMENT SECURITIES — 9.4%
Time Deposits — 9.4%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 11/03/2014 (cost $19,190,000)	19,190,000	19,190,000

TOTAL INVESTMENTS (cost $197,515,930)(3)	100.0%	204,647,651
Liabilities in excess of other assets	(0.0)	(64,918)

NET ASSETS	100.0%	$204,582,733

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2014, the aggregate value of these securities was $7,732,639 representing 3.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Security was valued using fair value procedures at October 31, 2014. The aggregate value of these securities was $9,245,537 representing 4.5% of net assets. Securities are classified as Level 2 based on the security valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	Perpetual maturity - maturity date reflects the next call date.

(3)	See Note 4 for cost of investments on a tax basis.
ADR —	American Depository Receipt
FRS —	Floating Rate Security
VRS —	Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at October 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of New York	CAD	1,063,630	USD	954,382	12/04/2014	$11,371	$—
	CHF	936,178	USD	990,114	12/04/2014	16,886	—
	EUR	1,523,211	USD	1,941,233	12/04/2014	32,056	—
	GBP	1,007,232	USD	1,623,985	12/04/2014	13,109	—
	ILS	2,428,146	USD	649,298	12/04/2014	10,303	—

						83,725	—

State Street Bank & Trust Co.	CAD	1,064,346	USD	955,024	12/04/2014	11,378	—
	CHF	402,870	USD	426,069	12/04/2014	7,255	—
	EUR	1,522,867	USD	1,940,356	12/04/2014	31,610	—
	GBP	1,009,473	USD	1,627,503	12/04/2014	13,042	—
	ILS	2,437,263	USD	651,345	12/04/2014	9,952	—

						73,237	—

Net Unrealized Appreciation/(Depreciation)						$156,962	$—

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro Currency

GBP — Pound Sterling

ILS — Israeli Shekel

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2014 (see Note 1):

	Level 1 – Unadjusted Quoted Prices	Level 2 – Other Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Diversified Banking Institutions	$19,387,671	$—	$—	$19,387,671
Medical-Drugs	4,800,275	3,171,368	—	7,971,643
Oil Companies-Integrated	1,419,509	4,982,638	—	6,402,147
Telephone-Integrated	1,010,477	1,091,531	—	2,102,008
Other Industries*	95,650,085	—	—	95,650,085
Convertible Preferred Securities:
Investment Management/Advisor Services	—	294,900	—	294,900
Other Industries*	98,364	—	—	98,364
Preferred Securities	161,652	—	—	161,652
Preferred Securities/Capital Securities	—	590,433	—	590,433
Convertible Bonds & Notes	—	12,503,209	—	12,503,209
U.S. Corporate Bonds & Notes:
Airlines	—	59,775	60,750	120,525
Other Industries*	—	15,167,553	—	15,167,553
Foreign Corporate Bonds & Notes	—	3,754,751	—	3,754,751
U.S. Government Treasuries:
United States Treasury Bonds	—	1,538,710	—	1,538,710
United States Treasury Notes	—	19,217,143	—	19,217,143
Foreign Convertible Bonds & Notes	—	496,857	—	496,857
Short-Term Investment Securities:
Time Deposits	—	19,190,000	—	19,190,000
Other Financial Instruments: @
Open Forward Foreign Currency Contracts-Appreciation	—	156,962	—	156,962

Total	$122,528,033	$82,215,830	$60,750	$204,804,613

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 85.5%
Broadcast Services/Program — 0.5%
Astro Malaysia Holdings Bhd(1)	275,600	$276,579

Building-Heavy Construction — 1.6%
Cheung Kong Infrastructure Holdings, Ltd.(1)	34,000	248,213
SBA Communications Corp., Class A†	5,914	664,320

		912,533

Cable/Satellite TV — 7.3%
Charter Communications, Inc., Class A†	3,487	552,306
Comcast Corp., Special Class A	31,404	1,731,616
Liberty Global PLC, Class A†	3,897	177,197
Liberty Global PLC, Class C†	17,597	782,539
Time Warner Cable, Inc.	5,668	834,386

		4,078,044

Cellular Telecom — 3.6%
Advanced Info Service PCL	2,600	19,079
Cellcom Israel, Ltd.	14,980	151,598
MegaFon OAO GDR(1)	11,005	257,472
Mobile Telesystems OJSC†	6,650	39,428
Mobile Telesystems OJSC ADR	32,275	461,532
Tim Participacoes SA ADR	6,742	185,540
Turkcell Iletisim Hizmetleri AS†(1)	57,545	333,935
Vodafone Group PLC(1)	175,946	584,639

		2,033,223

Diversified Operations — 0.6%
Drax Group PLC(1)	37,901	360,798

Electric-Distribution — 1.1%
AGL Energy, Ltd.(1)	13,476	161,421
Aksa Enerji Uretim AS†(1)	149,360	180,206
Equatorial Energia SA	13,076	133,404
Infraestructura Energetica Nova SAB de CV	20,339	124,092

		599,123

Electric-Generation — 3.6%
AES Corp.	67,045	943,323
EDP Renovaveis SA(1)	157,082	1,023,304
Enel Green Power SpA(1)	22,692	55,770

		2,022,397

Electric-Integrated — 28.8%
ALLETE, Inc.	7,562	395,039
Ameren Corp.	7,225	305,906
American Electric Power Co., Inc.	15,063	878,775
Cia Paranaense de Energia ADR	9,882	139,336
CMS Energy Corp.	31,468	1,028,060
CPFL Energia SA	36,215	271,843
Dominion Resources, Inc.	9,345	666,298
DTE Energy Co.	5,779	474,803
Edison International	7,639	478,049
EDP - Energias de Portugal SA(1)	251,238	1,083,100
EDP - Energias do Brasil SA	103,638	404,447
Enel SpA†(1)	67,869	346,597
Exelon Corp.	31,310	1,145,633
GDF Suez(1)	24,473	594,087
Iberdrola SA(1)	23,590	166,881
Light SA	19,976	164,055
NextEra Energy, Inc.	18,232	1,827,211
Northeast Utilities	14,684	724,655
OGE Energy Corp.	25,738	959,770
PG&E Corp.	1,071	53,893
Pinnacle West Capital Corp.	6,969	428,384
PPL Corp.	52,827	1,848,417
Public Service Enterprise Group, Inc.	29,501	1,218,686
SSE PLC(1)	22,237	569,144

		16,173,069

Electric-Transmission — 1.1%
ITC Holdings Corp.	3,528	139,744
Red Electrica Corp. SA(1)	5,718	499,782

		639,526

Energy-Alternate Sources — 0.5%
China Longyuan Power Group Corp.(1)	157,000	167,710
Infinis Energy PLC(1)	33,408	115,423

		283,133

Gas-Distribution — 5.1%
China Resources Gas Group, Ltd.(1)	132,000	375,985
Enagas SA(1)	18,685	627,507
Gas Natural SDG SA(1)	11,159	322,419
Keyera Corp.	361	28,718
NiSource, Inc.	3,360	141,322
Sempra Energy	12,613	1,387,430

		2,883,381

Gas-Transportation — 0.5%
Snam SpA(1)	53,624	289,988

Independent Power Producers — 7.7%
Abengoa Yield plc†	12,518	406,835
Calpine Corp.†	52,836	1,205,717
Dynegy, Inc.†	30,752	937,936
NRG Energy, Inc.	53,520	1,604,530
NRG Yield, Inc., Class A	3,026	151,209

		4,306,227

Internet Connectivity Services — 0.8%
Com Hem Holding AB†(1)	59,029	439,113

Investment Companies — 0.5%
Rocket Internet AG†*	4,676	249,039

Multimedia — 0.6%
Quebecor, Inc., Class B	12,240	314,186

Non-Hazardous Waste Disposal — 0.3%
Covanta Holding Corp.	6,408	141,425

Oil Companies-Exploration & Production — 3.4%
Anadarko Petroleum Corp.	5,121	470,005
Antero Resources Corp.†	2,900	152,076
Energen Corp.	6,115	413,985
EQT Corp.	6,092	572,892
Noble Energy, Inc.	4,987	287,401

		1,896,359

Oil Refining & Marketing — 0.5%
Cheniere Energy, Inc.†	3,866	289,950

Oil-Field Services — 0.2%
Halliburton Co.	2,084	114,912

Pipelines — 8.7%
APA Group(1)	19,511	135,546
Enbridge, Inc.	11,639	550,737
Kinder Morgan, Inc.	35,453	1,372,031
ONEOK, Inc.	10,838	638,792

SemGroup Corp., Class A	3,702	284,128
Spectra Energy Corp.	5,653	221,202
Williams Cos., Inc.	30,667	1,702,325

		4,904,761

Real Estate Investment Trusts — 1.3%
American Tower Corp.	7,432	724,620

Telecom Services — 2.2%
Altice SA†(1)	4,637	288,981
PT XL Axiata Tbk(1)	321,500	147,039
TELUS Corp.	7,719	276,625
Vivendi SA(1)	1,124	27,498
Ziggo NV(1)	10,385	507,918

		1,248,061

Telephone-Integrated — 5.0%
Bezeq The Israeli Telecommunication Corp., Ltd.(1)	291,869	495,127
Hellenic Telecommunications Organization SA†(1)	34,461	389,378
KDDI Corp.(1)	5,300	341,444
Oi SA†	121,793	67,338
Philippine Long Distance Telephone Co.(1)	795	55,489
TDC A/S(1)	44,675	341,043
Telecom Italia SpA†(1)	26,228	29,629
Telecom Italia SpA RSP(1)	623,103	557,099
Verizon Communications, Inc.	11,058	555,665

		2,832,212

Total Common Stocks (cost $39,949,938)		48,012,659

CONVERTIBLE PREFERRED SECURITIES — 3.8%
Electric-Integrated — 3.8%
Dominion Resources, Inc. Series A 6.00%	6,580	375,389
Dominion Resources, Inc. Series B 6.13%	5,570	316,822
Dominion Resources, Inc.† 6.38%	4,347	218,871
Exelon Corp. 6.50%	14,167	746,318
NextEra Energy, Inc. 5.80%	1,055	58,500
NextEra Energy, Inc. 5.89%	7,195	455,371

Total Convertible Preferred Securities (cost $1,971,144)		2,171,271

PREFERRED SECURITIES — 1.9%
Electric-Integrated — 0.5%
Cia Paranaense de Energia, Class B†	17,900	250,018

Independent Power Producers — 1.0%
Dynegy, Inc.† Series A 5.38%	5,661	568,931

Telephone-Integrated — 0.4%
Oi SA†	441,860	231,816

Total Preferred Securities (cost $1,199,138)		1,050,765

Total Long-Term Investment Securities (cost $43,120,220)		51,234,695

SHORT-TERM INVESTMENT SECURITIES — 7.4%
Commercial Paper — 1.2%
HSBC Americas, Inc. 0.05% due 11/03/2014	$688,000	687,998

Time Deposits — 6.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 11/03/2014	3,456,000	3,456,000

Total Short-Term Investment Securities (cost $4,143,998)		4,143,998

TOTAL INVESTMENTS (cost $47,264,218)(2)	98.6%	55,378,693
Other assets less liabilities	1.4	784,874

NET ASSETS	100.0%	$56,163,567

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2014, the aggregate value of these securities was $249,039 representing 0.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at October 31, 2014. The aggregate value of these securities was $12,396,264 representing 22.1% of net assets. Securities are classified as Level 2 based on the security valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt
GDR	— Global Depository Receipt
RSP	— Risparmio Shares-Savings in the Italian Stock Exchange

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	EUR	939,828	USD	1,217,753	12/18/2014	$39,676	$—
	GBP	28,108	USD	45,340	01/09/2015	399	—

						40,075	—

Citibank N.A.	EUR	152,573	USD	192,915	01/09/2015	1,636	—
	USD	12,768	EUR	10,046	01/09/2015	—	(173)

						1,636	(173)

Credit Suisse International	EUR	2,291,295	USD	2,895,368	01/09/2015	22,797	—
	GBP	303,150	USD	485,003	01/09/2015	306	—
	USD	18,943	GBP	11,800	01/09/2015	—	(77)

						23,103	(77)

Deutsche Bank AG	EUR	38,568	USD	48,940	01/09/2015	588	—
	GBP	10,735	USD	17,264	01/09/2015	100	—

						688	—

Goldman Sachs International	EUR	3,297	USD	4,221	01/09/2015	87	—

JPMorgan Chase Bank N.A	USD	26,966	EUR	21,313	01/09/2015	—	(247)

Merrill Lynch International	EUR	18,673	USD	23,847	01/09/2015	437	—
	GBP	310,074	USD	496,530	01/09/2015	763	—

						1,200	—

Morgan Stanley	EUR	40,485	USD	51,903	01/09/2015	1,147	—

UBS AG	EUR	2,431	USD	3,060	01/09/2015	13	—
	USD	11,657	EUR	9,212	01/09/2015	—	(107)

						13	(107)

Net Unrealized Appreciation/(Depreciation)						$67,949	$(604)

EUR — Euro Dollar

GBP — British Pound

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2014 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Broadcast Services/Program	$—	$276,579	$—	$276,579
Building-Heavy Construction	664,320	248,213	—	912,533
Cable/Satellite TV	4,078,044	—	—	4,078,044
Cellular Telecom	857,177	1,176,046	—	2,033,223
Diversified Operations	—	360,798	—	360,798
Electric-Distribution	257,496	341,627	—	599,123
Electric-Generation	943,323	1,079,074	—	2,022,397
Electric-Integrated	13,413,260	2,759,809	—	16,173,069
Electric-Transmission	139,744	499,782	—	639,526
Energy-Alternate Sources	—	283,133	—	283,133
Gas-Distribution	1,557,470	1,325,911	—	2,883,381
Gas-Transportation	—	289,988	—	289,988
Independent Power Producers	4,306,227	—	—	4,306,227
Internet Connectivity Services	—	439,113	—	439,113
Pipelines	4,769,215	135,546	—	4,904,761
Telecom Services	276,625	971,436	—	1,248,061
Telephone-Integrated	623,003	2,209,209	—	2,832,212
Other Industries*	3,730,491	—	—	3,730,491
Convertible Preferred Securities	2,171,271	—	—	2,171,271
Preferred Securities	1,050,765	—	—	1,050,765
Short-Term Investment Securities:
Commercial Paper	—	687,998	—	687,998
Time Deposits	—	3,456,000	—	3,456,000
Other Financial Instruments:@
Open Forward Foreign Currency
Contracts-Appreciation	—	67,949	—	67,949

Total	$38,838,431	$16,608,211	$—	$55,446,642

LIABILITIES:
Other Financial Instruments:@
Open Forward Foreign Currency
Contracts-Depreciation	$—	$604	$—	$604

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 92.7%
Advertising Agencies — 0.2%
Alliance Data Systems Corp.†	3,121	$884,335
Interpublic Group of Cos., Inc.	23,688	459,310
Omnicom Group, Inc.	14,118	1,014,520

		2,358,165

Aerospace/Defense — 1.3%
Boeing Co.	37,672	4,705,610
General Dynamics Corp.	17,853	2,495,135
Lockheed Martin Corp.	15,165	2,889,994
Northrop Grumman Corp.	11,689	1,612,614
Raytheon Co.	17,466	1,814,368
Rockwell Collins, Inc.	7,594	639,035

		14,156,756

Aerospace/Defense-Equipment — 0.5%
United Technologies Corp.	47,824	5,117,168

Agricultural Chemicals — 0.4%
CF Industries Holdings, Inc.	2,792	725,920
Monsanto Co.	29,489	3,392,415
Mosaic Co.	17,901	793,193

		4,911,528

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	36,286	1,705,442

Airlines — 0.3%
Delta Air Lines, Inc.	47,387	1,906,379
Southwest Airlines Co.	38,513	1,327,928

		3,234,307

Apparel Manufacturers — 0.3%
Michael Kors Holdings, Ltd.†	11,538	906,771
Ralph Lauren Corp.	3,411	562,269
Under Armour, Inc., Class A†	9,351	613,239
VF Corp.	19,386	1,312,045

		3,394,324

Appliances — 0.1%
Whirlpool Corp.	4,384	754,267

Applications Software — 2.4%
Citrix Systems, Inc.†	9,245	593,806
Intuit, Inc.	15,958	1,404,464
Microsoft Corp.	463,180	21,746,301
Red Hat, Inc.†	10,629	626,261
salesforce.com, Inc.†	32,360	2,070,716

		26,441,548

Athletic Footwear — 0.3%
NIKE, Inc., Class B	39,535	3,675,569

Audio/Video Products — 0.0%
Harman International Industries, Inc.	3,828	410,898

Auto-Cars/Light Trucks — 0.5%
Ford Motor Co.	218,017	3,071,860
General Motors Co.	75,770	2,379,178

		5,451,038

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	19,942	1,302,611

Auto/Truck Parts & Equipment-Original — 0.3%
BorgWarner, Inc.	12,840	732,137
Delphi Automotive PLC	16,843	1,161,830
Johnson Controls, Inc.	37,437	1,768,898

		3,662,865

Banks-Commercial — 0.3%
BB&T Corp.	40,449	1,532,208
M&T Bank Corp.	7,418	906,331
Regions Financial Corp.	77,489	769,466
Zions Bancorporation	11,399	330,229

		3,538,234

Banks-Fiduciary — 0.5%
Bank of New York Mellon Corp.	63,609	2,462,941
Northern Trust Corp.	12,448	825,302
State Street Corp.	23,807	1,796,476

		5,084,719

Banks-Super Regional — 2.5%
Capital One Financial Corp.	31,553	2,611,642
Comerica, Inc.	10,165	485,277
Fifth Third Bancorp	46,894	937,411
Huntington Bancshares, Inc.	45,925	455,117
KeyCorp	49,288	650,602
PNC Financial Services Group, Inc.	30,386	2,625,046
SunTrust Banks, Inc.	29,845	1,168,133
US Bancorp	101,290	4,314,954
Wells Fargo & Co.	267,040	14,177,154

		27,425,336

Beverages-Non-alcoholic — 1.8%
Coca-Cola Co.	221,888	9,292,670
Coca-Cola Enterprises, Inc.	12,698	550,458
Dr Pepper Snapple Group, Inc.	10,968	759,534
Monster Beverage Corp.†	8,082	815,312
PepsiCo, Inc.	84,700	8,145,599

		19,563,573

Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	8,881	823,003
Constellation Brands, Inc., Class A†	9,419	862,215

		1,685,218

Brewery — 0.1%
Molson Coors Brewing Co., Class B	8,948	665,552

Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	8,317	294,006
Discovery Communications, Inc., Class C†	15,361	537,481
Scripps Networks Interactive, Inc., Class A	5,829	450,232

		1,281,719

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	3,461	404,660
Vulcan Materials Co.	7,359	454,124

		858,784

Building Products-Wood — 0.0%
Masco Corp.	20,037	442,217

Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	18,644	424,897
Lennar Corp., Class A	9,998	430,714
PulteGroup, Inc.	19,019	364,974

		1,220,585

Cable/Satellite TV — 1.2%
Cablevision Systems Corp., Class A	12,193	227,034
Comcast Corp., Class A	145,483	8,052,484
DIRECTV†	28,231	2,450,168
Time Warner Cable, Inc.	15,661	2,305,456

		13,035,142

Casino Hotels — 0.1%
Wynn Resorts, Ltd.	4,558	866,066

Chemicals-Diversified — 1.0%
Dow Chemical Co.	63,095	3,116,893
E.I. du Pont de Nemours & Co.	51,448	3,557,629
FMC Corp.	7,485	429,265
LyondellBasell Industries NV, Class A	23,903	2,190,232
PPG Industries, Inc.	7,748	1,578,190

		10,872,209

Chemicals-Specialty — 0.3%
Eastman Chemical Co.	8,383	677,179
Ecolab, Inc.	15,159	1,686,136
International Flavors & Fragrances, Inc.	4,562	452,322
Sigma-Aldrich Corp.	6,688	908,966

		3,724,603

Coal — 0.0%
CONSOL Energy, Inc.	12,938	476,118

Coatings/Paint — 0.1%
Sherwin-Williams Co.	4,672	1,072,504

Coffee — 0.1%
Keurig Green Mountain, Inc.	6,848	1,039,184

Commercial Services — 0.1%
Cintas Corp.	5,431	397,766
Quanta Services, Inc.†	12,187	415,333

		813,099

Commercial Services-Finance — 1.0%
Automatic Data Processing, Inc.	27,033	2,210,759
Equifax, Inc.	6,845	518,440
H&R Block, Inc.	15,463	499,610
MasterCard, Inc., Class A	55,328	4,633,720
McGraw Hill Financial, Inc.	15,228	1,377,829
Moody’s Corp.	10,447	1,036,656
Total System Services, Inc.	9,289	313,875
Western Union Co.	29,780	505,069

		11,095,958

Computer Aided Design — 0.1%
Autodesk, Inc.†	12,773	734,958

Computer Services — 1.3%
Accenture PLC, Class A	35,483	2,878,381
Cognizant Technology Solutions Corp., Class A†	34,173	1,669,351
Computer Sciences Corp.	8,154	492,502
International Business Machines Corp.	52,151	8,573,624

		13,613,858

Computer Software — 0.1%
Akamai Technologies, Inc.†	10,015	603,905

Computers — 3.7%
Apple, Inc.	336,591	36,351,828
Hewlett-Packard Co.	104,907	3,764,063

		40,115,891

Computers-Integrated Systems — 0.0%
Teradata Corp.†	8,713	368,734

Computers-Memory Devices — 0.7%
EMC Corp.	114,035	3,276,225
NetApp, Inc.	17,946	768,089
SanDisk Corp.	12,604	1,186,541
Seagate Technology PLC	18,371	1,154,250
Western Digital Corp.	12,365	1,216,345

		7,601,450

Consumer Products-Misc. — 0.3%
Clorox Co.	7,243	720,679
Kimberly-Clark Corp.	21,019	2,401,841

		3,122,520

Containers-Metal/Glass — 0.1%
Ball Corp.	7,782	501,394
Owens-Illinois, Inc.†	9,266	238,785

		740,179

Containers-Paper/Plastic — 0.1%
Bemis Co., Inc.	5,614	215,971
Sealed Air Corp.	11,918	432,027

		647,998

Cosmetics & Toiletries — 1.6%
Avon Products, Inc.	24,431	254,082
Colgate-Palmolive Co.	48,259	3,227,562
Estee Lauder Cos., Inc., Class A	12,646	950,726
Procter & Gamble Co.	152,203	13,282,756

		17,715,126

Cruise Lines — 0.1%
Carnival Corp.	25,318	1,016,518

Data Processing/Management — 0.3%
Dun & Bradstreet Corp.	2,044	251,024
Fidelity National Information Services, Inc.	16,044	936,809
Fiserv, Inc.†	14,009	973,345
Paychex, Inc.	18,370	862,288

		3,023,466

Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc.	7,970	404,637
Patterson Cos., Inc.	4,864	209,687

		614,324

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	9,658	754,000

Disposable Medical Products — 0.1%
C.R. Bard, Inc.	4,195	687,854

Distribution/Wholesale — 0.2%
Fastenal Co.	15,348	675,926
Fossil Group, Inc.†	2,617	266,044
Genuine Parts Co.	8,605	835,373
WW Grainger, Inc.	3,422	844,550

		2,621,893

Diversified Banking Institutions — 3.6%
Bank of America Corp.	591,119	10,143,602
Citigroup, Inc.	170,423	9,122,743
Goldman Sachs Group, Inc.	23,032	4,375,850
JPMorgan Chase & Co.	211,430	12,787,286
Morgan Stanley	86,084	3,008,636

		39,438,117

Diversified Manufacturing Operations — 2.8%
3M Co.	36,424	5,600,918
Danaher Corp.	34,267	2,755,067
Dover Corp.	9,362	743,717
Eaton Corp. PLC	26,751	1,829,501
General Electric Co.	564,028	14,557,563
Illinois Tool Works, Inc.	20,506	1,867,071
Ingersoll-Rand PLC	15,037	941,617
Parker-Hannifin Corp.	8,364	1,062,479
Pentair PLC	10,824	725,749
Textron, Inc.	15,694	651,772

		30,735,454

Diversified Operations — 0.0%
Leucadia National Corp.	17,816	423,664

E-Commerce/Products — 0.9%
Amazon.com, Inc.†	21,297	6,505,382
eBay, Inc.†	63,492	3,333,330

		9,838,712

E-Commerce/Services — 0.5%
Expedia, Inc.	5,577	473,878
Netflix, Inc.†	3,378	1,326,777
Priceline Group, Inc.†	2,947	3,554,701
TripAdvisor, Inc.†	6,260	555,011

		5,910,367

Electric Products-Misc. — 0.3%
AMETEK, Inc.	13,816	720,504
Emerson Electric Co.	39,231	2,513,138

		3,233,642

Electric-Generation — 0.0%
AES Corp.	37,404	526,274

Electric-Integrated — 2.5%
Ameren Corp.	13,639	577,475
American Electric Power Co., Inc.	27,469	1,602,541
CMS Energy Corp.	15,457	504,980
Consolidated Edison, Inc.	16,464	1,043,159
Dominion Resources, Inc.	32,753	2,335,289
DTE Energy Co.	9,949	817,410
Duke Energy Corp.	39,757	3,266,037
Edison International	18,315	1,146,153
Entergy Corp.	10,096	848,266
Exelon Corp.	48,297	1,767,187
FirstEnergy Corp.	23,629	882,307
Integrys Energy Group, Inc.	4,495	326,697
NextEra Energy, Inc.	24,529	2,458,296
Northeast Utilities	17,762	876,555
Pepco Holdings, Inc.	14,111	385,795
PG&E Corp.	26,499	1,333,430
Pinnacle West Capital Corp.	6,206	381,483
PPL Corp.	37,346	1,306,736
Public Service Enterprise Group, Inc.	28,439	1,174,815
SCANA Corp.	7,985	438,297
Southern Co.	50,349	2,334,180
TECO Energy, Inc.	13,114	257,165
Wisconsin Energy Corp.	12,677	629,540
Xcel Energy, Inc.	28,408	950,816

		27,644,609

Electronic Components-Misc. — 0.3%
Corning, Inc.	72,571	1,482,626
Garmin, Ltd.	6,821	378,429
Jabil Circuit, Inc.	11,233	235,331
TE Connectivity, Ltd.	23,006	1,406,357

		3,502,743

Electronic Components-Semiconductors — 1.8%
Altera Corp.	17,368	596,938
Avago Technologies, Ltd.	14,150	1,220,438
Broadcom Corp., Class A	30,231	1,266,074
First Solar, Inc.†	4,224	248,794
Intel Corp.	278,306	9,465,187
Microchip Technology, Inc.	11,265	485,634
Micron Technology, Inc.†	60,193	1,991,786
NVIDIA Corp.	28,939	565,468
Texas Instruments, Inc.	60,010	2,980,097
Xilinx, Inc.	15,092	671,292

		19,491,708

Electronic Connectors — 0.1%
Amphenol Corp., Class A	17,632	891,827

Electronic Forms — 0.2%
Adobe Systems, Inc.†	26,561	1,862,457

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	18,747	1,036,334
FLIR Systems, Inc.	7,967	267,134

		1,303,468

Electronic Security Devices — 0.1%
Allegion PLC	5,401	286,739
Tyco International, Ltd.†	24,931	1,070,288

		1,357,027

Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	4,847	588,717

Engineering/R&D Services — 0.1%
Fluor Corp.	8,854	587,374
Jacobs Engineering Group, Inc.†	7,479	354,879

		942,253

Engines-Internal Combustion — 0.1%
Cummins, Inc.	9,614	1,405,375

Enterprise Software/Service — 0.7%
CA, Inc.	18,013	523,458
Oracle Corp.	182,806	7,138,574

		7,662,032

Entertainment Software — 0.1%
Electronic Arts, Inc.†	17,573	719,966

Filtration/Separation Products — 0.1%
Pall Corp.	6,004	548,886

Finance-Consumer Loans — 0.0%
Navient Corp.	23,578	466,373

Finance-Credit Card — 1.2%
American Express Co.	50,594	4,550,930
Discover Financial Services	25,965	1,656,048
Visa, Inc., Class A	27,672	6,680,851

		12,887,829

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	64,473	1,848,441
E*TRADE Financial Corp.†	16,229	361,907

		2,210,348

Finance-Other Services — 0.3%
CME Group, Inc.	17,755	1,488,047
Intercontinental Exchange, Inc.	6,377	1,328,265
NASDAQ OMX Group, Inc.	6,640	287,246

		3,103,558

Food-Confectionery — 0.1%
Hershey Co.	8,387	804,397
J.M. Smucker Co.	5,723	595,192

		1,399,589

Food-Meat Products — 0.1%
Hormel Foods Corp.	7,553	407,182
Tyson Foods, Inc., Class A	16,464	664,323

		1,071,505

Food-Misc./Diversified — 0.9%
Campbell Soup Co.	10,058	444,262
ConAgra Foods, Inc.	23,750	815,812
General Mills, Inc.	34,430	1,788,983
Kellogg Co.	14,373	919,297
Kraft Foods Group, Inc.	33,388	1,881,414
McCormick & Co., Inc.	7,297	516,044
Mondelez International, Inc., Class A	94,767	3,341,484

		9,707,296

Food-Retail — 0.3%
Kroger Co.	27,483	1,531,078
Safeway, Inc.	12,951	451,472
Whole Foods Market, Inc.	20,306	798,635

		2,781,185

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	32,983	1,271,165

Gas-Distribution — 0.3%
AGL Resources, Inc.	6,716	362,060
CenterPoint Energy, Inc.	24,160	593,128
NiSource, Inc.	17,725	745,513
Sempra Energy	12,993	1,429,230

		3,129,931

Gold Mining — 0.0%
Newmont Mining Corp.	28,036	525,955

Hazardous Waste Disposal — 0.1%
Stericycle, Inc.†	4,767	600,642

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	15,391	512,982

Home Furnishings — 0.0%
Leggett & Platt, Inc.	7,716	303,856

Hotels/Motels — 0.2%
Marriott International, Inc., Class A	12,250	927,937
Starwood Hotels & Resorts Worldwide, Inc.	10,710	821,029
Wyndham Worldwide Corp.	7,036	546,486

		2,295,452

Human Resources — 0.0%
Robert Half International, Inc.	7,728	423,340

Independent Power Producers — 0.1%
NRG Energy, Inc.	18,983	569,110

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	7,750	870,713

Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	10,777	1,451,231
Airgas, Inc.	3,771	420,617
Praxair, Inc.	16,416	2,068,252

		3,940,100

Instruments-Controls — 0.4%
Honeywell International, Inc.	43,988	4,228,127

Instruments-Scientific — 0.3%
PerkinElmer, Inc.	6,347	275,587
Thermo Fisher Scientific, Inc.	22,425	2,636,507
Waters Corp.†	4,720	522,976

		3,435,070

Insurance Brokers — 0.3%
Aon PLC	16,327	1,404,122
Marsh & McLennan Cos., Inc.	30,597	1,663,559

		3,067,681

Insurance-Life/Health — 0.6%
Aflac, Inc.	25,467	1,521,144
Lincoln National Corp.	14,676	803,658
Principal Financial Group, Inc.	15,365	804,665
Prudential Financial, Inc.	25,858	2,289,467
Torchmark Corp.	7,341	388,779
Unum Group	14,323	479,248

		6,286,961

Insurance-Multi-line — 1.3%
ACE, Ltd.	18,870	2,062,491
Allstate Corp.	24,362	1,579,876
American International Group, Inc.(1)	80,208	4,296,742
Assurant, Inc.	4,012	273,699
Cincinnati Financial Corp.	8,279	417,841
Genworth Financial, Inc., Class A†	27,915	390,531

Hartford Financial Services Group, Inc.	25,171	996,268
Loews Corp.	17,138	747,217
MetLife, Inc.	63,223	3,429,215
XL Group PLC	14,924	505,625

		14,699,505

Insurance-Property/Casualty — 0.4%
Chubb Corp.	13,518	1,343,149
Progressive Corp.	30,256	799,061
Travelers Cos., Inc.	19,058	1,921,046

		4,063,256

Insurance-Reinsurance — 1.3%
Berkshire Hathaway, Inc., Class B†	102,476	14,363,036

Internet Content-Entertainment — 0.8%
Facebook, Inc., Class A†	117,110	8,782,079

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	4,164	512,089

Internet Security — 0.1%
Symantec Corp.	38,813	963,339
VeriSign, Inc.†	6,325	377,982

		1,341,321

Investment Management/Advisor Services — 0.7%
Affiliated Managers Group, Inc.†	3,123	623,944
Ameriprise Financial, Inc.	10,523	1,327,687
BlackRock, Inc.	7,091	2,418,811
Franklin Resources, Inc.	22,144	1,231,428
Invesco, Ltd.	24,322	984,311
Legg Mason, Inc.	5,729	297,908
T. Rowe Price Group, Inc.	14,787	1,213,865

		8,097,954

Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	35,293	3,579,063
Joy Global, Inc.	5,519	290,465

		3,869,528

Machinery-Farming — 0.2%
Deere & Co.	20,148	1,723,460

Machinery-General Industrial — 0.1%
Roper Industries, Inc.	5,623	890,121

Machinery-Pumps — 0.1%
Flowserve Corp.	7,690	522,843
Xylem, Inc.	10,269	373,381

		896,224

Medical Information Systems — 0.1%
Cerner Corp.†	17,063	1,080,770

Medical Instruments — 0.7%
Boston Scientific Corp.†	74,521	989,639
Edwards Lifesciences Corp.†	5,960	720,683
Intuitive Surgical, Inc.†	2,021	1,002,012
Medtronic, Inc.	55,061	3,752,958
St Jude Medical, Inc.	16,003	1,026,912

		7,492,204

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	4,772	521,532
Quest Diagnostics, Inc.	8,118	515,168

		1,036,700

Medical Products — 0.9%
Baxter International, Inc.	30,449	2,135,693
Becton Dickinson and Co.	10,784	1,387,901
CareFusion Corp.†	11,403	654,190
Covidien PLC	25,394	2,347,421
Hospira, Inc.†	9,485	509,345
Stryker Corp.	16,812	1,471,554
Varian Medical Systems, Inc.†	5,801	487,980
Zimmer Holdings, Inc.	9,495	1,056,224

		10,050,308

Medical-Biomedical/Gene — 2.8%
Alexion Pharmaceuticals, Inc.†	11,120	2,127,923
Amgen, Inc.	42,699	6,924,924
Biogen Idec, Inc.†	13,274	4,262,016
Celgene Corp.†	44,942	4,812,839
Gilead Sciences, Inc.†	84,974	9,517,088
Regeneron Pharmaceuticals, Inc.†	4,147	1,632,757
Vertex Pharmaceuticals, Inc.†	13,383	1,507,461

		30,785,008

Medical-Drugs — 5.6%
Abbott Laboratories	84,526	3,684,488
AbbVie, Inc.	89,473	5,677,957
Allergan, Inc.	16,705	3,174,952
Bristol-Myers Squibb Co.	93,194	5,422,959
Eli Lilly & Co.	55,270	3,666,059
Johnson & Johnson	158,534	17,086,795
Mallinckrodt PLC†	6,367	586,910
Merck & Co., Inc.	162,151	9,395,029
Pfizer, Inc.	356,434	10,675,198
Zoetis, Inc.	28,173	1,046,909

		60,417,256

Medical-Generic Drugs — 0.5%
Actavis PLC†	14,855	3,605,903
Mylan, Inc.†	21,026	1,125,942
Perrigo Co. PLC	7,522	1,214,427

		5,946,272

Medical-HMO — 1.1%
Aetna, Inc.	19,933	1,644,672
Cigna Corp.	14,830	1,476,623
Humana, Inc.	8,671	1,203,968
UnitedHealth Group, Inc.	54,617	5,189,161
WellPoint, Inc.	15,416	1,953,053

		11,467,477

Medical-Hospitals — 0.1%
Tenet Healthcare Corp.†	5,504	308,499
Universal Health Services, Inc., Class B	5,128	531,825

		840,324

Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	11,982	1,023,383
Cardinal Health, Inc.	18,924	1,485,155
McKesson Corp.	13,019	2,648,195

		5,156,733

Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	8,065	1,779,946

Metal-Aluminum — 0.1%
Alcoa, Inc.	66,124	1,108,238

Metal-Copper — 0.2%
Freeport-McMoRan, Inc.	58,407	1,664,600

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	12,224	803,117

Multimedia — 1.6%
Time Warner, Inc.	48,052	3,818,692
Twenty-First Century Fox, Inc., Class A	105,873	3,650,501
Viacom, Inc., Class B	21,401	1,555,425
Walt Disney Co.	88,771	8,111,894

		17,136,512

Networking Products — 0.6%
Cisco Systems, Inc.	286,637	7,014,007

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	14,196	545,126
Waste Management, Inc.	24,382	1,192,036

		1,737,162

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	11,401	282,061
Xerox Corp.	60,932	809,177

		1,091,238

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	5,269	246,853

Oil & Gas Drilling — 0.2%
Diamond Offshore Drilling, Inc.	3,778	142,468
Ensco PLC, Class A	13,137	533,231
Helmerich & Payne, Inc.	6,084	528,213
Nabors Industries, Ltd.	16,266	290,348
Noble Corp. PLC	14,293	299,010
Transocean, Ltd.	19,138	570,886

		2,364,156

Oil Companies-Exploration & Production — 2.4%
Anadarko Petroleum Corp.	28,441	2,610,315
Apache Corp.	21,500	1,659,800
Cabot Oil & Gas Corp.	23,457	729,513
Chesapeake Energy Corp.	29,191	647,456
Cimarex Energy Co.	4,892	556,074
ConocoPhillips	69,117	4,986,792
Denbury Resources, Inc.	19,803	245,557
Devon Energy Corp.	21,617	1,297,020
EOG Resources, Inc.	30,774	2,925,069
EQT Corp.	8,516	800,845
Hess Corp.	14,703	1,246,961
Newfield Exploration Co.†	7,682	250,510
Noble Energy, Inc.	20,250	1,167,007
Occidental Petroleum Corp.	43,825	3,897,357
Pioneer Natural Resources Co.	8,044	1,520,799
QEP Resources, Inc.	9,313	233,477
Range Resources Corp.	9,483	648,637
Southwestern Energy Co.†	19,851	645,356

		26,068,545

Oil Companies-Integrated — 3.7%
Chevron Corp.	106,743	12,803,823
Exxon Mobil Corp.	239,728	23,184,095
Marathon Oil Corp.	37,914	1,342,156
Murphy Oil Corp.	9,383	500,958
Phillips 66	31,416	2,466,156

		40,297,188

Oil Field Machinery & Equipment — 0.3%
Cameron International Corp.†	11,406	679,227
FMC Technologies, Inc.†	13,202	739,840
National Oilwell Varco, Inc.	24,185	1,756,799

		3,175,866

Oil Refining & Marketing — 0.3%
Marathon Petroleum Corp.	15,926	1,447,673
Tesoro Corp.	7,209	514,795
Valero Energy Corp.	29,678	1,486,571

		3,449,039

Oil-Field Services — 1.0%
Baker Hughes, Inc.	24,455	1,295,137
Halliburton Co.	47,810	2,636,243
Schlumberger, Ltd.	72,875	7,189,848

		11,121,228

Paper & Related Products — 0.1%
International Paper Co.	24,004	1,215,083
MeadWestvaco Corp.	9,471	418,334

		1,633,417

Pharmacy Services — 0.3%
Express Scripts Holding Co.†	41,903	3,218,988

Pipelines — 0.5%
Kinder Morgan, Inc.	36,980	1,431,126
ONEOK, Inc.	11,692	689,126
Spectra Energy Corp.	37,712	1,475,671
Williams Cos., Inc.	37,807	2,098,667

		5,694,590

Publishing-Newspapers — 0.1%
Gannett Co., Inc.	12,684	399,546
News Corp., Class A†	27,992	433,316

		832,862

Publishing-Periodicals — 0.1%
Nielsen NV	17,102	726,664

Real Estate Investment Trusts — 2.2%
American Tower Corp.	22,268	2,171,130
Apartment Investment & Management Co., Class A	8,213	293,943
AvalonBay Communities, Inc.	7,374	1,149,164
Boston Properties, Inc.	8,606	1,090,811
Crown Castle International Corp.	18,767	1,466,078
Equity Residential	20,334	1,414,433
Essex Property Trust, Inc.	3,569	720,081
General Growth Properties, Inc.	35,274	913,949
HCP, Inc.	25,791	1,134,030
Health Care REIT, Inc.	18,215	1,295,269

Host Hotels & Resorts, Inc.	42,549	991,817
Iron Mountain, Inc.	9,661	348,472
Kimco Realty Corp.	23,104	576,445
Macerich Co.	7,909	557,585
Plum Creek Timber Co., Inc.	9,957	408,337
Prologis, Inc.	28,106	1,170,615
Public Storage	8,152	1,502,740
Simon Property Group, Inc.	17,469	3,130,620
Ventas, Inc.	16,545	1,133,498
Vornado Realty Trust	9,811	1,074,108
Weyerhaeuser Co.	29,697	1,005,540

		23,548,665

Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	15,682	501,824

Rental Auto/Equipment — 0.1%
United Rentals, Inc.†	5,391	593,333

Retail-Apparel/Shoe — 0.3%
Coach, Inc.	15,438	530,758
Gap, Inc.	15,400	583,506
L Brands, Inc.	13,804	995,545
PVH Corp.	4,631	529,555
Ross Stores, Inc.	11,795	952,092
Urban Outfitters, Inc.†	5,739	174,236

		3,765,692

Retail-Auto Parts — 0.2%
AutoZone, Inc.†	1,833	1,014,602
O’Reilly Automotive, Inc.†	5,833	1,025,908

		2,040,510

Retail-Automobile — 0.1%
AutoNation, Inc.†	4,398	251,829
CarMax, Inc.†	12,324	689,035

		940,864

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	10,412	701,144

Retail-Building Products — 1.0%
Home Depot, Inc.	75,657	7,378,071
Lowe’s Cos., Inc.	55,488	3,173,913

		10,551,984

Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	6,333	270,799

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	16,312	556,892

Retail-Discount — 1.3%
Costco Wholesale Corp.	24,638	3,285,970
Dollar General Corp.†	17,055	1,068,837
Dollar Tree, Inc.†	11,559	700,129
Family Dollar Stores, Inc.	5,381	421,278
Target Corp.	35,623	2,202,214
Wal-Mart Stores, Inc.	88,761	6,769,801

		14,448,229

Retail-Drug Store — 0.8%
CVS Health Corp.	65,101	5,586,317
Walgreen Co.	49,469	3,176,899

		8,763,216

Retail-Gardening Products — 0.1%
Tractor Supply Co.	7,739	566,650

Retail-Jewelry — 0.1%
Tiffany & Co.	6,323	607,767

Retail-Major Department Stores — 0.3%
Nordstrom, Inc.	8,012	581,751
TJX Cos., Inc.	38,952	2,466,441

		3,048,192

Retail-Office Supplies — 0.0%
Staples, Inc.	36,212	459,168

Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc.	5,584	404,002

Retail-Regional Department Stores — 0.2%
Kohl’s Corp.	11,505	623,801
Macy’s, Inc.	19,850	1,147,727

		1,771,528

Retail-Restaurants — 1.1%
Chipotle Mexican Grill, Inc.†	1,743	1,112,034
Darden Restaurants, Inc.	7,438	385,140
McDonald’s Corp.	55,196	5,173,521
Starbucks Corp.	42,227	3,190,672
Yum! Brands, Inc.	24,714	1,775,206

		11,636,573

Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	15,476	374,983

Savings & Loans/Thrifts — 0.0%
Hudson City Bancorp, Inc.	27,048	261,013
People’s United Financial, Inc.	17,443	255,017

		516,030

Security Services — 0.0%
ADT Corp.	9,781	350,551

Semiconductor Components-Integrated Circuits — 0.8%
Analog Devices, Inc.	17,663	876,438
Linear Technology Corp.	13,407	574,356
QUALCOMM, Inc.	94,213	7,396,663

		8,847,457

Semiconductor Equipment — 0.3%
Applied Materials, Inc.	68,489	1,512,922
KLA-Tencor Corp.	9,296	735,778
Lam Research Corp.	9,111	709,383

		2,958,083

Steel-Producers — 0.1%
Nucor Corp.	17,923	968,917

Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	6,111	200,746

Telecommunication Equipment — 0.1%
Harris Corp.	5,889	409,874
Juniper Networks, Inc.	22,572	475,592

		885,466

Telephone-Integrated — 2.2%
AT&T, Inc.	291,516	10,156,418
CenturyLink, Inc.	32,050	1,329,434
Frontier Communications Corp.	56,330	368,398
Verizon Communications, Inc.	233,012	11,708,853
Windstream Holdings, Inc.	33,878	355,041

		23,918,144

Television — 0.1%
CBS Corp., Class B	27,245	1,477,224

Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	3,480	494,299

Tobacco — 1.4%
Altria Group, Inc.	111,494	5,389,620
Lorillard, Inc.	20,237	1,244,576
Philip Morris International, Inc.	87,811	7,816,057
Reynolds American, Inc.	17,321	1,089,664

		15,539,917

Tools-Hand Held — 0.1%
Snap-on, Inc.	3,267	431,701
Stanley Black & Decker, Inc.	8,785	822,628

		1,254,329

Toys — 0.1%
Hasbro, Inc.	6,449	371,011
Mattel, Inc.	18,991	590,050

		961,061

Transport-Rail — 1.0%
CSX Corp.	56,188	2,001,978
Kansas City Southern	6,202	761,544
Norfolk Southern Corp.	17,399	1,925,025
Union Pacific Corp.	50,446	5,874,437

		10,562,984

Transport-Services — 0.7%
C.H. Robinson Worldwide, Inc.	8,272	572,505
Expeditors International of Washington, Inc.	10,967	467,852
FedEx Corp.	14,921	2,497,775
Ryder System, Inc.	2,983	263,906
United Parcel Service, Inc., Class B	39,539	4,148,037

		7,950,075

Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	11,364	1,128,559

Web Portals/ISP — 1.9%
Google, Inc., Class A†	15,970	9,068,884
Google, Inc., Class C†	15,968	8,927,389
Yahoo!, Inc.†	51,995	2,394,370

		20,390,643

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	12,410	800,445

Total Common Stocks (cost $840,295,902)		1,007,868,832

EXCHANGE-TRADED FUNDS — 6.3%
iShares Core S&P 500 ETF	241,800	49,082,982
SPDR S&P 500 ETF Trust, Series 1	94,900	19,137,534

Total Exchange-Traded Funds (cost $66,826,856)		68,220,516

Total Long-Term Investment Securities (cost $907,122,758)		1,076,089,348

REPURCHASE AGREEMENT — 1.0%
State Street Bank and Trust Co. Joint Repurchase Agreement(2) (cost $10,682,000)	$10,682,000	10,682,000

TOTAL INVESTMENTS (cost $917,804,758)(3)	100.0%	1,086,771,348
Other assets less liabilities	0.0	519,585

NET ASSETS	100.0%	$1,087,290,933

†	Non-income producing security
(1)	Security represents an investment in an affiliated company; See Note 3.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of October 31, 2014	Unrealized Appreciation (Depreciation)
86	Long	S&P 500 E-Mini Index	December 2014	$8,564,680	$8,649,020	$84,340

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Medical-Drugs	$60,417,256	$—	$—	$60,417,256
Other Industries*	947,451,576	—	—	947,451,576
Exchange-Traded Funds	68,220,516	—	—	68,220,516
Repurchase Agreement	—	10,682,000	—	10,682,000
Other Financial Instruments:@
Open Futures Contracts - Appreciation	84,340	—	—	84,340

Total	$1,076,173,688	$10,682,000	$—	$1,086,855,688

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 97.1%
Advertising Agencies — 0.9%
Omnicom Group, Inc.	106,865	$7,679,319

Aerospace/Defense-Equipment — 1.4%
United Technologies Corp.	118,731	12,704,217

Apparel Manufacturers — 0.4%
VF Corp.	58,612	3,966,860

Applications Software — 1.3%
Microsoft Corp.	245,389	11,521,014

Auto-Heavy Duty Trucks — 1.6%
PACCAR, Inc.	221,618	14,476,088

Banks-Commercial — 2.3%
BB&T Corp.	238,267	9,025,554
Cullen/Frost Bankers, Inc.	77,065	6,227,623
M&T Bank Corp.	48,311	5,902,638

		21,155,815

Banks-Fiduciary — 0.8%
Northern Trust Corp.	113,210	7,505,823

Banks-Super Regional — 7.3%
PNC Financial Services Group, Inc.	205,819	17,780,704
US Bancorp	194,214	8,273,516
Wells Fargo & Co.	759,176	40,304,654

		66,358,874

Beverages-Non-alcoholic — 0.8%
Coca-Cola Co.	175,191	7,336,999

Cable/Satellite TV — 0.7%
Comcast Corp., Special Class A	53,981	2,976,512
Time Warner Cable, Inc.	22,967	3,380,972

		6,357,484

Chemicals-Diversified — 1.3%
E.I. du Pont de Nemours & Co.	75,270	5,204,921
PPG Industries, Inc.	31,858	6,489,156

		11,694,077

Commercial Services-Finance — 1.3%
Automatic Data Processing, Inc.	76,248	6,235,562
McGraw Hill Financial, Inc.	57,644	5,215,629

		11,451,191

Computer Services — 1.2%
Accenture PLC, Class A	91,846	7,450,547
International Business Machines Corp.	23,109	3,799,120

		11,249,667

Computers — 2.1%
Apple, Inc.	175,191	18,920,628

Cosmetics & Toiletries — 1.4%
Procter & Gamble Co.	148,368	12,948,075

Data Processing/Management — 0.8%
Fidelity National Information Services, Inc.	124,055	7,243,571

Distribution/Wholesale — 1.2%
Fastenal Co.	93,189	4,104,043
Genuine Parts Co.	66,671	6,472,421

		10,576,464

Diversified Manufacturing Operations — 2.3%
3M Co.	56,080	8,623,422
Illinois Tool Works, Inc.	129,291	11,771,945

		20,395,367

Electric Products-Misc. — 1.1%
Emerson Electric Co.	157,983	10,120,391

Electric-Integrated — 4.7%
CMS Energy Corp.	191,994	6,272,444
Dominion Resources, Inc.	60,316	4,300,531
DTE Energy Co.	55,626	4,570,232
Edison International	177,841	11,129,290
NextEra Energy, Inc.	107,083	10,731,858
Xcel Energy, Inc.	165,666	5,544,841

		42,549,196

Electronic Components-Semiconductors — 1.6%
Texas Instruments, Inc.	154,464	7,670,682
Xilinx, Inc.	157,281	6,995,859

		14,666,541

Finance-Other Services — 1.6%
CME Group, Inc.	169,953	14,243,761

Food-Confectionery — 1.4%
Hershey Co.	78,530	7,531,812
J.M. Smucker Co.	45,544	4,736,576

		12,268,388

Food-Misc./Diversified — 1.8%
Kraft Foods Group, Inc.	107,916	6,081,067
Mondelez International, Inc., Class A	289,785	10,217,819

		16,298,886

Gas-Distribution — 2.4%
NiSource, Inc.	262,744	11,051,013
Sempra Energy	95,541	10,509,510

		21,560,523

Hotel/Motels — 0.8%
Wyndham Worldwide Corp.	89,241	6,931,348

Industrial Gases — 0.5%
Airgas, Inc.	40,814	4,552,394

Instruments-Controls — 1.3%
Honeywell International, Inc.	123,625	11,882,835

Insurance Brokers — 0.5%
Arthur J. Gallagher & Co.	94,786	4,521,292

Insurance-Life/Health — 1.2%
Prudential Financial, Inc.	123,868	10,967,273

Insurance-Multi-line — 2.4%
Cincinnati Financial Corp.	79,888	4,031,947
Hartford Financial Services Group, Inc.	213,821	8,463,035
MetLife, Inc.	165,720	8,988,653

		21,483,635

Insurance-Property/Casualty — 2.2%
Progressive Corp.	146,033	3,856,731
Travelers Cos., Inc.	159,587	16,086,370

		19,943,101

Insurance-Reinsurance — 0.2%
Validus Holdings, Ltd.	50,546	2,010,720

Investment Management/Advisor Services — 3.6%
Ameriprise Financial, Inc.	50,804	6,409,941
BlackRock, Inc.	44,924	15,324,026
T. Rowe Price Group, Inc.	132,751	10,897,529

		32,631,496

Medical Products — 2.0%
Baxter International, Inc.	102,021	7,155,753
Becton Dickinson and Co.	81,809	10,528,818

		17,684,571

Medical-Drugs — 9.6%
AbbVie, Inc.	114,683	7,277,783
Bristol-Myers Squibb Co.	163,457	9,511,563
Johnson & Johnson	330,526	35,624,092
Merck & Co., Inc.	313,438	18,160,598
Pfizer, Inc.	546,267	16,360,697

		86,934,733

Multimedia — 1.5%
Time Warner, Inc.	171,558	13,633,714

Oil Companies-Exploration & Production — 4.0%
ConocoPhillips	284,955	20,559,503
Occidental Petroleum Corp.	175,636	15,619,310

		36,178,813

Oil Companies-Integrated — 4.3%
Chevron Corp.	161,742	19,400,953
Exxon Mobil Corp.	201,082	19,446,640

		38,847,593

Oil Refining & Marketing — 0.7%
Marathon Petroleum Corp.	65,174	5,924,317

Pipelines — 0.8%
Kinder Morgan, Inc.	101,344	3,922,013
Williams Cos., Inc.	55,983	3,107,616

		7,029,629

Real Estate Investment Trusts — 1.7%
Alexandria Real Estate Equities, Inc.	32,629	2,708,207
AvalonBay Communities, Inc.	33,785	5,265,054
Simon Property Group, Inc.	42,814	7,672,697

		15,645,958

Retail-Apparel/Shoe — 1.6%
Gap, Inc.	203,006	7,691,897
L Brands, Inc.	99,184	7,153,150

		14,845,047

Retail-Building Products — 1.5%
Home Depot, Inc.	134,460	13,112,539

Retail-Jewelry — 0.9%
Tiffany & Co.	83,218	7,998,914

Retail-Mail Order — 0.5%
Williams-Sonoma, Inc.	73,563	4,783,802

Retail-Restaurants — 1.3%
Brinker International, Inc.	69,938	3,751,475
Dunkin’ Brands Group, Inc.	178,486	8,117,543

		11,869,018

Semiconductor Components-Integrated Circuits — 1.7%
Analog Devices, Inc.	144,433	7,166,766
QUALCOMM, Inc.	100,465	7,887,507

		15,054,273

Semiconductor Equipment — 1.1%
KLA-Tencor Corp.	120,980	9,575,567

Telephone-Integrated — 1.6%
Verizon Communications, Inc.	283,540	14,247,885

Theaters — 0.5%
Cinemark Holdings, Inc.	134,638	4,755,414

Tobacco — 2.7%
Altria Group, Inc.	224,887	10,871,038
Lorillard, Inc.	69,541	4,276,771
Philip Morris International, Inc.	106,019	9,436,751

		24,584,560

Tools-Hand Held — 0.3%
Snap-on, Inc.	22,923	3,029,045

Transport-Rail — 1.4%
Norfolk Southern Corp.	86,148	9,531,415
Union Pacific Corp.	30,697	3,574,665

		13,106,080

Transport-Services — 1.0%
United Parcel Service, Inc., Class B	90,361	9,479,773

Total Long-Term Investment Securities (cost $717,104,239)		878,494,558

SHORT-TERM INVESTMENT SECURITIES — 2.1%
Time Deposits — 2.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 11/03/2014 (cost $19,195,000)	$19,195,000	19,195,000

TOTAL INVESTMENTS (cost $736,299,239) (1)	99.2%	897,689,558
Other assets less liabilities	0.8	7,094,745

NET ASSETS	100.0%	$904,784,303

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2014 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Banks-Super Regional	$66,358,874	$—	$—	$66,358,874
Medical-Drugs	86,934,733	—	—	86,934,733
Other Industries*	725,200,951	—	—	725,200,951
Short-Term Investment Securities:
Time Deposits	—	19,195,000	—	19,195,000

Total	$878,494,558	$19,195,000	$—	$897,689,558

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Equity Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.1%
Auto-Cars/Light Trucks — 1.2%
General Motors Co.	96,100	$3,017,540

Auto/Truck Parts & Equipment-Original — 1.6%
Delphi Automotive PLC	57,590	3,972,558

Banks-Commercial — 1.5%
CIT Group, Inc.	78,670	3,849,323

Beverages-Wine/Spirits — 2.1%
Diageo PLC(1)	179,250	5,275,778

Building Products-Cement — 1.6%
Vulcan Materials Co.	66,070	4,077,180

Cable/Satellite TV — 2.8%
Comcast Corp., Class A	128,510	7,113,029

Commercial Services-Finance — 3.9%
MasterCard, Inc., Class A	71,470	5,985,612
McGraw Hill Financial, Inc.	42,570	3,851,734

		9,837,346

Computer Services — 1.7%
Amdocs, Ltd.	90,970	4,324,714

Computers — 4.0%
Apple, Inc.	92,060	9,942,480

Computers-Memory Devices — 1.0%
Western Digital Corp.	25,310	2,489,745

Diversified Banking Institutions — 5.3%
Citigroup, Inc.	142,594	7,633,057
JPMorgan Chase & Co.	94,160	5,694,797

		13,327,854

Diversified Manufacturing Operations — 2.9%
General Electric Co.	283,760	7,323,846

Diversified Minerals — 0.4%
Teck Resources, Ltd., Class B	65,600	1,035,168

E-Commerce/Products — 2.2%
eBay, Inc.†	104,890	5,506,725

Electric-Integrated — 1.7%
Exelon Corp.	114,700	4,196,873

Electric-Transmission — 0.1%
ITC Holdings Corp.	6,670	264,199

Electronic Security Devices — 2.2%
Tyco International, Ltd.†	129,310	5,551,278

Finance-Credit Card — 1.6%
Discover Financial Services	62,948	4,014,823

Finance-Other Services — 2.0%
CME Group, Inc.	60,340	5,057,095

Food-Misc./Diversified — 3.3%
Mondelez International, Inc., Class A	232,460	8,196,540

Insurance Brokers — 1.2%
Marsh & McLennan Cos., Inc.	56,000	3,044,720

Insurance-Life/Health — 0.8%
Lincoln National Corp.	34,430	1,885,387

Insurance-Multi-line — 1.1%
Genworth Financial, Inc., Class A†	191,940	2,685,241

Internet Content-Entertainment — 1.7%
Facebook, Inc., Class A†	57,940	4,344,921

Machinery-Farming — 2.5%
Deere & Co.	73,880	6,319,695

Medical-Biomedical/Gene — 3.2%
Gilead Sciences, Inc.†	70,420	7,887,040

Medical-Drugs — 6.4%
AbbVie, Inc.	72,547	4,603,833
Allergan, Inc.	23,110	4,392,286
Bristol-Myers Squibb Co.	69,570	4,048,278
Zoetis, Inc.	80,099	2,976,479

		16,020,876

Medical-Generic Drugs — 2.6%
Actavis PLC†	26,280	6,379,207

Medical-HMO — 1.5%
UnitedHealth Group, Inc.	39,330	3,736,743

Medical-Hospitals — 0.5%
HCA Holdings, Inc.†	17,030	1,192,952

Multimedia — 0.8%
Twenty-First Century Fox, Inc., Class A	58,840	2,028,803

Non-Hazardous Waste Disposal — 0.9%
Republic Services, Inc.	59,860	2,298,624

Office Automation & Equipment — 1.4%
Xerox Corp.	253,960	3,372,589

Oil Companies-Exploration & Production — 2.5%
Noble Energy, Inc.	109,660	6,319,706

Oil Companies-Integrated — 2.9%
Chevron Corp.	60,610	7,270,169

Oil Field Machinery & Equipment — 2.5%
National Oilwell Varco, Inc.	86,360	6,273,190

Pharmacy Services — 1.9%
Express Scripts Holding Co.†	60,204	4,624,871

Real Estate Investment Trusts — 0.4%
Digital Realty Trust, Inc.	14,240	982,418

Retail-Apparel/Shoe — 0.6%
PVH Corp.	12,480	1,427,088

Retail-Auto Parts — 2.3%
AutoZone, Inc.†	10,170	5,629,298

Retail-Building Products — 1.9%
Home Depot, Inc.	48,020	4,682,910

Retail-Major Department Stores — 0.7%
TJX Cos., Inc.	28,420	1,799,554

Semiconductor Equipment — 1.2%
Applied Materials, Inc.	131,170	2,897,545

Soap & Cleaning Preparation — 2.1%
Henkel AG & Co. KGaA(1)	58,869	5,350,416

Telephone-Integrated — 1.8%
Verizon Communications, Inc.	87,190	4,381,298

Tobacco — 2.9%
Philip Morris International, Inc.	81,100	7,218,711

Transport-Rail — 2.4%
Canadian National Railway Co.	52,180	3,682,864
CSX Corp.	31,190	1,111,300
Norfolk Southern Corp.	10,020	1,108,613

		5,902,777

Web Portals/ISP — 4.3%
Google, Inc., Class A†	6,130	3,481,043

Web Portals/ISP (continued)
Google, Inc., Class C†	12,800	7,156,224

		10,637,267

Total Long-Term Investment Securities (cost $218,772,260)		244,968,110

REPURCHASE AGREEMENT — 1.7%
Agreement with State Street Bank & Trust Co. bearing interest at 0.00% dated 10/31/2014 to be repurchased 11/03/2014 in the amount of $4,391,000 and collateralized by $4,780,000 by Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having approximate value of $4,479,481 (cost $4,391,000)	$4,391,000	4,391,000

TOTAL INVESTMENTS (cost $223,163,260)(2)	99.8%	249,359,110
Other assets less liabilities	0.2	421,452

NET ASSETS	100.0%	$249,780,562

†	Non-income producing security
(1)	Security was valued using fair value procedures at October 31, 2014. The aggregate value of these securities was $10,626,194 representing 4.2% of net assets. Securities are classified as Level 2 based on the security valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2014 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Beverage-Wine/Sprits	$—	$5,275,778	$—	$5,275,778
Diversified Banking Institutions	13,327,854	—	—	13,327,854
Medical Drugs	16,020,876	—	—	16,020,876
Soap & Cleaning Preparation	—	5,350,416	—	5,350,416
Other Industries*	204,993,186	—	—	204,993,186
Repurchase Agreement	—	4,391,000	—	4,391,000

Total	$234,341,916	$15,017,194	$—	$249,359,110

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Davis Venture Value Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2014 —

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 95.0%
Agricultural Chemicals — 0.6%
Monsanto Co.	74,419	$8,561,162

Applications Software — 1.3%
Microsoft Corp.	373,720	17,546,154

Auto-Heavy Duty Trucks — 1.5%
PACCAR, Inc.	328,450	21,454,354

Banks-Fiduciary — 7.6%
Bank of New York Mellon Corp.	2,575,240	99,713,293
Citizens Financial Group, Inc.	253,840	5,995,701

		105,708,994

Banks-Super Regional — 7.5%
Wells Fargo & Co.	1,945,549	103,289,196

Beverages-Wine/Spirits — 0.7%
Diageo PLC ADR	87,540	10,327,094

Brewery — 0.8%
Heineken Holding NV(1)	175,312	11,359,186

Building Products-Cement — 1.9%
Lafarge SA(1)	377,640	26,265,997

Cable/Satellite TV — 3.3%
Liberty Global PLC, Class C†	1,033,300	45,950,851

Casino Hotels — 2.0%
Las Vegas Sands Corp.	455,430	28,355,072

Chemicals-Specialty — 1.5%
Ecolab, Inc.	185,270	20,607,582

Commercial Services-Finance — 0.8%
Experian PLC(1)	183,300	2,754,821
Moody’s Corp.	88,180	8,750,101

		11,504,922

Diversified Banking Institutions — 1.9%
JPMorgan Chase & Co.	436,616	26,406,536

Diversified Financial Services — 0.9%
Julius Baer Group, Ltd.(1)	284,100	12,447,352

Diversified Manufacturing Operations — 0.6%
Textron, Inc.	193,900	8,052,667

Diversified Operations — 0.1%
Liberty TripAdvisor Holdings, Inc., Class A†	45,248	1,428,932

E-Commerce/Products — 3.6%
Amazon.com, Inc.†	161,870	49,444,810

E-Commerce/Services — 2.6%
Liberty Interactive Corp., Class A†	227,590	5,949,203
Liberty Ventures, Series A†	85,308	2,994,311
Netflix, Inc.†	17,000	6,677,090
Priceline Group, Inc.†	13,030	15,716,916
SouFun Holdings, Ltd. ADR	476,540	4,646,265

		35,983,785

Electronic Components-Semiconductors — 1.4%
Texas Instruments, Inc.	387,180	19,227,359

Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc.	115,742	6,398,218

Enterprise Software/Service — 1.0%
Oracle Corp.	351,000	13,706,550

Entertainment Software — 0.4%
Activision Blizzard, Inc.	262,890	5,244,655

Finance-Credit Card — 8.6%
American Express Co.	1,137,630	102,329,819
Visa, Inc., Class A	71,380	17,233,273

		119,563,092

Finance-Investment Banker/Broker — 1.5%
Charles Schwab Corp.	719,400	20,625,198

Food-Misc./Diversified — 0.2%
Nestle SA(1)	39,240	2,872,789

Food-Wholesale/Distribution — 1.1%
Sysco Corp.	380,460	14,662,928

Home Decoration Products — 0.2%
Hunter Douglas NV(1)	56,620	2,349,745

Industrial Gases — 2.1%
Praxair, Inc.	235,510	29,671,905

Insurance-Multi-line — 2.2%
ACE, Ltd.	144,020	15,741,386
Loews Corp.	334,790	14,596,844

		30,338,230

Insurance-Property/Casualty — 1.1%
Fairfax Financial Holdings, Ltd. (TSX)	6,820	3,115,942
Fairfax Financial Holdings, Ltd. (OTC)	17,490	7,901,107
Markel Corp.†	5,113	3,532,521

		14,549,570

Insurance-Reinsurance — 6.1%
Berkshire Hathaway, Inc., Class A†	370	77,700,000
Everest Re Group, Ltd.	39,625	6,762,006

		84,462,006

Internet Security — 0.4%
Qihoo 360 Technology Co., Ltd. ADR†	82,190	5,998,226

Medical Labs & Testing Services — 2.9%
Laboratory Corp. of America Holdings†	246,590	26,949,821
Quest Diagnostics, Inc.	212,530	13,487,154

		40,436,975

Medical-Drugs — 1.4%
Valeant Pharmaceuticals International, Inc.†	147,560	19,631,382

Medical-HMO — 3.0%
UnitedHealth Group, Inc.	434,770	41,307,498

Oil Companies-Exploration & Production — 5.0%
Canadian Natural Resources, Ltd.	726,558	25,342,343
Encana Corp.	954,700	17,786,061
EOG Resources, Inc.	89,770	8,532,639
Ultra Petroleum Corp.†	743,640	16,954,992

		68,616,035

Pharmacy Services — 3.2%
Express Scripts Holding Co.†	576,470	44,284,425

Power Converter/Supply Equipment — 0.4%
Schneider Electric SE(1)	78,160	6,187,429

Real Estate Operations & Development — 1.1%
Brookfield Asset Management, Inc., Class A	170,146	8,332,050
Hang Lung Group, Ltd.(1)	1,262,420	6,343,976

		14,676,026

Retail-Automobile — 2.1%
CarMax, Inc.†	529,432	29,600,543

Retail-Discount — 1.3%
Costco Wholesale Corp.	131,852	17,585,101

Retail-Jewelry — 1.0%
Cie Financiere Richemont SA(1)	164,110	13,827,373

Storage/Warehousing — 0.1%
Wesco Aircraft Holdings, Inc.†	86,990	1,544,072

Tobacco — 0.2%
Philip Morris International, Inc.	24,555	2,185,641

Transport-Services — 1.1%
Kuehne & Nagel International AG(1)	114,000	14,854,066

Web Portals/ISP — 6.2%
Google, Inc., Class A†	75,828	43,060,447
Google, Inc., Class C†	75,828	42,393,918

		85,454,365

TOTAL INVESTMENTS (cost $863,522,804)(2)	95.0%	1,314,556,048
Other assets less liabilities	5.0	69,516,488

NET ASSETS	100.0%	$1,384,072,536

†	Non-income producing security
(1)	Security was valued using fair value procedures at October 31, 2014. The aggregate value of these securities was $99,262,734 representing 7.2% of net assets. Securities are classified as Level 2 based on the security valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

OTC — Over the Counter U.S.

TSX — Toronto Stock Exchange

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2014 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Banks-Fiduciary	$105,708,994	$—	$—	$105,708,994
Banks-Super Regional	103,289,196	—	—	103,289,196
Brewery	—	11,359,186	—	11,359,186
Building Products-Cement	—	26,265,997	—	26,265,997
Commercial Services-Finance	8,750,101	2,754,821	—	11,504,922
Diversified Financial Services	—	12,447,352	—	12,447,352
Finance-Credit Card	119,563,092	—	—	119,563,092
Food-Misc./Diversified	—	2,872,789	—	2,872,789
Home Decoration Products	—	2,349,745	—	2,349,745
Insurance-Reinsurance	84,462,006	—	—	84,462,006
Oil Companies-Exploration & Production	68,616,035	—	—	68,616,035
Power Converter/Supply Equipment	—	6,187,429	—	6,187,429
Real Estate Operations & Development	8,332,050	6,343,976	—	14,676,026
Retail-Jewelry	—	13,827,373	—	13,827,373
Transport-Services	—	14,854,066	—	14,854,066
Web Portals/ISP	85,454,365	—	—	85,454,365
Other Industries*	631,117,475	—	—	631,117,475

Total	$1,215,293,314	$99,262,734	$—	$1,314,556,048

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

“Dogs” of Wall Street Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.9%
Advertising Agencies — 3.4%
Omnicom Group, Inc.	133,123	$9,566,219

Aerospace/Defense — 3.4%
Lockheed Martin Corp.	50,468	9,617,687

Beverages-Non-alcoholic — 6.4%
Coca-Cola Co.	210,057	8,797,187
PepsiCo, Inc.	96,901	9,318,969

		18,116,156

Consumer Products-Misc. — 6.7%
Clorox Co.	94,048	9,357,776
Kimberly-Clark Corp.	84,101	9,610,221

		18,967,997

Cosmetics & Toiletries — 3.4%
Procter & Gamble Co.	107,984	9,423,764

Data Processing/Management — 3.4%
Paychex, Inc.	206,481	9,692,218

Distribution/Wholesale — 3.6%
Genuine Parts Co.	103,693	10,066,516

Diversified Manufacturing Operations — 3.3%
General Electric Co.	356,830	9,209,782

Electric Products-Misc. — 3.3%
Emerson Electric Co.	146,218	9,366,725

Food-Confectionery — 3.4%
J.M. Smucker Co.	91,713	9,538,152

Food-Misc./Diversified — 6.7%
General Mills, Inc.	179,629	9,333,523
Kellogg Co.	148,026	9,467,743

		18,801,266

Machinery-Construction & Mining — 3.3%
Caterpillar, Inc.	91,977	9,327,388

Machinery-Farming — 3.4%
Deere & Co.	110,089	9,417,013

Medical Products — 3.1%
Baxter International, Inc.	125,547	8,805,867

Medical-Drugs — 9.7%
Johnson & Johnson	86,077	9,277,379
Merck & Co., Inc.	152,918	8,860,069
Pfizer, Inc.	307,987	9,224,211

		27,361,659

Networking Products — 3.1%
Cisco Systems, Inc.	358,683	8,776,973

Oil Companies-Integrated — 6.6%
Chevron Corp.	76,309	9,153,265
Exxon Mobil Corp.	96,681	9,350,019

		18,503,284

Retail-Discount — 3.2%
Target Corp.	144,784	8,950,547

Retail-Restaurants — 3.2%
McDonald’s Corp.	95,316	8,933,969

Telephone-Integrated — 6.4%
AT&T, Inc.	256,803	8,947,016
Verizon Communications, Inc.	181,808	9,135,852

		18,082,868

Tobacco — 3.3%
Lorillard, Inc.	150,231	9,239,206

Toys — 6.6%
Hasbro, Inc.	163,680	9,416,510
Mattel, Inc.	294,741	9,157,603

		18,574,113

Total Long-Term Investment Securities (cost $247,201,384)		278,339,369

REPURCHASE AGREEMENT — 0.9%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $2,534,000)	$2,534,000	2,534,000

TOTAL INVESTMENTS (cost $249,735,384)(2)	99.8%	280,873,369
Other assets less liabilities	0.2	632,984

NET ASSETS	100.0%	$281,506,353

(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2014 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Beverages-Non-alcoholic	$18,116,156	$—	$—	$18,116,156
Consumer Products-Misc.	18,967,997	—	—	18,967,997
Food-Misc./Diversified	18,801,266	—	—	18,801,266
Medical-Drugs	27,361,659	—	—	27,361,659
Oil Companies-Integrated	18,503,284	—	—	18,503,284
Telephone-Integrated	18,082,868	—	—	18,082,868
Toys	18,574,113	—	—	18,574,113
Other Industries*	139,932,026	—	—	139,932,026
Repurchase Agreement	—	2,534,000	—	2,534,000

Total	$278,339,369	$2,534,000	$—	$280,873,369

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Alliance Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 91.9%
Aerospace/Defense — 1.6%
Boeing Co.	60,305	$7,532,698

Agricultural Chemicals — 0.8%
Monsanto Co.	34,176	3,931,607

Apparel Manufacturers — 0.7%
Michael Kors Holdings, Ltd.†	22,320	1,754,129
Ralph Lauren Corp.	10,370	1,709,391

		3,463,520

Applications Software — 1.4%
NetSuite, Inc.†	30,300	3,292,398
ServiceNow, Inc.†	44,489	3,022,138

		6,314,536

Athletic Footwear — 2.1%
NIKE, Inc., Class B	102,857	9,562,615

Beverages-Non-alcoholic — 2.6%
Monster Beverage Corp.†	120,486	12,154,628

Cable/Satellite TV — 2.2%
Comcast Corp., Class A	188,068	10,409,564

Coffee — 0.9%
Keurig Green Mountain, Inc.	26,030	3,950,053

Computer Aided Design — 2.3%
ANSYS, Inc.†	99,825	7,842,252
Aspen Technology, Inc.†	73,120	2,700,322

		10,542,574

Computers — 5.4%
Apple, Inc.	231,424	24,993,792

Cosmetics & Toiletries — 0.8%
Estee Lauder Cos., Inc., Class A	46,650	3,507,147

Diversified Manufacturing Operations — 1.6%
Danaher Corp.	94,541	7,601,096

E-Commerce/Products — 0.5%
Alibaba Group Holding, Ltd. ADR†	24,467	2,412,446

E-Commerce/Services — 2.2%
Priceline Group, Inc.†	8,650	10,433,716

Electric Products-Misc. — 1.6%
AMETEK, Inc.	140,948	7,350,438

Electronic Components-Semiconductors — 0.8%
Altera Corp.	111,540	3,833,630

Electronic Connectors — 1.4%
Amphenol Corp., Class A	125,944	6,370,248

Filtration/Separation Products — 1.5%
Pall Corp.	74,310	6,793,420

Finance-Credit Card — 3.7%
Visa, Inc., Class A	72,250	17,443,317

Finance-Other Services — 1.2%
Intercontinental Exchange, Inc.	26,536	5,527,183

Food-Misc./Diversified — 0.6%
Hain Celestial Group, Inc.†	25,430	2,752,798

Instruments-Controls — 0.6%
Mettler-Toledo International, Inc.†	11,603	2,999,027

Internet Content-Entertainment — 1.8%
Facebook, Inc., Class A†	109,980	8,247,400

Internet Content-Information/News — 0.7%
LinkedIn Corp., Class A†	14,930	3,418,373

Internet Infrastructure Software — 0.9%
F5 Networks, Inc.†	35,430	4,357,181

Investment Management/Advisor Services — 2.7%
Affiliated Managers Group, Inc.†	29,662	5,926,171
BlackRock, Inc.	19,170	6,539,079

		12,465,250

Machinery-General Industrial — 1.5%
Wabtec Corp.	81,760	7,055,888

Medical Instruments — 1.8%
Intuitive Surgical, Inc.†	16,620	8,240,196

Medical-Biomedical/Gene — 6.2%
Biogen Idec, Inc.†	42,886	13,769,837
Gilead Sciences, Inc.†	134,220	15,032,640

		28,802,477

Medical-Drugs — 4.5%
Allergan, Inc.	80,436	15,287,666
Quintiles Transnational Holdings, Inc.†	94,876	5,554,041

		20,841,707

Medical-HMO — 2.3%
UnitedHealth Group, Inc.	114,198	10,849,952

Medical-Wholesale Drug Distribution — 0.8%
McKesson Corp.	18,390	3,740,710

Metal Processors & Fabrication — 0.7%
Precision Castparts Corp.	14,683	3,240,538

Multimedia — 2.5%
Walt Disney Co.	128,559	11,747,721

Oil Field Machinery & Equipment — 1.4%
FMC Technologies, Inc.†	119,400	6,691,176

Oil-Field Services — 2.2%
Schlumberger, Ltd.	105,863	10,444,444

Publishing-Periodicals — 0.6%
Nielsen NV	69,160	2,938,608

Recreational Vehicles — 1.5%
Polaris Industries, Inc.	47,430	7,155,290

Retail-Auto Parts — 1.0%
O’Reilly Automotive, Inc.†	25,630	4,507,804

Retail-Building Products — 2.4%
Home Depot, Inc.	113,720	11,089,974

Retail-Discount — 1.6%
Costco Wholesale Corp.	55,350	7,382,029

Retail-Drug Store — 3.2%
CVS Health Corp.	171,370	14,705,260

Retail-Perfume & Cosmetics — 1.5%
Ulta Salon Cosmetics & Fragrance, Inc.†	57,480	6,944,159

Retail-Restaurants — 2.3%
Starbucks Corp.	142,660	10,779,390

Semiconductor Components-Integrated Circuits — 1.7%
Linear Technology Corp.	97,065	4,158,265
NXP Semiconductor NV†	54,191	3,720,754

		7,879,019

Tobacco — 2.9%
Philip Morris International, Inc.	151,071	13,446,830

Vitamins & Nutrition Products — 1.6%
Mead Johnson Nutrition Co.	74,310	7,379,726

Web Portals/ISP — 5.1%
Google, Inc., Class A†	19,505	11,076,304

Google, Inc., Class C†	22,800	12,747,024

		23,823,328

Total Long-Term Investment Securities (cost $326,993,869)		428,054,483

SHORT-TERM INVESTMENT SECURITIES — 8.9%
Time Deposits — 8.9%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 11/03/2014 (cost $41,387,000)	$41,387,000	41,387,000

TOTAL INVESTMENTS (cost $368,380,869)(1)	100.8%	469,441,483
Liabilities in excess of other assets	(0.8)	(3,777,548)

NET ASSETS	100.0%	$465,663,935

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2014 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Computers	$24,993,792	$—	$—	$24,993,792
Medical-Biomedical/Gene	28,802,477	—	—	28,802,477
Web Portals/ISP	23,823,328	—	—	23,823,328
Other Industries*	350,434,886	—	—	350,434,886
Short-Term Investment Securities:
Time Deposits	—	41,387,000	—	41,387,000

Total	$428,054,483	$41,387,000	$—	$469,441,483

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Capital Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.5%
Advertising Agencies — 0.9%
Interpublic Group of Cos., Inc.	45,170	$875,846

Aerospace/Defense — 1.0%
Raytheon Co.	9,100	945,308

Apparel Manufacturers — 1.2%
Michael Kors Holdings, Ltd.†	8,390	659,370
Under Armour, Inc., Class A†	7,460	489,227

		1,148,597

Applications Software — 6.4%
Intuit, Inc.	16,440	1,446,884
Microsoft Corp.	64,470	3,026,867
salesforce.com, Inc.†	22,500	1,439,775

		5,913,526

Athletic Footwear — 1.5%
NIKE, Inc., Class B	14,960	1,390,831

Auto/Truck Parts & Equipment-Original — 0.8%
Delphi Automotive PLC	10,340	713,253

Beverages-Non-alcoholic — 4.1%
Coca-Cola Enterprises, Inc.	26,510	1,149,208
PepsiCo, Inc.	27,040	2,600,437

		3,749,645

Building Products-Cement — 0.8%
Martin Marietta Materials, Inc.	6,540	764,657

Cable/Satellite TV — 2.3%
Comcast Corp., Class A	37,710	2,087,248

Casino Hotels — 0.8%
Las Vegas Sands Corp.	11,520	717,235

Chemicals-Diversified — 1.0%
Dow Chemical Co.	19,180	947,492

Computer Services — 1.8%
Accenture PLC, Class A	9,880	801,466
Cognizant Technology Solutions Corp., Class A†	18,140	886,139

		1,687,605

Computer Software — 0.8%
Akamai Technologies, Inc.†	12,230	737,469

Computers — 6.5%
Apple, Inc.	55,730	6,018,840

Computers-Memory Devices — 2.5%
EMC Corp.	40,050	1,150,637
SanDisk Corp.	12,060	1,135,328

		2,285,965

Cosmetics & Toiletries — 3.0%
Colgate-Palmolive Co.	21,740	1,453,971
Estee Lauder Cos., Inc., Class A	17,320	1,302,118

		2,756,089

Diversified Manufacturing Operations — 1.2%
Danaher Corp.	13,630	1,095,852

E-Commerce/Services — 2.4%
Netflix, Inc.†	1,960	769,829
Priceline Group, Inc.†	1,228	1,481,226

		2,251,055

Electronic Forms — 1.0%
Adobe Systems, Inc.†	13,450	943,114

Electronic Security Devices — 1.2%
Tyco International, Ltd.	24,790	1,064,235

Engineering/R&D Services — 0.9%
Fluor Corp.	12,370	820,626

Engines-Internal Combustion — 1.3%
Cummins, Inc.	8,110	1,185,520

Finance-Credit Card — 3.4%
Discover Financial Services	11,830	754,517
Visa, Inc., Class A	9,690	2,339,457

		3,093,974

Finance-Other Services — 1.1%
Intercontinental Exchange, Inc.	4,700	978,963

Food-Misc./Diversified — 1.1%
Mondelez International, Inc., Class A	29,520	1,040,875

Industrial Gases — 1.0%
Praxair, Inc.	7,510	946,185

Instruments-Controls — 2.0%
Honeywell International, Inc.	18,700	1,797,444

Insurance Brokers — 1.3%
Marsh & McLennan Cos., Inc.	21,692	1,179,394

Internet Content-Entertainment — 2.2%
Facebook, Inc., Class A†	27,040	2,027,730

Internet Content-Information/News — 1.0%
LinkedIn Corp., Class A†	4,210	963,922

Investment Management/Advisor Services — 2.4%
Ameriprise Financial, Inc.	8,880	1,120,389
BlackRock, Inc.	3,180	1,084,730

		2,205,119

Medical-Biomedical/Gene — 10.8%
Alexion Pharmaceuticals, Inc.†	6,580	1,259,149
Biogen Idec, Inc.†	3,970	1,274,688
Celgene Corp.†	15,200	1,627,768
Gilead Sciences, Inc.†	22,620	2,533,440
Illumina, Inc.†	6,330	1,219,031
Regeneron Pharmaceuticals, Inc.†	2,150	846,498
Vertex Pharmaceuticals, Inc.†	10,710	1,206,374

		9,966,948

Medical-Drugs — 0.9%
Bristol-Myers Squibb Co.	15,040	875,178

Medical-Generic Drugs — 2.5%
Actavis PLC†	5,975	1,450,371
Perrigo Co. PLC	5,090	821,781

		2,272,152

Medical-HMO — 1.1%
UnitedHealth Group, Inc.	10,840	1,029,908

Medical-Wholesale Drug Distribution — 1.6%
McKesson Corp.	7,060	1,436,075

Metal Processors & Fabrication — 1.4%
Precision Castparts Corp.	5,640	1,244,748

Multimedia — 1.0%
Viacom, Inc., Class B	13,070	949,928

Networking Products — 0.4%
Fortinet, Inc.†	14,600	380,330

Oil Companies-Exploration & Production — 1.5%
EOG Resources, Inc.	14,630	1,390,581

Oil-Field Services — 3.7%
Halliburton Co.	22,710	1,252,229
Schlumberger, Ltd.	21,450	2,116,257

		3,368,486

Retail-Apparel/Shoe — 1.2%
PVH Corp.	9,280	1,061,168

Retail-Building Products — 2.2%
Home Depot, Inc.	20,940	2,042,069

Retail-Discount — 2.5%
Costco Wholesale Corp.	11,480	1,531,087
Dollar General Corp.†	11,710	733,866

		2,264,953

Retail-Drug Store — 1.2%
CVS Health Corp.	13,030	1,118,104

Retail-Perfume & Cosmetics — 1.0%
Ulta Salon Cosmetics & Fragrance, Inc.†	7,300	881,913

Telecommunication Equipment — 1.1%
Juniper Networks, Inc.	46,150	972,381

Television — 0.4%
AMC Networks, Inc., Class A†	6,230	377,850

Transport-Services — 1.1%
FedEx Corp.	5,980	1,001,052

Web Portals/ISP — 4.0%
Google, Inc., Class A†	3,240	1,839,899
Google, Inc., Class C†	3,240	1,811,419

		3,651,318

Total Long-Term Investment Securities (cost $79,603,710)		90,618,756

SHORT-TERM INVESTMENT SECURITIES — 2.2%
Time Deposits — 2.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 11/03/2014 (cost $2,002,000)	$2,002,000	2,002,000

TOTAL INVESTMENTS (cost $81,605,710)(1)	100.7%	92,620,756
Liabilities in excess of other assets	(0.7)	(683,030)

NET ASSETS	100.0%	$91,937,726

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Applications Software	$5,913,526	$—	$—	$5,913,526
Computers	6,018,840	—	—	6,018,840
Medical-Biomedical/Gene	9,966,948	—	—	9,966,948
Other Industries*	68,719,442	—	—	68,719,442
Short-Term Investment Securities:
Time Deposits	—	2,002,000	—	2,002,000

Total	$90,618,756	$2,002,000	$—	$92,620,756

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.6%
Aerospace/Defense-Equipment — 1.8%
United Technologies Corp.	188,017	$20,117,819

Apparel Manufacturers — 0.9%
VF Corp.	146,960	9,946,253

Applications Software — 0.7%
Citrix Systems, Inc.†	123,297	7,919,366

Athletic Footwear — 0.6%
NIKE, Inc., Class B	73,547	6,837,665

Auto/Truck Parts & Equipment-Original — 0.5%
Delphi Automotive PLC	74,654	5,149,633

Banks-Fiduciary — 0.6%
State Street Corp.	90,331	6,816,377

Banks-Super Regional — 2.1%
Wells Fargo & Co.	434,291	23,056,509

Beverages-Wine/Spirits — 1.8%
Diageo PLC(1)	279,321	8,221,119
Pernod Ricard SA(1)	103,529	11,808,038

		20,029,157

Cable/Satellite TV — 1.7%
Comcast Corp., Class A	338,439	18,732,599

Chemicals-Diversified — 0.2%
FMC Corp.	45,604	2,615,389

Chemicals-Specialty — 1.0%
W.R. Grace & Co.†	115,660	10,941,436

Coatings/Paint — 1.0%
Sherwin-Williams Co.	49,036	11,256,704

Commercial Services-Finance — 1.5%
MasterCard, Inc., Class A	199,743	16,728,476

Computer Services — 2.9%
Accenture PLC, Class A	196,053	15,903,819
Cognizant Technology Solutions Corp., Class A†	330,100	16,125,385

		32,029,204

Computers — 1.9%
Apple, Inc.	104,275	11,261,700
Hewlett-Packard Co.	285,165	10,231,720

		21,493,420

Computers-Memory Devices — 2.2%
EMC Corp.	835,712	24,010,006

Containers-Metal/Glass — 1.1%
Crown Holdings, Inc.†	258,499	12,389,857

Cosmetics & Toiletries — 2.9%
Colgate-Palmolive Co.	136,857	9,152,996
Procter & Gamble Co.	263,247	22,973,566

		32,126,562

Data Processing/Management — 1.3%
Fidelity National Information Services, Inc.	253,824	14,820,783

Distribution/Wholesale — 1.1%
WW Grainger, Inc.	47,836	11,805,925

Diversified Banking Institutions — 7.1%
Bank of America Corp.	858,149	14,725,837
Goldman Sachs Group, Inc.	109,497	20,803,335
JPMorgan Chase & Co.	546,147	33,030,970
Morgan Stanley	275,242	9,619,708

		78,179,850

Diversified Manufacturing Operations — 2.7%
Danaher Corp.	376,406	30,263,042

Electric-Integrated — 1.6%
American Electric Power Co., Inc.	140,538	8,198,987
CMS Energy Corp.	283,953	9,276,744

		17,475,731

Electronic Components-Semiconductors — 2.4%
Altera Corp.	339,092	11,654,592
Microchip Technology, Inc.	335,751	14,474,226

		26,128,818

Engineering/R&D Services — 0.7%
Fluor Corp.	116,373	7,720,185

Enterprise Software/Service — 0.8%
Oracle Corp.	231,350	9,034,218

Finance-Credit Card — 4.2%
American Express Co.	217,754	19,586,972
Visa, Inc., Class A	109,476	26,430,791

		46,017,763

Finance-Other Services — 0.9%
NASDAQ OMX Group, Inc.	232,616	10,062,968

Food-Misc./Diversified — 2.6%
Danone SA(1)	175,104	11,902,245
General Mills, Inc.	84,383	4,384,541
Mondelez International, Inc., Class A	355,665	12,540,748

		28,827,534

Home Decoration Products — 0.8%
Newell Rubbermaid, Inc.	261,794	8,725,594

Industrial Gases — 1.5%
Linde AG(1)	44,449	8,198,237
Praxair, Inc.	71,104	8,958,393

		17,156,630

Instruments-Controls — 1.7%
Honeywell International, Inc.	190,326	18,294,135

Instruments-Scientific — 1.6%
Thermo Fisher Scientific, Inc.	152,536	17,933,658

Insurance-Multi-line — 0.8%
ACE, Ltd.	85,115	9,303,069

Investment Management/Advisor Services — 2.0%
BlackRock, Inc.	54,368	18,545,469
Franklin Resources, Inc.	72,594	4,036,952

		22,582,421

Medical Instruments — 0.7%
St Jude Medical, Inc.	122,413	7,855,242

Medical Products — 1.8%
Covidien PLC	110,246	10,191,140
Stryker Corp.	111,921	9,796,445

		19,987,585

Medical-Drugs — 9.1%
Abbott Laboratories	233,964	10,198,491
AbbVie, Inc.	168,492	10,692,502
Bristol-Myers Squibb Co.	178,617	10,393,723
Endo International PLC†	153,369	10,263,453

Johnson & Johnson	229,778	24,765,473
Pfizer, Inc.	598,542	17,926,333
Valeant Pharmaceuticals International, Inc.†	121,088	16,109,548

		100,349,523

Medical-Wholesale Drug Distribution — 1.0%
McKesson Corp.	51,830	10,542,740

Metal Processors & Fabrication — 1.3%
Precision Castparts Corp.	64,268	14,183,948

Multimedia — 4.9%
Time Warner, Inc.	228,836	18,185,597
Twenty-First Century Fox, Inc., Class A	377,191	13,005,546
Walt Disney Co.	247,945	22,657,214

		53,848,357

Oil Companies-Exploration & Production — 3.5%
EOG Resources, Inc.	166,792	15,853,580
Noble Energy, Inc.	227,237	13,095,668
Occidental Petroleum Corp.	109,948	9,777,676

		38,726,924

Oil Field Machinery & Equipment — 1.7%
Cameron International Corp.†	181,526	10,809,873
National Oilwell Varco, Inc.	118,270	8,591,133

		19,401,006

Oil-Field Services — 1.5%
Schlumberger, Ltd.	174,094	17,176,114

Real Estate Investment Trusts — 1.8%
American Tower Corp.	205,894	20,074,665

Retail-Apparel/Shoe — 1.7%
L Brands, Inc.	124,052	8,946,630
Ross Stores, Inc.	123,251	9,948,821

		18,895,451

Retail-Bedding — 1.2%
Bed Bath & Beyond, Inc.†	196,299	13,218,775

Retail-Discount — 1.0%
Target Corp.	170,517	10,541,361

Retail-Regional Department Stores — 0.9%
Kohl’s Corp.	185,454	10,055,316

Retail-Restaurants — 1.1%
McDonald’s Corp.	133,038	12,469,652

Textile-Apparel — 0.9%
LVMH Moet Hennessy Louis Vuitton SA(1)	56,881	9,671,424

Transport-Rail — 1.4%
Canadian National Railway Co.	220,673	15,575,100

Transport-Services — 0.8%
United Parcel Service, Inc., Class B	86,836	9,109,965

Web Portals/ISP — 3.1%
Google, Inc., Class A†	34,089	19,358,121
Google, Inc., Class C†	27,280	15,251,702

		34,609,823

Total Common Stocks (cost $880,318,296)		1,092,821,727

CONVERTIBLE PREFERRED SECURITIES — 0.2%
Electric-Integrated — 0.2%
Exelon Corp. 6.50% (cost $2,619,195)	51,771	2,727,296

Total Long-Term Investment Securities (cost $882,937,491)		1,095,549,023

SHORT-TERM INVESTMENT SECURITIES — 2.2%
Commercial Paper — 0.7%
HSBC Americas, Inc. 0.05% due 11/03/2014	$7,534,000	7,533,979

Time Deposits — 1.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 11/03/2014	16,613,000	16,613,000

Total Short-Term Investment Securities (cost $24,146,979)		24,146,979

TOTAL INVESTMENTS (cost $907,084,470) (2)	101.0%	1,119,696,002
Liabilities in excess of other assets	(1.0)	(11,132,135)

NET ASSETS	100.0%	$1,108,563,867

†	Non-income producing security
(1)	Security was valued using fair value procedures at October 31, 2014. The aggregate value of these securities was $49,801,063 representing 4.5% of net assets. Securities are classified as Level 2 based on the security valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2014 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Beverages-Wine/Spirits	$—	$20,029,157	$—	$20,029,157
Diversified Banking Institutions	78,179,850	—	—	78,179,850
Food-Misc./Diversified	16,925,289	11,902,245	—	28,827,534
Industrial Gases	8,958,393	8,198,237	—	17,156,630
Medical-Drugs	100,349,523	—	—	100,349,523
Textile-Apparel	—	9,671,424	—	9,671,424
Other Industries*	838,607,609	—	—	838,607,609
Convertible Preferred Securities	2,727,296	—	—	2,727,296
Short-Term Investment Securities:
Commercial Paper	—	7,533,979	—	7,533,979
Time Deposits	—	16,613,000	—	16,613,000

Total	$1,045,747,960	$73,948,042	$—	$1,119,696,002

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See	Notes to Portfolio of Investments

SunAmerica Series Trust

Fundamental Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.9%
Advertising Agencies — 1.0%
Alliance Data Systems Corp.†	8,140	$2,306,469

Agricultural Chemicals — 1.6%
Monsanto Co.	30,250	3,479,960

Airlines — 2.2%
American Airlines Group, Inc.	40,300	1,666,405
Delta Air Lines, Inc.	82,030	3,300,067

		4,966,472

Apparel Manufacturers — 1.3%
Under Armour, Inc., Class A†	42,540	2,789,773

Applications Software — 2.9%
salesforce.com, Inc.†	58,280	3,729,337
ServiceNow, Inc.†	40,510	2,751,845

		6,481,182

Athletic Footwear — 2.0%
NIKE, Inc., Class B	48,320	4,492,310

Auto/Truck Parts & Equipment-Original — 1.2%
Delphi Automotive PLC	38,980	2,688,840

Beverages-Wine/Spirits — 3.0%
Brown-Forman Corp., Class B	20,610	1,909,929
Constellation Brands, Inc., Class A†	52,080	4,767,403

		6,677,332

Building-Heavy Construction — 1.9%
SBA Communications Corp., Class A†	37,460	4,207,882

Cable/Satellite TV — 4.4%
Comcast Corp., Class A	109,040	6,035,364
Liberty Global PLC, Class C†	82,898	3,686,474

		9,721,838

Casino Hotels — 1.3%
Las Vegas Sands Corp.	45,690	2,844,659

Commercial Services-Finance — 2.7%
McGraw Hill Financial, Inc.	46,090	4,170,223
Vantiv, Inc., Class A†	56,450	1,745,434

		5,915,657

Computers — 6.0%
Apple, Inc.	123,108	13,295,664

Computers-Memory Devices — 1.4%
Western Digital Corp.	31,740	3,122,264

E-Commerce/Products — 3.2%
Alibaba Group Holding, Ltd. ADR†	17,563	1,731,712
Amazon.com, Inc.†	17,727	5,414,889

		7,146,601

E-Commerce/Services — 2.9%
Netflix, Inc.†	8,830	3,468,159
Priceline Group, Inc.†	2,430	2,931,091

		6,399,250

Electronic Components-Misc. — 1.7%
TE Connectivity, Ltd.	60,100	3,673,913

Electronic Components-Semiconductors — 2.1%
Micron Technology, Inc.†	141,230	4,673,301

Electronic Forms — 1.2%
Adobe Systems, Inc.†	38,170	2,676,480

Engines-Internal Combustion — 1.7%
Cummins, Inc.	25,394	3,712,095

Finance-Credit Card — 3.3%
American Express Co.	24,820	2,232,559
Visa, Inc., Class A	20,710	5,000,015

		7,232,574

Finance-Other Services — 1.8%
Intercontinental Exchange, Inc.	18,661	3,886,900

Internet Content-Entertainment — 3.5%
Facebook, Inc., Class A†	104,370	7,826,706

Investment Management/Advisor Services — 1.8%
Affiliated Managers Group, Inc.†	19,668	3,929,470

Machinery-General Industrial — 1.0%
Wabtec Corp.	25,990	2,242,937

Medical-Biomedical/Gene — 9.5%
Biogen Idec, Inc.†	14,510	4,658,871
Celgene Corp.†	53,600	5,740,024
Gilead Sciences, Inc.†	41,318	4,627,616
Regeneron Pharmaceuticals, Inc.†	9,130	3,594,663
Vertex Pharmaceuticals, Inc.†	21,520	2,424,013

		21,045,187

Medical-Drugs — 5.2%
AbbVie, Inc.	96,960	6,153,082
Bristol-Myers Squibb Co.	44,870	2,610,985
Eli Lilly & Co.	40,810	2,706,927

		11,470,994

Medical-Wholesale Drug Distribution — 2.7%
Cardinal Health, Inc.	22,640	1,776,787
McKesson Corp.	21,010	4,273,644

		6,050,431

Multimedia — 4.1%
Time Warner, Inc.	57,460	4,566,347
Twenty-First Century Fox, Inc., Class A	131,990	4,551,015

		9,117,362

Networking Products — 1.5%
Palo Alto Networks, Inc.†	32,496	3,434,827

Oil & Gas Drilling — 0.7%
Nabors Industries, Ltd.	91,080	1,625,778

Oil Companies-Exploration & Production — 2.6%
Antero Resources Corp.†	41,154	2,158,116
Pioneer Natural Resources Co.	19,180	3,626,171

		5,784,287

Oil-Field Services — 1.9%
Halliburton Co.	75,230	4,148,182

Recreational Vehicles — 1.3%
Polaris Industries, Inc.	19,180	2,893,495

Rental Auto/Equipment — 1.4%
United Rentals, Inc.†	28,220	3,105,893

Retail-Major Department Stores — 2.0%
TJX Cos., Inc.	71,270	4,512,816

Retail-Restaurants — 1.1%
Chipotle Mexican Grill, Inc.†	3,850	2,456,300

Semiconductor Equipment — 1.2%
Applied Materials, Inc.	115,840	2,558,906

Transport-Rail — 1.6%
Canadian Pacific Railway, Ltd.	17,360	3,605,325

Transport-Truck — 0.5%
Old Dominion Freight Line, Inc.†	15,630	1,138,958

Web Portals/ISP — 4.5%
Google, Inc., Class A†	9,010	5,116,509
Google, Inc., Class C†	8,730	4,880,768

		9,997,277

Total Long-Term Investment Securities (cost $189,491,070)		219,336,547

REPURCHASE AGREEMENT — 1.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 10/31/2014, to be repurchased 11/03/2014 in the amount of $3,231,000 collateralized by $3,295,000 of United States Treasury Notes, bearing interest at 0.88% due 08/15/2017 and having an approximate value of $3,299,119 (cost $3,231,000)	$3,231,000	3,231,000

TOTAL INVESTMENTS (cost $192,722,070) (1)	100.4%	222,567,547
Liabilities in excess of other assets	(0.4)	(781,767)

NET ASSETS	100.0%	$221,785,780

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

ADR— American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Computers	$13,295,664	$—	$—	$13,295,664
Medical-Biomedical/Gene	21,045,187	—	—	21,045,187
Medical-Drugs	11,470,994	—	—	11,470,994
Other Industries*	173,524,702	—	—	173,524,702
Repurchase Agreement	—	3,231,000	—	3,231,000

Total	$219,336,547	$3,231,000	$—	$222,567,547

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.3%
Aerospace/Defense — 0.6%
Lockheed Martin Corp.	11,586	$2,207,944

Aerospace/Defense-Equipment — 1.3%
United Technologies Corp.	46,538	4,979,566

Agricultural Operations — 0.8%
Archer-Daniels-Midland Co.	63,956	3,005,932

Airlines — 0.8%
Delta Air Lines, Inc.	79,772	3,209,228

Applications Software — 3.1%
Citrix Systems, Inc.†	73,262	4,705,618
Microsoft Corp.	112,410	5,277,650
PTC, Inc.†	47,928	1,828,453

		11,811,721

Athletic Footwear — 0.8%
NIKE, Inc., Class B	32,024	2,977,271

Auto/Truck Parts & Equipment-Original — 1.0%
TRW Automotive Holdings Corp.†	37,753	3,826,267

Beverages-Non-alcoholic — 1.1%
Coca-Cola Co.	69,793	2,922,931
PepsiCo, Inc.	14,661	1,409,948

		4,332,879

Building-Residential/Commercial — 0.9%
PulteGroup, Inc.	189,256	3,631,823

Cable/Satellite TV — 3.0%
Comcast Corp., Class A	122,497	6,780,209
Time Warner Cable, Inc.	33,682	4,958,327

		11,738,536

Casino Hotels — 0.5%
MGM Resorts International†	80,204	1,864,743

Chemicals-Diversified — 3.3%
Dow Chemical Co.	80,660	3,984,604
LyondellBasell Industries NV, Class A	61,459	5,631,488
PPG Industries, Inc.	15,292	3,114,828

		12,730,920

Coatings/Paint — 0.4%
Sherwin-Williams Co.	6,113	1,403,300

Commercial Services-Finance — 1.4%
FleetCor Technologies, Inc.†	36,622	5,513,808

Computer Aided Design — 1.0%
Aspen Technology, Inc.†	103,168	3,809,994

Computer Services — 2.9%
Accenture PLC, Class A	50,239	4,075,387
Cognizant Technology Solutions Corp., Class A†	97,068	4,741,772
International Business Machines Corp.	14,700	2,416,680

		11,233,839

Computers — 5.3%
Apple, Inc.	189,351	20,449,908

Computers-Memory Devices — 0.6%
Western Digital Corp.	22,470	2,210,374

Containers-Paper/Plastic — 0.5%
Packaging Corp. of America	28,841	2,078,859

Cosmetics & Toiletries — 1.0%
Colgate-Palmolive Co.	56,627	3,787,214

Cruise Lines — 1.2%
Royal Caribbean Cruises, Ltd.	66,774	4,538,629

Data Processing/Management — 0.8%
Fidelity National Information Services, Inc.	51,569	3,011,114

Diversified Manufacturing Operations — 0.6%
Eaton Corp. PLC	34,381	2,351,317

E-Commerce/Products — 0.2%
Amazon.com, Inc.†	2,307	704,696

E-Commerce/Services — 2.8%
Priceline Group, Inc.†	5,041	6,080,505
TripAdvisor, Inc.†	54,149	4,800,850

		10,881,355

Electric-Generation — 0.6%
AES Corp.	162,088	2,280,578

Electronic Components-Semiconductors — 2.7%
Avago Technologies, Ltd.	60,026	5,177,242
Broadcom Corp., Class A	122,969	5,149,942

		10,327,184

Engines-Internal Combustion — 1.3%
Cummins, Inc.	33,214	4,855,223

Enterprise Software/Service — 1.4%
Oracle Corp.	137,577	5,372,382

Entertainment Software — 1.2%
Electronic Arts, Inc.†	115,153	4,717,818

Finance-Credit Card — 2.4%
Discover Financial Services	74,241	4,735,091
Visa, Inc., Class A	19,441	4,693,641

		9,428,732

Food-Meat Products — 1.2%
Tyson Foods, Inc., Class A	116,306	4,692,947

Food-Misc./Diversified — 1.8%
General Mills, Inc.	90,561	4,705,549
Mondelez International, Inc., Class A	63,133	2,226,070

		6,931,619

Food-Retail — 1.0%
Kroger Co.	68,795	3,832,569

Instruments-Scientific — 0.9%
Thermo Fisher Scientific, Inc.	29,861	3,510,758

Insurance-Life/Health — 1.2%
Prudential Financial, Inc.	53,842	4,767,171

Insurance-Multi-line — 0.4%
MetLife, Inc.	28,876	1,566,234

Insurance-Reinsurance — 0.5%
Everest Re Group, Ltd.	12,246	2,089,780

Internet Content-Entertainment — 2.6%
Facebook, Inc., Class A†	132,998	9,973,520

Machine Tools & Related Products — 0.5%
Kennametal, Inc.	51,743	1,997,797

Machinery-General Industrial — 0.7%
Roper Industries, Inc.	17,295	2,737,798

Medical Products — 0.5%
Cooper Cos., Inc.	12,687	2,079,399

Medical-Biomedical/Gene — 6.3%
Alexion Pharmaceuticals, Inc.†	28,951	5,540,063
Biogen Idec, Inc.†	19,827	6,366,053
Celgene Corp.†	41,460	4,439,951
Gilead Sciences, Inc.†	26,919	3,014,928

Illumina, Inc.†	25,694	4,948,151

		24,309,146

Medical-Drugs — 2.7%
Bristol-Myers Squibb Co.	114,192	6,644,833
Endo International PLC†	54,171	3,625,123

		10,269,956

Medical-HMO — 0.8%
Centene Corp.†	14,816	1,372,999
WellPoint, Inc.	13,014	1,648,743

		3,021,742

Medical-Hospitals — 0.5%
HCA Holdings, Inc.†	25,457	1,783,263

Medical-Wholesale Drug Distribution — 1.5%
McKesson Corp.	28,154	5,726,805

Metal Processors & Fabrication — 0.7%
Precision Castparts Corp.	11,451	2,527,236

Oil Companies-Exploration & Production — 2.1%
Cabot Oil & Gas Corp.	103,933	3,232,316
EOG Resources, Inc.	52,434	4,983,852

		8,216,168

Oil Field Machinery & Equipment — 0.8%
Cameron International Corp.†	54,173	3,226,002

Oil Refining & Marketing — 1.5%
Marathon Petroleum Corp.	61,988	5,634,709

Oil-Field Services — 1.0%
Schlumberger, Ltd.	39,325	3,879,804

Real Estate Investment Trusts — 1.9%
American Tower Corp.	43,524	4,243,590
Iron Mountain, Inc.	86,494	3,119,839

		7,363,429

Retail-Apparel/Shoe — 1.2%
Ross Stores, Inc.	59,766	4,824,312

Retail-Auto Parts — 1.2%
AutoZone, Inc.†	8,638	4,781,306

Retail-Bedding — 1.2%
Bed Bath & Beyond, Inc.†	70,977	4,779,591

Retail-Drug Store — 2.0%
CVS Health Corp.	62,495	5,362,696
Rite Aid Corp.†	421,960	2,215,290

		7,577,986

Retail-Regional Department Stores — 1.1%
Macy’s, Inc.	73,329	4,239,883

Retail-Restaurants — 2.6%
McDonald’s Corp.	57,962	5,432,778
Yum! Brands, Inc.	66,451	4,773,176

		10,205,954

Semiconductor Components-Integrated Circuits — 0.9%
QUALCOMM, Inc.	44,713	3,510,418

Telephone-Integrated — 3.0%
Frontier Communications Corp.	264,459	1,729,562
Verizon Communications, Inc.	193,635	9,730,159

		11,459,721

Theaters — 0.5%
Cinemark Holdings, Inc.	54,580	1,927,766

Tobacco — 2.5%
Lorillard, Inc.	75,133	4,620,679
Philip Morris International, Inc.	55,286	4,921,007

		9,541,686

Transport-Rail — 1.1%
Union Pacific Corp.	36,595	4,261,488

Transport-Services — 1.6%
United Parcel Service, Inc., Class B	57,996	6,084,360

Web Portals/ISP — 2.8%
Google, Inc., Class A†	9,542	5,418,615
Google, Inc., Class C†	9,748	5,449,912

		10,868,527

Total Long-Term Investment Securities (cost $354,071,936)		379,474,004

SHORT-TERM INVESTMENT SECURITIES — 0.5%
HSBC Americas, Inc. 0.05% due 11/03/2014 (cost $1,885,995)	$1,886,000	1,885,995

TOTAL INVESTMENTS (cost $355,957,931)(1)	98.8%	381,359,999
Other assets less liabilities	1.2	4,562,941

NET ASSETS	100.0%	$385,922,940

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2014 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Computers	$20,449,908	$—	$—	$20,449,908
Medical-Biomedical/Gene	24,309,146	—	—	24,309,146
Other Industries*	334,714,950	—	—	334,714,950
Short-Term Investment Securities	—	1,885,995	—	1,885,995

Total	$379,474,004	$1,885,995	$—	$381,359,999

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between

Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Real Estate Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 99.1%
Real Estate Investment Trusts — 95.3%
Acadia Realty Trust	77,100	$2,405,520
Alexandria Real Estate Equities, Inc.	201,671	16,738,693
American Campus Communities, Inc.	245,400	9,636,858
American Realty Capital Properties, Inc.	496,900	4,407,503
Ashford Hospitality Prime, Inc.	198,495	3,439,918
AvalonBay Communities, Inc.	52,625	8,201,080
Boston Properties, Inc.	205,442	26,039,774
Cedar Realty Trust, Inc.	510,980	3,515,542
Chatham Lodging Trust	83,700	2,144,394
Corrections Corp. of America	121,525	4,469,690
Cousins Properties, Inc.	106,500	1,385,565
DCT Industrial Trust, Inc.	1,566,200	13,422,334
Digital Realty Trust, Inc.	284,100	19,600,059
Duke Realty Corp.	352,900	6,690,984
Equity LifeStyle Properties, Inc.	88,289	4,334,990
Equity Residential	78,754	5,478,128
Essex Property Trust, Inc.	102,013	20,582,143
Excel Trust, Inc.	175,327	2,279,251
Extra Space Storage, Inc.	219,100	12,742,856
Federal Realty Investment Trust	119,259	15,718,336
FelCor Lodging Trust, Inc.	1,097,872	11,780,167
HCP, Inc.	571,855	25,144,464
Health Care REIT, Inc.	54,914	3,904,935
Host Hotels & Resorts, Inc.	301,087	7,018,338
Kite Realty Group Trust	287,234	7,436,488
LaSalle Hotel Properties	261,004	10,233,967
Lexington Realty Trust	312,828	3,428,595
LTC Properties, Inc.	5,800	243,252
Mid-America Apartment Communities, Inc.	36,861	2,604,598
New York REIT, Inc.	164,300	1,843,446
Piedmont Office Realty Trust, Inc., Class A	543,226	10,565,746
Post Properties, Inc.	184,549	10,323,671
Prologis, Inc.	131,067	5,458,941
Public Storage	77,242	14,238,790
Ramco-Gershenson Properties Trust	55,500	970,140
Realty Income Corp.	276,000	12,704,280
Sabra Health Care REIT, Inc.	57,700	1,648,489
Senior Housing Properties Trust	541,147	12,224,511
Simon Property Group, Inc.	282,769	50,675,032
SL Green Realty Corp.	178,767	20,683,342
Sun Communities, Inc.	73,200	4,243,404
Sunstone Hotel Investors, Inc.	277,600	4,250,056
Taubman Centers, Inc.	163,800	12,456,990
Terreno Realty Corp.	118,750	2,500,875
UDR, Inc.	462,300	13,975,329
Ventas, Inc.	152,145	10,423,454
Vornado Realty Trust	22,700	2,485,196
Washington Prime Group, Inc.	426,734	7,523,320

		454,223,434

Real Estate Management/Services — 1.9%
WP Carey, Inc.	132,281	8,958,069

Real Estate Operations & Development — 1.9%
Forest City Enterprises, Inc., Class A†	441,091	9,214,391

Total Long-Term Investment Securities (cost $418,208,255)		472,395,894

SHORT-TERM INVESTMENT SECURITIES — 2.0%
Time Deposits — 2.0%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 11/03/2014 (cost $9,763,000)	$9,763,000	9,763,000

TOTAL INVESTMENTS (cost $427,971,255)(1)	101.1%	482,158,894
Liabilities in excess of other assets	(1.1)	(5,393,064)

NET ASSETS	100.0%	$476,765,830

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2014 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Real Estate Investment Trusts	$454,223,434	$—	$—	$454,223,434
Other Industries*	18,172,460	—	—	18,172,460
Short-Term Investment Securities:
Time Deposits	—	9,763,000	—	9,763,000

Total	$472,395,894	$9,763,000	$—	$482,158,894

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 91.7%
Aerospace/Defense-Equipment — 1.5%
AAR Corp.	287,500	$7,618,750

Agricultural Operations — 0.7%
GrainCorp., Ltd., Class A(1)	450,000	3,475,491

Airlines — 0.7%
SkyWest, Inc.	297,100	3,422,592

Auto-Truck Trailers — 1.2%
Wabash National Corp.†	577,500	5,948,250

Banks-Commercial — 1.9%
Chemical Financial Corp.	176,500	5,256,170
OFG Bancorp	96,300	1,499,391
Peoples Bancorp, Inc.	38,500	949,025
TrustCo Bank Corp.	236,000	1,722,800

		9,427,386

Batteries/Battery Systems — 1.3%
EnerSys	102,500	6,437,000

Building & Construction Products-Misc. — 1.9%
Drew Industries, Inc.	73,200	3,517,992
Gibraltar Industries, Inc.†	179,100	2,731,275
Simpson Manufacturing Co., Inc.	104,000	3,440,320

		9,689,587

Building Products-Doors & Windows — 1.3%
Apogee Enterprises, Inc.	145,641	6,393,640

Building Products-Wood — 1.6%
Universal Forest Products, Inc.	165,882	8,289,124

Building-Heavy Construction — 2.0%
Granite Construction, Inc.	280,400	10,349,564

Building-Mobile Home/Manufactured Housing — 2.2%
Thor Industries, Inc.	185,400	9,805,806
Winnebago Industries, Inc.†	53,700	1,138,977

		10,944,783

Building-Residential/Commercial — 0.6%
M/I Homes, Inc.†	144,000	3,101,760

Chemicals-Diversified — 1.6%
Axiall Corp.	204,600	8,245,380

Chemicals-Plastics — 1.4%
A. Schulman, Inc.	202,400	7,166,984

Chemicals-Specialty — 8.0%
Cabot Corp.	144,100	6,690,563
H.B. Fuller Co.	239,600	10,056,012
Minerals Technologies, Inc.	92,600	7,103,346
Sensient Technologies Corp.	207,700	12,291,686
Stepan Co.	98,653	4,368,355

		40,509,962

Circuit Boards — 0.1%
Multi-Fineline Electronix, Inc.†	45,779	464,657

Coatings/Paint — 1.3%
RPM International, Inc.	145,000	6,568,500

Consulting Services — 0.4%
Civeo Corp.	187,400	2,284,406

Containers-Metal/Glass — 0.4%
Gerresheimer AG(1)	36,300	2,019,833

Distribution/Wholesale — 0.8%
Ingram Micro, Inc., Class A†	143,900	3,862,276

Diversified Manufacturing Operations — 2.2%
Carlisle Cos., Inc.	67,800	6,026,064
EnPro Industries, Inc.†	76,000	4,904,280

		10,930,344

Electronic Components-Misc. — 1.3%
Gentex Corp.	206,000	6,744,440

Engineering/R&D Services — 1.8%
EMCOR Group, Inc.	203,700	8,989,281

Engines-Internal Combustion — 0.5%
Briggs & Stratton Corp.	126,900	2,564,649

Environmental Monitoring & Detection — 1.3%
MSA Safety, Inc.	114,123	6,558,649

Food-Meat Products — 1.7%
Maple Leaf Foods, Inc.	487,700	8,438,091

Home Furnishings — 2.2%
Hooker Furniture Corp.	70,500	1,077,945
La-Z-Boy, Inc.	450,800	10,305,288

		11,383,233

Instruments-Controls — 0.2%
Watts Water Technologies, Inc., Class A	14,000	848,820

Insurance Brokers — 0.4%
Arthur J. Gallagher & Co.	42,700	2,036,790

Insurance-Life/Health — 2.0%
StanCorp Financial Group, Inc.	142,600	9,919,256

Insurance-Multi-line — 1.1%
Assurant, Inc.	11,900	811,818
Old Republic International Corp.	330,000	4,874,100

		5,685,918

Insurance-Property/Casualty — 1.7%
Hanover Insurance Group, Inc.	97,500	6,526,650
HCC Insurance Holdings, Inc.	41,500	2,165,885

		8,692,535

Insurance-Reinsurance — 2.7%
Aspen Insurance Holdings, Ltd.	118,600	5,174,518
Montpelier Re Holdings, Ltd.	145,000	4,805,300
Validus Holdings, Ltd.	96,958	3,856,989

		13,836,807

Lasers-System/Components — 0.7%
Rofin-Sinar Technologies, Inc.†	148,100	3,315,959

Machine Tools & Related Products — 2.1%
Kennametal, Inc.	130,900	5,054,049
Lincoln Electric Holdings, Inc.	76,600	5,551,968

		10,606,017

Machinery-Construction & Mining — 1.6%
Astec Industries, Inc.	214,500	8,131,695

Machinery-Electrical — 2.7%
Franklin Electric Co., Inc.	106,700	3,984,178
Regal-Beloit Corp.	138,800	9,850,636

		13,834,814

Machinery-Farming — 0.9%
Lindsay Corp.	54,400	4,770,880

Machinery-General Industrial — 0.8%
Applied Industrial Technologies, Inc.	86,100	4,202,541

Medical Products — 2.0%
Hill-Rom Holdings, Inc.	99,200	4,412,416
Teleflex, Inc.	50,000	5,706,000

		10,118,416

Medical Sterilization Products — 2.0%
STERIS Corp.	162,200	10,023,960

Metal Processors & Fabrication — 1.6%
Mueller Industries, Inc.	248,400	8,063,064

Miscellaneous Manufacturing — 1.8%
AptarGroup, Inc.	16,600	1,033,184
Hillenbrand, Inc.	248,718	8,279,822

		9,313,006

Oil & Gas Drilling — 1.2%
Atwood Oceanics, Inc.†	59,000	2,398,350
Rowan Cos. plc, Class A	141,400	3,431,778

		5,830,128

Oil Companies-Exploration & Production — 2.3%
Energen Corp.	50,000	3,385,000
Unit Corp.†	170,700	8,265,294

		11,650,294

Oil-Field Services — 5.0%
Bristow Group, Inc.	139,000	10,272,100
Helix Energy Solutions Group, Inc.†	284,100	7,568,424
Hunting PLC(1)	130,089	1,532,437
Oil States International, Inc.†	102,300	6,111,402

		25,484,363

Power Converter/Supply Equipment — 0.5%
Powell Industries, Inc.	55,800	2,540,574

Recreational Vehicles — 1.0%
Brunswick Corp.	110,000	5,148,000

Rental Auto/Equipment — 1.0%
McGrath RentCorp.	137,610	5,026,893

Retail-Apparel/Shoe — 5.6%
Brown Shoe Co., Inc.	278,200	7,397,338
Cato Corp., Class A	125,100	4,462,317
Genesco, Inc.†	113,300	8,688,977
Men’s Wearhouse, Inc.	164,700	7,745,841

		28,294,473

Retail-Auto Parts — 0.5%
Pep Boys-Manny Moe & Jack†	268,000	2,554,040

Retail-Automobile — 2.2%
Group 1 Automotive, Inc.	129,300	11,046,099

Retail-Computer Equipment — 0.1%
GameStop Corp., Class A	6,800	290,768

Retail-Leisure Products — 0.3%
West Marine, Inc.†	137,500	1,353,000

Savings & Loans/Thrifts — 0.1%
EverBank Financial Corp.	26,700	511,305

Semiconductor Equipment — 0.3%
Cohu, Inc.	161,000	1,642,200

Steel-Producers — 3.9%
Carpenter Technology Corp.	171,000	8,558,550
Reliance Steel & Aluminum Co.	74,720	5,042,106
Steel Dynamics, Inc.	260,000	5,982,600

		19,583,256

Transport-Marine — 0.8%
Tidewater, Inc.	105,000	3,871,350

Transport-Rail — 0.7%
Genesee & Wyoming, Inc., Class A†	37,800	3,636,360

Total Long-Term Investment Securities (cost $356,135,732)		463,692,193

SHORT-TERM INVESTMENT SECURITIES — 8.6%
Time Deposits — 0.1%
Euro Time Deposit with State Street Bank and Trust Co.
0.01% due 11/03/2014	$145,000	145,000

U.S. Government Agencies — 8.5%
Federal Home Loan Bank Disc. Notes zero coupon due 11/03/2014	43,100,000	43,100,000

Total Short-Term Investment Securities (cost $43,245,000)		43,245,000

TOTAL INVESTMENTS (cost $399,380,732)(2)	100.3%	506,937,193
Liabilities in excess of other assets	(0.3)	(1,300,793)

NET ASSETS	100.0%	$505,636,400

†	Non-income producing security
(1)	Security was valued using fair value procedures at October 31, 2014. The aggregate value of these securities was $7,027,761 representing 1.4% of net assets. Securities are classified as Level 2 based on the security valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Agricultural Operations	$—	$3,475,491	$—	$3,475,491
Chemicals-Specialty	40,509,962	—	—	40,509,962
Containers-Metal/Glass	—	2,019,833	—	2,019,833
Oil-Field Services	23,951,926	1,532,437	—	25,484,363
Retail-Apparel/Shoe	28,294,473	—	—	28,294,473
Other Industries*	363,908,071	—	—	363,908,071
Short-Term Investment Securities:
Time Deposits	—	145,000	—	145,000
U.S. Government Agencies	—	43,100,000	—	43,100,000

Total	$456,664,432	$50,272,761	$—	$506,937,193

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 97.0%
Advertising Agencies — 2.1%
Alliance Data Systems Corp.†	$24,900	$7,055,415

Airlines — 1.4%
Delta Air Lines, Inc.	121,800	4,900,014

Apparel Manufacturers — 2.9%
Michael Kors Holdings, Ltd.†	84,200	6,617,278
Ralph Lauren Corp.	21,000	3,461,640

		10,078,918

Applications Software — 3.1%
Dealertrack Technologies, Inc.†	76,600	3,604,030
NetSuite, Inc.†	14,000	1,521,240
ServiceNow, Inc.†	44,600	3,029,678
Tableau Software, Inc., Class A†	27,700	2,287,743

		10,442,691

Auto-Cars/Light Trucks — 1.6%
Tesla Motors, Inc.†	23,100	5,583,270

Auto/Truck Parts & Equipment-Original — 1.2%
BorgWarner, Inc.	72,300	4,122,546

Banks-Commercial — 2.0%
East West Bancorp, Inc.	89,200	3,278,992
Signature Bank†	30,800	3,730,804

		7,009,796

Beverages-Non-alcoholic — 1.2%
Monster Beverage Corp.†	41,600	4,196,608

Building & Construction Products-Misc. — 1.4%
Fortune Brands Home & Security, Inc.	110,500	4,779,125

Building Products-Cement — 1.1%
Eagle Materials, Inc.	41,500	3,628,345

Building-Residential/Commercial — 0.7%
Toll Brothers, Inc.†	77,200	2,466,540

Coatings/Paint — 1.8%
Sherwin-Williams Co.	26,500	6,083,340

Commercial Services — 1.0%
CoStar Group, Inc.†	21,700	3,495,653

Commercial Services-Finance — 1.4%
Moody’s Corp.	47,400	4,703,502

Computer Aided Design — 1.3%
Autodesk, Inc.†	78,400	4,511,136

Computers-Integrated Systems — 1.3%
VeriFone Systems, Inc.†	117,000	4,359,420

Computers-Memory Devices — 1.0%
SanDisk Corp.	35,600	3,351,384

Consulting Services — 0.9%
Gartner, Inc.†	36,100	2,913,631

Cruise Lines — 0.8%
Norwegian Cruise Line Holdings, Ltd.†	68,341	2,665,299

Distribution/Wholesale — 2.3%
HD Supply Holdings, Inc.†	177,100	5,107,564
Watsco, Inc.	25,800	2,621,796

		7,729,360

Diversified Manufacturing Operations — 2.1%
A.O. Smith Corp.	51,600	2,752,860
Carlisle Cos., Inc.	49,900	4,435,112

		7,187,972

E-Commerce/Services — 2.1%
Netflix, Inc.†	13,350	5,243,479
TripAdvisor, Inc.†	21,000	1,861,860

		7,105,339

Electric Products-Misc. — 0.4%
Mobileye NV†	23,400	1,217,034

Electronic Components-Semiconductors — 1.6%
Avago Technologies, Ltd.	64,100	5,528,625

Electronic Connectors — 1.6%
Amphenol Corp., Class A	105,400	5,331,132

Electronic Measurement Instruments — 1.1%
Agilent Technologies, Inc.	70,600	3,902,768

Enterprise Software/Service — 2.1%
Guidewire Software, Inc.†	55,000	2,746,700
Veeva Systems, Inc., Class A†	58,800	1,751,064
Workday, Inc., Class A†	28,900	2,759,372

		7,257,136

Entertainment Software — 1.4%
Electronic Arts, Inc.†	115,800	4,744,326

Filtration/Separation Products — 1.5%
Pall Corp.	56,800	5,192,656

Finance-Investment Banker/Broker — 2.4%
Lazard, Ltd., Class A	82,800	4,074,588
TD Ameritrade Holding Corp.	127,400	4,298,476

		8,373,064

Food-Retail — 0.9%
Sprouts Farmers Market, Inc.†	101,000	2,940,110

Hazardous Waste Disposal — 1.1%
Stericycle, Inc.†	30,960	3,900,960

Hotel/Motels — 1.0%
Hilton Worldwide Holdings, Inc.†	139,000	3,508,360

Internet Content-Entertainment — 1.5%
Pandora Media, Inc.†	84,700	1,633,016
Twitter, Inc.†	80,300	3,330,041

		4,963,057

Investment Management/Advisor Services — 1.9%
Affiliated Managers Group, Inc.†	33,300	6,653,007

Lighting Products & Systems — 2.5%
Acuity Brands, Inc.	60,900	8,491,287

Machinery-General Industrial — 0.9%
Middleby Corp.†	36,500	3,230,250

Machinery-Pumps — 1.1%
Flowserve Corp.	56,100	3,814,239

Medical Instruments — 0.6%
Bruker Corp.†	97,300	2,017,029

Medical Products — 1.0%
Sirona Dental Systems, Inc.†	43,800	3,440,490

Medical-Biomedical/Gene — 4.3%
Alexion Pharmaceuticals, Inc.†	13,600	2,602,496
Illumina, Inc.†	39,220	7,552,988

Vertex Pharmaceuticals, Inc.†	38,900	4,381,696

		14,537,180

Medical-Drugs — 2.0%
Jazz Pharmaceuticals PLC†	16,346	2,759,859
Valeant Pharmaceuticals International, Inc.†	31,300	4,164,152

		6,924,011

Medical-Generic Drugs — 0.5%
Perrigo Co. PLC	10,900	1,759,805

Medical-HMO — 1.3%
Humana, Inc.	32,520	4,515,402

Medical-Hospitals — 0.3%
Acadia Healthcare Co., Inc.†	19,100	1,185,155

Medical-Outpatient/Home Medical — 0.7%
Premier, Inc., Class A†	70,700	2,359,966

Motorcycle/Motor Scooter — 1.2%
Harley-Davidson, Inc.	60,600	3,981,420

Networking Products — 0.9%
Palo Alto Networks, Inc.†	29,700	3,139,290

Oil Companies-Exploration & Production — 3.1%
Antero Resources Corp.†	38,800	2,034,672
Concho Resources, Inc.†	36,100	3,935,983
Laredo Petroleum, Inc.†	116,400	2,206,944
Range Resources Corp.	37,600	2,571,840

		10,749,439

Oil Field Machinery & Equipment — 0.7%
Dril-Quip, Inc.†	27,200	2,446,640

Patient Monitoring Equipment — 0.7%
Insulet Corp.†	53,400	2,305,278

Physicians Practice Management — 1.0%
Envision Healthcare Holdings, Inc.†	98,500	3,442,575

Pipelines — 1.1%
Plains All American Pipeline LP	65,900	3,713,465

Private Equity — 0.7%
Blackstone Group LP	76,500	2,304,180

Real Estate Management/Services — 2.0%
CBRE Group, Inc., Class A†	212,400	6,796,800

Retail-Apparel/Shoe — 1.3%
Lululemon Athletica, Inc.†	39,700	1,653,505
Urban Outfitters, Inc.†	87,600	2,659,536

		4,313,041

Retail-Auto Parts — 1.2%
Advance Auto Parts, Inc.	27,500	4,041,400

Retail-Computer Equipment — 1.0%
GameStop Corp., Class A	78,000	3,335,280

Retail-Discount — 0.8%
Big Lots, Inc.	58,300	2,661,395

Retail-Mail Order — 0.7%
Williams-Sonoma, Inc.	37,200	2,419,116

Retail-Perfume & Cosmetics — 1.4%
Ulta Salon Cosmetics & Fragrance, Inc.†	39,700	4,796,157

Retail-Restaurants — 1.9%
Chipotle Mexican Grill, Inc.†	5,100	3,253,800
Panera Bread Co., Class A†	20,600	3,329,784

		6,583,584

Retirement/Aged Care — 1.0%
Brookdale Senior Living, Inc.†	96,900	3,266,499

Semiconductor Components-Integrated Circuits — 1.3%
NXP Semiconductor NV†	63,500	4,359,910

Semiconductor Equipment — 2.4%
Applied Materials, Inc.	196,600	4,342,894
Lam Research Corp.	51,800	4,033,148

		8,376,042

Telecom Equipment-Fiber Optics — 0.6%
Ciena Corp.†	126,400	2,118,464

Textile-Home Furnishings — 1.0%
Mohawk Industries, Inc.†	24,800	3,522,592

Transport-Marine — 1.2%
Kirby Corp.†	37,400	4,135,692

Transport-Rail — 0.9%
Canadian Pacific Railway, Ltd.	14,900	3,094,432

Wireless Equipment — 0.5%
Aruba Networks, Inc.†	77,100	1,663,818

Total Long-Term Investment Securities (cost $261,798,910)		331,722,862

REPURCHASE AGREEMENT — 3.2%
Agreement with State Street Bank & Trust Co. bearing interest at 0.00% dated 10/31/2014 to be repurchased 11/03/2014 in the amount of $10,910,000 and collateralized by $11,875,000 by Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having approximate value of $11,128,419 (cost $10,910,000)	$10,910,000	10,910,000

TOTAL INVESTMENTS (cost $272,708,910)(1)	100.2%	342,632,862
Liabilities in excess of other assets	(0.2)	(747,140)

NET ASSETS	100.0%	$341,885,722

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks	$331,722,862	$—	$—	$331,722,862
Repurchase Agreement	—	10,910,000	—	10,910,000

Total	$331,722,862	$10,910,000	$—	$342,632,862

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 96.7%
Airlines — 1.8%
Spirit Airlines, Inc.†	33,070	$2,417,748

Apparel Manufacturers — 2.3%
Carter’s, Inc.	22,360	1,746,987
Under Armour, Inc., Class A†	22,140	1,451,941

		3,198,928

Applications Software — 3.2%
ServiceNow, Inc.†	32,675	2,219,612
Tableau Software, Inc., Class A†	26,042	2,150,809

		4,370,421

Auto/Truck Parts & Equipment-Original — 1.3%
Gentherm, Inc.†	40,906	1,705,780

Banks-Commercial — 1.4%
Texas Capital Bancshares, Inc.†	30,325	1,854,374

Beverages-Wine/Spirits — 2.0%
Constellation Brands, Inc., Class A†	29,500	2,700,430

Building-Heavy Construction — 2.3%
SBA Communications Corp., Class A†	28,139	3,160,854

Chemicals-Specialty — 1.5%
W.R. Grace & Co.†	22,220	2,102,012

Commercial Services — 3.0%
CoStar Group, Inc.†	14,216	2,290,056
Quanta Services, Inc.†	54,480	1,856,678

		4,146,734

Commercial Services-Finance — 4.2%
Euronet Worldwide, Inc.†	28,971	1,554,874
SEI Investments Co.	53,200	2,056,712
Vantiv, Inc., Class A†	68,069	2,104,693

		5,716,279

Computer Services — 3.2%
FleetMatics Group PLC†	42,090	1,563,223
IHS, Inc., Class A†	21,476	2,814,000

		4,377,223

Computer Software — 1.2%
Cornerstone OnDemand, Inc.†	44,760	1,623,445

Computers-Memory Devices — 1.1%
Nimble Storage, Inc.†	53,650	1,467,864

Computers-Other — 1.1%
Stratasys, Ltd.†	12,755	1,535,192

Consulting Services — 1.0%
Towers Watson & Co., Class A	12,467	1,374,985

Diagnostic Equipment — 1.5%
Cepheid†	38,947	2,064,580

Diagnostic Kits — 1.4%
IDEXX Laboratories, Inc.†	13,220	1,872,877

Distribution/Wholesale — 2.0%
LKQ Corp.†	93,246	2,664,038

Diversified Manufacturing Operations — 1.7%
Carlisle Cos., Inc.	25,290	2,247,775

E-Commerce/Products — 0.9%
Vipshop Holdings, Ltd. ADR†	5,260	1,206,065

Enterprise Software/Service — 1.5%
Guidewire Software, Inc.†	40,770	2,036,054

Finance-Investment Banker/Broker — 1.0%
Raymond James Financial, Inc.	24,880	1,396,514

Hotel/Motels — 0.8%
Extended Stay America, Inc.	47,340	1,091,660

Industrial Automated/Robotic — 1.3%
Cognex Corp.†	45,830	1,813,035

Instruments-Controls — 1.3%
Sensata Technologies Holding NV†	35,437	1,729,680

Instruments-Scientific — 1.2%
FEI Co.	19,050	1,605,534

Insurance Brokers — 0.3%
eHealth, Inc.†	16,287	406,361

Internet Content-Entertainment — 1.4%
Shutterstock, Inc.†	24,455	1,901,621

Internet Content-Information/News — 1.1%
Yelp, Inc.†	24,680	1,480,800

Internet Incubators — 0.9%
HomeAway, Inc.†	34,840	1,215,916

Investment Management/Advisor Services — 1.4%
Affiliated Managers Group, Inc.†	9,290	1,856,049

Lighting Products & Systems — 1.5%
Acuity Brands, Inc.	14,860	2,071,930

Machinery-General Industrial — 2.1%
Wabtec Corp.	33,060	2,853,078

Machinery-Pumps — 1.1%
Graco, Inc.	19,062	1,496,367

Medical Information Systems — 1.1%
athenahealth, Inc.†	12,230	1,498,175

Medical Instruments — 0.9%
DexCom, Inc.†	26,500	1,191,175

Medical Products — 3.0%
Cooper Cos., Inc.	14,790	2,424,081
Wright Medical Group, Inc.†	54,601	1,726,484

		4,150,565

Medical-Biomedical/Gene — 4.5%
Alnylam Pharmaceuticals, Inc.†	16,420	1,522,791
BioMarin Pharmaceutical, Inc.†	18,380	1,516,350
Novavax, Inc.†	159,121	891,077
NPS Pharmaceuticals, Inc.†	21,464	588,114
Puma Biotechnology, Inc.†	6,330	1,586,298

		6,104,630

Medical-Drugs — 4.3%
Alkermes PLC†	37,550	1,898,153
Jazz Pharmaceuticals PLC†	13,560	2,289,470
Salix Pharmaceuticals, Ltd.†	11,180	1,608,243

		5,795,866

Networking Products — 0.2%
Palo Alto Networks, Inc.†	3,087	326,296

Oil & Gas Drilling — 0.7%
Nabors Industries, Ltd.	56,840	1,014,594

Oil Companies-Exploration & Production — 2.2%
Diamondback Energy, Inc.†	20,980	1,435,871
Rice Energy, Inc.†	27,890	737,133
Sanchez Energy Corp.†	46,398	792,014

		2,965,018

Oil Refining & Marketing — 0.9%
Delek US Holdings, Inc.	36,240	1,228,174

Physicians Practice Management — 1.4%
Envision Healthcare Holdings, Inc.†	55,042	1,923,718

Real Estate Investment Trusts — 1.1%
CBS Outdoor Americas, Inc.	50,021	1,522,139

Recreational Vehicles — 1.6%
Polaris Industries, Inc.	14,760	2,226,694

Rental Auto/Equipment — 1.3%
United Rentals, Inc.†	15,510	1,707,031

Retail-Apparel/Shoe — 0.8%
Kate Spade & Co.†	38,530	1,045,319

Retail-Auto Parts — 1.3%
Advance Auto Parts, Inc.	11,875	1,745,150

Retail-Automobile — 1.1%
Lithia Motors, Inc., Class A	18,430	1,430,537

Retail-Home Furnishings — 1.1%
Restoration Hardware Holdings, Inc.†	18,491	1,485,197

Retail-Restaurants — 2.5%
Domino’s Pizza, Inc.	24,040	2,134,512
Krispy Kreme Doughnuts, Inc.†	67,450	1,276,154

		3,410,666

Rubber/Plastic Products — 1.0%
Proto Labs, Inc.†	21,060	1,376,692

Satellite Telecom — 1.0%
DigitalGlobe, Inc.†	48,904	1,398,165

Schools — 1.1%
Bright Horizons Family Solutions, Inc.†	34,690	1,545,786

Semiconductor Equipment — 0.7%
Veeco Instruments, Inc.†	28,340	1,019,957

Telecommunication Equipment — 0.2%
Zayo Group Holdings, Inc.†	12,015	281,271

Theaters — 1.5%
Cinemark Holdings, Inc.	58,040	2,049,973

Therapeutics — 0.4%
GW Pharmaceuticals PLC ADR†	6,650	490,437

Tools-Hand Held — 1.3%
Snap-on, Inc.	13,780	1,820,889

Transport-Truck — 3.3%
Old Dominion Freight Line, Inc.†	38,640	2,815,697
Swift Transportation Co.†	69,164	1,708,351

		4,524,048

Veterinary Diagnostics — 1.2%
VCA, Inc.†	36,630	1,669,229

Total Long-Term Investment Securities (cost $107,675,064)		131,709,594

REPURCHASE AGREEMENT — 3.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00% dated 10/31/2014, to be repurchased 11/03/2014 in the amount $5,273,000 collateralized by $5,375,000 of United States Treasury Notes, bearing interest at 0.88% due 08/15/2017 and having an approximate value of $5,381,719 (cost $5,273,000)	$5,273,000	5,273,000

TOTAL INVESTMENTS (cost $112,948,064) (1)	100.6%	136,982,594
Liabilities in excess of other assets	(0.6)	(856,628)

NET ASSETS	100.0%	$136,125,966

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR—	American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks	$131,709,594	$—	$—	$131,709,594
Repurchase Agreement	—	5,273,000	—	5,273,000

Total	$131,709,594	$5,273,000	$—	$136,982,594

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 96.9%
Apparel Manufacturers — 0.8%
G-III Apparel Group, Ltd.†	30,174	$2,394,307

Applications Software — 2.2%
Dealertrack Technologies, Inc.†	54,378	2,558,485
PTC, Inc.†	109,912	4,193,143

		6,751,628

Athletic Equipment — 0.8%
Jarden Corp.†	38,028	2,475,243

Audio/Video Products — 1.3%
Harman International Industries, Inc.	35,669	3,828,710

Auto/Truck Parts & Equipment-Original — 2.1%
Gentherm, Inc.†	81,959	3,417,690
Tenneco, Inc.†	57,814	3,027,141

		6,444,831

Banks-Commercial — 3.2%
East West Bancorp, Inc.	84,136	3,092,839
Signature Bank†	22,751	2,755,829
SVB Financial Group†	33,311	3,730,499

		9,579,167

Broadcast Services/Program — 0.7%
Nexstar Broadcasting Group, Inc., Class A	44,237	1,995,973

Building & Construction Products-Misc. — 1.5%
Owens Corning	70,808	2,270,105
Trex Co., Inc.†	55,557	2,388,951

		4,659,056

Building & Construction-Misc. — 1.1%
Dycom Industries, Inc.†	105,346	3,306,811

Building Products-Air & Heating — 1.3%
Lennox International, Inc.	43,685	3,884,470

Building-Heavy Construction — 1.0%
MasTec, Inc.†	101,490	2,906,674

Building-Residential/Commercial — 0.6%
Taylor Morrison Home Corp., Class A†	111,005	1,913,726

Chemicals-Plastics — 0.9%
PolyOne Corp.	75,036	2,777,082

Chemicals-Specialty — 1.2%
Cytec Industries, Inc.	50,918	2,374,306
Methanex Corp.	22,573	1,339,482

		3,713,788

Commercial Services — 0.8%
CoStar Group, Inc.†	14,756	2,377,044

Commercial Services-Finance — 2.2%
Euronet Worldwide, Inc.†	63,961	3,432,787
WEX, Inc.†	29,379	3,336,279

		6,769,066

Computer Aided Design — 0.3%
Aspen Technology, Inc.†	25,739	950,541

Computer Services — 1.6%
Barracuda Networks, Inc.†	71,597	2,301,844
Manhattan Associates, Inc.†	61,031	2,447,953

		4,749,797

Computer Software — 0.6%
InterXion Holding NV†	62,247	1,701,833

Computers-Integrated Systems — 0.8%
Jack Henry & Associates, Inc.	40,100	2,398,782

Consulting Services — 0.6%
Corporate Executive Board Co.	23,401	1,724,654

Dental Supplies & Equipment — 0.8%
Align Technology, Inc.†	48,063	2,529,075

Distribution/Wholesale — 0.8%
WESCO International, Inc.†	30,810	2,539,052

Diversified Manufacturing Operations — 3.9%
A.O. Smith Corp.	73,374	3,914,503
Carlisle Cos., Inc.	33,779	3,002,278
EnPro Industries, Inc.†	43,081	2,780,017
ITT Corp.	48,974	2,206,768

		11,903,566

E-Marketing/Info — 1.1%
Marketo, Inc.†	104,270	3,364,793

Electronic Components-Semiconductors — 2.9%
Cavium, Inc.†	69,509	3,566,507
IPG Photonics Corp.†	30,996	2,275,416
Silicon Laboratories, Inc.†	60,958	2,779,075

		8,620,998

Electronic Design Automation — 1.4%
Cadence Design Systems, Inc.†	235,273	4,223,150

Electronic Security Devices — 1.4%
Taser International, Inc.†	218,423	4,115,089

Engineering/R&D Services — 1.1%
Foster Wheeler AG	104,534	3,243,690

Enterprise Software/Service — 2.3%
Guidewire Software, Inc.†	87,782	4,383,833
Qlik Technologies, Inc.†	34,589	980,598
Ultimate Software Group, Inc.†	10,258	1,543,932

		6,908,363

Finance-Investment Banker/Broker — 1.8%
Evercore Partners, Inc., Class A	63,449	3,284,755
Stifel Financial Corp.†	46,678	2,217,672

		5,502,427

Food-Canned — 0.7%
TreeHouse Foods, Inc.†	24,585	2,093,904

Food-Dairy Products — 0.7%
WhiteWave Foods Co., Class A†	60,776	2,262,691

Food-Misc./Diversified — 0.6%
Hain Celestial Group, Inc.†	17,900	1,937,675

Footwear & Related Apparel — 0.5%
Steven Madden, Ltd.†	44,529	1,395,984

Hazardous Waste Disposal — 0.6%
Clean Harbors, Inc.†	37,385	1,855,418

Home Furnishings — 0.5%
La-Z-Boy, Inc.	68,414	1,563,944

Human Resources — 2.7%
Team Health Holdings, Inc.†	81,459	5,094,446
TrueBlue, Inc.†	126,781	3,134,026

		8,228,472

Industrial Automated/Robotic — 1.1%
Cognex Corp.†	86,155	3,408,292

Instruments-Controls — 1.0%
Woodward, Inc.	57,326	2,935,664

Instruments-Scientific — 1.1%
Fluidigm Corp.†	116,334	3,373,686

Internet Application Software — 0.5%
Yodlee, Inc.†	108,947	1,506,737

Investment Management/Advisor Services — 1.0%
Affiliated Managers Group, Inc.†	15,452	3,087,155

Machinery-General Industrial — 0.9%
Manitowoc Co., Inc.	127,347	2,653,912

Medical Instruments — 3.3%
Bio-Techne Corp.	33,552	3,054,910
Bruker Corp.†	113,818	2,359,447
DexCom, Inc.†	65,201	2,930,785
Thoratec Corp.†	53,997	1,467,638

		9,812,780

Medical Products — 1.9%
Globus Medical, Inc., Class A†	104,799	2,323,394
Wright Medical Group, Inc.†	107,105	3,386,660

		5,710,054

Medical-Biomedical/Gene — 4.5%
Cubist Pharmaceuticals, Inc.†	53,893	3,895,925
Intercept Pharmaceuticals, Inc.†	4,330	1,118,829
Medivation, Inc.†	35,744	3,778,141
NPS Pharmaceuticals, Inc.†	84,732	2,321,657
Synageva BioPharma Corp.†	33,771	2,557,815

		13,672,367

Medical-Drugs — 2.0%
Clovis Oncology, Inc.†	40,908	2,440,571
Pacira Pharmaceuticals, Inc.†	37,803	3,508,875

		5,949,446

Medical-Generic Drugs — 1.3%
Impax Laboratories, Inc.†	132,411	3,835,947

Medical-Hospitals — 2.9%
Acadia Healthcare Co., Inc.†	78,627	4,878,806
Tenet Healthcare Corp.†	69,627	3,902,593

		8,781,399

Medical-Wholesale Drug Distribution — 0.7%
VWR Corp.†	98,022	2,187,851

Motion Pictures & Services — 1.0%
Lions Gate Entertainment Corp.	89,109	2,952,181

Office Furnishings-Original — 0.9%
Steelcase, Inc., Class A	155,278	2,751,526

Oil Companies-Exploration & Production — 2.5%
Diamondback Energy, Inc.†	45,196	3,093,215
PDC Energy, Inc.†	51,446	2,249,219
RSP Permian, Inc.†	83,945	2,054,134

		7,396,568

Oil Field Machinery & Equipment — 0.6%
Dril-Quip, Inc.†	20,262	1,822,567

Oil-Field Services — 0.8%
Superior Energy Services, Inc.	90,075	2,265,386

Patient Monitoring Equipment — 0.9%
Insulet Corp.†	60,762	2,623,096

Real Estate Operations & Development — 1.1%
Capital Senior Living Corp.†	150,352	3,382,920

Recreational Vehicles — 1.5%
Brunswick Corp.	97,124	4,545,403

Research & Development — 1.1%
PAREXEL International Corp.†	63,307	3,438,203

Retail-Apparel/Shoe — 0.9%
Burlington Stores, Inc.†	64,787	2,717,167

Retail-Bedding — 0.5%
Mattress Firm Holding Corp.†	23,190	1,465,376

Retail-Discount — 1.0%
Tuesday Morning Corp.†	147,152	3,000,429

Retail-Gardening Products — 0.6%
Tractor Supply Co.	24,395	1,786,202

Retail-Restaurants — 2.7%
Fiesta Restaurant Group, Inc.†	46,271	2,551,846
Jack in the Box, Inc.	42,231	3,000,090
Texas Roadhouse, Inc.	87,478	2,525,490

		8,077,426

Semiconductor Components-Integrated Circuits — 3.0%
Atmel Corp.†	410,786	3,048,032
Integrated Device Technology, Inc.†	241,933	3,970,121
Power Integrations, Inc.	40,300	2,029,508

		9,047,661

Steel-Producers — 0.8%
Commercial Metals Co.	146,587	2,534,489

Telecommunication Equipment — 0.8%
ARRIS Group, Inc.†	76,228	2,288,365

Theaters — 1.2%
Cinemark Holdings, Inc.	100,185	3,538,534

Transport-Marine — 0.7%
Kirby Corp.†	17,887	1,977,944

Transport-Truck — 0.4%
ArcBest Corp.	34,529	1,336,272

Veterinary Diagnostics — 0.9%
VCA, Inc.†	62,369	2,842,155

Web Hosting/Design — 0.6%
Wix.com, Ltd.†	105,893	1,799,122

Wire & Cable Products — 0.8%
Belden, Inc.	33,101	2,356,460

Total Long-Term Investment Securities (cost $249,658,247)		292,452,216

SHORT-TERM INVESTMENT SECURITIES — 2.7%
Time Deposits — 2.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 11/03/2014 (cost $8,091,000)	$8,091,000	8,091,000

TOTAL INVESTMENTS (cost $257,749,247)(1)	99.6%	300,543,216
Other assets less liabilities	0.4	1,318,547

NET ASSETS	100.0%	$301,861,763

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2014 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks	$292,452,216	$—	$—	$292,452,216
Short-Term Investment Securities:
Time Deposits	—	8,091,000	—	8,091,000

Total	$292,452,216	$8,091,000	$—	$300,543,216

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Marsico Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 90.4%
Aerospace/Defense — 2.6%
General Dynamics Corp.	59,993	$8,384,622

Agricultural Chemicals — 3.7%
Monsanto Co.	106,694	12,274,078

Athletic Footwear — 3.5%
NIKE, Inc., Class B	122,647	11,402,491

Auto-Cars/Light Trucks — 2.3%
Tesla Motors, Inc.†	31,029	7,499,709

Cable/Satellite TV — 3.7%
Comcast Corp., Class A	221,962	12,285,597

Casino Hotels — 3.2%
Wynn Resorts, Ltd.	54,877	10,427,179

Coatings/Paint — 3.6%
Sherwin-Williams Co.	51,471	11,815,683

Computers — 4.3%
Apple, Inc.	130,499	14,093,892

E-Commerce/Products — 4.5%
Alibaba Group Holding, Ltd. ADR†	151,179	14,906,249

Finance-Credit Card — 5.8%
American Express Co.	61,433	5,525,898
Visa, Inc., Class A	56,239	13,577,782

		19,103,680

Finance-Investment Banker/Broker — 2.5%
Charles Schwab Corp.	291,544	8,358,566

Hotel/Motels — 2.7%
Starwood Hotels & Resorts Worldwide, Inc.	115,084	8,822,339

Internet Content-Entertainment — 5.7%
Facebook, Inc., Class A†	247,932	18,592,421

Internet Content-Information/News — 0.5%
LinkedIn Corp., Class A†	7,134	1,633,401

Medical-Biomedical/Gene — 15.5%
Biogen Idec, Inc.†	47,494	15,249,374
Celgene Corp.†	69,238	7,414,697
Gilead Sciences, Inc.†	251,572	28,176,064

		50,840,135

Medical-Drugs — 2.2%
Pacira Pharmaceuticals, Inc.†	78,744	7,309,018

Medical-Hospitals — 3.6%
HCA Holdings, Inc.†	170,800	11,964,540

Multimedia — 3.6%
Walt Disney Co.	130,661	11,939,802

Oil-Field Services — 3.8%
Halliburton Co.	46,227	2,548,957
Schlumberger, Ltd.	101,665	10,030,269

		12,579,226

Retail-Restaurants — 2.5%
Starbucks Corp.	109,304	8,259,010

Semiconductor Equipment — 2.6%
ASML Holding NV	86,119	8,584,342

Transport-Rail — 5.2%
Canadian Pacific Railway, Ltd.	82,606	17,155,614

Web Portals/ISP — 2.8%
Google, Inc., Class A†	16,454	9,343,733

Total Long-Term Investment Securities (cost $227,713,487)		297,575,327

REPURCHASE AGREEMENT — 8.8%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 10/31/2014, to be repurchased 11/03/2014 in the amount of $28,860,000 and collateralized by $31,415,000 of Federal Home Loan Mtg Corp. Bonds, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $29,439,939. (cost $28,860,000)	$28,860,000	28,860,000

TOTAL INVESTMENTS (cost $256,573,487)(1)	99.2%	326,435,327
Other assets less liabilities	0.8	2,496,783

NET ASSETS	100.0%	$328,932,110

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Finance-Credit Card	$19,103,680	$—	$—	$19,103,680
Internet Content-Entertainment	18,592,421	—	—	18,592,421
Medical-Biomedical/Gene	50,840,135	—	—	50,840,135
Transport-Rail	17,155,614	—	—	17,155,614
Other Industries*	191,883,477	—	—	191,883,477
Repurchase Agreement	—	28,860,000	—	28,860,000

Total	$297,575,327	$28,860,000	$—	$326,435,327

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Technology Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 96.2%
Applications Software — 11.6%
Check Point Software Technologies, Ltd.†	25,329	$1,880,678
King Digital Entertainment plc†	28,264	322,210
Microsoft Corp.	19,200	901,440
Nuance Communications, Inc.†	31,460	485,428
PTC, Inc.†	2,558	97,588
Red Hat, Inc.†	5,900	347,628
salesforce.com, inc.†	7,983	510,832
Verint Systems, Inc.†	13,043	749,842

		5,295,646

Cable/Satellite TV — 1.2%
DIRECTV†	6,500	564,135

Cellular Telecom — 0.0%
Comverse, Inc.†	2	44

Commercial Services-Finance — 0.6%
Vantiv, Inc., Class A†	9,000	278,280

Communications Software — 1.5%
Audience, Inc.†	46,933	175,060
SolarWinds, Inc.†	10,500	499,275

		674,335

Computer Services — 0.6%
Computer Sciences Corp.	4,800	289,920

Computer Software — 1.4%
AVG Technologies NV†	29,438	527,529
Cornerstone OnDemand, Inc.†	3,200	116,064

		643,593

Computers — 5.3%
Apple, Inc.	19,878	2,146,824
Hewlett-Packard Co.	7,700	276,276

		2,423,100

Computers-Integrated Systems — 0.4%
Brocade Communications Systems, Inc.	13,100	140,563
Riverbed Technology, Inc.†	2,800	53,172

		193,735

Computers-Memory Devices — 7.2%
EMC Corp.	15,900	456,807
Kinaxis, Inc.†	27,855	413,976
NetApp, Inc.	31,612	1,352,993
Seagate Technology PLC	4,600	289,018
Spansion, Inc., Class A†	37,700	775,866

		3,288,660

Computers-Periphery Equipment — 5.4%
Electronics for Imaging, Inc.†	13,512	617,769
Synaptics, Inc.†	26,850	1,837,345

		2,455,114

Data Processing/Management — 0.5%
Fidelity National Information Services, Inc.	4,000	233,560

E-Services/Consulting — 0.3%
CDW Corp.	4,100	126,444

Electric Products-Misc. — 0.5%
Nidec Corp.(1)	3,500	229,991

Electronic Components-Semiconductors — 15.5%
Advanced Micro Devices, Inc.†	97,187	272,123
Avago Technologies, Ltd.	4,125	355,781
Broadcom Corp., Class A	50,500	2,114,940
Lattice Semiconductor Corp.†	71,222	477,900
Microsemi Corp.†	54,613	1,423,761
Rovi Corp.†	2,900	60,552
Skyworks Solutions, Inc.	30,487	1,775,563
Tower Semiconductor, Ltd.†	11,681	114,474
Xilinx, Inc.	11,400	507,072

		7,102,166

Electronic Design Automation — 7.8%
Synopsys, Inc.†	86,862	3,559,605

Electronic Parts Distribution — 0.4%
Arrow Electronics, Inc.†	1,907	108,432
Avnet, Inc.	1,500	64,875

		173,307

Energy-Alternate Sources — 0.1%
JA Solar Holdings Co., Ltd. ADR†	7,200	60,264

Entertainment Software — 0.9%
Activision Blizzard, Inc.	20,529	409,553

Finance-Credit Card — 0.9%
Visa, Inc., Class A	1,700	410,431

Internet Incubators — 0.2%
HomeAway, Inc.†	1,900	66,310

Internet Infrastructure Software — 0.7%
F5 Networks, Inc.†	2,700	332,046

Networking Products — 1.8%
Cisco Systems, Inc.	19,800	484,506
Fortinet, Inc.†	12,200	317,810

		802,316

Office Automation & Equipment — 0.4%
Pitney Bowes, Inc.	8,100	200,394

Power Converter/Supply Equipment — 1.7%
Advanced Energy Industries, Inc.†	39,624	783,763

Retail-Computer Equipment — 0.3%
GameStop Corp., Class A	3,500	149,660

Semiconductor Components-Integrated Circuits — 8.1%
Marvell Technology Group, Ltd.	126,207	1,696,222
Maxim Integrated Products, Inc.	21,700	636,678
NXP Semiconductor NV†	9,502	652,407
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	15,300	336,906
TriQuint Semiconductor, Inc.†	17,515	378,850

		3,701,063

Semiconductor Equipment — 14.5%
ASM International NV(1)	14,256	570,889
Lam Research Corp.	47,562	3,703,177
Mattson Technology, Inc.†	45,228	120,306
Montage Technology Group, Ltd.†	19,762	436,740
Teradyne, Inc.	98,764	1,817,258

		6,648,370

Software Tools — 0.5%
VMware, Inc., Class A†	2,771	231,572

Travel Services — 1.3%
Sabre Corp.	19,004	326,869

Travel Services (continued)
Travelport Worldwide, Ltd†	16,884	243,974

		570,843

Web Portals/ISP — 4.4%
Google, Inc., Class A†	1,800	1,022,166
Google, Inc., Class C†	1,800	1,006,344

		2,028,510

Wireless Equipment — 0.2%
Aruba Networks, Inc.†	4,900	105,742

Total Long-Term Investment Securities (cost $36,075,426)		44,032,472

REPURCHASE AGREEMENT — 4.0%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 10/31/2014, to be repurchased 11/03/2014 in the amount of $1,841,000 and collateralized by $1,880,000 of United States Treasury Notes, bearing interest at 0.88%, due 08/15/2017 and having an approximate value of $1,882,350 (cost $1,841,000)	$1,841,000	1,841,000

TOTAL INVESTMENTS (cost $37,916,426)(2)	100.2%	45,873,472
Liabilities in excess of other assets	(0.2)	(89,701)

NET ASSETS	100.0%	$45,783,771

†	Non-income producing security
(1)	Security was valued using fair value procedures at October 31, 2014. The aggregate value of these securities was $800,880 representing 1.8% of net assets. Securities are classified as Level 2 based on the security valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Applications Software	$5,295,646	$—	$—	$5,295,646
Computers	2,423,100	—	—	2,423,100
Computers-Memory Devices	3,288,660	—	—	3,288,660
Computers-Periphery Equipment	2,455,114	—	—	2,455,114
Electric Products-Misc.	—	229,991	—	229,991
Electronic Components-Semiconductors	7,102,166	—	—	7,102,166
Electronic Design Automation	3,559,605	—	—	3,559,605
Semiconductor Components-Integrated Circuits	3,701,063	—	—	3,701,063
Semiconductor Equipment	6,077,481	570,889	—	6,648,370
Other Industries*	9,328,757	—	—	9,328,757
Repurchase Agreement	—	1,841,000	—	1,841,000

Total	$43,231,592	$2,641,880	$—	$45,873,472

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.3%
Aerospace/Defense — 1.3%
Spirit AeroSystems Holdings, Inc., Class A†	220,600	$8,678,404

Auto/Truck Parts & Equipment-Original — 4.8%
Dana Holding Corp.	334,860	6,851,236
Lear Corp.	88,320	8,169,600
Tenneco, Inc.†	165,290	8,654,584
TRW Automotive Holdings Corp.†	78,720	7,978,272

		31,653,692

Banks-Commercial — 6.0%
Associated Banc-Corp.	345,920	6,503,296
Popular, Inc.†	258,023	8,225,773
Susquehanna Bancshares, Inc.	655,960	6,434,968
Synovus Financial Corp.	202,450	5,134,132
Webster Financial Corp.	168,150	5,269,821
Zions Bancorporation	265,830	7,701,095

		39,269,085

Banks-Super Regional — 2.7%
Comerica, Inc.	184,700	8,817,578
Huntington Bancshares, Inc.	872,070	8,642,214

		17,459,792

Building-Heavy Construction — 2.0%
Granite Construction, Inc.	155,750	5,748,733
Tutor Perini Corp.†	260,120	7,285,961

		13,034,694

Building-Mobile Home/Manufactured Housing — 1.0%
Thor Industries, Inc.	121,570	6,429,837

Building-Residential/Commercial — 2.3%
Meritage Homes Corp.†	217,640	8,006,975
PulteGroup, Inc.	357,430	6,859,082

		14,866,057

Chemicals-Diversified — 0.6%
Huntsman Corp.	170,100	4,150,440

Chemicals-Plastics — 0.7%
A. Schulman, Inc.	121,750	4,311,167

Circuit Boards — 0.6%
TTM Technologies, Inc.†	555,506	3,838,546

Computer Services — 3.8%
Amdocs, Ltd.	170,600	8,110,324
Convergys Corp.	211,137	4,258,633
Genpact, Ltd.†	362,270	6,357,839
Insight Enterprises, Inc.†	270,647	6,157,219

		24,884,015

Computers-Integrated Systems — 2.0%
Brocade Communications Systems, Inc.	571,840	6,135,843
NCR Corp.†	251,080	6,947,384

		13,083,227

Consulting Services — 1.3%
Booz Allen Hamilton Holding Corp.	327,540	8,630,679

Consumer Products-Misc. — 1.0%
Helen of Troy, Ltd.†	104,300	6,450,955

Containers-Paper/Plastic — 0.7%
Graphic Packaging Holding Co.†	394,830	4,789,288

Distribution/Wholesale — 1.3%
WESCO International, Inc.†	102,080	8,412,413

Diversified Manufacturing Operations — 1.2%
ITT Corp.	178,830	8,058,080

E-Services/Consulting — 1.0%
CDW Corp.	222,890	6,873,928

Electric-Integrated — 2.7%
PNM Resources, Inc.	312,440	9,013,894
Westar Energy, Inc.	238,860	9,031,297

		18,045,191

Electronic Components-Misc. — 2.4%
Jabil Circuit, Inc.	355,300	7,443,535
Vishay Intertechnology, Inc.	632,330	8,542,778

		15,986,313

Electronic Components-Semiconductors — 0.4%
Advanced Micro Devices, Inc.†	918,580	2,572,024

Electronic Parts Distribution — 2.9%
Arrow Electronics, Inc.†	166,920	9,491,071
Avnet, Inc.	217,040	9,386,980

		18,878,051

Engineering/R&D Services — 1.8%
AECOM Technology Corp.†	363,519	11,832,528

Entertainment Software — 1.5%
Electronic Arts, Inc.†	246,350	10,092,959

Finance-Consumer Loans — 1.1%
SLM Corp.	793,480	7,577,734

Finance-Investment Banker/Broker — 1.0%
E*TRADE Financial Corp.†	300,970	6,711,631

Food-Dairy Products — 1.3%
Dean Foods Co.	600,575	8,834,458

Footwear & Related Apparel — 0.5%
Crocs, Inc.†	284,960	3,328,333

Gas-Distribution — 4.1%
Atmos Energy Corp.	145,270	7,699,310
Southwest Gas Corp.	161,430	9,377,469
UGI Corp.	257,010	9,686,707

		26,763,486

Insurance-Life/Health — 2.6%
CNO Financial Group, Inc.	534,520	9,690,847
Unum Group	215,065	7,196,075

		16,886,922

Insurance-Multi-line — 2.5%
American Financial Group, Inc.	161,060	9,636,220
Assurant, Inc.	96,960	6,614,611

		16,250,831

Insurance-Property/Casualty — 1.1%
Hanover Insurance Group, Inc.	104,625	7,003,597

Insurance-Reinsurance — 4.7%
Aspen Insurance Holdings, Ltd.	208,100	9,079,403
Essent Group, Ltd.†	161,870	3,939,916
PartnerRe, Ltd.	87,962	10,176,324

Validus Holdings, Ltd.	189,800	7,550,244

		30,745,887

Machinery-Construction & Mining — 0.7%
Terex Corp.	166,080	4,778,122

Machinery-Electrical — 0.3%
Regal-Beloit Corp.	24,711	1,753,740

Medical-Biomedical/Gene — 0.2%
Theravance, Inc.	87,100	1,395,342

Medical-HMO — 2.2%
Health Net, Inc.†	79,773	3,790,015
Molina Healthcare, Inc.†	96,510	4,694,246
WellCare Health Plans, Inc.†	84,020	5,702,438

		14,186,699

Medical-Hospitals — 1.2%
LifePoint Hospitals, Inc.†	113,396	7,937,720

Networking Products — 0.7%
Anixter International, Inc.	57,530	4,899,830

Office Supplies & Forms — 0.9%
Avery Dennison Corp.	133,090	6,235,266

Oil Companies-Exploration & Production — 2.7%
Bill Barrett Corp.†	392,600	5,967,520
Rosetta Resources, Inc.†	181,430	6,899,783
SM Energy Co.	81,720	4,600,836

		17,468,139

Real Estate Investment Trusts — 7.4%
DDR Corp.	355,780	6,453,849
DiamondRock Hospitality Co.	611,670	8,777,465
LTC Properties, Inc.	206,830	8,674,450
Medical Properties Trust, Inc.	541,580	7,305,914
Mid-America Apartment Communities, Inc.	78,360	5,536,918
Parkway Properties, Inc.	340,000	6,817,000
STAG Industrial, Inc.	213,670	5,213,548

		48,779,144

Retail-Apparel/Shoe — 2.0%
Brown Shoe Co., Inc.	220,960	5,875,326
Children’s Place, Inc.	152,250	7,498,313

		13,373,639

Retail-Computer Equipment — 1.1%
GameStop Corp., Class A	166,870	7,135,361

Retail-Discount — 1.2%
Big Lots, Inc.	179,570	8,197,370

Retail-Office Supplies — 1.5%
Office Depot, Inc.†	1,887,155	9,850,949

Retail-Regional Department Stores — 1.0%
Dillard’s, Inc., Class A	59,300	6,271,568

Retail-Restaurants — 1.3%
Bloomin’ Brands, Inc.†	466,060	8,813,195

Savings & Loans/Thrifts — 0.7%
First Niagara Financial Group, Inc.	591,980	4,433,930

Semiconductor Equipment — 3.2%
Entegris, Inc.†	359,926	4,887,795
Lam Research Corp.	117,050	9,113,513
Teradyne, Inc.	370,710	6,821,064

		20,822,372

Steel-Producers — 1.0%
Steel Dynamics, Inc.	287,910	6,624,809

Telecom Equipment-Fiber Optics — 0.5%
Finisar Corp.†	204,790	3,424,089

Telecommunication Equipment — 1.1%
Harris Corp.	107,420	7,476,432

Transport-Services — 1.2%
Ryder System, Inc.	88,330	7,814,555

Transport-Truck — 0.8%
Con-way, Inc.	123,800	5,369,206

Wire & Cable Products — 0.5%
General Cable Corp.	256,080	3,628,654

Total Long-Term Investment Securities (cost $557,808,726)		647,054,375

SHORT-TERM INVESTMENT SECURITIES — 1.2%
Time Deposits — 1.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 11/03/2014 (cost $8,108,000)	$8,108,000	8,108,000

TOTAL INVESTMENTS (cost $565,916,726)(1)	99.5%	655,162,375
Other assets less liabilities	0.5	3,226,926

NET ASSETS	100.0%	$658,389,301

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2014 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Banks-Commercial	$39,269,085	$—	$—	$39,269,085
Real Estate Investment Trusts	48,779,144	—	—	48,779,144
Other Industries*	559,006,146	—	—	559,006,146
Short-Term Investment Securities:
Time Deposits	—	8,108,000	—	8,108,000

Total	$647,054,375	$8,108,000	$—	$655,162,375

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2014

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 92.5%
Australia — 7.3%
Asaleo Care, Ltd.†(1)	2,141,749	$3,835,871
Bank of Queensland, Ltd.(1)	583,600	6,502,117
BHP Billiton, Ltd.(1)	116,212	3,468,647
Challenger, Ltd.(1)	832,719	5,108,162
Fortescue Metals Group, Ltd.(1)	513,098	1,591,690
Origin Energy, Ltd.(1)	268,984	3,389,064
Shopping Centres Australasia Property Group(1)	1,870,106	2,987,633
Telstra Corp., Ltd.(1)	597,620	2,967,696

		29,850,880

Austria — 1.1%
Erste Group Bank AG(1)	67,526	1,724,396
Voestalpine AG(1)	73,223	2,932,767

		4,657,163

Belgium — 0.9%
Anheuser-Busch InBev NV(1)	32,109	3,558,424

Bermuda — 1.4%
Hongkong Land Holdings, Ltd.(1)	396,000	2,761,409
Skyworth Digital Holdings, Ltd.(1)	5,502,000	3,008,885

		5,770,294

Canada — 3.8%
Encana Corp.	281,100	5,237,656
Intact Financial Corp.	46,600	3,124,584
Suncor Energy, Inc.	206,100	7,318,328

		15,680,568

Cayman Islands — 0.7%
Alibaba Group Holding, Ltd. ADR†	30,737	3,030,668

France — 10.3%
Alcatel-Lucent†(1)	832,430	2,560,385
AXA SA(1)	219,271	5,066,344
Cie de St-Gobain(1)	54,291	2,334,965
Eurazeo SA(1)	33,630	2,250,158
Natixis SA(1)	402,735	2,774,847
Sanofi(1)	141,096	13,069,386
SCOR SE(1)	105,587	3,239,209
Veolia Environnement SA(1)	181,887	3,044,852
Vinci SA(1)	93,823	5,368,907
Vivendi SA(1)	112,582	2,754,265

		42,463,318

Germany — 7.9%
Allianz SE(1)	15,962	2,535,564
BASF SE†(1)	56,005	4,932,983
Bayer AG(1)	36,357	5,171,227
Daimler AG(1)	70,431	5,474,707
Deutsche Post AG(1)	227,506	7,146,531
Siemens AG(1)	62,852	7,085,079

		32,346,091

Hong Kong — 1.4%
AIA Group, Ltd.(1)	738,600	4,121,006
Sun Hung Kai Properties, Ltd.(1)	122,000	1,821,532

		5,942,538

Ireland — 1.9%
Bank of Ireland†(1)	9,480,459	3,728,901
Kerry Group PLC, Class A (ISE)(1)	47,213	3,209,273
Kerry Group PLC, Class A (LSE)(1)	9,593	652,401

		7,590,575

Italy — 1.8%
Telecom Italia SpA RSP(1)	2,924,448	2,614,665
UniCredit SpA(1)	645,141	4,665,256

		7,279,921

Japan — 19.5%
Astellas Pharma, Inc.(1)	475,800	7,515,695
Hitachi, Ltd.(1)	310,000	2,489,106
ITOCHU Corp.(1)	191,200	2,340,956
Japan Airlines Co., Ltd.(1)	111,200	2,963,046
Japan Tobacco, Inc.(1)	174,700	6,052,796
Konica Minolta, Inc.(1)	208,300	2,357,369
Mitsubishi Corp.(1)	237,200	4,729,089
Mitsui Fudosan Co., Ltd.(1)	133,000	4,307,426
Mizuho Financial Group, Inc.(1)	1,552,800	2,829,611
Nippon Telegraph & Telephone Corp.(1)	33,100	2,067,796
Nissan Motor Co., Ltd.(1)	675,600	6,253,209
NSK, Ltd.(1)	209,000	2,807,906
Panasonic Corp.(1)	404,600	4,880,539
Recruit Holdings Co., Ltd.†	13,200	434,222
Seven & I Holdings Co., Ltd.(1)	59,900	2,365,210
SoftBank Corp.(1)	29,800	2,208,143
Sumitomo Mitsui Financial Group, Inc.(1)	204,200	8,300,796
Tokyo Gas Co., Ltd.(1)	862,000	5,016,698
Toshiba Corp.(1)	990,000	4,422,126
Toyota Motor Corp.(1)	91,600	5,510,306

		79,852,045

Jersey — 2.7%
Genel Energy Plc†(1)	225,820	2,544,104
Glencore PLC(1)	633,613	3,248,690
WPP PLC(1)	273,102	5,330,533

		11,123,327

Netherlands — 3.7%
Airbus Group NV(1)	54,924	3,288,063
ING Groep NV CVA†(1)	824,226	11,844,003

		15,132,066

New Zealand — 0.9%
Spark New Zealand, Ltd.(1)	1,432,746	3,532,678

Norway — 1.1%
DNB ASA(1)	245,646	4,510,955

South Korea — 0.8%
Samsung Electronics Co., Ltd.(1)	2,927	3,390,806

Spain — 1.2%
Atresmedia Corp. de Medios de Comunicacion SA†(1)	126,712	1,857,721
Banco Bilbao Vizcaya Argentaria SA(1)	265,739	2,971,284

		4,829,005

Sweden — 0.3%
Com Hem Holding AB†(1)	181,769	1,352,169

Switzerland — 3.4%
ACE, Ltd.	57,106	6,241,686
Nestle SA(1)	55,459	4,060,194
UBS AG(1)	220,693	3,835,658

		14,137,538

United Kingdom — 19.9%
Admiral Group PLC(1)	52,542	1,122,530
AstraZeneca PLC(1)	88,701	6,458,283
Barclays PLC(1)	229,676	880,383
Bellway PLC(1)	181,552	5,086,163
BG Group PLC(1)	102,326	1,705,317
Centrica PLC(1)	996,875	4,829,113
GlaxoSmithKline PLC(1)	157,912	3,579,696
HSBC Holdings PLC(1)	754,802	7,726,700
Kingfisher PLC(1)	485,898	2,354,753
Liberty Global PLC, Class C†	77,700	3,455,319
Lloyds Banking Group PLC†(1)	2,139,159	2,643,324
Metro Bank PLC(2)(3)	54,618	1,163,146
Prudential PLC(1)	314,250	7,261,931
Royal Dutch Shell PLC, Class A(1)	502,583	18,014,236
TSB Banking Group PLC†*(1)	517,895	2,239,851
TUI Travel PLC(1)	864,702	5,521,873
Vodafone Group PLC(1)	2,072,484	6,886,520
WM Morrison Supermarkets PLC(1)	306,368	759,207

		81,688,345

United States — 0.5%
Philip Morris International, Inc.	25,100	2,234,151

Total Common Stocks (cost $343,854,124)		379,953,525

PREFERRED SECURITIES — 1.0%
Germany — 1.0%
Henkel AG & Co. KGaA(1) (cost $4,368,681)	40,834	4,032,217

Total Long-Term Investment Securities (cost $348,222,805)		383,985,742

REPURCHASE AGREEMENT — 5.9%
Agreement with Bank of America NA, bearing interest at 0.04%, dated 10/31/2014, to be repurchased 11/01/2014 in the amount of $24,220,161 and collateralized by $24,844,000 of United States Treasury Notes, bearing interest at 1.50% due 10/31/2019 and having an approximate value of $24,712,987 (cost $24,220,000)	$24,220,000	24,220,000

TOTAL INVESTMENTS — (cost $372,442,805)(4)	99.4%	408,205,742
Other assets less liabilities	0.6	2,329,202

NET ASSETS —	100.0%	$410,534,944

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2014, the aggregate value of these securities was $2,239,851 representing 0.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at October 31, 2014. The aggregate value of these securities was $351,745,982 representing 85.7% of net assets. Securities are classified as Level 2 based on the security valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At October 31, 2014, the aggregate value of these securities was $1,163,146 representing 0.3% of net assets.
(4)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

ISE — Irish Stock Exchange

LSE — London Stock Exchange

RSP — Risparmio Savings Shares

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	4,744,600	USD	6,132,775	12/17/2014	$185,439	$—
	USD	6,161,993	EUR	4,744,600	12/17/2014	—	(214,657)

						185,439	(214,657)

Barclays Bank PLC	CAD	501,100	USD	447,683	01/21/2015	3,948	—
	EUR	1,183,800	USD	1,511,038	12/17/2014	27,150	—
	HKD	6,241,200	USD	803,429	11/19/2014	—	(1,367)
	JPY	707,861,900	USD	6,530,938	11/19/2014	228,367	—
	USD	5,342,923	HKD	41,400,900	11/19/2014	—	(4,323)
	USD	5,987,141	JPY	642,127,600	11/19/2014	—	(269,846)
	USD	3,125,250	SGD	3,899,000	11/19/2014	—	(90,549)
	USD	2,640,213	CHF	2,423,900	12/17/2014	—	(119,978)
	USD	1,493,683	EUR	1,183,800	12/17/2014	—	(9,795)
	USD	4,811,777	GBP	2,990,300	12/17/2014	—	(29,832)
	USD	4,033,931	SEK	28,306,700	12/17/2014	—	(200,141)

						259,465	(725,831)

Citibank N.A.	CAD	2,482,000	USD	2,215,442	01/21/2015	17,580	—
	EUR	9,558,800	USD	12,553,859	12/17/2014	571,944	—
	JPY	190,421,000	USD	1,773,519	11/19/2014	78,073	—
	USD	5,963,467	JPY	630,570,100	11/19/2014	—	(349,077)
	USD	1,376,956	DKK	7,794,700	12/17/2014	—	(64,255)
	USD	851,500	GBP	516,100	12/17/2014	—	(26,178)
	USD	91,186	AUD	105,200	01/21/2015	882	—

						668,479	(439,510)

Credit Suisse International	EUR	688,000	USD	878,219	12/17/2014	15,814	—
	USD	2,801,289	EUR	2,132,900	12/17/2014	—	(127,708)
	USD	4,089,088	AUD	4,717,300	01/21/2015	39,377	—

						55,191	(127,708)

Deutsche Bank AG London	CAD	1,746,000	USD	1,558,108	01/21/2015	11,988	—
	USD	4,480,015	EUR	3,529,600	12/17/2014	—	(55,677)
	USD	79,363	GBP	48,100	12/17/2014	—	(2,444)
	USD	36,221	AUD	41,800	01/21/2015	362	—

						12,350	(58,121)

HSBC Bank	CAD	4,518,300	USD	4,031,245	01/21/2015	30,196	—
	GBP	3,559,800	USD	5,844,041	12/17/2014	151,379	—
	USD	882,761	GBP	535,300	12/17/2014	—	(26,734)
	USD	766,881	CAD	864,600	01/21/2015	—	(1,260)

						181,575	(27,994)

JPMorgan Chase Bank	CAD	3,085,900	USD	2,754,493	01/21/2015	21,865	—
	NZD	3,109,800	USD	2,395,292	01/21/2015	—	(10,439)
	USD	2,766,538	SGD	3,452,100	11/19/2014	—	(79,671)
	USD	11,395,419	CHF	10,460,000	12/17/2014	—	(519,702)
	USD	2,400,059	GBP	1,456,700	12/17/2014	—	(70,574)
	USD	3,215,709	NOK	20,007,500	12/17/2014	—	(253,765)
	USD	4,528,359	SEK	31,772,100	12/17/2014	—	(225,224)

						21,865	(1,159,375)

State Street Bank & Trust Co.	CAD	2,160,000	USD	1,928,434	01/21/2015	15,709	—
	JPY	112,892,700	USD	1,038,954	11/19/2014	33,794	—
	USD	2,764,474	JPY	283,817,500	11/19/2014	—	(237,456)
	USD	10,856,846	EUR	8,263,200	12/17/2014	—	(498,960)
	USD	1,663,225	SEK	11,671,600	12/17/2014	—	(82,452)
	USD	282,906	CAD	317,700	01/21/2015	—	(1,576)
	USD	1,726,403	ILS	6,291,100	01/21/2015	—	(69,934)

						49,503	(890,378)

UBS AG	CAD	1,453,700	USD	1,300,315	01/21/2015	13,033	—
	USD	3,310,998	CHF	3,039,400	12/17/2014	—	(150,801)
	USD	1,758,541	AUD	2,028,900	01/21/2015	17,102	—

						30,135	(150,801)

Westpac Banking Corp.	CAD	1,760,700	USD	1,571,023	01/21/2015	11,886	—
	GBP	4,117,900	USD	6,792,970	12/17/2014	207,822	—
	JPY	22,668,700	USD	208,617	11/19/2014	6,782	—
	USD	220,773	JPY	22,668,700	11/19/2014	—	(18,938)

						226,490	(18,938)

Net Unrealized Appreciation/(Depreciation)						$1,690,492	$(3,813,313)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Switzerland Franc

DKK — Danish Krone

EUR — Euro Dollar

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

Industry Allocation*
Banks-Commercial	11.1%
Medical-Drugs	8.8
Oil Companies-Integrated	6.2
Repurchase Agreements	5.9
Diversified Banking Institutions	5.4
Auto-Cars/Light Trucks	4.1
Insurance-Life/Health	4.1
Insurance-Multi-line	3.3
Telephone-Integrated	2.4
Gas-Distribution	2.4
Oil Companies-Exploration & Production	2.3
Real Estate Operations & Development	2.2
Tobacco	2.0
Food-Misc./Diversified	2.0
Audio/Video Products	1.9
Transport-Services	1.8
Import/Export	1.8
Diversified Manufacturing Operations	1.7
Cellular Telecom	1.7
Telecom Services	1.6
Travel Services	1.3
Building-Heavy Construction	1.3
Advertising Agencies	1.3
Building-Residential/Commercial	1.2
Chemicals-Diversified	1.2
Electronic Components-Misc.	1.1
Insurance-Property/Casualty	1.0
Soap & Cleaning Preparation	1.0
Female Health Care Products	0.9
Brewery	0.9
Diversified Minerals	0.9
Cable/Satellite TV	0.8
Electronic Components-Semiconductors	0.8
Electric-Integrated	0.8
Aerospace/Defense-Equipment	0.8
Metal-Diversified	0.8
Insurance-Reinsurance	0.8
Food-Retail	0.8
Water	0.7
E-Commerce/Products	0.7
Real Estate Investment Trusts	0.7
Airlines	0.7
Steel-Producers	0.7
Metal Processors & Fabrication	0.7
Telecommunication Equipment	0.6
Electric Products-Misc.	0.6
Photo Equipment & Supplies	0.6
Retail-Building Products	0.6
Building & Construction Products-Misc.	0.6
Private Equity	0.5
Television	0.5
Metal-Iron	0.4
Internet Connectivity Services	0.3
Human Resources	0.1

99.4%

*	Calculated as a percentage of net assets

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Australia	$—	$29,850,880	$—	$29,850,880
Canada	15,680,568	—	—	15,680,568
Cayman Islands	3,030,668	—	—	3,030,668
France	—	42,463,318	—	42,463,318
Germany	—	32,346,091	—	32,346,091
Japan	434,222	79,417,823	—	79,852,045
Switzerland	6,241,686	7,895,852	—	14,137,538
United Kingdom	3,455,319	77,069,880	1,163,146	81,688,345
United States	2,234,151	—	—	2,234,151
Other Countries*	—	78,669,921	—	78,669,921
Preferred Securities	—	4,032,217	—	4,032,217
Repurchase Agreement	—	24,220,000	—	24,220,000
Other Financial Instruments:@
Open Forward Foreign Currency
Contracts-Appreciation	—	1,690,492	—	1,690,492

Total	$31,076,614	$377,656,474	$1,163,146	$409,896,234

LIABILITIES:
Other Financial Instruments:@
Open Forward Foreign Currency
Contracts-Depreciation	$—	$3,813,313	$—	$3,813,313

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2014

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 96.3%
Australia — 1.3%
Australia & New Zealand Banking Group, Ltd.(1)	62,903	$1,861,632
Challenger, Ltd.(1)	201,289	1,234,771
Lend Lease Group(1)	126,677	1,751,778
Westfield Corp.†(1)	256,037	1,794,280

		6,642,461

Belgium — 0.9%
Anheuser-Busch InBev NV(1)	27,619	3,060,828
bpost SA(1)	57,050	1,412,816

		4,473,644

Bermuda — 0.4%
Marvell Technology Group, Ltd.	135,433	1,820,220

Canada — 1.8%
Canadian Imperial Bank of Commerce	15,723	1,435,375
First Quantum Minerals, Ltd.	61,415	926,361
Loblaw Cos., Ltd.	31,584	1,645,546
Magna International, Inc.	14,626	1,443,588
Suncor Energy, Inc.	45,287	1,608,079
Toronto-Dominion Bank	40,283	1,982,608

		9,041,557

Cayman Islands — 0.4%
Wynn Macau, Ltd.(1)	526,000	1,931,108

China — 0.8%
Bank of China, Ltd., Class H(1)	3,871,000	1,850,362
China Construction Bank Corp., Class H(1)	2,744,000	2,043,270

		3,893,632

Denmark — 0.6%
Danske Bank A/S(1)	54,972	1,509,303
Pandora A/S(1)	18,265	1,537,844

		3,047,147

Finland — 0.6%
Sampo Oyj, Class A(1)	25,130	1,203,898
UPM-Kymmene Oyj(1)	96,719	1,533,024

		2,736,922

France — 4.4%
Altran Technologies SA(1)	117,272	1,152,786
AXA SA(1)	100,641	2,325,350
Cap Gemini SA(1)	19,343	1,274,101
Credit Agricole SA(1)	139,811	2,076,190
GDF Suez(1)	63,577	1,543,345
Kering(1)	7,502	1,450,753
Sanofi(1)	41,888	3,879,986
Societe Generale SA(1)	43,617	2,110,271
Teleperformance(1)	23,078	1,454,528
Total SA(1)	59,699	3,562,458
Valeo SA(1)	9,306	1,045,964

		21,875,732

Germany — 3.0%
Allianz SE(1)	14,585	2,316,827
Bayer AG(1)	29,143	4,145,146
Bayerische Motoren Werke AG(1)	16,679	1,784,497
Continental AG(1)	6,591	1,293,946
Daimler AG(1)	27,388	2,128,910
Fresenius Medical Care AG & Co. KGaA(1)	21,714	1,592,866
HeidelbergCement AG(1)	22,227	1,513,838

		14,776,030

Hong Kong — 0.7%
Cheung Kong Holdings, Ltd.(1)	97,000	1,722,463
China Overseas Land & Investment, Ltd.(1)	652,000	1,901,596

		3,624,059

India — 0.3%
HDFC Bank, Ltd. ADR	30,248	1,585,903

Ireland — 1.6%
Actavis PLC†	7,559	1,834,872
Covidien PLC	17,246	1,594,220
Ingersoll-Rand PLC	33,735	2,112,486
Ryanair Holdings PLC ADR†	14,440	801,997
XL Group PLC	45,151	1,529,716

		7,873,291

Israel — 0.3%
Teva Pharmaceutical Industries, Ltd. ADR	29,352	1,657,507

Italy — 1.1%
Enel SpA†(1)	269,201	1,374,769
Intesa Sanpaolo SpA(1)	814,820	2,391,989
Telecom Italia SpA†(1)	1,311,415	1,481,477

		5,248,235

Japan — 7.0%
Asahi Kasei Corp.(1)	161,000	1,337,403
Brother Industries, Ltd.(1)	77,400	1,417,138
Fuji Electric Co., Ltd.(1)	296,000	1,315,514
FUJIFILM Holdings Corp.(1)	42,900	1,410,800
ITOCHU Corp.(1)	128,800	1,576,962
Japan Aviation Electronics Industry, Ltd.(1)	61,000	1,217,771
KDDI Corp.(1)	33,100	2,132,414
Kose Corp.†(1)	33,600	1,384,082
Kubota Corp.(1)	103,000	1,646,665
Mitsubishi Corp.(1)	67,900	1,353,732
Mitsui Fudosan Co., Ltd.(1)	49,000	1,586,946
NGK Spark Plug Co., Ltd.(1)	50,300	1,334,529
NH Foods, Ltd.†(1)	65,000	1,507,478
Nippon Telegraph & Telephone Corp.(1)	22,900	1,430,590
Nitori Holdings Co., Ltd.(1)	22,600	1,454,684
ORIX Corp.(1)	128,400	1,797,675
Rohm Co., Ltd.(1)	26,200	1,631,251
Sumitomo Electric Industries, Ltd.(1)	102,800	1,413,314
Sumitomo Heavy Industries, Ltd.(1)	304,000	1,717,532
Sumitomo Mitsui Financial Group, Inc.(1)	72,900	2,963,409
Toyo Tire & Rubber Co, Ltd.(1)	76,400	1,276,707
Yamaha Motor Co., Ltd.(1)	85,700	1,649,461

		34,556,057

Jersey — 0.3%
Glencore PLC(1)	286,815	1,470,571

Liberia — 0.3%
Royal Caribbean Cruises, Ltd.	23,629	1,606,063

Luxembourg — 0.3%
APERAM†(1)	43,178	1,243,708

Netherlands — 1.5%
Heineken NV(1)	22,404	1,673,872
ING Groep NV CVA†(1)	156,180	2,244,283
LyondellBasell Industries NV, Class A	18,355	1,681,869
NXP Semiconductor NV†	26,454	1,816,331

		7,416,355

Norway — 0.9%
Norsk Hydro ASA(1)	246,411	1,378,090
Statoil ASA(1)	82,926	1,895,324
Yara International ASA(1)	19,898	915,807

		4,189,221

Portugal — 0.2%
EDP - Energias de Portugal SA(1)	231,918	999,810

Singapore — 0.4%
Avago Technologies, Ltd.	21,358	1,842,128

South Korea — 0.6%
Hyundai Motor Co.(1)	4,935	787,076
Samsung Electronics Co., Ltd.(1)	1,671	1,935,783

		2,722,859

Spain — 1.1%
Bankinter SA(1)	160,378	1,325,768
Ferrovial SA†(1)	69,928	1,430,748
Iberdrola SA(1)	206,027	1,457,478
Repsol SA(1)	61,303	1,371,152

		5,585,146

Sweden — 0.7%
Electrolux AB, Series B(1)	55,955	1,598,908
Swedbank AB, Class A(1)	65,029	1,719,865

		3,318,773

Switzerland — 4.2%
ACE, Ltd.	16,738	1,829,463
Actelion, Ltd.†(1)	12,240	1,453,133
Credit Suisse Group AG(1)	73,407	1,955,330
Garmin, Ltd.	24,221	1,343,781
Lonza Group AG(1)	8,011	883,641
Novartis AG(1)	55,723	5,167,975
Roche Holding AG(1)	14,206	4,195,833
TE Connectivity, Ltd.	27,131	1,658,518
UBS AG(1)	126,557	2,199,569

		20,687,243

United Kingdom — 8.6%
3i Group PLC(1)	201,269	1,279,512
AstraZeneca PLC(1)	29,646	2,158,513
Aviva PLC(1)	146,338	1,221,054
Barclays PLC(1)	641,507	2,458,994
Barratt Developments PLC(1)	261,304	1,753,211
British American Tobacco PLC(1)	58,592	3,327,859
British Land Co. PLC(1)	111,013	1,295,344
BT Group PLC(1)	243,631	1,433,872
Carillion PLC(1)	206,664	1,101,647
Direct Line Insurance Group PLC(1)	311,655	1,377,629
Home Retail Group PLC(1)	467,466	1,373,681
Imperial Tobacco Group PLC(1)	47,516	2,063,114
Investec PLC(1)	147,253	1,349,873
ITV PLC(1)	455,608	1,482,270
Lloyds Banking Group PLC†(1)	1,465,681	1,811,118
Persimmon PLC(1)	72,236	1,691,918
Prudential PLC(1)	84,231	1,946,475
Rio Tinto PLC(1)	52,814	2,522,361
Royal Dutch Shell PLC, Class A(1)	169,394	6,065,747
Smith & Nephew PLC(1)	94,551	1,601,232
Vodafone Group PLC(1)	1,010,834	3,358,833

		42,674,257

United States — 52.0%
Abbott Laboratories	44,324	1,932,083
ADT Corp.	49,420	1,771,213
Advance Auto Parts, Inc.	11,963	1,758,082
Aetna, Inc.	18,173	1,499,454
Alcoa, Inc.	109,053	1,827,728
Allergan, Inc.	9,844	1,870,951
Altria Group, Inc.	54,460	2,632,596
Ameriprise Financial, Inc.	14,189	1,790,226
Anadarko Petroleum Corp.	22,254	2,042,472
Apache Corp.	18,033	1,392,148
Apple, Inc.	110,548	11,939,184
Archer-Daniels-Midland Co.	35,021	1,645,987
AvalonBay Communities, Inc.	11,700	1,823,328
Ball Corp.	23,273	1,499,479
Bank of America Corp.	270,085	4,634,659
Broadcom Corp., Class A	39,313	1,646,428
Cameron International Corp.†	24,321	1,448,316
Capital One Financial Corp.	20,388	1,687,515
Celgene Corp.†	17,946	1,921,837
CenturyLink, Inc.	41,137	1,706,363
Cisco Systems, Inc.	111,475	2,727,793
Citigroup, Inc.	90,189	4,827,817
Comcast Corp., Class A	48,958	2,709,825
ConAgra Foods, Inc.	44,738	1,536,750
ConocoPhillips	54,068	3,901,006
Constellation Brands, Inc., Class A†	20,543	1,880,506
Corning, Inc.	60,889	1,243,962
CVS Health Corp.	31,479	2,701,213
Deckers Outdoor Corp.†	17,966	1,571,306
Delta Air Lines, Inc.	53,987	2,171,897
Devon Energy Corp.	25,493	1,529,580
Discover Financial Services	23,402	1,492,580
Discovery Communications, Inc., Class A†	40,396	1,427,999
Dow Chemical Co.	38,264	1,890,242
Dr Pepper Snapple Group, Inc.	29,955	2,074,384
East West Bancorp, Inc.	27,658	1,016,708
Eli Lilly & Co.	29,252	1,940,285
EMC Corp.	61,646	1,771,090
Energizer Holdings, Inc.	14,327	1,757,207
Entergy Corp.	17,400	1,461,948
EOG Resources, Inc.	23,235	2,208,487

Exelon Corp.	48,401	1,770,993
Expedia, Inc.	21,047	1,788,364
Facebook, Inc., Class A†	46,582	3,493,184
Fairchild Semiconductor International, Inc.†	124,559	1,911,981
Fidelity National Information Services, Inc.	25,557	1,492,273
Foot Locker, Inc.	30,788	1,724,436
Freeport-McMoRan, Inc.	36,244	1,032,954
Gilead Sciences, Inc.†	26,968	3,020,416
Google, Inc., Class A†	4,870	2,765,527
Google, Inc., Class C†	7,709	4,309,948
Hanesbrands, Inc.	15,944	1,683,846
Hartford Financial Services Group, Inc.	46,531	1,841,697
HCA Holdings, Inc.†	20,051	1,404,573
Helmerich & Payne, Inc.	15,302	1,328,520
Hess Corp.	23,477	1,991,084
Hewlett-Packard Co.	56,086	2,012,366
Hospira, Inc.†	28,214	1,515,092
Humana, Inc.	12,357	1,715,769
Huntington Ingalls Industries, Inc.	16,655	1,762,432
ITT Corp.	40,981	1,846,604
J.C. Penney Co., Inc.†	161,856	1,231,724
Jarden Corp.†	22,842	1,486,786
Johnson & Johnson	73,006	7,868,587
Jones Lang LaSalle, Inc.	13,172	1,780,986
Kirby Corp.†	14,674	1,622,651
Kroger Co.	39,784	2,216,367
Lam Research Corp.	24,781	1,929,449
Leggett & Platt, Inc.	48,880	1,924,894
Macy’s, Inc.	27,529	1,591,727
Marathon Oil Corp.	53,389	1,889,971
McKesson Corp.	9,879	2,009,487
Merck & Co., Inc.	79,154	4,586,183
MetLife, Inc.	37,565	2,037,526
Microsoft Corp.	166,668	7,825,063
Molson Coors Brewing Co., Class B	25,687	1,910,599
Morgan Stanley	67,326	2,353,044
Murphy USA, Inc.†	28,070	1,608,411
Norfolk Southern Corp.	14,780	1,635,259
Northrop Grumman Corp.	13,538	1,867,702
Occidental Petroleum Corp.	23,707	2,108,263
Old Dominion Freight Line, Inc.†	22,366	1,629,810
Pfizer, Inc.	155,434	4,655,248
Phillips 66	26,966	2,116,831
PNC Financial Services Group, Inc.	21,831	1,885,980
Principal Financial Group, Inc.	36,378	1,905,116
Procter & Gamble Co.	36,823	3,213,543
Prudential Financial, Inc.	22,333	1,977,364
Quanta Services, Inc.†	38,538	1,313,375
Ralph Lauren Corp.	9,383	1,546,694
Raytheon Co.	16,087	1,671,118
Reinsurance Group of America, Inc.	15,303	1,289,278
Republic Services, Inc.	36,218	1,390,771
Robert Half International, Inc.	28,066	1,537,455
Ross Stores, Inc.	23,123	1,866,489
Ryder System, Inc.	16,287	1,440,911
SanDisk Corp.	14,887	1,401,462
Snap-on, Inc.	12,817	1,693,638
Stanley Black & Decker, Inc.	19,367	1,813,526
State Street Corp.	29,128	2,197,999
Texas Instruments, Inc.	37,005	1,837,668
Thermo Fisher Scientific, Inc.	12,922	1,519,239
Time Warner, Inc.	40,437	3,213,528
Time, Inc.†	53,724	1,213,625
Trinity Industries, Inc.	26,995	963,991
Triumph Group, Inc.	20,432	1,422,680
UGI Corp.	46,268	1,743,841
United States Steel Corp.	43,450	1,739,738
Universal Health Services, Inc., Class B	12,520	1,298,449
VeriFone Systems, Inc.†	37,629	1,402,056
Verizon Communications, Inc.	99,893	5,019,623
Walt Disney Co.	19,406	1,773,320
Wells Fargo & Co.	108,324	5,750,921
Western Digital Corp.	15,973	1,571,264
Xerox Corp.	112,664	1,496,178
Yahoo!, Inc.†	46,474	2,140,128
Zimmer Holdings, Inc.	16,861	1,875,618

		256,737,847

Total Common Stocks (cost $430,045,344)		475,277,486

PREFERRED SECURITIES — 0.6%
Germany — 0.6%
Henkel AG & Co. KGaA(1)	13,746	1,357,370
Volkswagen AG(1)	7,713	1,644,839

Total Preferred Securities (cost $3,287,887)		3,002,209

Total Long-Term Investment Securities (cost $433,333,231)		478,279,695

REPURCHASE AGREEMENT — 2.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00% dated 10/31/2014 to be repurchased 11/03/2014 in the amount of $13,531,000 and collateralized by $14,730,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $13,803,925 (cost $13,531,000)	$13,531,000	13,531,000

TOTAL INVESTMENTS (cost $446,864,231)(2)	99.7%	491,810,695
Other assets less liabilities	0.3	1,640,023

NET ASSETS	100.0%	$493,450,718

†	Non-income producing security

(1)	Security was valued using fair value procedures at October 31, 2014. The aggregate value of these securities was $187,785,217 representing 38.1% of net assets. Securities are classified as Level 2 based on the security valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

Industry Allocation*

Medical-Drugs	8.8%
Diversified Banking Institutions	4.9
Banks-Commercial	4.9
Oil Companies-Integrated	3.7
Insurance-Multi-line	3.1
Oil Companies-Exploration & Production	3.0
Computers	2.8
Repurchase Agreements	2.8
Telephone-Integrated	2.6
Electronic Components-Semiconductors	2.2
Banks-Super Regional	1.9
Web Portals/ISP	1.9
Electric-Integrated	1.8
Insurance-Life/Health	1.6
Tobacco	1.6
Applications Software	1.6
Brewery	1.3
Medical Products	1.3
Auto-Cars/Light Trucks	1.3
Auto/Truck Parts & Equipment-Original	1.1
Real Estate Investment Trusts	1.1
Real Estate Operations & Development	1.0
Multimedia	1.0
Medical-Biomedical/Gene	1.0
Diversified Manufacturing Operations	1.0
Chemicals-Diversified	1.0
Computers-Memory Devices	1.0
Cosmetics & Toiletries	0.9
Electronic Components-Misc.	0.9
Metal-Diversified	0.8
Semiconductor Components-Integrated Circuits	0.8
Food-Retail	0.7
Retail-Apparel/Shoe	0.7
Aerospace/Defense	0.7
Real Estate Management/Services	0.7
Tools-Hand Held	0.7
Internet Content-Entertainment	0.7
Medical-Generic Drugs	0.7
Cellular Telecom	0.7
Metal-Aluminum	0.7
Building-Residential/Commercial	0.6
Apparel Manufacturers	0.6
Medical-HMO	0.6
Airlines	0.6
Import/Export	0.6
Transport-Services	0.6
Networking Products	0.6
Medical-Hospitals	0.6
Rubber-Tires	0.6
Cable/Satellite TV	0.5
Retail-Drug Store	0.5
Retail-Major Department Stores	0.5
Building & Construction-Misc.	0.5
Computer Services	0.5
Banks-Fiduciary	0.4
Beverages-Non-alcoholic	0.4
Medical-Wholesale Drug Distribution	0.4
Metal-Copper	0.4
Casino Hotels	0.4
Semiconductor Equipment	0.4
Home Furnishings	0.4
Beverages-Wine/Spirits	0.4
Finance-Leasing Companies	0.4
Investment Management/Advisor Services	0.4
E-Commerce/Services	0.4
Security Services	0.4
Shipbuilding	0.4
Retail-Auto Parts	0.4
Batteries/Battery Systems	0.4
Gas-Distribution	0.4
Steel-Producers	0.4
Machinery-General Industrial	0.3
Motorcycle/Motor Scooter	0.3
Machinery-Farming	0.3
Agricultural Operations	0.3
Transport-Rail	0.3
Transport-Truck	0.3
Transport-Marine	0.3
Oil Refining & Marketing	0.3
Cruise Lines	0.3
Appliances	0.3
Dialysis Centers	0.3
Retail-Regional Department Stores	0.3
Footwear & Related Apparel	0.3
Retail-Jewelry	0.3
Human Resources	0.3
Food-Misc./Diversified	0.3
Paper & Related Products	0.3
Instruments-Scientific	0.3
Building Products-Cement	0.3
Food-Meat Products	0.3
Containers-Metal/Glass	0.3
Office Automation & Equipment	0.3
Finance-Credit Card	0.3
Data Processing/Management	0.3
Athletic Equipment	0.3
Television	0.3
Retail-Home Furnishings	0.3
Advertising Sales	0.3
Oil Field Machinery & Equipment	0.3
Broadcast Services/Program	0.3
Aerospace/Defense-Equipment	0.3
Electric Products-Misc.	0.3
Photo Equipment & Supplies	0.3
Computers-Integrated Systems	0.3
Non-Hazardous Waste Disposal	0.3
Retail-Building Products	0.3
Soap & Cleaning Preparation	0.3
Diversified Financial Services	0.3
Oil & Gas Drilling	0.3
Machinery-Electrical	0.3
Commercial Services	0.3
Insurance-Reinsurance	0.3
Private Equity	0.3
Steel-Specialty	0.3
Electronic Connectors	0.2
Publishing-Periodicals	0.2
Agricultural Chemicals	0.2
Chemicals-Specialty	0.2

99.7%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2014 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Bermuda	$1,820,220	$—	$—	$1,820,220
Canada	9,041,557	—	—	9,041,557
India	1,585,903	—	—	1,585,903
Ireland	7,873,291	—	—	7,873,291
Israel	1,657,507	—	—	1,657,507
Japan	—	34,556,057	—	34,556,057
Liberia	1,606,063	—	—	1,606,063
Netherlands	3,498,200	3,918,155	—	7,416,355
Singapore	1,842,128	—	—	1,842,128
Switzerland	4,831,762	15,855,481	—	20,687,243
United Kingdom	—	42,674,257	—	42,674,257
United States	256,737,847	—	—	256,737,847
Other Countries*	—	87,779,058	—	87,779,058
Preferred Securities	—	3,002,209	—	3,002,209
Repurchase Agreement	—	13,531,000	—	13,531,000

Total	$290,494,478	$201,316,217	$—	$491,810,695

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2014

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 97.3%
Australia — 2.1%
Santos, Ltd.(1)	298,128	$3,397,624
WorleyParsons, Ltd.(1)	131,580	1,577,219

		4,974,843

Belgium — 0.0%
Anheuser-Busch InBev NV VVPR†(2)	10,360	0

Canada — 1.4%
Barrick Gold Corp.	195,879	2,325,417
Turquoise Hill Resources, Ltd.†	282,057	945,988

		3,271,405

China — 1.0%
China Petroleum & Chemical Corp., Class H(1)	2,644,000	2,298,830

France — 9.2%
BNP Paribas SA(1)	44,928	2,833,127
Kering(1)	5,912	1,143,275
LVMH Moet Hennessy Louis Vuitton SA(1)	9,478	1,611,536
Pernod Ricard SA(1)	21,075	2,403,717
Publicis Groupe SA(1)	44,276	3,072,686
Sanofi(1)	91,284	8,455,420
Vallourec SA(1)	53,347	1,964,285

		21,484,046

Germany — 7.6%
BASF SE†(1)	20,474	1,803,373
Bayer AG(1)	29,556	4,203,889
Continental AG(1)	20,569	4,038,108
HeidelbergCement AG(1)	43,258	2,946,219
SAP SE(1)	70,967	4,825,000

		17,816,589

Guernsey — 1.0%
Friends Life Group, Ltd.(1)	467,596	2,420,967

Hong Kong — 0.6%
AIA Group, Ltd.(1)	265,000	1,478,563
MTR Corp., Ltd.(1)	52	213

		1,478,776

Ireland — 0.9%
CRH PLC (1)	90,656	2,012,963

Italy — 0.9%
Eni SpA(1)	94,937	2,021,905

Japan — 20.0%
Hitachi, Ltd.(1)	462,000	3,709,571
Hoya Corp.(1)	46,800	1,710,979
Inpex Corp.(1)	248,900	3,190,237
Japan Tobacco, Inc.(1)	68,200	2,362,912
Keyence Corp.(1)	2,800	1,353,890
Kyocera Corp.(1)	51,000	2,392,977
Lawson, Inc.(1)	31,000	2,119,554
Mitsubishi Estate Co., Ltd.(1)	131,000	3,364,044
MS&AD Insurance Group Holdings, Inc.(1)	73,900	1,621,622
NGK Spark Plug Co., Ltd.(1)	107,300	2,846,818
Nitto Denko Corp.(1)	11,100	611,754
NTT DOCOMO, Inc.(1)	156,200	2,619,016
Sekisui House, Ltd.(1)	215,200	2,692,704
Sompo Japan Nipponkoa Holdings, Inc.(1)	151,700	3,892,802
Sumco Corp.(1)	93,000	1,275,992
Sumitomo Mitsui Financial Group, Inc.(1)	84,900	3,451,212
Sumitomo Mitsui Trust Holdings, Inc.(1)	278,000	1,146,279
Toyota Motor Corp.(1)	102,400	6,159,993

		46,522,356

Jersey — 2.7%
Experian PLC(1)	113,922	1,712,137
Glencore PLC(1)	288,530	1,479,364
Wolseley PLC(1)	58,345	3,100,405

		6,291,906

Netherlands — 5.1%
Akzo Nobel NV(1)	31,629	2,105,508
Reed Elsevier NV(1)	39,461	909,262
Unilever NV CVA(1)	226,442	8,791,723

		11,806,493

Sweden — 2.4%
Nordea Bank AB†(1)	258,536	3,315,554
Svenska Handelsbanken AB, Class A(1)	45,929	2,189,975

		5,505,529

Switzerland — 15.5%
Credit Suisse Group AG(1)	120,735	3,215,998
Holcim, Ltd.(1)	12,934	917,134
Nestle SA(1)	146,182	10,702,091
Novartis AG(1)	91,262	8,464,004
Roche Holding AG(1)	24,638	7,276,992
Swisscom AG(1)	2,453	1,445,815
Zurich Insurance Group AG(1)	13,872	4,198,292

		36,220,326

United Kingdom — 26.9%
Admiral Group PLC(1)	86,081	1,839,072
Aggreko PLC(1)	39,917	973,347
BG Group PLC(1)	217,035	3,617,004
BHP Billiton PLC(1)	46,068	1,192,752
British American Tobacco PLC(1)	193,463	10,988,148
Bunzl PLC(1)	29,467	800,068
Diageo PLC(1)	224,082	6,595,297
GlaxoSmithKline PLC(1)	169,626	3,845,240
HSBC Holdings PLC(1)	232,973	2,384,880
Imperial Tobacco Group PLC(1)	40,502	1,758,571
Lloyds Banking Group PLC†(1)	1,928,778	2,383,360
Meggitt PLC(1)	410,773	2,967,222
Prudential PLC(1)	224,031	5,177,081
Reckitt Benckiser Group PLC(1)	123,867	10,412,264
Reed Elsevier PLC(1)	58,094	955,552
Rio Tinto PLC(1)	23,224	1,109,163
Smiths Group PLC(1)	125,089	2,334,213
Weir Group PLC(1)	88,795	3,247,404

		62,580,638

Total Long-Term Investment Securities (cost $212,029,097)		226,707,572

TOTAL INVESTMENTS — (cost $212,029,097) (3)	97.3%	226,707,572
Other assets less liabilities	2.7	6,296,678

NET ASSETS —	100.0%	$233,004,250

†	Non-income producing security
(1)	Security was valued using fair value procedures at October 31, 2014. The aggregate value of these securities was $223,436,167 representing 95.9% of net assets. Securities are classified as Level 2 based on the security valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	See Note 4 for cost of investments on a tax basis.

CVA — Certification Van Aandelen (Dutch Cert.)

VVPR — London Stock Exchange

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Commonwealth Bank of Australia	JPY	1,290,000,000	USD	11,943,228	11/17/2014	$457,662	$—

Industry Allocation*
Medical-Drugs	13.8%
Tobacco	6.5
Diversified Banking Institutions	4.6
Food-Misc./Diversified	4.6
Soap & Cleaning Preparation	4.5
Oil Companies-Exploration & Production	4.4
Banks-Commercial	4.4
Insurance-Life/Health	3.8
Beverages-Wine/Spirits	3.8
Cosmetics & Toiletries	3.8
Insurance-Property/Casualty	3.2
Auto-Cars/Light Trucks	2.6
Building Products-Cement	2.5
Enterprise Software/Service	2.1
Chemicals-Diversified	2.0
Oil Companies-Integrated	1.9
Insurance-Multi-line	1.8
Electronic Components-Misc.	1.7
Rubber-Tires	1.7
Electric Products-Misc.	1.6
Metal-Diversified	1.6
Real Estate Management/Services	1.4
Machinery-Pumps	1.4
Distribution/Wholesale	1.3
Advertising Services	1.3
Aerospace/Defense	1.3
Auto/Truck Parts & Equipment-Original	1.2
Building-Residential/Commercial	1.2
Cellular Telecom	1.1
Diversified Manufacturing Operations	1.0
Gold Mining	1.0
Retail-Convenience Store	0.9
Steel Pipe & Tube	0.9
Commercial Services-Finance	0.7
Textile-Apparel	0.7
Engineering/R&D Services	0.7
Telephone-Integrated	0.6
Electronic Measurement Instruments	0.6
Electronic Components-Semiconductors	0.6
Diversified Minerals	0.5
Retail-Major Department Stores	0.5
Commercial Services	0.4
Publishing-Periodicals	0.4
Publishing-Books	0.4
Diversified Operations/Commercial Services	0.3

97.3%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Belgium	$—	$—	$0	$0
Canada	3,271,405	—	—	3,271,405
France	—	21,484,046	—	21,484,046
Germany	—	17,816,589	—	17,816,589
Japan	—	46,522,356	—	46,522,356
Netherlands	—	11,806,493	—	11,806,493
Switzerland	—	36,220,326	—	36,220,326
United Kingdom	—	62,580,638	—	62,580,638
Other Countries*	—	27,005,719	—	27,005,719
Other Financial Instruments:@
Open Forward Foreign Currency Contracts-Appreciation	—	457,662	—	457,662

Total	$3,271,405	$223,893,829	$—	$227,165,234

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country clasification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2014

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 93.0%
Bermuda — 1.4%
China Singyes Solar Technologies Holdings, Ltd.(1)	541,000	$1,051,004
REXLot Holdings, Ltd.(1)	8,550,000	894,728
Shenzhen International Holdings, Ltd.(1)	859,250	1,363,924
Skyworth Digital Holdings, Ltd.(1)	2,620,000	1,432,803
VimpelCom, Ltd. ADR	156,180	1,012,046

		5,754,505

Brazil — 8.1%
Arteris SA†	145,810	903,258
Banco do Brasil SA†	394,530	4,415,157
Cia Brasileira de Distribuicao ADR	88,590	3,703,062
Embraer SA†	523,410	5,067,439
Even Construtora e Incorporadora SA†	386,490	836,025
Ez Tec Empreendimentos e Participacoes SA	93,820	802,689
Grendene SA	78,160	551,684
Itau Unibanco Holding SA ADR	546,625	8,068,185
Kroton Educacional SA	596,140	4,248,691
Porto Seguro SA†	193,290	2,316,766
Smiles SA	89,860	1,552,124

		32,465,080

Cayman Islands — 4.3%
ANTA Sports Products, Ltd.(1)	540,000	1,062,415
Anxin-China Holdings, Ltd.(1)	2,624,000	243,343
Baidu, Inc. ADR†	10,480	2,502,310
Geely Automobile Holdings, Ltd.(1)	5,940,000	2,650,892
NetEase, Inc. ADR	45,970	4,354,279
Perfect World Co., Ltd. ADR	60,230	1,251,579
TCL Communication Technology Holdings, Ltd.(1)	660,000	647,561
Tencent Holdings, Ltd.(1)	125,800	2,002,874
Truly International Holdings, Ltd.(1)	1,562,000	796,930
Zhen Ding Technology Holding, Ltd.(1)	612,000	1,681,868

		17,194,051

China — 10.1%
Bank of China, Ltd., Class H(1)	16,496,000	7,885,189
China CITIC Bank Corp., Ltd.(1)	4,460,000	2,905,300
China Construction Bank Corp., Class H(1)	12,081,000	8,995,901
China Petroleum & Chemical Corp., Class H(1)	6,880,600	5,982,348
China Telecom Corp., Ltd., Class H(1)	7,792,000	4,969,072
Great Wall Motor Co., Ltd., Class H(1)	792,500	3,466,032
Huadian Power International Corp., Ltd.(1)	4,124,000	3,157,177
Huaneng Power International, Inc.(1)	1,822,000	2,248,719
Sinotrans, Ltd.(1)	1,568,000	1,243,942

		40,853,680

Egypt — 0.2%
Commercial International Bank of Egypt SAE GDR	114,750	780,300

Greece — 0.3%
OPAP SA(1)	92,000	1,117,282

Hong Kong — 5.8%
China Mobile, Ltd.(1)	949,000	11,829,776
China South City Holdings, Ltd.(1)	1,636,000	745,029
CNOOC, Ltd.(1)	3,773,000	5,896,682
Lenovo Group, Ltd.(1)	3,180,000	4,785,998

		23,257,485

Hungary — 0.2%
Richter Gedeon Nyrt(1)	57,440	876,626

India — 5.6%
HDFC Bank, Ltd. ADR	92,440	4,846,629
Reliance Industries, Ltd. GDR†	91,650	2,969,460
State Bank of India GDR	75,610	6,638,558
Tata Motors, Ltd. ADR	117,300	5,524,830
Wipro, Ltd. ADR	211,170	2,576,274

		22,555,751

Indonesia — 2.3%
Astra International Tbk PT(1)	3,572,000	2,027,414
Bank Negara Indonesia Persero Tbk PT(1)	4,448,400	2,192,088
Telekomunikasi Indonesia Persero Tbk PT(1)	16,886,700	3,875,974
United Tractors Tbk PT(1)	619,000	955,317

		9,050,793

Mexico — 0.9%
Grupo Financiero Banorte SAB de CV, Class O	575,310	3,686,940

Poland — 1.1%
Energa SA(1)	183,357	1,362,420
PGE SA(1)	456,130	2,993,233

		4,355,653

Russia — 6.9%
Aeroflot - Russian Airlines OJSC†	779,200	691,330
Lukoil OAO ADR (LSE)(1)	79,700	3,918,541
Lukoil OAO ADR (OTC)	44,370	2,176,348
MegaFon OAO GDR	113,210	2,649,114
MMC Norilsk Nickel OJSC ADR	234,770	4,369,070
Mobile Telesystems OJSC ADR	269,120	3,848,416
Moscow Exchange MICEX-RTS OAO	784,020	1,058,539
Sberbank of Russia ADR	659,410	4,952,169
Tatneft OAO ADR	119,890	4,271,681

		27,935,208

South Africa — 7.1%
Barloworld, Ltd.(1)	70,719	614,045
Bidvest Group, Ltd.(1)	79,808	2,193,649
MTN Group, Ltd.(1)	378,400	8,376,351
Nedbank Group, Ltd.(1)	145,180	3,161,761
Netcare, Ltd.(1)	581,340	1,758,398
Sasol, Ltd.(1)	124,770	6,233,732
Steinhoff International Holdings, Ltd.(1)	963,706	4,930,182
Telkom SA SOC, Ltd.†(1)	258,900	1,373,735

		28,641,853

South Korea — 19.1%
Amorepacific Corp.(1)	630	1,356,358
BS Financial Group, Inc.(1)	90,175	1,401,541

Coway Co., Ltd.†(1)	24,670	1,876,813
Daesang Corp.(1)	26,170	1,017,991
GS Home Shopping, Inc.(1)	4,230	852,478
Halla Visteon Climate Control Corp.†(1)	45,310	2,025,888
Hankook Tire Co., Ltd.(1)	68,020	3,501,851
Hyundai Motor Co.(1)	32,660	5,208,895
Industrial Bank of Korea(1)	207,540	3,042,584
KEPCO Plant Service & Engineering Co., Ltd.(1)	12,050	989,441
Kia Motors Corp.(1)	91,170	4,447,714
Korea Electric Power Corp.(1)	17,900	780,722
Korea Zinc Co., Ltd.†(1)	3,120	1,173,837
KT&G Corp.(1)	46,500	4,132,857
LG Hausys, Ltd.(1)	6,380	967,384
LS Corp.†(1)	15,000	838,642
Mando Corp.†	7,440	1,402,749
NongShim Co., Ltd.(1)	2,800	700,153
Partron Co., Ltd.(1)	47,990	395,878
Samsung Electronics Co., Ltd.(1)	15,800	18,303,633
Seah Besteel Corp.(1)	23,700	709,078
Shinhan Financial Group Co., Ltd.(1)	130,080	6,125,573
SK Holdings Co., Ltd.(1)	21,900	3,414,235
SK Hynix, Inc.†(1)	124,120	5,717,978
SK Networks Co., Ltd.†(1)	83,300	854,291
SK Telecom Co., Ltd.†(1)	16,320	4,093,261
Wonik IPS Co., Ltd.†(1)	131,940	1,669,045

		77,000,870

Taiwan — 10.3%
AcBel Polytech, Inc.(1)	837,000	947,811
Advanced Semiconductor Engineering, Inc.(1)	3,505,000	4,212,484
Catcher Technology Co., Ltd.†(1)	475,000	4,025,379
Chicony Electronics Co., Ltd.†(1)	758,886	2,185,023
Compeq Manufacturing Co., Ltd.(1)	1,774,000	980,441
Coretronic Corp.(1)	739,000	1,109,992
Inotera Memories, Inc.†(1)	811,000	1,254,468
Inventec Corp.†(1)	1,390,000	967,267
Kenda Rubber Industrial Co., Ltd.(1)	470,350	960,071
Lite-On Technology Corp.†(1)	814,145	1,144,112
Pegatron Corp.(1)	1,095,000	2,001,547
Pou Chen Corp.†(1)	202,000	227,178
Radiant Opto-Electronics Corp.†(1)	371,000	1,302,986
Realtek Semiconductor Corp.†(1)	558,240	1,855,231
Taiwan Semiconductor Manufacturing Co., Ltd.†(1)	1,067,000	4,605,631
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	479,103	10,549,848
Teco Electric and Machinery Co., Ltd.(1)	1,037,000	1,155,949
Vanguard International Semiconductor Corp.(1)	780,000	1,173,719
Wistron NeWeb Corp.(1)	310,880	700,899

		41,360,036

Thailand — 2.4%
Krung Thai Bank PCL NVDR(1)	5,848,600	4,183,060
Quality Houses PCL(1)	5,863,800	774,346
Samart Corp PCL NVDR(1)	1,518,500	1,541,198
Supalai PCL(1)	1,102,500	877,671
Thai Beverage Public Co., Ltd.(1)	1,600,000	944,359
Thai Union Frozen Products PCL NVDR(1)	522,600	1,195,193

		9,515,827

Turkey — 5.3%
Enka Insaat ve Sanayi AS(1)	583,260	1,409,391
Eregli Demir ve Celik Fabrikalari TAS†(1)	2,256,930	4,704,267
TAV Havalimanlari Holding AS(1)	156,100	1,308,406
Tofas Turk Otomobil Fabrikasi AS†(1)	192,380	1,204,988
Tupras Turkiye Petrol Rafinerileri AS†(1)	136,200	2,956,759
Turk Hava Yollari†(1)	918,570	3,005,185
Turkiye Is Bankasi, Class C(1)	1,796,370	4,491,998
Turkiye Vakiflar Bankasi Tao, Class D(1)	1,066,600	2,292,858

		21,373,852

United Arab Emirates — 1.0%
Air Arabia PJSC(1)	1,974,420	722,950
Dubai Islamic Bank PJSC(1)	787,550	1,647,911
First Gulf Bank PJSC(1)	348,538	1,730,459

		4,101,320

United Kingdom — 0.4%
Investec PLC(1)	192,290	1,762,728

United States — 0.2%
CTC Media, Inc.	110,230	701,063

Total Common Stocks (cost $360,190,951)		374,340,903

PREFERRED SECURITIES — 2.0%
Brazil — 2.0%
Banco do Estado do Rio Grande do Sul SA, Class B	177,760	1,061,725
Cia Energetica de Minas Gerais ADR	485,420	2,805,728
Randon Participacoes SA	330,640	832,638
Vale SA ADR	399,510	3,499,707

Total Preferred Securities (cost $12,005,669)		8,199,798

REGISTERED INVESTMENT COMPANIES — 0.5%
JPMorgan Indian Investment Trust PLC†(1) (cost $1,633,337)	234,770	1,819,320

Total Long-Term Investment Securities (cost $373,829,957)		384,360,021

SHORT-TERM INVESTMENT SECURITIES — 3.8%
Time Deposits — 3.8%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 11/03/2014 (cost $15,401,000)	$15,401,000	15,401,000

TOTAL INVESTMENTS — (cost $389,230,957)(2)	99.3%	399,761,021
Other assets less liabilities	0.7	2,823,587

NET ASSETS —	100.0%	$402,584,608

†	Non-income producing security
(1)	Security was valued using fair value procedures at October 31, 2014. The aggregate value of these securities was $270,881,611 representing 67.3% of net assets. Securities are classified as Level 2 based on the security valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

GDR — Global Depository Receipt

LSE — London Stock Exchange

NVDR — Non-Voting Depository Receipt

OTC — Over The Counter US

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of October 31, 2014	Unrealized Appreciation (Depreciation)
313	Long	SGX CNX S&P NIFTY Index	November 2014	$5,049,867	$5,233,673	$183,806

Industry Allocation*
Banks-Commercial	18.1%
Cellular Telecom	7.5
Electronic Components-Semiconductors	6.2
Semiconductor Components-Integrated Circuits	5.7
Auto-Cars/Light Trucks	5.6
Oil Companies-Integrated	4.1
Time Deposits	3.8
Telecom Services	2.4
Oil Refining & Marketing	2.3
Diversified Financial Services	2.2
Electric-Integrated	1.7
Integrated Oils	1.6
Oil Companies-Exploration & Production	1.5
Computers	1.4
Internet Content-Entertainment	1.4
Electric-Generation	1.4
Electronic Components-Misc.	1.3
Aerospace/Defense	1.3
Home Furnishings	1.2
Steel-Producers	1.2
Rubber-Tires	1.1
Airlines	1.1
Metal-Diversified	1.1
Auto/Truck Parts & Equipment-Original	1.1
Schools	1.1
Tobacco	1.0
Metal Processors & Fabrication	1.0
Food-Retail	0.9
Metal-Iron	0.9
Computers-Periphery Equipment	0.8
Banks-Special Purpose	0.8
Circuit Boards	0.6
Computer Services	0.6
Web Portals/ISP	0.6
Real Estate Operations & Development	0.6
Insurance-Multi-line	0.6
Public Thoroughfares	0.5
Food-Wholesale/Distribution	0.5
Retail-Automobile	0.5
Internet Application Software	0.5
Water Treatment Systems	0.5
Closed-End Funds	0.5
Food-Misc./Diversified	0.5
Medical-Hospitals	0.4
Semiconductor Equipment	0.4
Building-Residential/Commercial	0.4
Advertising Services	0.4
Satellite Telecom	0.4
Diversified Operations	0.4
Audio/Video Products	0.4
Building & Construction-Misc.	0.4
Telephone-Integrated	0.3
Electric-Distribution	0.3
Cosmetics & Toiletries	0.3
Airport Development/Maintenance	0.3
Transport-Services	0.3
Food-Canned	0.3
Non-Ferrous Metals	0.3
Engines-Internal Combustion	0.3
Gambling (Non-Hotel)	0.3
Wireless Equipment	0.3
Retail-Apparel/Shoe	0.3
Finance-Other Services	0.3
Building & Construction Products-Misc.	0.3
Banks-Super Regional	0.2
Engineering/R&D Services	0.2
Chemicals-Diversified	0.2
Machinery-Construction & Mining	0.2
Power Converter/Supply Equipment	0.2
Brewery	0.2
Lottery Services	0.2
Medical-Drugs	0.2
Import/Export	0.2
Retail-Misc./Diversified	0.2
Steel-Specialty	0.2
Television	0.2
Telecommunication Equipment	0.2
Footwear & Related Apparel	0.1
Security Services	0.1
Athletic Footwear	0.1

99.3%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2014 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Bermuda	$1,012,046	$4,742,459	$—	$5,754,505
Brazil	32,465,080	—	—	32,465,080
Cayman Islands	8,108,168	9,085,883	—	17,194,051
China	—	40,853,680	—	40,853,680
Egypt	780,300	—	—	780,300
Hong Kong	—	23,257,485	—	23,257,485
India	22,555,751	—	—	22,555,751
Mexico	3,686,940	—	—	3,686,940
Russia	24,016,667	3,918,541	—	27,935,208
South Africa	—	28,641,853	—	28,641,853
South Korea	1,402,749	75,598,121	—	77,000,870
Taiwan	10,549,848	30,810,188	—	41,360,036
Turkey	—	21,373,852	—	21,373,852
United States	701,063	—	—	701,063
Other Countries*	—	30,780,229	—	30,780,229
Preferred Securities	8,199,798	—	—	8,199,798
Registered Investment Companies	—	1,819,320	—	1,819,320
Short-Term Investment Securities:
Time Deposits	—	15,401,000	—	15,401,000
Other Financial Instruments:@
Open Futures Contracts - Appreciation	183,806	—	—	183,806

Total	$111,912,347	$288,032,480	$—	$399,944,827

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Foreign Value Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 95.8%
Australia — 1.7%
Qantas Airways, Ltd.†(1)	12,818,097	$19,060,406

Belgium — 1.0%
UCB SA(1)	132,460	10,701,452

Bermuda — 2.1%
Kunlun Energy Co., Ltd.(1)	8,737,900	11,766,018
Noble Group, Ltd.(1)	12,660,000	11,812,538

		23,578,556

Canada — 2.2%
Bombardier, Inc., Class B	2,762,100	9,092,224
Talisman Energy, Inc.	1,836,850	11,718,159
Trican Well Service, Ltd.	448,300	4,017,417

		24,827,800

China — 7.1%
China CNR Corp., Ltd.†(1)(2)	16,299,900	17,047,358
China Life Insurance Co., Ltd.(1)	4,168,000	12,441,829
China Telecom Corp., Ltd., Class H(1)	32,887,383	20,972,763
CSR Corp., Ltd., Class H(1)(2)	17,621,500	18,316,228
Shanghai Pharmaceuticals Holding Co., Ltd.(1)	2,133,100	5,339,097
Sinopharm Group Co., Ltd.(1)	1,370,400	5,377,531

		79,494,806

France — 10.7%
AXA SA(1)	473,514	10,940,730
BNP Paribas SA(1)	263,970	16,645,756
Cie de St-Gobain(1)	347,300	14,936,790
Cie Generale des Etablissements Michelin(1)	124,955	10,866,447
Credit Agricole SA(1)	681,140	10,114,913
Lafarge SA(1)	99,830	6,943,477
Orange SA(1)	668,610	10,640,044
Sanofi(1)	161,528	14,961,954
Total SA(1)	167,370	9,987,581
Vivendi SA(1)	573,965	14,041,780

		120,079,472

Germany — 8.8%
Bayer AG(1)	131,090	18,645,548
Commerzbank AG†(1)	526,060	7,925,244
Deutsche Boerse AG(1)	218,670	14,929,498
Deutsche Lufthansa AG(1)	834,740	12,329,776
HeidelbergCement AG(1)	176,770	12,039,465
Merck KGaA(1)	126,200	11,401,614
Metro AG†(1)	254,270	8,106,229
Muenchener Rueckversicherungs AG(1)	47,060	9,250,878
Siemens AG(1)	39,890	4,496,655

		99,124,907

Hong Kong — 1.8%
China Mobile, Ltd.(1)	1,170,500	14,590,888
Hutchison Whampoa, Ltd.(1)	401,000	5,094,531

		19,685,419

Ireland — 1.6%
CRH PLC (1)	580,125	12,881,333
Perrigo Co. PLC	29,419	4,749,698

		17,631,031

Israel — 1.5%
Teva Pharmaceutical Industries, Ltd. ADR	300,197	16,952,125

Italy — 3.3%
Eni SpA(1)	470,320	10,016,561
Intesa Sanpaolo SpA(1)	3,745,401	10,995,015
Saipem SpA†(1)	781,341	12,257,407
UniCredit SpA(1)	458,213	3,313,510

		36,582,493

Japan — 8.5%
Canon, Inc.(1)	314,900	9,698,188
ITOCHU Corp.(1)	731,900	8,961,013
Konica Minolta, Inc.(1)	1,463,500	16,562,696
Mazda Motor Corp.(1)	301,800	7,251,618
Nikon Corp.(1)	721,100	9,890,654
Nissan Motor Co., Ltd.(1)	1,503,700	13,917,925
Suntory Beverage & Food, Ltd.(1)	382,800	13,795,715
Toyota Motor Corp.(1)	250,800	15,087,170

		95,164,979

Netherlands — 6.1%
Akzo Nobel NV(1)	232,110	15,451,312
ING Groep NV CVA†(1)	1,327,620	19,077,698
Koninklijke Philips NV(1)	229,399	6,416,618
LyondellBasell Industries NV, Class A	57,130	5,234,822
NN Group NV†(1)	180,960	5,169,332
QIAGEN NV†(1)	184,392	4,329,257
SBM Offshore NV†(1)	336,215	4,215,219
TNT Express NV(1)	1,484,910	8,630,550

		68,524,808

Norway — 1.7%
Statoil ASA(1)	328,720	7,513,094
Telenor ASA(1)	524,000	11,775,649

		19,288,743

Portugal — 0.7%
Galp Energia SGPS SA(1)	528,450	7,681,548

Russia — 1.8%
MMC Norilsk Nickel OJSC (OTC) ADR	190,797	3,550,732
MMC Norilsk Nickel OJSC (LSE) ADR(1)	607,410	11,321,873
Mobile Telesystems OJSC ADR	406,101	5,807,244

		20,679,849

Singapore — 2.0%
DBS Group Holdings, Ltd.(1)	1,072,950	15,504,855
Singapore Telecommunications, Ltd.(1)	2,426,000	7,117,307

		22,622,162

South Korea — 8.7%
Hana Financial Group, Inc.(1)	475,620	16,427,280
Hyundai Mobis†(1)	32,559	7,761,144
Hyundai Motor Co.(1)	74,107	11,819,215
KB Financial Group, Inc. ADR	318,766	12,336,244

LG Electronics, Inc.(1)	199,664	12,209,293
POSCO(1)	52,741	15,159,259
Samsung Electronics Co., Ltd. GDR*	38,513	22,144,975

		97,857,410

Spain — 2.2%
International Consolidated Airlines Group SA†(1)	442,720	2,905,221
Repsol SA(1)	380,842	8,518,215
Telefonica SA(1)	902,694	13,574,602

		24,998,038

Sweden — 2.2%
Getinge AB, Class B(1)	504,710	11,704,414
Telefonaktiebolaget LM Ericsson, Class B(1)	1,114,464	13,177,772

		24,882,186

Switzerland — 5.6%
Credit Suisse Group AG(1)	295,356	7,867,348
Lonza Group AG(1)	117,966	13,012,065
Novartis AG(1)	86,270	8,001,026
Roche Holding AG(1)	58,120	17,166,115
Swiss Re AG†(1)	157,215	12,714,222
UBS AG(1)	253,816	4,411,338

		63,172,114

United Kingdom — 14.5%
Aviva PLC(1)	1,360,570	11,352,685
BAE Systems PLC(1)	1,071,271	7,871,364
Barclays PLC(1)	3,633,100	13,926,227
BP PLC(1)	1,030,322	7,422,849
British Sky Broadcasting Group PLC(1)	778,980	11,046,913
GlaxoSmithKline PLC(1)	496,067	11,245,308
HSBC Holdings PLC(1)	254,800	2,596,839
HSBC Holdings PLC ADR	348,199	17,765,113
Kingfisher PLC(1)	2,896,740	14,038,144
Lloyds Banking Group PLC†(1)	11,912,420	14,719,985
Marks & Spencer Group PLC(1)	1,551,140	10,106,865
Rexam PLC(1)	716,133	5,457,492
Royal Dutch Shell PLC ADR	140,618	10,499,946
Tesco PLC(1)	3,920,690	10,903,857
Vodafone Group PLC(1)	4,343,483	14,432,673

		163,386,260

Total Common Stocks (cost $950,390,137)		1,075,976,564

PREFERRED SECURITIES — 1.2%
Brazil — 1.2%
Petroleo Brasileiro SA ADR (cost 17,374,892)	1,118,271	13,676,454

Total Long-Term Investment Securities (cost $967,765,029)		1,089,653,018

SHORT-TERM INVESTMENT SECURITIES — 3.1%
Time Deposits — 3.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 11/03/2014 (cost $34,884,000)	$34,884,000	$34,884,000

TOTAL INVESTMENTS — (cost $1,002,649,029)(3)	100.1%	1,124,537,018
Liabilities in excess of other assets	(0.1)	(603,777)

NET ASSETS —	100.0%	$1,123,933,241

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2014, the aggregate value of these securities was $22,144,975 representing 2.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at October 31, 2014. The aggregate value of these securities was $952,107,865 representing 84.7% of net assets. Securities are classified as Level 2 based on the security valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Illiquid security. At October 31, 2014, the aggregate value of these securities was $35,363,586 representing 3.1% of net assets.
(3)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

GDR — Global Depository Receipt

LSE — London Stock Exchange

OTC — Over the Counter U.S.

Industry Allocation*
Medical-Drugs	8.2%
Diversified Banking Institutions	8.1
Oil Companies-Integrated	6.7
Telecom Services	4.8
Banks-Commercial	4.8
Auto-Cars/Light Trucks	4.2
Machinery-General Industrial	3.1
Time Deposits	3.1
Cellular Telecom	3.1
Airlines	3.1
Building Products-Cement	2.9
Diversified Financial Services	2.6
Insurance-Life/Health	2.5
Photo Equipment & Supplies	2.4
Telephone-Integrated	2.1
Oil Companies-Exploration & Production	2.0
Electronic Components-Semiconductors	2.0
Insurance-Reinsurance	1.9
Medical-Generic Drugs	1.9
Oil-Field Services	1.9
Chemicals-Diversified	1.8
Food-Retail	1.7
Diversified Operations	1.6
Steel-Producers	1.3
Building & Construction Products-Misc.	1.3
Finance-Other Services	1.3
Metal-Diversified	1.3
Retail-Building Products	1.2
Beverages-Non-alcoholic	1.2
Diversified Manufacturing Operations	1.2
Wireless Equipment	1.2
Chemicals-Specialty	1.2
Electric Products-Misc.	1.1
Medical Instruments	1.0
Cable/Satellite TV	1.0
Insurance-Multi-line	1.0
Rubber-Tires	1.0
Retail-Major Department Stores	0.9
Office Automation & Equipment	0.9
Import/Export	0.8
Transport-Services	0.8
Aerospace/Defense	0.7
Auto/Truck Parts & Equipment-Original	0.7
Electronic Components-Misc.	0.6
Containers-Metal/Glass	0.5
Medical-Wholesale Drug Distribution	0.5
Retail-Drug Store	0.5
Diagnostic Kits	0.4

100.1%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Canada	$24,827,800	$—	$—	$24,827,800
China	—	79,494,806	—	79,494,806
France	—	120,079,472	—	120,079,472
Germany	—	99,124,907	—	99,124,907
Ireland	4,749,698	12,881,333	—	17,631,031
Israel	16,952,125	—	—	16,952,125
Japan	—	95,164,979	—	95,164,979
Netherlands	5,234,822	63,289,986	—	68,524,808
Russia	9,357,976	11,321,873	—	20,679,849
South Korea	34,481,219	63,376,191	—	97,857,410
Switzerland	—	63,172,114	—	63,172,114
United Kingdom	28,265,059	135,121,201	—	163,386,260
Other Countries*	—	209,081,003	—	209,081,003
Preferred Securities	13,676,454	—	—	13,676,454
Short-Term Investment Securities:
Time Deposit	—	34,884,000	—	34,884,000

Total	$137,545,153	$986,991,865	$—	$1,124,537,018

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country Classification , please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS—October 31, 2014—(unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (“the Board”), etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Portfolios’ net assets as of October 31, 2014 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, each Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded over the counter will be valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level 1. Option contracts on swaps (“Swaptions”) and other option derivatives (i.e., straddle options) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter will be valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. eastern time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: Certain Portfolios may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance return. During the period ended October 31, 2014, the Global Bond, Total Return Bond, VCP Total Return BalancedSM, VCPSM Value, Telecom Utility, and International Growth and Income Portfolios used forward currency contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. In addition, the Total Return Bond Portfolio also used forward currency contracts to enhance return. The International Diversified Equities Portfolio used forward currency contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates as well as to manage and/or gain exposure to certain foreign currencies. Forward contracts are reported on a schedule following the Portfolio of Investments. As of October 31, 2014, each of the preceding Portfolios had open forward contracts, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: Certain Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. During the period ended October 31, 2014, the Corporate Bond Portfolio used futures contracts to manage duration and yield curve positioning. The Global Bond Portfolio used futures contracts to increase or decrease exposure to equity and bond markets. The Total Return Bond and VCP Total Return BalancedSM Portfolios used futures contracts to increase or decrease exposure to bond markets, to manage duration and yield curve positioning, and hedge against changes in interest rates. The Balanced Portfolio used futures contracts to increase or decrease exposure to equity and bond markets and to hedge against changes in interest rates, and prices of bonds. The SunAmerica Dynamic Allocation, SunAmerica Dynamic Strategy, Equity Index, and Emerging Market Portfolios used futures contracts to increase or decrease exposure to equity markets. Futures contracts are reported on a schedule following the Portfolio of Investments. As of October 31, 2014, each of the preceding Portfolios had open futures contracts, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since the futures contracts are generally exchange-traded.

Options: Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income. During the period ended October 31, 2014, the Total Return Bond and VCP Total Return BalancedSM Portfolios used option contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income. Option contracts are reported on a schedule following the Portfolio of Investments. As of October 31, 2014, each of the preceding Portfolios had open option contracts, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked-to-market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Portfolios of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby. Transactions in options written during the period ended October 31, 2014 are summarized as follows:

	Written Options
	Total Return Bond Portfolio			VCP Total Return Balancedsm Porrtfolio
	Number of Contracts	Notional Amounts	Premiums Received	Number of Contracts	Notional Amounts	Premiums Received
Options outstanding as of January 31, 2014	1,913	$755,000,000	$3,380,521	8	$15,800,000	$35,657
Options written	1,552	1,039,600,000	3,909,675	—	17,100,000	60,045
Options terminated in closing purchase transactions	—	(528,500,000)	(888,896)	—	(12,600,000)	(21,786)
Options exercised	—	(36,000,000)	(114,843)	—	—	—
Options expired (written)	(2,675)	(594,000,000)	(2,693,225)	(4)	(3,200,000)	(10,814)

Options outstanding as of October 31, 2014	790	$636,100,000	$3,593,232	4	$17,100,000	$63,102

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Portfolios face the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, the Portfolios have no credit exposure to the counterparty as the CCP stands between the portfolios and the counterparty. Swaps are marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, the Portfolios will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolios’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. The Portfolios amortize upfront payments and receipts on the swap contracts on a daily basis. Net periodic payments made or received by the Portfolios are included as part of realized gain (loss).

Credit Default Swap Agreements: Certain Portfolios may enter into credit default swap agreements (“credit default swaps”) for various purposes, including managing credit risk (i.e., hedging), enhancing returns, a substitute for physical securities or speculation. During the period ended October 31, 2014, the Global Bond, Total Return Bond and VCP Total Return BalancedSM Portfolios used credit default swaps to manage credit risk (i.e., hedging). In addition, the Total Return Bond and VCP Total Return BalancedSM Portfolios also used credit default swaps as a substitute for physical securities. Credit default swaps are reported on a schedule following the Portfolios of Investments. As of October 31, 2014, each of the preceding Portfolios had open credit default swaps, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

Credit default swaps are bilateral contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its Portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium, the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. The Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are bilateral contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where a Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a Portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are disclosed in the footnotes to the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding as of October 31, 2014 for which a Portfolio is the seller of protection, if any, are disclosed in the footnotes to the Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Equity Swap Agreements: Certain Portfolios may enter into equity swap agreements (“equity swaps”) a type of total return swap, for various purposes, including to hedge exposure to market risk, to gain exposure to a security or market index or to enhance total return. During the period ended October 31, 2014, the VCP Total Return BalancedSM Portfolio used equity swaps to gain exposure to a security or market index and to enhance total return. Equity swaps are reported on a schedule following the Portfolio of Investments. As of October 31, 2014, the VCP Total Return BalancedSM Portfolio had open equity swaps, which are reported on a schedule following the Portfolio’s Portfolio of Investments.

Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to the Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Interest Rate Swap Agreements: Certain Portfolios may enter into interest rate swap agreements (“interest rate swaps”) for various purposes, including managing exposure to fluctuations in interest rates, a substitute for physical securities or for speculation. During the period ended October 31, 2014, the Global Bond, Total Return Bond and VCP Total Return BalancedSM Portfolios used interest rate swap agreements to manage exposure to fluctuations in interest rates. In addition, the Total Return Bond Portfolio also used interest rate swaps as a substitute for physical securities. Interest rate swaps are reported on a schedule following the Portfolio of Investments. As of October 31, 2014, the Global Bond, Total Return Bond and VCP Total Return BalancedSM Portfolios had open interest rate swaps, which are reported on a schedule following each Portfolio’s Portfolio of Investments. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, the Portfolios expect to achieve an acceptable degree of correlation between their respective Portfolio investments and their interest rate positions. Portfolios will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Portfolio securities transactions.

Risks of Entering into Swap Agreements: Risks to the Portfolios of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk or documentation risk. By entering into swap agreements, the Portfolios may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Portfolio may suffer a loss.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Portfolio’s financial statements.

The following tables present the value of derivatives held as of October 31, 2014, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of October 31, 2014, please refer to the Portfolio of Investments.

	Corporate Bond Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Interest rate contracts
Futures contracts (variation margin)(2)(3)	$79,688	$—

(1)	The Portfolio’s derivative contracts held during the period ended October 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $20,894,271
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(277,238) as reported in the Portfolio of Investments.

	Global Bond Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Interest rate contracts
Futures contracts (variation margin)(2)(3)	$100,168	$161,696
Unrealized appreciation (depreciation) on interest rate swaps(4)	2,003,828	4,356,839

Credit contracts
Unrealized appreciation (depreciation) on credit default swaps(5)	129,866	2,324

Foreign exchange contracts(6)	3,273,962	4,187,227

	$5,507,824	$8,708,086

(1)	The Portfolio’s derivative contracts held during the period ended October 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for interest rate futures contracts was $453,433,710
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $259,644 as reported in the Portfolio of Investments.
(4)	The average notional amount outstanding for interest rate swap contracts was $572,581,728
(5)	The average notional amount outstanding for credit default swap contracts was $18,486,127
(6)	The average notional amount outstanding for forward foreign currency contracts was $342,778,186

	Total Return Bond Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Interest rate contracts
Futures contracts (variation margin)(2)(8)	$642,441	$1,032,003
Call and put options written at value(4)	—	2,190,710
Unrealized appreciation (depreciation) on interest rate swaps(5)	2,835,985	8,441,237

Credit contracts
Unrealized appreciation (depreciation) on credit default swaps(6)	1,314,545	292,347

Foreign exchange contracts
Call and put options written at value(7)	—	540,546
Unrealized appreciation (depreciation) on forward foreign currency contracts(3)	38,606,934	10,997,327

	$43,399,905	$23,494,170

(1)	The Portfolio’s derivative contracts held during the period ended October 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for interest rate futures contracts was $1,698,188,486
(3)	The average notional amount outstanding for forward foreign currency contracts was $766,848,285
(4)	The average notional amount outstanding for written options contracts on interest rate contracts was $529,121,853
(5)	The average notional amount outstanding for interest rate swap contracts was $272,009,588
(6)	The average notional amount outstanding for credit default swap contracts was $160,690,996
(7)	The average notional amount outstanding for written options contracts on currency contracts was $12,655,052
(8)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $3,032,580 as reported in the Portfolio of Investments.

	Balanced Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(4)	$15,960	$—
Interest rate contracts
Futures contracts (variation margin)(3)(4)	8,437	18,922

	$24,397	$18,922

(1)	The Portfolio’s derivative contracts held during the period ended October 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $1,447,052
(3)	The average value outstanding for interest rate futures contracts was $9,916,854
(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $80,764 as reported in the Portfolio of Investments.

	SunAmerica Dynamic Allocation Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(3)	$3,049,236	$—

(1)	The Portfolio’s derivative contracts held during the period ended October 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $1,605,834,865
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $3,618,528 as reported in the Portfolio of Investments.

	SunAmerica Dynamic Strategy Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$2,016,660

(1)	The Portfolio’s derivative contracts held during the period ended October 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $509,745,916
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(12,630,116) as reported in the Portfolio of Investments.

	VCP Total Return BalancedSM Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(7)	$212,370	$—
Unrealized appreciation (depreciation) on total return swaps(9)	—	—

Interest rate contracts
Futures contracts (variation margin)(3)(7)	3,375	—
Call and Put options written at value(4)	—	54,752
Unrealized appreciation (depreciation) on interest rate swaps(6)	—	46,035

Credit contracts
Unrealized appreciation (depreciation) on credit default swaps(5)	96,677	—

Foreign exchange contracts(8)	45,999	27,555

	$358,421	$128,342

(1)	The Portfolio’s derivative contracts held during the period ended October 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $85,235,442
(3)	The average value outstanding for interest rate futures contracts was $779,727
(4)	The average notional amount outstanding for written options contracts was $6,990,000
(5)	The average notional amount outstanding for credit default swap contracts was $30,033,333
(6)	The average notional amount outstanding for interest rate swap contracts was $535,420
(7)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $3,655,861 as reported in the Portfolio of Investments.
(8)	The average notional amount outstanding for forward foreign currency contracts was $1,757,037
(9)	The average notional amount outstanding for total return swap contracts was $19,967,558

	VCPSM Value Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Foreign exchange contracts(2)	$156,962	$—

(1)	The Portfolio’s derivative contracts held during the period ended October 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $6,909,227

	Telecom Utility Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Foreign exchange contracts(2)	$67,949	$604

(1)	The Portfolio’s derivative contracts held during the period ended October 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $6,528,765

	Equity Index Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(3)	$98,040	$—

(1)	The Portfolio’s derivative contracts held during the period ended October 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $10,304,472
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $84,340 as reported in the Portfolio of Investments.

	International Growth and Income Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Foreign exchange contracts(2)	$1,690,492	$3,813,313

(1)	The Portfolio’s derivative contracts held during the period ended October 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $166,323,910

	International Diversified Equities Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Foreign exchange contracts(2)	$457,662	$—

(1)	The Portfolio’s derivative contracts held during the period ended October 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $35,254,422

	Emerging Markets Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(3)	$104,229	$—

(1)	The Portfolio’s derivative contracts held during the period ended October 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $7,216,186
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $183,806 as reported in the Portfolio of Investments.

Note 2. Repurchase Agreements

As of October 31, 2014, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

Portfolio	Percentage Interest	Principal Amount
High Yield Bond	5.56%	$11,294,000
Equity Index	5.26	10,682,000
“Dogs” of Wall Street	1.25	2,534,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated October 31, 2014, bearing interest at a rate of 0.00% per annum, with a principal amount of $203,059,000 a repurchase price of $203,059,000 and a maturity date of November 3, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.63%	6/30/19	$139,635,000	$140,873,423
U.S. Treasury Note	2.13	8/15/21	55,510,000	56,155,803
U.S. Treasury Bond	8.13	8/15/21	5,750,000	8,118,103
U.S. Treasury Bond	8.00	11/15/21	1,380,000	1,976,662

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Mutual Funds (SunAmerica Series Trust, Anchor Series Trust and Seasons Series Trust) and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the period ended October 31, 2014, transactions in these securities were as follows:

SunAmerica Dynamic Allocation Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2014	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at October 31, 2014
SunAmerica Series Trust
Corporate Bond Portfolio, Class 1	$17,663,502	$—	$277,344,545	$196,687,770	$—	$—	$(2,389,141)	$471,643,174
Global Bond Portfolio, Class 1	—	—	47,505,742	18,772,469	—	—	(720,705)	65,557,506
High-Yield Bond Portfolio, Class 1	6,525,944	—	92,302,476	44,070,883	—	—	(3,557,911)	132,815,448
Total Return Bond Portfolio, Class 1	5,983,395	—	332,250,196	138,062,991	—	—	6,153,274	476,466,461
Equity Index Portfolio, Class 1	8,828,023	—	475,940,745	174,180,840	63,000,000	18,345,687	46,251,850	651,719,122
Growth-Income Portfolio, Class 1	14,024,471	—	190,033,790	89,114,346	—	—	18,993,675	298,141,811
MFS Massachusetts Portfolio, Class 1	15,622,710	—	240,956,166	109,485,056	—	—	13,208,277	363,649,499
Fundamental Growth Portfolio, Class 1	—	—	148,206,433	5,657,374	87,000,000	24,859,085	(14,503,615)	77,219,277
Blue Chip Growth Portfolio	10,983,122	—	2,024,523	267,176,458	—	—	2,949,307	272,150,288
Real Estate Portfolio, Class 1	6,259,193	—	41,864,733	25,031,662	—	—	4,143,670	71,040,065
Small Company Value Portfolio, Class 1	4,811,861	—	98,705,222	42,356,798	—	—	(513,292)	140,548,728
Mid Cap Growth Portfolio, Class 1	6,039,261	—	51,856,872	24,811,729	—	—	149,967	76,818,568
Aggressive Growth Portfolio, Class 1	—	—	40,019,442	15,044,827	—	—	1,663,324	56,727,593
Growth Opportunities Portfolio, Class 1	8,760,882	—	50,210,726	27,533,351	—	—	(7,555,753)	70,188,324
International Growth and Income Portfolio, Class 1	1,192,526	—	46,692,475	19,964,995	—	—	(2,099,222)	64,558,248
Global Equities Portfolio, Class 1	1,896,453	—	233,726,308	55,716,154	25,000,000	6,491,234	8,979,878	279,913,574
Emerging Markets Portfolio, Class 1	2,292,618	—	120,013,276	58,610,026	—	—	7,977,997	186,601,299
Foreign Value Portfolio, Class 1	4,139,239	—	142,805,881	199,871,805	—	—	(16,887,980)	325,789,706
Seasons Series Trust
Stock Portfolio, Class 1	—	—	206,747,046	72,627,329	—	—	25,097,351	304,471,726
Large Cap Growth Portfolio, Class 1	—	—	81,192,182	12,303,684	12,000,000	2,531,146	7,804,039	91,831,051
Large Cap Value Portfolio, Class 1	—	—	189,002,035	75,089,876	—	—	24,626,309	288,718,220
Mid Cap Growth Portfolio, Class 1	—	—	49,350,835	18,772,469	—	—	5,184,122	73,307,426
Mid Cap Value Portfolio, Class 1	—	—	99,369,732	30,832,717	60,000,000	19,016,869	(6,269,690)	82,949,628
Small Cap Portfolio, Class 1	—	—	59,094,067	22,500,111	—	—	3,925,121	85,519,299
International Equity Portfolio, Class 1	—	—	182,278,628	75,089,875	—	—	569,439	257,937,942
Diversified Fixed Income Portfolio, Class 1	—	—	331,284,884	132,079,596	—	—	11,698,686	475,063,166
Real Return Portfolio, Class 1	—	—	135,896,958	39,927,954	50,000,000	(3,037,539)	4,562,591	127,349,964
Focus Growth Portfolio, Class 1	—	—	67,282,932	16,309,922	—	—	6,074,764	89,667,618
Focus Value Portfolio, Class 1	—	—	93,226,629	37,544,938	—	—	13,248,416	144,019,983
Anchor Series Trust
Government and Quality Bond Portfolio, Class 1	4,940,253	—	197,150,051	80,030,129	—	—	1,728,177	278,908,357
Growth and Income Portfolio, Class 1	3,958,151	—	96,617,434	41,503,089	—	—	10,893,677	149,014,200
Growth Portfolio, Class 1	1,536,018	—	195,393,522	76,625,894	—	—	22,123,641	294,143,057
Capital Appreciation Portfolio, Class 1	24,362,567	—	100,186,688	61,907,501	—	—	(5,731,954)	156,362,235
Natural Resources Portfolio, Class 1	632,818	—	41,167,363	19,405,287	—	—	(3,976,992)	56,595,658

	$150,453,007	$—	$4,757,700,537	$2,324,699,905	$297,000,000	$68,206,482	$183,801,297	$7,037,408,221

SunAmerica Dynamic Strategy Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2014	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at October 31, 2014
SunAmerica Series Trust
Corporate Bond Portfolio, Class 1	$5,166,032	$—	$78,841,758	$61,306,824	$—	$—	$(860,561)	$139,288,021
Global Bond Portfolio, Class 1	—	—	37,407,719	28,070,396	—	—	(903,097)	64,575,018
High-Yield Bond Portfolio, Class 1	3,365,767	—	39,823,102	31,436,163	—	—	(2,094,441)	69,164,824
Total Return Bond Portfolio, Class 1	2,518,210	—	113,816,390	86,729,399	—	—	2,200,405	202,746,194
Equity Index Portfolio, Class 1	5,489,517	—	221,085,769	159,876,696	—	—	35,163,669	416,126,134
Growth-Income Portfolio, Class 1	9,161,600	—	99,292,734	91,809,879	—	—	10,325,005	201,427,618
Equity Opportunities Portfolio, Class 1	428,936	—	60,956,447	42,534,530	—	—	9,629,085	113,120,062
Davis Venture Value Portfolio, Class 1	16,732,874	—	100,210,338	86,908,863	—	—	(5,389,373)	181,729,828
Dogs of Wall Street Portfolio, Class 1	5,795,475	—	59,938,766	47,901,069	—	—	4,202,846	112,042,681
Alliance Growth Portfolio, Class 1	—	—	41,957,723	28,070,396	—	—	8,496,531	78,524,650
Capital Growth Portfolio, Class 1	12,656	—	—	30,484,945	—	—	1,479,015	31,963,960
MFS Massachusetts Investors Trust Portfolio, Class 1	10,981,901	—	141,429,587	109,228,288	—	—	7,544,134	258,202,009
Real Estate Portfolio, Class 1	6,590,705	—	37,106,708	34,661,101	—	—	3,688,461	75,456,270
Small Company Value Portfolio, Class 1	3,586,613	—	61,133,014	45,692,208	—	—	(927,148)	105,898,074
Mid Cap Growth Portfolio, Class 1	2,992,616	—	21,569,249	17,027,815	—	—	(148,944)	38,448,120
Marsico Focused Growth, Class 1	8,973,997	—	83,383,428	65,114,785	—	—	5,131,503	153,629,716
Growth Opportunities Portfolio, Class 1	1,887,591	—	14,545,690	1,887,591	—	—	(1,674,104)	14,759,177
Small & Mid Cap Value Portfolio, Class 1	11,185,804	—	40,502,991	39,256,201	—	—	(7,542,059)	72,217,133
International Growth & Income Portfolio, Class 1	1,818,092	—	59,252,328	43,923,685	—	—	(3,689,576)	99,486,437
Global Equities Portfolio, Class 1	718,334	—	60,069,644	42,823,929	—	—	4,220,525	107,114,098
Foreign Value Portfolio, Class 1	2,081,138	—	99,626,988	72,257,128	—	—	(6,281,125)	165,602,991
Seasons Series Trust
Large Cap Growth Portfolio, Class 1	—	—	55,694,313	32,633,306	12,000,000	2,705,370	6,555,929	85,588,918
Large Cap Value Portfolio, Class 1	—	—	145,904,932	112,281,584	—	—	20,901,073	279,087,589
Mid Cap Growth Portfolio, Class 1	—	—	20,704,128	14,035,198	—	—	2,428,598	37,167,924
Mid Cap Value Portfolio, Class 1	—	—	40,482,450	28,070,396	—	—	5,700,377	74,253,223
Small Cap Portfolio, Class 1	—	—	20,680,926	14,035,199	—	—	1,545,705	36,261,830
International Equities Portfolio, Class 1	—	—	52,592,786	42,105,594	—	—	(439,586)	94,258,794
Diversified Fixed Income Portfolio, Class 1	—	—	37,328,604	28,070,396	—	—	1,484,763	66,883,763
Real Return Portfolio, Class 1	—	—	20,925,980	14,035,198	—	—	328,150	35,289,328
Focus Value Portfolio, Class 1	—	—	59,410,769	32,633,305	12,000,000	2,853,851	5,675,238	88,573,163
Anchor Series Trust
Government & Quality Bond Portfolio, Class 1	1,715,816	—	55,929,831	43,821,410	—	—	472,990	100,224,231

	$101,203,674	$—	$1,981,605,092	$1,528,723,477	$24,000,000	$5,559,221	$107,223,988	$3,599,111,778

Equity Index Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2014	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at October 31, 2014
American International Group, Inc. — Common Stock	$68,479	$—	$2,867,193	$1,153,034	$61,470	$30,156	$307,829	$4,296,742

At October 31, 2014, the following affiliates owned outstanding shares of the following Portfolios:

Portfolio	Holder	Percentage
Corporate Bond	SunAmerica Dynamic Allocation Portfolio	28%
	SunAmerica Dynamic Strategy Portfolio	8%
Global Bond	SunAmerica Dynamic Allocation Portfolio	14%
	SunAmerica Dynamic Strategy Portfolio	14%
High Yield Bond	SunAmerica Dynamic Allocation Portfolio	27%
	SunAmerica Dynamic Strategy Portfolio	14%
Total Return Bond	SunAmerica Dynamic Allocation Portfolio	27%
	SunAmerica Dynamic Strategy Portfolio	11%
Equity Index	SunAmerica Dynamic Allocation Portfolio	60%
	SunAmerica Dynamic Strategy Portfolio	38%
Growth-Income	SunAmerica Dynamic Allocation Portfolio	33%
	SunAmerica Dynamic Strategy Portfolio	22%
Equity Opportunities	SunAmerica Dynamic Strategy Portfolio	45%
Davis Venture Value	SunAmerica Dynamic Strategy Portfolio	13%
Dogs of Wall Street	SunAmerica Dynamic Strategy Portfolio	40%
Alliance Growth	SunAmerica Dynamic Strategy Portfolio	17%
Capital Growth	SunAmerica Dynamic Strategy Portfolio	34%
MFS Massachusetts Investors Trust	SunAmerica Dynamic Allocation Portfolio	33%
	SunAmerica Dynamic Strategy Portfolio	23%
Fundamental Growth	SunAmerica Dynamic Allocation Portfolio	35%
Blue Chip Growth	SunAmerica Dynamic Allocation Portfolio	70%
Real Estate	SunAmerica Dynamic Allocation Portfolio	15%
	SunAmerica Dynamic Strategy Portfolio	16%
Small Company Value	SunAmerica Dynamic Allocation Portfolio	28%
	SunAmerica Dynamic Strategy Portfolio	21%
Mid-Cap Growth	SunAmerica Dynamic Allocation Portfolio	22%
	SunAmerica Dynamic Strategy Portfolio	11%
Aggressive Growth	SunAmerica Dynamic Allocation Portfolio	41%
Growth Opportunities	SunAmerica Dynamic Allocation Portfolio	23%
	SunAmerica Dynamic Allocation Portfolio	5%
Marsisco Focused Growth	SunAmerica Dynamic Strategy Portfolio	46%
Small & Mid Cap Value	SunAmerica Dynamic Strategy Portfolio	11%
International Growth and Income	SunAmerica Dynamic Allocation Portfolio	16%
	SunAmerica Dynamic Strategy Portfolio	24%
Global Equities	SunAmerica Dynamic Allocation Portfolio	57%
	SunAmerica Dynamic Strategy Portfolio	22%
Emerging Markets	SunAmerica Dynamic Allocation Portfolio	46%
Foreign Value	SunAmerica Dynamic Allocation Portfolio	29%
	SunAmerica Dynamic Strategy Portfolio	15%

The SunAmerica Dynamic Allocation and the SunAmerica Dynamic Strategy Portfolios (the “Dynamic Portfolios”) do not invest in funds advised by SAAMCo (each a “SAAMCo Fund” and collectively, the “SAAMCo Funds”) for the purpose of exercising management of control; however, investments by the Dynamic Portfolios within the set limits may represent a significant portion of the SAAMCo Funds’ net assets. At October 31, 2014, each Dynamic Portfolio held less than 71% of the outstanding shares of any underlying SAAMCo Fund. In addition, the Dynamic Portfolios, in aggregate, held less than 98% of the outstanding shares of any underlying SAAMCo Fund.

Note 4. Federal Income Taxes

As of October 31, 2014, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Cash Management	$6,825	$(66,382)	$(59,557)	$272,260,149
Corporate Bond	89,664,363	(10,892,446)	78,771,917	1,587,762,940
Global Bond	6,656,413	(13,244,154)	(6,587,741)	470,218,456
High-Yield Bond	10,557,844	(18,791,900)	(8,234,056)	485,026,336
Total Return Bond	22,716,323	(32,346,125)	(9,629,802)	1,838,473,559
Balanced	26,858,864	(3,746,080)	23,112,784	215,914,147
MFS Total Return	125,696,508	(10,877,805)	114,818,703	530,200,030
SunAmerica Dynamic Allocation	618,601,219	(31,854,830)	586,746,389	8,086,374,044
SunAmerica Dynamic Strategy	234,782,342	(19,597,936)	215,184,406	4,199,839,107
VCP Total Return Balancedsm	926,725	(48,074)	878,651	184,680,436
VCPsm Value	10,209,463	(3,370,982)	6,838,481	197,574,350
Telecom Utility	9,774,178	(1,979,775)	7,794,403	47,584,290
Equity Index	175,299,845	(7,500,545)	167,799,300	918,972,048
Growth-Income	162,712,418	(1,582,864)	161,129,554	736,560,004
Equity Opportunities	28,575,917	(2,435,884)	26,140,033	223,219,077
Davis Venture Value	472,065,355	(21,045,916)	451,019,439	863,536,609
“Dogs” of Wall Street	33,529,473	(3,108,540)	30,420,933	250,452,436
Alliance Growth	102,471,593	(2,325,391)	100,146,202	369,295,281
Capital Growth	12,031,634	(1,021,186)	11,010,448	81,610,308
MFS Massachusetts Investors Trust	217,195,255	(5,938,079)	211,257,176	908,438,826
Fundamental Growth	32,385,942	(2,566,705)	29,819,237	192,748,310
Blue Chip Growth	30,425,507	(5,384,426)	25,041,081	356,318,918
Real Estate	54,887,156	(1,896,527)	52,990,629	429,168,265
Small Company Value	116,995,005	(10,004,727)	106,990,278	399,946,915
Mid-Cap Growth	76,324,321	(6,233,765)	70,090,556	272,542,306
Aggressive Growth	27,293,641	(3,345,465)	23,948,176	113,034,418
Growth Opportunities	48,894,594	(6,520,095)	42,374,499	258,168,717
Marsico Focused Growth	71,301,842	(1,942,594)	69,359,248	257,076,079
Technology	9,076,289	(1,257,318)	7,818,971	38,054,501
Small & Mid Cap Value	113,149,490	(26,915,506)	86,233,984	568,928,391
International Growth and Income	49,199,883	(14,933,773)	34,266,110	373,939,632
Global Equities	54,117,262	(10,624,660)	43,492,602	448,318,093
International Diversified Equities	16,632,986	(5,817,587)	10,815,399	215,892,173
Emerging Markets	39,162,894	(29,184,773)	9,978,121	389,782,900
Foreign Value	195,069,960	(73,181,978)	121,887,982	1,002,649,036

Note 5. Unfunded Loan Commitments

At October 31, 2014, the High Yield Bond Portfolio had the following unfunded loan commitment which could be extended at the option of the Borrower:

Borrower	Type	Maturity Date	Principal Amount	Value
SI Organization, Inc.	Delayed Draw	7/15/2015	$193,457	$193,054

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant of Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: December 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: December 29, 2014

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: December 29, 2014